As filed with the Securities and Exchange Commission on April 29, 1998
                                            File Nos. 2-84012;811-3752


                    SECURITIES AND EXCHANGE COMMISSION

                         Washington, D.C.  20549

                            __________________
                                FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933          ___

     Pre-Effective Amendment No.                                 ___

     Post-Effective Amendment No. 43                              X

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

     Amendment No. 45                                             X


                           ____________________
                            THE MANAGERS FUNDS
            (Exact name of Registrant as Specified in Charter)

     40 Richards Avenue, Norwalk, Connecticut               06854
     (Address of Principal Executive Offices)               (Zip Code)

Registrant's Telephone Number, including Area Code:    (203) 857-5321

                                             copy to:

                                             Joel H. Goldberg, Esq.
     Donald S. Rumery                        Shereff, Friedman, Hoffman
     The Managers Funds, L.P.                   & Goodman, LLP
     40 Richards Avenue                      919 Third Avenue
     Norwalk, Connecticut  06854             New York, New York  10022

            (Name and Address of Agent for Service of Process)

It is proposed that this filing will become effective (check appropriate box)
__ immediately upon filing pursuant to paragraph (b)
X  on May 1, 1998 pursuant to paragraph (b)
__ 60 days after filing pursuant to paragraph (a)(1)
__ on April 1, 1998 pursuant to paragraph (a)(1)
__ 75 days after filing pursuant to paragraph (a)(2)
__ on (date) pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:
__ This post-effective amendment designates a new effective date for a previously filed post-effective amendment

                            THE MANAGERS FUNDS
                     POST-EFFECTIVE AMENDMENT NO. 43
                          CROSS REFERENCE SHEET
                       (as required by Rule 481(a))


Form N-1A Item                          Location

Part A - Prospectus

Item 1.   Cover Page                    Cover Page

Item 2.   Synopsis                      Illustrative Expense
                                        Information; Summary

Item 3.   Condensed Financial           Illustrative Expense
          Information                   Information; Financial
                                        Highlights

Item 4.   General Description of        Summary; Investment
          Registrant                    Objectives, Policies and
                                        Restrictions; (Equity Funds;
                                        Income Funds); Investment
                                        Objectives and Policies (Money
                                        Market Fund); Certain Investment
                                        Techniques and Associated Risks;
                                        Additional Investment
                                        Information and Risk Factors
                                        (Money Market Fund); Risk
                                        Factors and Special
                                        Considerations; Investment
                                        Restrictions; Portfolio
                                        Turnover

Item 5.   Management of the             Management of the Funds (Equity
          Fund                          Funds and Income Funds);
                                        Management of the Fund and
                                        Portfolio (Money Market Fund);
                                        Portfolio Transactions and
                                        Brokerage; Special Information
                                        Concerning Hub and Spoke (Money
                                        Market Fund)

Item 5A.  Management's Discussion       Not Applicable
          of Fund Performance

Item 6.   Capital Stock and             Purchase and Redemption of Fund
          Other Securities              Shares; Description of Shares,
                                        Voting Rights and Liabilities;
                                        Tax Information

Item 7.   Purchase of Securities        Purchase and Redemption of Fund
          Being Offered                 Shares

Item 8.   Redemption or Repurchase      Purchase and Redemption of Fund
                                        Shares

Item 9.   Pending Legal Proceedings     Description of Shares, Voting
                                        Rights and Liabilities


Form N-1A Item                          Location

Part B - Statement of Additional Information

Item 10.  Cover Page                    Cover Page

Item 11.  Table of Contents             Table of Contents

Item 12.  General Information and       Other Information
          History

Item 13.  Investment Objectives         Investment Restrictions;
          and Policies                  Investment Objectives and
                                        Policies; Portfolio Turnover;
                                        Other Information

Item 14.  Management of the Fund        Trustees and Officers

Item 15.  Control Persons and           Trustees and Officers; Control
          Principal Holders of          Persons and Principal Holders
          Securities                    of Securities

Item 16.  Investment Advisory           Management of the Funds; Fund
          and Other Services            Management Agreement; Asset
                                        Manager Profiles; Investment
                                        Advisor

Item 17.  Brokerage Allocation          Portfolio Securities
          and Other Practices           Transactions

Item 18.  Capital Stock and Other       Control Persons and Principal
          Securities                    Holders of Securities

Item 19.  Purchase, Redemption and      Net Asset Value
          Pricing of Securities Being
          Offered

Item 20.  Tax Status                    Tax Information

Item 21.  Underwriters                  Administrative Services;
                                        Distribution Agreements;
                                        Portfolio Administrator and
                                        Distributor (Money Market Fund)

Item 22.  Calculation of Performance    Performance Information;
          Data                          Performance Data

Item 23.  Financial Statements          Financial Statements

Part C - Other Information

     Information required to be included in Part C of the registration statement is set forth under the appropriate Item, so numbered, in Part C to this Post-Effective Amendment.

THE MANAGERS FUNDS

INCOME EQUITY FUND
CAPITAL APPRECIATION FUND
SPECIAL EQUITY FUND
INTERNATIONAL EQUITY FUND
EMERGING MARKETS EQUITY FUND
------------------------
PROSPECTUS

DATED May 1, 1998

------------------------
WHERE LEADING MONEY MANAGERS CONVERGE

                                TABLE OF CONTENTS


                                                                          PAGE
                                                                          ----

Illustrative Expense Information .......................................    2
Summary ................................................................    3
Financial Highlights ...................................................    4
Investment Objectives, Policies and Restrictions .......................   11
Certain Investment Techniques and Associated Risks .....................   14
GENERAL INFORMATION ON THE FUNDS
     Purchase and Redemption of Fund Shares ............................   A1
     Description of Shares, Voting Rights and Liabilities ..............   A6
     Tax Information ...................................................   A7
     Shareholder Reports ...............................................   A8
     Additional Information ............................................   A8
Management of the Funds ................................................   18
Portfolio Turnover .....................................................   23
Portfolio Transactions and Brokerage ...................................   23
Performance Information ................................................   24


                               THE MANAGERS FUNDS
                                   PROSPECTUS
                                DATED MAY 1, 1998
                                  EQUITY FUNDS


     The  Managers  Funds  (the  "Trust")  is a  no-load,  open-end,  management
investment   company  with  different   series  (each,   a  "Fund"  and
collectively, the "Funds"). Each Fund has distinct investment objectives and strategies. The Funds' investment portfolios are managed by asset managers selected, subject to the review and approval of the Trustees of the Trust, by The Managers Funds, L.P. (the "Manager"). The Manager is also responsible for administering the Trust and the Funds. This Prospectus describes the following Funds (the "Equity Funds"):


     MANAGERS INCOME EQUITY FUND--(the "Income Equity Fund") seeks a high level of current income by investing primarily in income producing equity securities.

     MANAGERS CAPITAL APPRECIATION FUND--(the "Capital Appreciation Fund") seeks long-term capital appreciation as its primary objective and income as its secondary objective.

     MANAGERS SPECIAL EQUITY FUND--(the "Special Equity Fund") seeks capital appreciation by investing primarily in the securities of small to medium capitalization companies expected to have superior earnings growth potential.

     MANAGERS INTERNATIONAL EQUITY FUND--(the "International Equity Fund") seeks long-term capital appreciation as its primary objective and income as its secondary objective by investing primarily in non-U.S. equity securities.

     MANAGERS EMERGING MARKETS EQUITY FUND--(the "Emerging Markets Equity Fund") seeks long-term capital appreciation by investing primarily in companies in countries considered to be emerging or developing by the World Bank or the United Nations.


     This Prospectus sets forth concisely the information concerning the Trust and the Equity Funds that a prospective investor ought to know before investing. It should be retained for future reference. The Trust has filed with the Securities and Exchange Commission a Statement of Additional Information ("SAI"), dated May 1, 1998, which contains more detailed information about the Trust and the Funds and is incorporated into this Prospectus by reference. A copy of the SAI may be obtained without charge by contacting the Trust at 40 Richards Avenue, Norwalk, Connecticut 06854, (800) 835-3879 or (203) 857-5321.
The Securities and Exchange Commission maintains a website (http://www.sec.gov) that contains the SAI, material incorporated by reference and other information regarding the Trust.


     SHARES OF THE TRUST ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, ANY BANK, AND SHARES OF THE TRUST ARE NOT FEDERALLY INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD, OR ANY OTHER AGENCY.


     THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION NOR HAS THE COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

                        ILLUSTRATIVE EXPENSE INFORMATION

     The following tables provide the investor with information concerning annual operating expenses of the Equity Funds.

Caption>

SHAREHOLDER TRANSACTION EXPENSES
(applicable to each Fund)
Maximum Sales Load Imposed on Purchases                        	None
Maximum Sales Load Imposed on Reinvested Dividends             	None
Deferred Sales Charges on Redemptions                           None
Redemption Fees                                                 None
Exchange Fees                                				              	None


     EQUITY FUNDS' ANNUAL OPERATING EXPENSES: (based on average daily net assets during fiscal 1997)


                INCOME EQUITY     CAPITAL        SPECIAL EQUITY  INTERNATIONAL  EMERGING MARKETS
                     FUND     APPRECIATION FUND      	FUND        EQUITY FUND     EQUITY FUND2
               --------------	-----------------	---------------- 	------------	 ----------------
Management Fees      0.75%	        0.80%	             0.90%	          0.90%	      1.15%
Rule 12b-1 Fees	     None	         None         	     None	           None	       None
Other Expenses1	     0.61%	        0.47%	             0.49%	          0.57%	      0.77%
                 	---------	     -------            --------         -------		    ------
Total Operating
      Expenses1	     1.36%   	     1.27%	             1.39%	          1.47%	      1.92%

------------------------
[FN]

(1)Other Expenses reflect the expenses actually incurred by each Fund during the year ended December 31, 1997, restated to reflect a new transfer agent arrangements in effect. The expenses shown do not reflect current asset levels for the Funds or the Fund family, and are not indicative of current expense ratios. See "Management of the Funds--Administration and Shareholder Servicing; Distributor; Transfer Agent." A portion of the brokerage commissions that each of the Funds pays is used to reduce Fund expenses. These reductions are not reflected in the expense information presented above. The reductions had a de minimis impact on the expenses of Managers International Equity Fund; However, in the case of Managers Income Equity, Managers Capital Appreciation and Managers Special Equity Funds, after giving effect to such expense reductions, Other Expenses would have been 0.65%, 0.54% and 0.50%, respectively, and Total Operating Expenses would have been 1.40%, 1.34% and 1.40%, respectively.


(2)Other Expenses are estimated based on estimated average net assets for the current fiscal year ending December 31, 1998 of $30,000,000. To the extent that actual average net assets are greater than or less than the estimate of $30,000,000, actual Other Expenses and Total Operating Expenses will be less than or greater than, respectively, the estimated amounts shown.


EXAMPLES

     An investor would pay the following expenses on a $1,000 investment in the respective Equity Funds over various time periods assuming (1) a 5% annual rate of return, and (2) redemption at the end of each time period. As noted above, the Funds do not charge any redemption fees or deferred sales loads of any kind.

     THE EXAMPLES SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES. ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN.

                FUND                         1 YEAR  3 YEARS  5 YEARS 10 YEARS
                ----                          ------  -------  ------- --------
Income Equity Fund .........................    $14     $43      $74     $164
Capital Appreciation Fund ..................     13      40       70      153
Special Equity Fund ........................     14      44       76      167
International Equity Fund ..................     15      46       80      176
Emerging Markets Equity Fund ...............     20      60       --      ---
-------------

     The above expense table is designed to assist investors in understanding the various direct and indirect costs and expenses that investors in the Fund bear.

                                     SUMMARY
                 GENERAL DESCRIPTION OF THE TRUST AND THE FUNDS


         The Trust is a no-load, open-end, management investment company organized as a Massachusetts business trust.


     This Prospectus relates to the Equity Funds. For more complete information about any of the other Funds in the Trust call (800) 835-3879 or (203) 857-5321. Read the prospectus carefully before you invest.

     Each of the Funds has distinct investment objectives and strategies. There is, of course, no assurance that a Fund will achieve its investment objectives.

                                   MANAGEMENT

     The Trust is governed by the Trustees, who provide broad supervision over the affairs of the Trust and the Funds. The Manager provides investment management and administrative services for the Trust and the Funds. The assets of each Fund are managed by one or more asset managers (each, an "Asset Manager" and collectively, the "Asset Managers") selected, subject to the review and approval of the Trustees, by the Manager. The assets of each Fund are allocated by the Manager among the Asset Managers selected for that Fund. Each Asset Manager has discretion, subject to oversight by the Manager and the Trustees, to purchase and sell portfolio assets, consistent with each Fund's investment objectives, policies and restrictions and the specific investment strategies developed by the Manager. For its services, the Manager receives a management fee from each Fund. A portion of the fee paid to the Manager is used by the Manager to pay the advisory fees of the Asset Managers. See "Management of the Funds" for more detailed information.

                                  SPECIAL RISKS

     There are certain risks associated with the investment policies of each of the Equity Funds. For instance, to the extent that a Fund invests in the securities of small to medium sized (by market capitalization) companies, or financial instruments related to such securities, the Fund may be exposed to a higher degree of risk and price volatility because such investments may lack sufficient liquidity to enable the Fund to effect sales at an advantageous time or without a substantial drop in price. To the extent that a Fund invests in securities of non-U.S. issuers or securities denominated or quoted in foreign currencies, the Fund may face risks that are different from those associated with investment in domestic U.S. dollar denominated or quoted securities, including the effects of changes in currency exchange rates, political and economic developments, the possible imposition of exchange controls, governmental confiscation or restrictions, less availability of data on companies and a less well developed securities industry as well as less regulation of stock exchanges, brokers and issuers. Investments in securities of issuers in emerging market countries may involve a heightened degree of risk and many may be considered speculative. In general, the value of fixed-income securities will rise when interest rates fall, and fall when interest rates rise, affecting the net asset value of a Fund. For more details on the risks associated with certain investment techniques see "Certain Investment Techniques and Associated Risks." Certain Funds experience high annual portfolio turnover which may involve correspondingly greater brokerage commissions and other transaction costs, and certain adverse tax consequences to shareholders. See "Portfolio Turnover."


                        PURCHASE AND REDEMPTION OF SHARES

     The minimum initial investment in the Trust is $2,000 per Fund ($500 for IRAs). For information on eligible investors, arrangements for lower minimum investments and how to purchase and redeem shares of the Fund, see "Purchase and Redemption of Fund Shares."

                              FINANCIAL HIGHLIGHTS


     The following tables present financial highlights for each Equity Fund for the last ten years through December 31, 1997, or since the commencement of operations, if applicable. The information for each Equity Fund except Managers Emerging Markets Equity Fund has been derived from the financial statements of the Trust which have been audited by independent public accountants Coopers & Lybrand L.L.P. for the years ended December 31, 1993 through December 31, 1997, and by other accountants for the years prior to 1993, and should be read in conjunction with such financial statements. The financial highlights for Managers Emerging Markets Equity Fund for the period February 9, 1998 (commencement of operations) to march 31, 1998 is unaudited. See "Financial Statements" in the SAI.

[This page is left intentionally blank]

FINANCIAL HIGHLIGHTS
(For a share of beneficial interest outstanding throughout each year)

--------------------------------------------------------------------------------
MANAGERS INCOME EQUITY FUND
--------------------------------------------------------------------------------



                                                                     YEAR ENDED DECEMBER 31,
                                           ---------------------------------------------------------------
                                               1997      1996      1995       1994       1993       1992
-------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF YEAR             $30.49       $28.43    $24.90    $27.89     $27.38     $28.62
                                                ------       ------    ------    ------     ------     ------      ------
INCOME FROM INVESTMENT OPERATIONS:
   Net investment income (d)                     0.67         0.76      0.87      0.80       0.81       0.99
   Net realized and unrealized gain (loss)
     on investments                              7.27         3.97      7.47     (0.50)      2.54       1.72
                                               ------       ------    ------    ------     ------     ------
      Total from investment operations           7.94         4.73      8.34      0.30       3.35       2.71
                                               ------       ------    ------    ------     ------     ------
LESS DISTRIBUTIONS TO SHAREHOLDERS:
   From net investment income                   (0.69)       (0.76)    (0.86)    (0.83)     (0.76)     (0.98)
   From net realized gain on investments        (6.68)       (1.91)    (3.95)    (2.46)     (2.08)     (2.97)
                                               ------       ------    ------    ------     ------     ------
      Total distributions to shareholders       (7.37)       (2.67)    (4.81)    (3.29)     (2.84)     (3.95)
                                               ------       ------    ------    ------     ------     ------
NET ASSET VALUE, END OF YEAR                   $31.06       $30.49    $28.43    $24.90     $27.89     $27.38
                                               ======       ======    ======    ======     ======     ======
------------------------------------------------------------------------------------------------------------------
Total Return                                    27.19%       17.08%    34.36%     0.99%     12.40%      9.80%
------------------------------------------------------------------------------------------------------------------
Ratio of net expenses to average net assets(d)   1.32%(c)     1.44%(c)  1.45%     1.33%      1.32%      1.20%
Ratio of net investment income to average
   net assets(d)                                 1.97%        2.63%     2.85%     3.06%      2.75%      3.52%
Portfolio turnover                                 96%          33%       36%       46%        41%        41%
Average commission rate(a)                      $0.06        $0.06        --        --         --         --
Net assets at end of year (000's omitted)     $64,946      $53,063   $37,807   $48,875    $40,965    $49,648
===============================================================================================================


                                                YEAR ENDED DECEMBER 31,
                                  -------------------------------------------------
                                               1991        1990        1989         1988
-------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF YEAR            $24.06      $30.23      $28.17      $23.59
                                              ------      ------      ------       ------
INCOME FROM INVESTMENT OPERATIONS:
   Net net investment income (d)                1.11        1.48        1.68        1.45
   Net realized and unrealized gain (loss)
     on investments                             5.82       (5.30)       4.77        4.84
                                              ------      ------      ------       ------
      Total from investment operations          6.93       (3.82)       6.45        6.29
                                              ------      ------      ------       ------
LESS DISTRIBUTIONS TO SHAREHOLDERS:
   From investment income                      (1.20)      (1.45)      (1.66)      (1.43)
   From net realized gain on investments       (1.17)      (0.90)      (2.73)      (0.28)
                                              ------      ------      ------       ------
      Total distributions to shareholders      (2.37)      (2.35)      (4.39)      (1.71)
                                              ------      ------      ------       ------
NET ASSET VALUE, END OF YEAR                  $28.62      $24.06      $30.23      $28.17
                                              ======      ======      ======       ======
-------------------------------------------------------------------------------------------
Total Return                                   29.33%     (13.04)%     22.24%      26.10%
-------------------------------------------------------------------------------------------
Ratio of net expenses to average net assets(d)  1.16%        0.80%       0.15%      0.17%
Ratio of net investment income to average
   net assets(d)                                4.00%        5.40%       5.34%       5.47%
Portfolio turnover                                64%          57%         23%         26%
Average commission rate(a)                        --          --          --           --
Net assets at end of year (000's omitted)    $70,077      $80,297    $116,103    $108,149
===========================================================================================

MANAGERS CAPITAL APPRECIATION FUND
--------------------------------------------------------------------------------



                                                                  YEAR ENDED DECEMBER 31,
                                          ----------------------------------------------------------------
                                            1997(b)        1996      1995       1994       1993       1992
-------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF YEAR             $26.34       $27.14    $23.25    $25.17     $24.67     $23.46
                                               ------       ------    ------    ------     ------     ------
INCOME FROM INVESTMENT OPERATIONS:
   Net investment income (loss)(d)              (0.13)        0.09      0.09      0.12       0.19       0.08
   Net realized and unrealized gain (loss)
     on investments                              3.15         3.66      7.62     (0.49)      3.80       2.39
                                               ------       ------    ------    ------     ------     ------
      Total from investment operations           3.02         3.75      7.71     (0.37)      3.99       2.47
                                               ------       ------    ------    ------     ------     ------
LESS DISTRIBUTIONS TO SHAREHOLDERS:
   From net investment income                      --        (0.10)    (0.08)    (0.12)     (0.19)     (0.07)
   From net realized gain on investments        (5.12)       (4.45)    (3.74)    (1.39)     (3.30)     (1.19)
   In excess of net realized gain
     on investments                                --           --        --     (0.04)        --         --
                                               ------       ------    ------    ------     ------     ------
      Total distributions to shareholders       (5.12)       (4.55)    (3.82)    (1.55)     (3.49)     (1.26)
                                               ------       ------    ------    ------     ------     ------
NET ASSET VALUE, END OF YEAR                   $24.24       $26.34    $27.14    $23.25     $25.17     $24.67
                                               ======       ======    ======    ======     ======     ======
--------------------------------------------------------------------------------------------------------------
Total Return                                    12.74%       13.73%    33.39%    (1.50)%    16.38%     10.50%
--------------------------------------------------------------------------------------------------------------
Ratio of net expenses to average net assets(d)    1.26%(c)     1.33%(c)  1.36%     1.29%      1.18%      1.05%
Ratio of net investment income (loss) to average
   net assets(d)                                (0.45)%       0.34%     0.31%     0.53%      0.74%      0.33%
Portfolio turnover                                235%         172%      134%      122%       131%       175%
Average commission rate(a)                      $0.06        $0.06        --        --         --         --
Net assets at end of year (000's omitted)     $73,860     $101,282   $83,353   $86,042    $69,358    $56,196
===============================================================================================================




                                                  YEAR ENDED DECEMBER 31,
                                           --------------------------------------------------
                                                1991        1990        1989         1988
--------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF YEAR             $19.99      $21.84      $20.10      $17.38
                                               ------      ------      ------       ------
INCOME FROM INVESTMENT OPERATIONS:
   Net investment income (loss)(d)               0.25        0.60        0.91        0.75
   Net realized and unrealized gain (loss)
     on investments                              6.10       (0.98)       3.47        2.72
                                               ------      ------      ------       ------
      Total from investment operations           6.35       (0.38)       4.38        3.47
                                               ------      ------      ------       ------
LESS DISTRIBUTIONS TO SHAREHOLDERS:
   From net investment income                   (0.27)      (0.61)      (0.91)      (0.75)
   From net realized gain on investments        (2.61)      (0.86)      (1.73)         --
   In excess of net realized gain
     on investments                                --          --          --           --
                                               ------      ------      ------       ------
      Total distributions to shareholders       (2.88)      (1.47)      (2.64)      (0.75)
                                               ------      ------      ------       ------
NET ASSET VALUE, END OF YEAR                   $23.46      $19.99      $21.84      $20.10
                                               ======      ======      ======       ======
--------------------------------------------------------------------------------------------
Total Return                                    31.97%      (1.98)%     21.05%      19.23%
--------------------------------------------------------------------------------------------
Ratio of net expenses to average net assets(d)   1.31%         1.09%        0.38%      0.33%
Ratio of net investment income (loss) to average
   net assets(d)                                 1.07%         2.80%       4.04%       3.90%
Portfolio turnover                                259%          124%        120%         95%
Average commission rate(a)                         --          --          --           --
Net assets at end of year   (000's omitted)   $53,246       $45,801     $52,724     $60,540
============================================================================================

[FN]
(a) All funds are now required to disclose their average commission rate per share for security trades on which commissions are charged. The amount may vary from period to period and from fund to fund depending on the mix of trades executed in various markets where trading practices and commissions rate structures may differ.

(b) Calculated using the average shares outstanding during the year.


(c) The Funds have entered into arrangements with one or more third-party broker-dealers who have paid a portion of each Fund's respective custodian expenses. Absent these expense reductions, the ratio of expenses to average net assets for the years ended December 31, 1997 and 1996, would have been 1.35% and 1.44%, respectively, for Managers Income Equity Fund and 1.32% and 1.38%, respectively, for Managers Capital Appreciation Fund. Such payments were primarily used to reduce the custodian expense.


(d) Does  not reflect   investment   advisory  and   management   fees  paid  by
    shareholders directly to the Manager prior to May 1990.


                                      6-7

FINANCIAL HIGHLIGHTS
(For a share of beneficial interest outstanding throughout each year)

--------------------------------------------------------------------------------
MANAGERS SPECIAL EQUITY FUND
--------------------------------------------------------------------------------



                                                              YEAR ENDED DECEMBER 31,
                                           -----------------------------------------------------------------
                                                1997       1996       1995(b)       1994       1993       1992
---------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF YEAR             $50.95       $43.34    $36.79    $38.90     $36.14     $34.49
                                               ------       ------    ------    ------     ------     ------
INCOME FROM INVESTMENT OPERATIONS:
   Net investment income (loss)(d)               0.08        (0.00)    (0.07)    (0.01)      0.02       0.05
   Net realized and unrealized gain (loss)
     on investments                             12.29        10.68     12.28     (0.76)      6.12       5.35
                                               ------       ------    ------    ------     ------     ------
      Total from investment operations          12.37        10.68     12.21     (0.77)      6.14       5.40
                                               ------       ------    ------    ------     ------     ------
LESS DISTRIBUTIONS TO SHAREHOLDERS:
   From net investment income                   (0.07)          --        --        --      (0.01)     (0.05)
   From net realized gain on investments        (2.07)       (3.07)    (5.66)    (1.34)     (3.37)     (3.70)
                                               ------       ------    ------    ------     ------     ------
      Total distributions to shareholders        (2.14)      (3.07)    (5.66)    (1.34)     (3.38)     (3.75)
                                               ------       ------    ------    ------     ------     ------
NET ASSET VALUE, END OF YEAR                   $61.18       $50.95    $43.34    $36.79     $38.90     $36.14
                                               ======       ======    ======    ======     ======     ======
---------------------------------------------------------------------------------------------------------------
Total Return                                    24.45%       24.75%    33.94%    (1.99)%    17.05%     15.64%
---------------------------------------------------------------------------------------------------------------
Ratio of net expenses to average net assets(d)   1.35%(c)     1.43%     1.44%     1.37%      1.26%      1.29%
Ratio of net investment income (loss) to
   average net assets(d)                         0.17%       (0.10)%   (0.16)%   (0.06)%    0.07%      0.14%
Portfolio turnover                                 49%          56%       65%       66%       45%        54%
Average commission rate(a)                      $0.05        $0.05        --        --         --         --
Net assets at end of year   (000's omitted)  $719,707     $271,433  $118,362  $111,584    $99,032    $53,641
================================================================================================================




                                                  YEAR ENDED DECEMBER 31,
                                           ---------------------------------------------------
                                                 1991        1990        1989         1988
---------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF YEAR              $24.46      $32.45      $27.04      $22.97
                                                ------      ------      ------       ------
INCOME FROM INVESTMENT OPERATIONS:
   Net investment income (loss)(d)                0.22        0.33        0.54        0.51
   Net realized and unrealized gain (loss)
     on investments                              11.78       (5.44)       8.57        5.43
                                                ------      ------      ------       ------
      Total from investment operations           12.00       (5.11)       9.11        5.94
                                                ------      ------      ------       ------
LESS DISTRIBUTIONS TO SHAREHOLDERS:
   From net investment income                    (0.23)      (0.36)      (0.64)      (0.40)
   From net realized gain on investments         (1.74)      (2.52)      (3.06)      (1.47)
                                                ------      ------      ------       ------
      Total distributions to shareholders        (1.97)      (2.88)      (3.70)      (1.87)
                                                ------      ------      ------       ------
NET ASSET VALUE, END OF YEAR                    $34.49      $24.46      $32.45      $27.04
                                                ======      ======      ======       ======
---------------------------------------------------------------------------------------------
Total Return                                    49.26%      (16.05)%     32.76%      25.26%
---------------------------------------------------------------------------------------------
Ratio of net expenses to average net assets(d)    1.30%       1.19%       0.40%       0.60%
Ratio of net investment income (loss) to
   average net assets(d)                          0.73%       1.22%       1.65%       1.20%
Portfolio turnover                                  70%         67%         48%         62%
Average commission rate(a)                          --          --          --           --
Net assets at end of year   (000's omitted)    $40,616     $24,429     $37,316     $28,824
=============================================================================================

MANAGERS INTERNATIONAL EQUITY FUND
--------------------------------------------------------------------------------



                                                            YEAR ENDED DECEMBER 31,
                                           -----------------------------------------------------------------
                                               1997       1996      1995(b)       1994       1993       1992
--------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF YEAR             $43.69       $39.97    $36.35    $35.92     $26.52     $25.66
                                               ------       ------    ------    ------     ------     ------
INCOME FROM INVESTMENT OPERATIONS:
   Net investment income (loss)(d)               0.42         0.32      0.31      0.16       0.22       0.23
   Net realized and unrealized gain (loss)
     on investments                              4.27         4.76      5.59      0.56       9.88       0.85
                                               ------       ------    ------    ------     ------     ------
      Total from investment operations           4.69         5.08      5.90      0.72      10.10       1.08
                                               ------       ------    ------    ------     ------     ------
LESS DISTRIBUTIONS TO SHAREHOLDERS:
   From net investment income (loss)            (0.65)      (0.33)    (0.13)    (0.08)     (0.29)     (0.22)
   In excess of net investment income              --           --        --        --      (0.11)        --
   From net realized gain on investments         (2.15)      (1.03)    (2.15)       --      (0.30)        --
   In excess of net realized gain
      on investments                               --           --        --     --        (0.21)         --
                                               ------       ------    ------    ------     ------     ------
      Total distributions to shareholders        (2.80)      (1.36)    (2.28)    (0.29)     (0.70)     (0.22)
                                               ------       ------    ------    ------     ------     ------
NET ASSET VALUE, END OF YEAR                   $45.58       $43.69    $39.97    $36.35     $35.92     $26.52
                                               ======       ======    ======    ======     ======     ======
---------------------------------------------------------------------------------------------------------------
Total Return                                    10.83%       12.77%    16.24%     2.00%     38.20%      4.25%
---------------------------------------------------------------------------------------------------------------
Ratio of net expenses to average net assets(d)   1.45%(c)     1.53%     1.58%     1.49%      1.47%      1.45%
Ratio of net investment income to
   average net assets(d)                         0.75%        0.97%     0.80%     0.60%      0.78%      0.97%
Portfolio turnover                                 37%          30%       73%       22%        46%        51%
Average commission rate(a)                      $0.03        $0.03        --        --         --         --
Net assets at end of year   (000's omitted)  $386,624     $269,568  $140,488   $86,924    $62,273    $23,129
==============================================================================================================



                                                  YEAR ENDED DECEMBER 31,
                                           -----------------------------------------------
                                                1991        1990        1989         1988
----------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF YEAR             $22.09      $26.12      $23.80      $21.74
                                               ------      ------      ------       ------
INCOME FROM INVESTMENT OPERATIONS:
   Net investment income (loss)(d)               0.36        0.34       (0.15)       0.02
   Net realized and unrealized gain (loss)
     on investments                              3.64       (2.85)       3.76        2.12
                                               ------      ------      ------       ------
      Total from investment operations           4.00       (2.51)       3.61        2.14
                                               ------      ------      ------       ------
LESS DISTRIBUTIONS TO SHAREHOLDERS:
   From net investment income (loss)            (0.36)      (0.13)         --       (0.08)
   In excess of net investment income              --          --          --           --
   From net realized gain on investments        (0.07)      (1.39)      (1.29)         --
   In excess of net realized gain
      on investments                               --          --          --           --
                                               ------      ------      ------       ------
      Total distributions to shareholders       (0.43)      (1.52)      (1.29)      (0.08)
                                               ------      ------      ------       ------
NET ASSET VALUE, END OF YEAR                   $25.66      $22.09      $26.12      $23.80
                                               ======      ======      ======       ======
----------------------------------------------------------------------------------------------
Total Return                                    18.14%      (9.68)%     15.10%       8.89%
----------------------------------------------------------------------------------------------
Ratio of net expenses to average net assets(d)   1.69%        2.33%       2.77%       1.68%
Ratio of net investment income to
   average net assets(d)                         1.50%        1.12%      (0.73)%      0.12%
Portfolio turnover                                158%          78%        117%         88%
Average commission rate(a)                         --          --          --           --
Net assets at end of year   (000's omitted)   $14,222       $9,871      $8,974      $7,337
==============================================================================================

[FN]
(a) All funds are now required to disclose their average commission rate per share for security trades on which commissions are charged. The amount may vary from period to period and from fund to fund depending on the mix of trades executed in various markets where trading practices and commissions rate structures may differ.

(b) Calculated  using  the average shares outstanding  during the year.


(c) The Funds have entered into arrangements with one or more third-party broker-dealers who have paid a portion of each Fund's respective custodian expenses. Absent these expense reductions, the ratio of expenses to average net assets for the year ended December 31, 1997, would have been 1.36% and 1.45%, respectively, for Managers Special Equity and Managers International Equity. Such payments were primarily used to reduce the custodian expense.

(d) Does  not  reflect  investment   advisory  and   management   fees  paid  by
    shareholders directly to the Manager prior to May 1990.

                                      8&9

FINANCIAL HIGHLIGHTS
(For a shre of beneficial interest outstanding throughout the period)
-------------------------------------------------------------------------------
MANAGERS EMERGING MARKETS EQUITY FUND
--------------------------------------------------------------------------------



                                      FOR THE PERIOD FEBRUARY 9, 1998
                                  				(COMMENCEMENT OF OPERATIONS) TO
							                                  MARCH 31, 1998 (unaudited)
-----------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD           $10.00
                                               ------
INCOME FROM INVESTMENT OPERATIONS:
   Net investment income				 0.01
   Net realized and unrealized gain (loss)
     on investments                              0.40
								-----
      Total from investment operations          10.41
                                               ------
LESS DISTRIBUTIONS TO SHAREHOLDERS:
   From net investment income                     ---
							                                        	------
   From net realized gain on investments          ---
                               		               ------

      Total distributions to shareholders         ---
							                                          ------

NET ASSET VALUE, END OF PERIOD                    $10.41
                                                 -------
--------------------------------------------------------------
Total Return 						                               4.10%(c)(d)
--------------------------------------------------------------
Ratio of net expenses to average net assets	      1.83%(b)
Ratio of net investment income to
   average net assets					                        1.47%(b)
Portfolio turnover                                   7%(c)
Net assets at end of period(000's omitted)      $3,568
---------------------------------------------------------------------
Expense Waiver (a)
------------------
Ratio of total expenses to average net assets	    2.98%(b)
Ratio of net investment income to average net
    assets							                                 0.27%(b)
=============================================================

[FN]

(a) Ratio information assuming no waiver of investment advisory and management fees in effect for the period.
(b)  Annualized.
(c)  Not annualized.
(d) The total return would have been lower had certain expenses not been reduced during the period.


                INVESTMENT OBJECTIVES, POLICIES AND RESTRICTIONS

     The investment objectives of a Fund may not be changed without approval of a majority of the outstanding voting securities of that Fund, as defined in the Investment Company Act of 1940, as amended (the "1940 Act"). There is no assurance that these objectives will be achieved. Investors should refer to the prospectus section entitled "Certain Investment Techniques and Associated Risks" and to the "Other Information" section in the SAI for additional portfolio management discussions and for a description of the ratings mentioned below that are assigned by Moody's Investors Service, Inc. ("Moody's") and Standard & Poor's Ratings Group ("Standard & Poor's"). Each Fund is subject to certain investment restrictions which may not be changed without the approval of the holders of a majority of that Fund's outstanding voting securities.

     The Equity Funds pursue their investment objectives primarily by investing in "equity securities," which for this purpose consist of common stock, securities convertible into common stock, such as bonds and preferred stocks, American Depository Receipts, securities such as rights and warrants which permit the holder to purchase equity securities, and securities which enable the Fund to own a group of equities, for example Standard & Poor's Depository Receipts (SPDRs).


     To the extent consistent with their investment objectives and policies, the Equity Funds may also invest in fixed-income securities for current income and capital preservation. Such fixed-income securities will have a maximum remaining maturity of fifteen years. The Equity Funds will invest in fixed-income securities issued by the U.S. government and its agencies and instrumentalities, or corporate bonds or debentures that are rated not less than Aa by Moody's or AA by Standard & Poor's, or, in the case of debt securities not rated by Moody's or Standard & Poor's, of comparable quality as determined by the Asset Manager. Each of the Equity Funds may invest a portion of its cash balances in shares of unaffiliated money market mutual funds, when the Manager determines that such investments offer higher net yields (after considering all direct and indirect fees and expenses) than direct investments in cash equivalent securities. The Equity Funds may also engage in securities lending, and may invest the collateral for such loans in unaffiliated money market funds. The Equity
Funds  may  also  invest  in   fixed-income   securities   for  capital
appreciation.  Fixed-income securities may have a fixed or variable rate.
Any or all of the Funds may at times for defensive purposes temporarily place all or a portion of their assets in cash, short-term commercial paper, U.S. government securities, high quality debt securities, including Eurodollar and Yankee Dollar obligations, and obligations of banks when, in the judgment of the Fund's Asset Manager, such investments are appropriate in light of economic or market conditions. See "Other Information--Cash Equivalents" in the SAI. In addition to these strategies, the International Equity Fund and Emerging Markets Equity Fund, as a temporary defensive position policy, may invest in cash equivalents of foreign issuers, foreign government bonds or other non-U.S. dollar denominated cash equivalents.

                           MANAGERS INCOME EQUITY FUND

     The Fund's investment objective is to seek a high level of current income from a diversified portfolio of income-producing equity securities. The Fund ordinarily invests at least 65% of its total assets in income-producing equity securities. The Fund does not intend to invest in securities of companies without proven earnings.

                       MANAGERS CAPITAL APPRECIATION FUND

     The Fund's primary investment objective is to seek long-term capital appreciation and its secondary objective is to seek income by investing in a diversified portfolio of equity securities.

                          MANAGERS SPECIAL EQUITY FUND

     The Fund's investment objective is to seek capital appreciation by investing primarily in the equity securities of a diversified group of companies expected to have superior earnings growth potential. The Fund's investments will tend to be in the securities of companies having small to medium market capitalizations. The Fund ordinarily invests at least 65% of its total assets in such equity securities. In selecting securities for the Fund, the Asset Manager may purchase securities of companies which are in the early stages of their corporate life cycle or not yet well recognized, or in more established firms which are experiencing accelerated earnings growth.

                       MANAGERS INTERNATIONAL EQUITY FUND

     The Fund's primary investment objective is to seek long-term capital appreciation and its secondary objective is to seek income by investing primarily in non-U.S. equity securities. The Fund ordinarily invests at least 65% of its total assets in equity securities of companies domiciled outside the United States, but up to a combined total of 35% of its total assets may be invested in equity and fixed-income securities of U.S. companies when, in the estimation of the Asset Manager, expected returns from such securities exceed those of non-U.S. equity securities. The Fund may invest in fixed-income securities denominated in foreign currencies.

     The Fund intends to diversify investments among countries and normally intends to hold securities of non-U.S. companies in at least three countries. Investments may be made in companies in emerging markets as well as developed countries. The Fund intends to invest in non-U.S. companies whose securities are traded on exchanges located in the countries in which the issuers are principally based. For a discussion of the risks associated with investing in foreign securities, see "Certain Investment Techniques and Associated Risks --Other Securities--Foreign Securities--Emerging Markets."

                      MANAGERS EMERGING MARKETS EQUITY FUND



     The Fund's investment objective is to seek long term capital appreciation by investing primarily in equity securities of companies in emerging markets. The Fund ordinarily invests at least 65% of its total assets in equity securities of companies considered to be in emerging markets, but up to a combined total of 35% of its total assets may be invested in equity and fixed-income securities of companies that are not in emerging markets, including U.S. companies, when, in the estimation of an Asset Manager, expected returns from such securities exceed those of emerging market securities. The Fund may invest in fixed-income securities denominated in foreign currencies. The Fund is designed for long-term investors who want exposure to the potential for rapid growth associated with emerging markets and can tolerate the increased risk associated with investing in these markets.


     The Fund intends to diversify investments among countries and normally intends to hold securities of non-U.S. companies in at least three countries. Investments may be made in companies in emerging markets as well as developed countries. THE FUND DOES NOT REPRESENT A COMPLETE INVESTMENT PROGRAM NOR IS THE FUND SUITABLE FOR ALL INVESTORS. For a discussion of the risks associated with investing in foreign securities, see "Certain Investment Techniques and Associated Risks-Other Securities-Foreign Securities -Emerging Markets."


     The Manager considers an emerging market to be any country which is generally considered to be an emerging or developing country by the World Bank, the International Finance Corporation, the United Nations or its authorities. These countries can generally include every country in the world except Australia, Austria, Belgium, Canada, Denmark, Finland, France, Germany, Ireland, Italy, Japan, Netherlands, New Zealand, Norway, Spain, Sweden, Switzerland, United Kingdom and the United States. The Fund seeks to invest in those emerging market countries in which the economies are developing strongly and in which the markets are becoming more sophisticated. The Fund does not intend to invest in any emerging market country where the foreign currency is not freely convertible into U.S. dollars, unless the Fund has obtained the necessary governmental licensing to convert such currency or if the Fund has received a sanctioned contractual guarantee to protect such investment against loss of the currency's external value. See "Other Information--Foreign Currency Considerations" in the SAI.


	A company in an emerging market country is one that: (i) has its principal securities trading market in an emerging market country; (ii) is organized under the laws of an emerging market country; (iii) derives 50% or more of its total revenue from either goods produced, sales made or services performed in an emerging markets country; or (iv) has at least 50% of its assets located in an emerging markets country.

	The Asset  Managers  of the Fund will not  routinely  attempt  to hedge the
Fund's foreign currency exposure.  However,  the Asset Managers may from time to time engage in foreign currency  exchange  transactions if, based on fundamental research,  technical factors,  and their experience and judgment, they believe the transactions would be in the Fund's best interest.


               CERTAIN INVESTMENT TECHNIQUES AND ASSOCIATED RISKS

     The following are descriptions of types of securities invested in by the Equity Funds, certain investment techniques employed by the Funds and risks associated with utilizing either the securities or the investment techniques. Unless otherwise indicated, all of the Funds may invest in the indicated securities and use the indicated investment techniques.

                   GENERAL RISKS ASSOCIATED WITH EQUITY FUNDS

     The Equity Funds are subject to normal market risks. In an attempt to reduce risk of loss of principal due to changes in the value of individual stocks, each of the Equity Funds invests in a diversified portfolio of common stocks. Such diversification does not eliminate all risks and investors should expect the net asset value of their Equity Fund shares to fluctuate based on market conditions.

     The securities of small- to medium-sized (by market capitalization) companies, or financial instruments related to such securities, may have a more limited market than the securities of larger companies. Accordingly, it may be more difficult to effect sales of such securities at an advantageous time or without a substantial drop in price than securities of a company with a large market capitalization and broad trading market. In addition, securities of small- to medium-sized companies may have greater price volatility as they are generally more vulnerable to adverse market factors such as unfavorable economic reports.

                                OTHER SECURITIES

     FOREIGN  SECURITIES.  Investments in foreign  securities involve risks that differ  from  investments  in  securities  of domestic  issuers.  Such risks may
include  political  and  economic  developments,   the  possible  imposition  of
withholding taxes, possible seizure or nationalization of assets, the possible establishment of exchange controls or the adoption of other foreign governmental restrictions which might adversely affect the Fund's investments. In addition, foreign countries may have less well developed securities markets, as well as less regulation of stock exchanges and brokers and different auditing and financial reporting standards. Not all foreign branches of United States banks are supervised or examined by regulatory authorities as are United States banks, and such branches may not be subject to reserve requirements. For additional information regarding the risks associated with foreign branch issues, see "Other Information--Obligations of Domestic and Foreign Banks" in the SAI. Investing in the fixed-income markets of developing countries involves exposure to economies that are generally less diverse and mature, and to political systems which may be less stable, than those of developed countries. Foreign securities often trade with less frequency and
                                       14

                     GENERAL INFORMATION ON THE FUNDS

                     PURCHASE AND REDEMPTION OF FUND SHARES
                           HOW TO PURCHASE FUND SHARES

     Initial purchases of shares of the Funds may be made in a minimum amount of $2,000 per Fund ($500 for IRAs). Arrangements can also be made to open accounts with a $500 or $250 initial investment and an agreement to invest at least $50 or $100, respectively, per month until the minimum is attained. Call
(800)835-3879 for more information on these arrangements. There is no minimum for additional investments, except for telephone Automated Clearing House ("ACH") purchases.

     Investors may purchase shares of the Trust through their financial planner or other investment professional who is (or who is associated with) an investment adviser registered with the Securities and Exchange Commission or an applicable state securities commission (a "Registered Investment Adviser") or directly from the Trust as indicated below. Shares may also be purchased by bank trust departments on behalf of their clients, other institutional investors such as corporations, endowment funds and charitable foundations, and tax-exempt employee welfare, pension and profit-sharing plans.

     The following shows the various methods for purchasing the Trust's shares. For more complete instructions, see the account application.

                              INITIAL INVESTMENT        ADDITIONAL INVESTMENTS
                              ------------------        ----------------------
Minimums:
Regular accounts              $2,000 (or lower, as      No minimum
                              described above)

Education IRA			              Minimum/Maximum $500      N/A


IRAs, IRA rollovers,
SEP, ROTH and SIMPLE IRAs     $500                      No minimum

      METHOD
   ------------
Through your                  Contact                   Send additional funds
investment professional       your investment advi-     to your investment pro-
                              sor, bank or other        fessional at the address
                              investment professional   appearing on your
                                                        account statement

                              						A1

Direct by mail                Send your account         *Send letter of instruc-
                              application and check     tion
                              (payable to The           and check (payable to
                              Managers Funds) to the    The Managers Funds)
                              address indicated on      to:
                              the application           The Managers Funds
                                                        c/o Boston Financial
                                                          Data Service, Inc.
                                                        P.O. Box 8517
                                                        Boston, MA 02266-8517
                                                        Please include your
                                                        account # on your check


Direct Federal Funds or       Call (800) 358-7668 to    Call the Transfer Agent
Bank Wire                     notify the Fund,          at (800) 358-7668 prior
                              and instruct              to wiring additional
                              your bank to wire U.S.    funds
                              funds to:
                              ABA #011000028
                              State Street Bank &
                                Trust Company
                              Boston, MA 02101
                              BFN--The Managers
                                Funds
                              AC 9905-001-5
                              FBO--Shareholder Name
                              Fund & Account #

By telephone                  Only for established      Call the Transfer Agent
                              accounts with ACH priv-   at (800) 252-0682
                              ileges. Call (800) 252-   Minimum investment
                              0682 with instructions    $100
                              for the Transfer Agent
--------------------------------------------------------------------------

*For shareholders that invest directly with the Fund only. For Adviser and Bank Trust accounts, please call (800) 358-7668 for further instructions.


     The employees and their families of The Managers Funds, L.P. and selected dealers and their authorized representatives who are engaged in the sale of Fund shares, may purchase shares of the Fund without regard to a minimum initial investment.

     Certain states may require Registered Investment Advisers that purchase Fund shares for customers in those states to register as broker-dealers. From time to time the Trust's distributor may supply materials to Registered Investment Advisers to assist them in formulating an investment program using the Trust for their clients. Such materials are designed to be used and evaluated by investment professionals, do not contain investment advice and are not available for distribution to the general public.

                               						A2

     Certain investors may purchase or sell Fund shares through broker-dealers or through other processing organizations who may impose transaction fees or other charges in connection with providing this service. Shares purchased in this fashion may be treated as a single account for purposes of the minimum initial investment. Investors who do not wish to receive the services of a broker-dealer or processing organization may consider investing directly with the Trust. Shares held through a broker-dealer or processing organization may be transferred into the investor's name by contacting the broker-dealer or processing organization and the Trust's transfer agent. Certain processing organizations may receive compensation from the Trust's Manager, Administrator and/or an Asset Manager.

     Trust shares are offered and orders accepted on each Business Day (a day on which the New York Stock Exchange ("NYSE") is open for trading). The Trust may limit or suspend the offering of shares of any or all of the Funds at any time and may refuse, in whole or in part, any order for the purchase of shares.

     Purchase orders received by the Trust, c/o Boston Financial Data Services, Inc. (the "Transfer Agent") at the address listed on the back cover of this prospectus, prior to 4:00 p.m., New York Time, on any Business Day will receive the offering price computed that day. Orders received prior to 4:00 p.m. by certain processing organizations which have entered into special arrangements with the Manager will receive that day's offering price. HOWEVER, THE TIME UNTIL WHICH ORDERS ARE ACCEPTED MAY BE CHANGED IN CASE OF AN EMERGENCY OR IF
THE NYSE CLOSES AT A TIME OTHER THAN 4:00 P.M. NEW YORK TIME. The broker-dealer, omnibus processor or investment professional is responsible for promptly transmitting orders to the Trust. The Trust cannot accept orders transmitted to it at the address indicated on the cover page of this prospectus, but will use its best efforts to promptly forward such orders to the Transfer Agent for receipt the next Business Day.


     Federal Funds or Bank Wires used to pay for purchase orders must be in U.S. dollars and received in advance, except for certain processing organizations which have entered into special arrangements with the Trust.

     Purchases made by check are effected when the check is received, but are accepted subject to collection at full face value in U.S. funds and must be drawn in U.S. dollars on a U.S. bank. Third party checks which are payable to an existing shareholder who is a natural person (as opposed to a corporation or partnership) and endorsed over to a Fund or State Street Bank and Trust Company will be accepted. To ensure that checks are collected by the Trust, redemptions of shares purchased by check, or exchanges from such shares, are not effected until 15 days after the date of purchase, unless arrangements are made with the Administrator.

     If the check accompanying any purchase order does not clear, or if there are insufficient funds in your bank account to enable an ACH, the transaction will be
                                  						A3
canceled and you will be responsible for any loss the Trust incurs.  For
current  shareholders,   each  Fund  can  redeem  shares  from  any  identically
registered account in such Fund or any other Fund in the Trust as reimbursement for any loss incurred. The Trust may prohibit or restrict all future purchases in the Trust in the event of any nonpayment for shares.

     In the interest of economy and convenience, share certificates will not be issued. All share purchases are confirmed to the record holder and credited to such holder's account on the Trust's books maintained by the Transfer Agent.

     SHARE PRICE AND VALUATION OF SHARES. The net asset value of shares of each Fund is computed each Business Day, at the close of trading on the NYSE, and is the net worth of the Fund (assets minus liabilities) divided by the number of shares outstanding. Fund securities listed on an exchange are valued on the basis of the last quoted sale price on the exchange where such securities principally are traded on the valuation date, prior to the close of trading on the NYSE, or, lacking any sales, on the basis of the last quoted bid price on such principal exchange prior to the close of trading on the NYSE. Over-the-counter securities for which market quotations are readily available are valued on the basis of the last sale price or, lacking any sales, at the last quoted bid price on that date prior to the close of trading on the NYSE. Securities and other instruments for which market quotations are not readily available are valued at fair value, as determined in good faith and pursuant to procedures established by the Trustees. For further information, see "Net Asset Value" in the SAI.

                                REDEEMING SHARES

     Any redemption orders received by the Trust as indicated below before 4:00 p.m. New York Time on any Business Day will receive the net asset value determined at the close of trading on the NYSE on that day. Redemption orders received after 4:00 p.m. will be redeemed at the net asset value determined at the close of trading on the next Business Day. HOWEVER, THE TIME AT WHICH TRANSACTIONS AND SHARES ARE PRICED MAY BE CHANGED IN CASE OF AN EMERGENCY OR IF THE NYSE CLOSES AT A TIME OTHER THAN 4:00 P.M. NEW YORK TIME. The Trust cannot accept redemption orders transmitted to it at the address indicated on the cover page of the prospectus, but will use its best efforts to promptly forward such orders to the Transfer Agent for receipt by the next Business Day. If you are trading through a broker-dealer or investment adviser, such investment professional is responsible for promptly transmitting orders. There is no redemption charge. The Fund reserves the right to redeem shareholder accounts (after 60 days notice) when the value of the Fund shares in the account falls below $500 due to redemptions. Whether a Fund will exercise its right to redeem shareholder accounts will be determined by the Manager on a case-by-case basis. No interest will accrue on amounts represented by uncashed redemption (or distribution) checks.


					                        	A4

        METHOD                                    INSTRUCTIONS
        ------                                    ------------

By mail--write to                       Send a letter of instruction which
The Managers Funds                      specifies the name of the Fund, dol-
c/o Boston Financial Data Services,     lar amount or number of shares to be
 Inc.                                   sold, your name and account number.
P.O. Box 8517                           This letter must be signed by all
Boston, MA 02266-8517                   owners of the shares in the exact
                                        manner in which they appear on the
                                        account.  For redemptions over $25,000,
						                                  signature(s) must be guaranteed.

                                        In the case of estates, trusts,
                                        guardianships, custodianships, cor-
                                        porations and pension and profit
                                        sharing plans, other supporting legal
                                        documentation is required.

By telephone                            For shareholders who have elected
                                        telephone redemption privileges on
                                        their applications, telephone the
                                        Trust at (800) 252-0682.*

By contacting your investment
professional



----------------------------------------------------------------
[FN]
*Telephone redemptions are available only for redemptions under $25,000.


                                INVESTOR SERVICES

     AUTOMATIC REINVESTMENT PLAN allows dividends or capital gains distributions to be reinvested in additional shares, unless you elect to receive cash.

     AUTOMATIC INVESTMENTS of preauthorized amounts from private checking accounts can be made monthly, quarterly or annually. The amount you specify will automatically be deducted from your bank account and invested on the day you specify.

     SYSTEMATIC WITHDRAWALS of $100 or more per Fund can be made monthly by shareholders. Withdrawals can be made via check on the 25th day of each month, or the next Business Day in the event the 25th is a weekend or holiday, unless a date other than the 25th is specified on the application for ACH accounts.


     DOLLAR COST AVERAGING allows for regular automatic exchanges from any Fund to one or more other Funds on the 15th Business Day of each month, or can be done through the Automatic Investment service above. Before investing in the Trust's Funds, shareholders must obtain a prospectus from the Trust describing those Funds.


                            						A5

     INDIVIDUAL RETIREMENT ACCOUNTS, including SEP, ROTH and SIMPLE IRAs, IRA rollovers and 403(b) accounts, are available to shareholders at no additional cost.


     CHECKWRITING PRIVILEGE is available only to shareholders of the Trust's Money Market Fund. Before investing in the Trust's Money Market Fund, shareholders must obtain a prospectus from the Trust describing the Money Market Fund and the conditions and limitations pertaining to this privilege.


     EXCHANGE PRIVILEGE. The exchange privilege permits shareholders of any of the Funds to exchange their shares for shares of any of the other Funds at the relative net asset value per share. Exchange transactions may be made by writing to the Fund (see "Redeeming Shares"), by contacting your investment professional, via the Telephone Exchange Privilege (unless you have declined this option) or on your signed account application. Call Investors Services at
(800) 252-0682 to utilize the Telephone Exchange Privilege. Shareholders must receive a prospectus describing such Fund(s) before requesting an exchange into one or more of those Funds. By requesting an exchange into one of those Funds, shareholders are deemed to confirm receipt of the prospectus describing such Fund(s).

     The exchange privilege is offered to shareholders for their convenience and use consistent with their investment objectives. It is not offered as a short-term market timing service. The Trust reserves the right to refuse exchange orders from shareholders who have previously been advised that their frequent use of the exchange privilege is, in the opinion of the Manager, inconsistent with the orderly management of the Funds' portfolios.

     THE TRUST AND ITS TRANSFER AGENT WILL EMPLOY REASONABLE PROCEDURES TO VERIFY THE GENUINENESS OF TELEPHONIC REDEMPTION OR EXCHANGE REQUESTS. IF SUCH PROCEDURES ARE NOT FOLLOWED, THE TRUST OR ITS TRANSFER AGENT MAY BE LIABLE FOR ANY LOSSES DUE TO UNAUTHORIZED OR FRAUDULENT INSTRUCTIONS. THESE PROCEDURES INVOLVE REQUIRING CERTAIN PERSONAL IDENTIFICATION INFORMATION.

     THE ABOVE SERVICES MAY BE TERMINATED OR MODIFIED BY ONE OR MORE FUNDS AT ANY TIME UPON 60 DAYS WRITTEN NOTICE TO SHAREHOLDERS. NONE OF THE FUNDS, THE DISTRIBUTOR, THE TRUST'S CUSTODIAN, OR TRANSFER AGENT, NOR THEIR RESPECTIVE OFFICERS AND EMPLOYEES, WILL BE LIABLE FOR ANY LOSS, EXPENSE OR COST ARISING OUT OF A TRANSACTION EFFECTED IN ACCORDANCE WITH THE TERMS AND CONDITIONS SET FORTH IN THIS PROSPECTUS EVEN IF SUCH TRANSACTION RESULTS FROM ANY FRAUDULENT OR UNAUTHORIZED INSTRUCTIONS.


              DESCRIPTION OF SHARES, VOTING RIGHTS AND LIABILITIES

     The Trust offers a single class of shares of beneficial interest, without par value. The Trustees have the authority to create new series of shares in addition to the existing series of the Trust without the requirement of a vote of shareholders of the Trust.

					                             	A6

     Shares of each Fund are entitled to one vote per share. Shareholders have the right to vote on the election of the Trustees and on all other matters on which, by law or the provisions of the Trust's Declaration of Trust or by-laws, they may be entitled to vote. On matters relating to all Funds and affecting all Funds in the same manner, shareholders of all Funds are entitled to vote. On any matters affecting only one Fund, only the shareholders of that Fund are entitled to vote. On matters relating to all the Funds but affecting the Funds differently, separate votes by Fund are required.

     The Trust and its Funds are not required, and do not intend, to hold annual meetings of shareholders, under normal circumstances. The Trustees or the shareholders may call special meetings of the shareholders for action by shareholder vote, including the removal of any or all of the Trustees. The Trustees will call a special meeting of shareholders of a Fund upon written request of the holders of at least 10% of that Fund's shares.

     Under Massachusetts law, the shareholders and trustees of a business trust may, in certain circumstances, be personally liable for the trust's obligations to third parties. However, the Declaration of Trust provides, in substance, that no shareholder or Trustee shall be personally liable for the Trust's obligations to third parties, and that every written contract made by the Trust shall contain a provision to that effect. The Declaration of Trust also requires the Fund to indemnify shareholders and Trustees against such liabilities and any related claims and expenses. The Trust will not indemnify a Trustee when the loss is due to willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of the Trustee's office.





	YEAR 2000. Like other mutual funds, financial and business organizations and individuals around the world, the Trust could be adversely affected if computer systems used by the manager, sub-advisers and other service providers do not properly process and calculate date-related information from January 1, 2000 and after. The Managers Funds is taking steps that it believes are reasonably designed to address this "Year 2000" problem with respect to the computer systems that are used and to obtain satisfactory assurances that comparable steps are being taken by each of the Trust's major service providers. At this time, however, there can be no assurance that these steps will be sufficient to avoid any adverse impact on the Trust. Companies or governmental entities in which the Funds invest could be affected by the "Year 2000" problem, but at this time, the Funds cannot predict the degree of impact on the Funds.



                                 TAX INFORMATION
                                    THE FUNDS

     Each Fund has qualified and intends to continue to qualify as a regulated investment company under the provisions of the Internal Revenue Code of 1986,
                                     						A7
as amended (the "Code"), under which each Fund is regarded as a separate regulated investment company.

     All dividends and distributions designated as capital gains are generally taxable to shareholders whether received in cash or additional shares.

     Although distributions are generally taxable to a shareholder in the taxable year in which the distribution is made, dividends declared in October, November or December of a taxable year with a record date in such a month and actually received during the following January, will be taxed as though received by the shareholder on December 31 of such year.

     Generally, each Fund is required to back-up withhold 31% of distributions paid to a shareholder who fails to provide a social security or taxpayer identification number and certify that such number is correct and that such shareholder is not subject to, or is otherwise exempt from, back-up withholding.

     Shareholders should consult their own tax advisers for more information regarding the Federal, foreign, state, and local tax treatment with respect to their own tax situation. For more information concerning taxes, see "Tax Information" in the SAI.


                               SHAREHOLDER REPORTS

     Shareholders will receive annual and semi-annual reports which include financial statements showing the results of operations, investment portfolio and other information of the Funds in which they have invested. Shareholders will also receive annual tax statements indicating the tax status of distributions made during the year. Confirmations of transactions will be sent to shareholders following purchases, redemptions or exchanges by the shareholder, and quarterly statements of account will be sent to all shareholders.

                         					ADDITIONAL INFORMATION

	Any shareholder inquiries may be directed to the Trust at the address or telephone number listed on the cover page of this Prospectus. This Prospectus, including the SAI which has been incorporated by reference herein, does not contain all the information set forth in the Registration Statement filed with the Securities and Exchange Commission under the Securities Act of 1933. Copies of the Registration Statement may be obtained at a reasonable charge from the Securities and Exchange Commission or may be examined, without charge, at the website maintained by the Securities and Exchange Commission (http://www.sec.gov).

                             					A8
volume than domestic securities and therefore may exhibit greater price volatility. Changes in foreign exchange rates will affect the value of those securities which are denominated or quoted in currencies other than the U.S. dollar. Since the Fund's investments in foreign securities involve foreign currencies, the value of its assets as measured in U.S. dollars may be affected favorably or unfavorably by changes in currency rates and in exchange control regulations, including currency blockage.

     Moreover, the settlement periods of foreign securities, which are often longer than those for securities of U.S. issuers, may affect portfolio liquidity. In buying and selling securities on foreign exchanges, purchasers normally pay fixed commissions that are generally higher than the negotiated commissions charged in the United States. In addition, there is generally less government supervision and regulation of securities exchanges, brokers and issuers located in foreign countries than in the United States.

     EMERGING MARKETS SECURITIES. The Emerging Markets Equity Fund invests, and the International Equity Fund invests to a lesser extent, in equity securities of companies in emerging markets. Such securities may involve a high degree of risk and many may be considered speculative. These investments carry all of the risks, including currency fluctuations, of investing in securities of foreign issuers described in this Prospectus to a heightened degree. These heightened risks include (i) greater risk of expropriation, confiscatory taxation, nationalization, and social, political and economic stability; (ii) the small current size of the markets for securities of emerging markets issuers and the currently low or non-existent volume of trading, resulting in lack of liquidity and in price volatility; (iii) certain national policies which may restrict a Fund's investment opportunities including restrictions on investing in issuers or industries deemed sensitive to relevant national interests; and (iv) the absence of developed legal structures governing private or foreign investment and private property.

     ILLIQUID SECURITIES. Each Fund may invest up to 15% of its net assets in securities that are not readily marketable ("illiquid securities"). These securities, which may be subject to legal or contractual restrictions on their resale, may involve a greater risk of loss to those Funds that purchase them. Securities that are not registered for sale under the Securities Act of 1933, as amended (the "1933 Act"), but are eligible for resale pursuant to Rule 144A under the 1933 Act, will not be considered illiquid for purposes of this restriction if the Asset Manager determines, subject to the review of the Trustees, that such securities have a readily available market.

     REPURCHASE AGREEMENTS. In a repurchase transaction, a Fund purchases a security from a bank or a broker-dealer and simultaneously agrees to resell that security to the bank or broker-dealer at an agreed upon price on an agreed-upon date. The resale price reflects the purchase price plus an agreed upon rate of interest. In effect, the obligation of the seller to repay the agreed-upon price is secured by the value of the underlying security, which must at least equal the repurchase price. Repurchase agreements could involve certain risks in the event of default or insolvency of the other party, including possible delays or restrictions upon a Fund's ability to dispose of the underlying securities.
No Fund may invest in repurchase agreements with a maturity of more than seven days if the aggregate of such investments, along with other illiquid securities, exceeds the Fund's limits on investments in illiquid securities. For more information concerning repurchase agreements, see "Other Information-- Repurchase Agreements" in the SAI.

     SECURITIES LENDING. Consistent with its investment objective and policies, each Fund may lend its portfolio securities in order to realize additional income. Any such loan will be continuously secured by collateral at least equal in value to the value of the securities loaned. The risk of loss on such transactions is mitigated because, if a borrower were to default, the collateral should satisfy the obligation. However, as with other extensions of secured credit, loans of portfolio securities involve some risk of loss of rights in the collateral should the borrower fail financially.

     SEGREGATED  ACCOUNTS.  When a Fund has entered  into  transactions  such as reverse repurchase agreements or certain options, futures and forward transactions, the Fund will establish a segregated account with its Custodian in which it will maintain cash and/or liquid securities equal in value to its obligations in respect to such transaction.

                               HEDGING TECHNIQUES

     Unless otherwise indicated, the Funds' portfolio managers may engage in the following hedging techniques to seek to hedge all or a portion of a Fund's assets against market value changes resulting from changes in market values, interest rates or currency fluctuations. Hedging is a means of offsetting, or neutralizing, the price movement of an investment by making another investment, the price of which should tend to move in the opposite direction from the original investment. The imperfect correlation in price movement between a hedging instrument and the underlying security, currency, index, futures contract or other investment may limit the effectiveness of a particular hedging strategy.

     A Fund's ability to establish and close out positions in futures contracts and options on futures contracts will be subject to the existence of a liquid secondary market. Although a Fund generally will purchase or sell only those futures contracts and options thereon for which there appears to be an active secondary market, there is no assurance that a liquid secondary market on an exchange will exist for any particular futures contract or option or at any particular time.

     OPTIONS. Each Fund may write ("sell") covered put and covered call options covering the types of financial instruments in which the Fund may invest (including individual stocks, stock indices, futures contracts, forward foreign currency exchange contracts and when-issued securities) to provide protection against the adverse effects of anticipated changes in securities prices. A Fund may also write covered put options and covered call options as a means of enhancing its return through the receipt of premiums when the Fund's portfolio manager determines that the underlying securities, indices or futures contracts have achieved their potential for appreciation. By writing covered call options, the Fund foregoes the opportunity to profit from an increase in the market price of the underlying security, index or futures contract above the exercise price except insofar as the premium represents such a profit. The risk involved in writing covered put options is that there could be a decrease in the market value of the underlying security, index or futures contract. If this occurred, the option could be exercised and the underlying security, index or futures contract would then be sold to the Fund at a higher price than its then current market value. A Fund will write only "covered" options.

     When writing call options, a Fund will be required to own the underlying financial instrument, index or futures contract or own financial instruments or indices whose returns are closely correlated with the returns of the financial instrument, index or futures contract underlying the option. When writing put options a Fund will be required to segregate with its custodian bank cash and/or other liquid securities to meet its obligations under the put. By covering a put or call option, the Fund's ability to meet current obligations, to honor redemptions or to achieve its investment objectives may be impaired.

       The Fund may also purchase put and call options to provide protection against adverse price effects from anticipated changes in prevailing securities prices. The purchase of a put option protects the value or portfolio holdings in a falling market, while the purchase of a call option protects cash reserves from a failure to participate in a rising market. In purchasing a call option, the Fund would be in a position to realize a gain if, during the option period, the price of the security, index or futures contract increased over the strike price by an amount greater than the premium paid. It would realize a loss if the price of the security, index or futures contract decreased, remained the same or did not increase over the strike price during the option period by more than the amount of the premium. If a put or call option purchased by the Fund were permitted to expire without being sold or exercised, its premium would represent a realized loss to the Fund.

     The staff of the Securities and Exchange Commission has taken the position that purchased OTC options and the assets used as "cover" for written OTC options are illiquid securities. However, a Fund may treat the securities it uses as cover for written OTC options as liquid provided it follows a specified procedure. A Fund may sell OTC options only to qualified dealers who agree that the Fund may repurchase any OTC options it writes for a maximum price to be calculated by a predetermined formula. In such cases, the OTC option would be considered illiquid only to the extent that the maximum repurchase price under the formula exceeds the amount that the option is "in-the-money" (i.e., current market value of the underlying security minus the option's strike price). For more information concerning options transactions, see "Other Information--Covered Put Options--Covered Call Options," and "--Puts and Calls" in the SAI.

     FUTURES CONTRACTS. A Fund may buy and sell futures contracts as a hedge to protect the value of the Fund's portfolio against changes in prices of the financial instruments in which it may invest. There are several risks in using futures contracts. One risk is that futures prices could correlate imperfectly with the behavior of cash market prices of the instrument being hedged so that even a correct forecast of general price trends may not result in a successful transaction. Another risk is that the Fund's portfolio manager may be incorrect in its expectation of future prices. There is also a risk that a secondary market in the instruments that the Fund holds may not exist or may not be adequately liquid to permit the Fund to close out positions when it desires to do so. When buying or selling futures contracts the Fund will be required to segregate cash and/or liquid securities to meet its obligations under these types of financial instruments. By so doing, the Fund's ability to meet current obligations, to honor redemptions or to operate in a manner consistent with its investment objectives may be impaired. See "Other Information--Equity Index Futures Contracts" and "--Interest Rate Futures Contracts" in the SAI.

     FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS. A Fund's Asset Manager may attempt to hedge the risk that a particular foreign currency may suffer a substantial decline against the U.S. dollar by entering into a forward contract to sell an amount of foreign currency approximating the value of some or all of the Fund's portfolio securities denominated in such foreign currency. It may also enter into such contracts to protect against losses resulting from changes in foreign currency exchange rates between trade and settlement date. Such contracts will have the effect of limiting any gains to the Fund resulting from changes in such rates. Losses may also arise due to changes in the value of the foreign currency or if the counterparty does not perform under the contract. See "Other Information--Forward Foreign Currency Exchange Contracts" in the SAI.

                              MANAGEMENT OF THE FUNDS
                                    TRUSTEES

     Information concerning the Trustees, including their names, positions, terms of office and principal occupations during the past five years, is contained in the SAI.

                               INVESTMENT MANAGER

     It is the Manager's responsibility to select, subject to review and approval by the Trustees, the Asset Managers who have distinguished themselves by able performance in their respective areas of expertise in asset management and to continuously monitor their performance. The Manager and its corporate predecessors have had over 20 years of experience in evaluating investment advisers for individuals and institutional investors. In addition, the Manager employs the services of a consultant specializing in appraisal and comparison of investment managers to assist in evaluating asset managers. The Manager is also responsible for conducting all operations of the Funds except those operations contracted to the Custodian and to the Transfer Agent.

     The Trust has received an exemptive order from the Securities and Exchange Commission (the "SEC") permitting the Manager, subject to certain conditions, to enter into sub-advisory agreements with Asset Managers approved by the Trustees without obtaining shareholder approval. The order also permits the Manager, subject to the approval of the Trustees but without shareholder approval, to employ new Asset Managers for new or existing Funds, change the terms of particular sub-advisory agreements or continue the employment of existing Asset Managers after events that would cause an automatic termination of a sub-
advisory  agreement. Although   shareholder   approval  is  not  required  for
the termination of sub-advisory agreements, shareholders of a Fund will continue to have the right to terminate such agreements for the Fund at any time by a vote of the majority of the outstanding shares of the Fund. Shareholders will be notified of any Asset Manager changes.

     The following table sets forth the annual management fee rates currently paid by each Equity Fund, and the annual asset management fee rates paid by the Manager to each Asset Manager for a particular Fund each expressed as a percentage of the Fund's average daily net assets.

                                                        TOTAL         ASSET
                                                      MANAGEMENT    MANAGEMENT
               NAME OF FUND                               FEE           FEE
               ------------                           ----------    ----------
Income Equity Fund .................................     0.75%         0.35%
Capital Appreciation Fund ..........................     0.80%         0.40%
Special Equity Fund ................................     0.90%         0.50%
International Equity Fund ..........................     0.90%         0.50%
Emerging Markets Equity Fund .......................     1.15%         0.75%
----------------



                                ASSET MANAGERS

     The  following  sets  forth  certain  information  about  each of the Asset
Managers:

INCOME EQUITY FUND

     Scudder Kemper Investments, Inc. ("Scudder")--The investment adviser was founded in 1919. As of December 31, 1997, Scudder is owned by the Zurich Group and is the core of Zurich's global investment management services. As of December 31, 1997, assets under management totaled $218 billion. Its address is 345 Park Avenue, New York, NY 10154.

     Robert T. Hoffman is the portfolio manager of the portion of the Income Equity Fund managed by Scudder. He is a Managing Director of Scudder, and has been with the firm since 1989.

     Chartwell Investment Partners, L.P. ("Chartwell")--The firm was founded in 1997, and is a limited partnership which is 75% controlled by the employees of the firm. Chartwell is 25% controlled by Maverick Partners, L.P. which is controlled by John McNiff and Michael Kennedy. As of December 1997, assets under management totaled approximately $1.3 billion. Its address is 1235 Westlakes Drive, Suite 330, Berwyn, PA 19312.

     Chartwell employs a team approach to manage their portion of the Income Equity Fund.

CAPITAL APPRECIATION FUND

     Essex Investment Management Company, LLC ("Essex")--The firm was formed in 1976 and is owned jointly by employees of the firm and an institutional partner, Affiliated Managers Group, Inc. As of December 31, 1997, assets under management totaled $4.3 billion. Its address is 125 High Street, Boston, MA 02110.


     Joseph C. McNay serves as the portfolio manager of the portion of the Capital Appreciation Fund managed by Essex. Mr. McNay is the Chairman and Chief Investment Officer of Essex, a position he has held since the firm's inception.


     Husic Capital Management ("Husic")--Husic commenced operations in 1986. The firm is a limited partnership which is 100% owned by Frank J. Husic. As of December 31, 1997, assets under management totaled approximately $3.6 billion. Its address is 555 California Street, Suite 2900, San Francisco, CA 94104.


     Frank J. Husic is the portfolio manager of the portion of the Capital Appreciation Fund managed by Husic. He has been Managing Partner and Chief Investment Officer of Husic since the firm's inception.

SPECIAL EQUITY FUND

     Liberty Investment Management ("Liberty")--The firm was originally formed in 1976 and is a division of Goldman Sachs Asset Management. As of December 31, 1997, assets under management totaled $8 billion. Its address is 2502 Rocky Point Drive, Suite 500, Tampa, FL 33607.


     Timothy G. Ebright is the portfolio manager of the portion of the Special Equity Fund managed by Liberty. He is a Vice President of Liberty, a position he has held since 1988.


     Pilgrim Baxter & Associates, Ltd. ("PBA")--The firm was formed in 1982 and is owned by United Asset Management, a public company. As of December 31, 1997, assets under management for PBA and its subsidiaries totaled over $16 billion. Its address is 825 Duportail Road, Wayne, PA 19087.


     John S. Force, CFA, is the lead portfolio manager and Gary L. Pilgrim, CFA, is the co-portfolio manager of the portion of the Special Equity Fund managed by PBA. Mr. Force is responsible for managing small capitalization and technology portfolios. Mr. Pilgrim is the Chief Investment Officer and one of the founders of the firm.


     Westport Asset Management, Inc. ("Westport")--The firm was formed in July 1983 and is owned by Andrew J. Knuth and Ronald H.
Oliver. As of December 31, 1997, assets under management totaled $1.6 billion. Its address is 253 River side Avenue, Westport, CT 06880.

     Andrew J. Knuth is the portfolio manager of the portion of the Special Equity Fund managed by Westport. He is the Chairman of Westport, and one of the founders of the firm.

    	Kern Capital Management LLC ("KCM")--The firm was founded in 1997 by Robert
E. Kern, Jr. and David G. Kern, and is a Delaware limited liability company.  As of December 31, 1997, assets under management totaled approximately $269 million.  The firm's address is 114 West 47th Street, Suite 1926, New York,
NY  10036.


	Robert E. Kern, Jr. is the portfolio manager of the portion of the Special Equity Fund managed by KCM. He has been the Managing Member, Chairman, and
Chief Executive Officer since the firm's inception. Prior to KCM's formation, he served as Senior Vice President with Fremont Investment Advisors from April to August 1997, and as a Director with Morgan Grenfell Capital Management, Inc. from September 1986 to April 1997.

INTERNATIONAL EQUITY FUND

     Scudder   Kemper   Investments,   Inc.--See   Income  Equity  Fund  for  a
description.


     William E. Holzer is the lead portfolio manager of the portion of the International Equity Fund managed by Scudder. He is a Managing Director of Scudder, a position he has held since 1980.


     Lazard Asset Management ("Lazard")--The firm is a New York limited liability company founded in 1848. As of December 31, 1997, the firm had $60 billion under management. Its address is 30 Rockefeller Plaza, New York, NY 10112.

     John R. Reinsberg is the portfolio manager of the portion of the International Equity Fund managed by Lazard. He is a Managing Director of Lazard, a position he has held since 1992. Prior to joining Lazard, he served in a similar portfolio management capacity with General Electric Investment Co.

EMERGING MARKETS EQUITY FUND

	Montgomery Asset Management, LLC ("Montgomery")--The firm is a Delaware limited liability company. As of September 30, 1997, the firm had approximately $10 billion assets under management. The firm's address is 101 California Street, San Francisco, California 94111.

	The portfolio managers are Josephine Jimenez, CFA, Bryan Sudweeks, Ph.D, CFA, Frank Chiang, Jose de Gusmao Fiuza, Stuart Quint, and Jesus Isidoro Duarte.

	State Street Global Advisors, United Kingdom, Limited ("State Street Global")
--The firm is a subsidiary of State Street Corporation.  As of September, 1997,
the firm had approximately $7.1 billion assets under management.  The firm's address is Almack House, 28 King Street, London, SW1Y6QW, England.

	Murray Davey and Ken King are the portfolio managers of that portion of the Emerging Markets Equity Fund managed by State Street Global.


ADMINISTRATION AND SHAREHOLDER SERVICING; DISTRIBUTOR; TRANSFER AGENT

     ADMINISTRATOR. The Managers Funds, L.P. serves as the Trust's administrator (the "Administrator") and has overall responsibility, subject to the review of the Trustees, for all aspects of managing the Trust's operations, including administration and shareholder services to the Trust, its shareholders and certain institutions, such as bank trust departments, dealers and registered investment advisers, that advise or act as an intermediary with the Trust's shareholders ("Shareholder Representatives"). The Administrator is paid at a rate not to exceed 0.25% per annum of each Equity Fund's average daily net assets.

     Administrative   services  include  (i)  preparation  of  Fund  performance
information;   (ii)  responding  to  telephone  and  in-person   inquiries  from
shareholders and Shareholder Representatives regarding matters such as account or transaction status, net asset value of Fund shares, Fund performance, Fund services, plans and options, Fund investment policies and portfolio holdings and Fund distributions and the taxation thereof; (iii) preparing, soliciting and gathering shareholder proxies and otherwise communicating with shareholders in connection with shareholder meetings; (iv) maintaining the Trust's
registration   with  Federal  and  state  securities regulators;  (v) dealing with complaints and correspondence from shareholders directed to or brought to the attention of the Administrator; (vi) supervising the operations of the Trust's Transfer Agent; and (vii) such other administrative, shareholder and shareholder related services as the parties may from time to time agree in writing.

     DISTRIBUTOR. The Managers Funds, L.P. serves as distributor of the shares of the Trust. Its address is 40 Richards Avenue, Norwalk, Connecticut 06854.

     TRANSFER AGENT. Boston Financial Data Services, Inc. serves as the Trust's Transfer Agent.


                 INCOME DIVIDENDS AND CAPITAL GAIN DISTRIBUTIONS

     Income dividends will normally be paid at the frequency noted in the following table. Income dividends will normally be declared on the fourth Business Day prior to the end of the dividend period, payable on the following Business Day, to shareholders of record on the day prior to the declaration date. Distributions of most capital gains will normally be paid annually in December.


         FREQUENCY                                    FUND
         ---------                                    ----

         Monthly                            Income Equity Fund
         Annually                           Capital Appreciation Fund,
                                            Special Equity Fund,
                                            International Equity Fund,
                                            Emerging Markets Equity Fund


     All dividends and distributions declared by a Fund will be reinvested in additional shares of the Fund at the net asset value on the "Ex-dividend" date (unless the shareholder has elected to receive dividends or distributions in cash or invest them in shares of the Money Market Fund). An election may be changed by delivering written notice to the Fund at least ten Business Days prior to the payment date.


                               PORTFOLIO TURNOVER

     In carrying out the investment policies described in this Prospectus, each Fund expects to engage in a substantial number of securities portfolio transactions, and the rate of portfolio turnover will not be a limiting factor when an Asset Manager deems it appropriate to purchase or sell securities for a Fund. High portfolio turnover involves correspondingly greater brokerage commissions for a Fund investing in Equity Securities and other transaction costs which are borne directly by a Fund. In addition, high portfolio turnover may also result in increased short-term capital gains which, when distributed to shareholders, are treated for federal income tax purposes as ordinary income. See "Portfolio Transactions and Brokerage" and "Tax Information." For the Equity Funds' portfolio turnover rates, see "Financial Highlights."

                     PORTFOLIO TRANSACTIONS AND BROKERAGE

     Each Asset Manager is responsible for decisions to buy and sell securities for each Fund or component of a Fund that it manages, as well as for broker-dealer selection in connection with such portfolio transactions. In the case of securities traded on a principal basis, transactions are effected on a "net" basis, rather than a transaction charge basis, with dealers acting as principal for their own accounts without a stated transaction charge. Accordingly, the price of the security may reflect an increase or decrease from the price paid by the dealer together with a spread between the bid and asked prices, which provides the opportunity for a profit or loss to the dealer. Transactions in other securities are effected on a transaction charge basis where the broker acts as agent and receives a commission in connection with the trade. In effecting securities transactions, each Asset Manager is responsible for obtaining best price and execution of orders, provided that the Asset Manager may cause a Fund to pay a commission for brokerage and research services which is in excess of the commission another broker would have charged for the same transaction if the Asset Manager determines in good faith that the commission is reasonable in relation to the value of the brokerage and research services provided, viewed in terms of the particular transaction or in terms of all of the accounts over which the Asset Manager has investment discretion. The dealer spread or broker's commission charged in connection with a transaction is a component of price and is considered together with other relevant factors. Any of the Funds may effect securities transactions on a transaction charge basis through a broker-dealer that is an affiliate of the Manager or of one of that Fund's Asset Managers in accordance with procedures approved by the Trustees. However, unless an exemptive order is obtained from the Securities and Exchange Commission, no Asset Manager for a Fund or its affiliated broker-dealer may act as principal in any portfolio transaction for any Fund with which it is an affiliate, and no affiliate of the Manager may act as principal in a portfolio transaction for any of the Funds.


                             PERFORMANCE INFORMATION

     From time to time the Funds may advertise "yield" and/or "total return." THESE FIGURES ARE BASED ON HISTORICAL EARNINGS AND ARE NOT INTENDED TO INDICATE FUTURE PERFORMANCE.

                                   YIELD

     The Income Equity Fund may advertise "yield." Yield refers to income generated by an investment in the Fund during a 30-day (or one month) period. This income is then annualized. That is, the amount of income generated during the period is assumed to be generated during each 30-day (or one month) period over a one-year period and is shown as a percentage of the investment.

                                  TOTAL RETURN

     Each of the Funds may include total return figures in its advertisements. In calculating total return, the net asset value per share at the beginning of the period is subtracted from the net asset value per share at the end of the period (after assuming and adjusting for the reinvestment of any income dividends and capital gains distributions), and the result is divided by the net asset value per share at the beginning of the period to ascertain the total return percentage.

     A Fund also may include comparative performance information in advertising or marketing the Fund's shares. Such performance information may include data from industry publications, business periodicals, rating services and market indices. For more detailed information on performance calculations and comparisons, see "Performance Information" in the SAI.

     The Funds' annual reports contain additional performance information and are available upon request without charge.

                               THE MANAGERS FUNDS
                                 [LOGO OMITTED]

                      WHERE LEADING MONEY MANAGERS CONVERGE

FUND DISTRIBUTOR
THE MANAGERS FUNDS, L.P.
40 Richards Avenue
Norwalk, Connecticut 06854-2325
(203)857-5321 or (800)835-3879

CUSTODIAN
State Street Bank and Trust
   Company
1776 Heritage Drive
North Quincy, Massachusetts 02171

LEGAL COUNSEL
Shereff, Friedman, Hoffman &
   Goodman, LLP
919 Third Avenue
New York, New York 10022

TRANSFER AGENT
Boston Financial Data
   Services, Inc.
attn: The Managers Funds
P.O. Box 8517
Boston, Massachusetts 02266-8517
(800)252-0682


THE MANAGERS FUNDS

EQUITY FUNDS:
------------
INCOME EQUITY FUND

   Scudder Kemper Investments, Inc.
   Chartwell Investment Partners, L.P.

CAPITAL APPRECIATION FUND

   Essex Investment Management
     Company, LLC
   Husic Capital Management


SPECIAL EQUITY FUND
   Liberty Investment Management
   Pilgrim Baxter & Associates, Ltd.
   Westport Asset Management, Inc.
   Kern Capital Management LLC

INTERNATIONAL EQUITY FUND

   Scudder Kemper Investments, Inc.
   Lazard Asset Management

EMERGING MARKETS
 EQUITY FUND
   Montgomery Asset Management, LLC
   State Street Global Advisors, United
	Kingdom, Limited

INCOME FUNDS:
------------
MONEY MARKET FUND
   J.P. Morgan


SHORT AND INTERMEDIATE
   BOND FUND
   Standish, Ayer & Wood, Inc.



BOND FUND
   Loomis, Sayles & Company, L.P.

GLOBAL BOND FUND
   Rogge Global Partners


SHORT AND INTERMEDIATE
   BOND FUND
BOND FUND
GLOBAL BOND FUND
------------------------
PROSPECTUS

dated May 1, 1998

------------------------
WHERE LEADING MONEY MANAGERS CONVERGE

                                TABLE OF CONTENTS
                                                                          PAGE
                                                                         ------
Illustrative Expense Information ........................................   2
Summary .................................................................   3
Financial Highlights ....................................................   4
Investment Objectives, Policies and Restrictions ........................   9
GENERAL INFORMATION ON THE FUNDS
	Purchase and Redemption of Fund Shares .................................  A1
	Description of Shares, Voting Rights and Liabilities ...................  A6
	Tax Information ........................................................  A7
	Shareholder Reports ....................................................  A8
	Additional Information..................................................  A8
Certain Investment Techniques and Associated Risks ......................  13
Management of the Funds .................................................  19
Portfolio Transactions and Brokerage ..................................... 23
Performance Information .................................................. 23
Portfolio Turnover ....................................................... 23


                               The Managers Funds

                               THE MANAGERS FUNDS
                                   PROSPECTUS

                             DATED MAY 1, 1998

                                  INCOME FUNDS

     The  Managers  Funds  (the  "Trust")  is a  no-load,  open-end,  management
investment   company  with  different   series  (each,   a  "Fund"  and
collectively, the "Funds"). Each Fund has distinct investment objectives and strategies. The Funds' investment portfolios are managed by asset managers selected, subject to the review and approval of the Trustees of the Trust, by The Managers Funds, L.P. (the "Manager"). The Manager is also responsible for administering the Trust and the Funds. This Prospectus describes the following Funds (the "Income Funds"):

	MANAGERS SHORT AND  INTERMEDIATE  BOND FUND--(the  "Short and  Intermediate
Bond  Fund")  seeks  high  current   income  by  investing  in  a  portfolio  of
fixed-income  securities with an average portfolio maturity between one and five years.

     MANAGERS BOND FUND--(the "Bond Fund") seeks income by investing primarily in fixed-income securities.

     MANAGERS GLOBAL BOND FUND--(the "Global Bond Fund") seeks high total return, through both income and capital appreciation, by investing primarily in domestic and foreign fixed-income securities.

     This Prospectus sets forth concisely the information concerning the Trust and the Income Funds that a prospective investor ought to know before investing. It should be retained for future reference. The Trust has filed with the Securities and Exchange Commission a Statement of Additional Information ("SAI"), dated May 1, 1998, which contains more detailed information about the Trust and the Funds and is incorporated into this Prospectus by reference. A copy of the SAI may be obtained without charge by contacting the Trust at 40 Richards Avenue, Norwalk, Connecticut 06854, (800) 835-3879 or (203) 857-5321.
The Securities and Exchange Commission maintains a website (http://www.sec.gov) that contains the SAI, material incorporated by reference and other information regarding the Trust.

     SHARES OF THE TRUST ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, ANY BANK, AND SHARES OF THE TRUST ARE NOT FEDERALLY INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD, OR ANY OTHER AGENCY.

     THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION NOR HAS THE COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

                        ILLUSTRATIVE EXPENSE INFORMATION

     The following tables provide the investor with information concerning annual operating expenses of the Income Funds.

SHAREHOLDER TRANSACTION EXPENSES
(applicable to each Fund)
----------------------------------
Maximum Sales Load Imposed on Purchases					              None
Maximum Sales Load Imposed on Reinvested Dividends			     None
Deferred Sales Charges on Redemptions					                None
Redemption Fees								                                   None
Exchange Fees									                                    None


     INCOME FUNDS' ANNUAL OPERATING EXPENSES: (based on average daily net assets during fiscal 1997)


                     SHORT AND
			                INTERMEDIATE
                      BOND        BOND      GLOBAL
                      FUND	       FUND    BOND FUND
                  ------------  -------   ----------
Management Fees(1)   0.50%       0.625%    0.70%
Rule 12b-1 Fees      None	       None	     None
Other Expenses(2)    1.00%       0.71%     1.07%
			                --------	    -----    	------
Total Operating
  Expenses(2)        1.50%       1.33%     1.77%
--------------------


(1)The Management Fee reflect the fees payable by each Fund under the current investment advisory agreements.


(2)Other Expenses reflect the expenses actually incurred by each Fund during the year ended December 31, 1997, restated to reflect new transfer agency arrangements currently in effect. The expenses shown do not reflect current asset levels for the Funds or the fund family, and are not necessarily indicative of the current expense ratios. See "Management of the Funds--Administration and Shareholder Servicing; Distributor; Transfer Agent."



EXAMPLES
     An investor would pay the following expenses on a $1,000 investment in the respective Income Funds over various time periods assuming (1) a 5% annual rate of return, (2) redemption at the end of each time period, and (3) continuation of any currently applicable waivers of management fees. As noted above, the Funds do not charge any redemption fees or deferred sales loads of any kind.

     THE EXAMPLES SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES. ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN.


                   FUND                  1 YEAR  3 YEARS  5 YEARS 10 YEARS
                   ----                  ------  -------  ------- --------
Short and Intermediate Bond Fund ......     15      47       82       179
Bond Fund .............................     14      42       73       160
Global Bond Fund ......................     18      56       96       208


     The above expense table is designed to assist investors in understanding the various direct and indirect costs and expenses that investors in the Fund bear.

                                     SUMMARY

                 GENERAL DESCRIPTION OF THE TRUST AND THE FUNDS

     The Trust is a no-load, open-end, management investment company organized as a Massachusetts business trust.


     This Prospectus relates to the Income Funds. For more complete information about any of the other Funds in the Trust call (800) 835-3879 or (203) 857-5321. Read the Prospectus carefully before you invest.

     Each of the Funds has distinct investment objectives and strategies. There is, of course, no assurance that a Fund will achieve its investment objectives.

                                   MANAGEMENT

     The Trust is governed by the Trustees, who provide broad supervision over the affairs of the Trust and the Funds. The Manager provides investment management and administrative services for the Trust and the Funds. The assets of each Fund are managed by one or more asset managers (each, an "Asset Manager" and collectively, the "Asset Managers") selected, subject to the review and approval of the Trustees, by the Manager. The assets of each Fund are allocated by the Manager among the Asset Managers selected for that Fund. Each Asset Manager has discretion, subject to oversight by the Manager and the Trustees, to purchase and sell portfolio assets, consistent with each Fund's investment objectives, policies and restrictions and the specific investment strategies developed by the Manager. For its services, the Manager receives a management fee from each Fund. A portion of the fee paid to the Manager is used by the Manager to pay the advisory fees of the Asset Managers. See "Management of the Funds" for more detailed information.

                                  SPECIAL RISKS
     There are certain risks associated with the investment policies of each of the Income Funds. For instance, to the extent that a Fund invests in securities of non-U.S. issuers or denominated or quoted in foreign currencies, the Fund may face risks that are different from those associated with investment in domestic U.S. dollar denominated or quoted securities, including the effects of changes in cur-rency exchange rates, political and economic developments, the possible imposition of exchange controls, governmental confiscation or restrictions, less availability of data on companies and a less well developed securities industry as well as less regulation of stock exchanges, brokers and issuers. To the extent that a Fund invests in municipal obligations, the Fund is vulnerable to the economic, business or political developments that might affect particular municipal issuers or municipal obligations of a particular type. To the extent that a Fund invests in mortgage-related or asset-backed securities, a loss could be incurred if the payments or prepayments on those securities are made at rates other than those anticipated at the time of purchase, or if the collateral backing the securities is insufficient. In general, the value of fixed-income securities, and consequently the Funds' net asset values, will rise when interest rates fall, and fall when interest rates rise, affecting the net asset value of a Fund. For more details on the risks associated with certain securities and investment techniques see "Certain Securities and Investment Techniques and Associated Risks." Certain Funds experience high annual portfolio turnover which may involve correspondingly greater brokerage commissions and other transaction costs, and certain adverse tax consequences to shareholders. See "Portfolio Turnover."

                        PURCHASE AND REDEMPTION OF SHARES
     The minimum initial investment is $2,000 per Fund ($500 for IRAs). For information on eligible investors, arrangements for lower minimum investments and how to purchase and redeem shares of the Fund, see "Purchase and Redemption of Fund Shares."

                              FINANCIAL HIGHLIGHTS

     The following tables present financial highlights for each Income Fund for the last ten years, or since inception, if applicable, through December 31, 1997. The information has been derived from the financial statements of the Trust which have been audited by independent public accountants Coopers & Lybrand L.L.P. for the years ended December 31, 1993 through December 31, 1997, and by other accountants prior to 1993, and should be read in conjunction with such financial statements. See "Financial Statements" in the SAI.

[This page is intentionally left blank]

FINANCIAL HIGHLIGHTS
(For a shares of beneficial interest outstanding throughout each year)


MANAGERS SHORT AND INTERMEDIATE BOND FUND
--------------------------------------------------------------------------------


                                            YEAR ENDED DECEMBER 31,
                                            -----------------------------------------
                                               1997     1996      1995       1994      1993      1992      1991
-------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF YEAR              $19.45    $19.67   $18.06    $21.23     $20.89    $20.33    $19.43
                                                ------    ------   ------    ------     ------    ------    ------
INCOME FROM INVESTMENT OPERATIONS:
  Net investment income(a)                        1.08      1.03     1.28      1.45       1.38      1.69      1.50
  Net realized and unrealized gain
    (loss) on investments                         0.03     (0.24)    1.45     (3.17)      0.34      0.57      0.88
                                                ------    ------   ------    ------     ------    ------    ------
    Total from investment operations              1.11      0.79     2.73     (1.72)      1.72      2.26      2.38
                                                ------    ------   ------    ------     ------    ------    ------
LESS DISTRIBUTIONS TO SHAREHOLDERS:
  From net investment income                     (1.05)    (1.01)   (1.09)    (1.37)     (1.38)    (1.70)    (1.48)
  In excess of net investment income                --        --    (0.03)    (0.08)        --        --        --
                                                ------    ------   ------    ------     ------    ------    ------
    Total distributions to shareholders          (1.05)    (1.01)   (1.12)    (1.45)     (1.38)    (1.70)    (1.48)
                                                ------    ------   ------    ------     ------    ------    ------
NET ASSET VALUE, END OF YEAR                    $19.51    $19.45   $19.67    $18.06     $21.23    $20.89    $20.33
                                                ------    ------   ------    ------     ------    ------    ------
------------------------------------------------------------------------------------------------------------------
Total Return(b)                                   5.87%     4.15%   15.57%    (8.37)%     8.49%    11.55%    12.78%
-------------------------------------------------------------------------------------------------------------------------
Ratio of net expenses to average net assets(a)    1.40%     1.45%    1.50%     1.05%      0.94%     0.86%     0.96%
Ratio of net investment income to
  average net assets(a)                           5.54%     5.43%    6.52%     7.11%      6.58%     8.33%     7.41%
Portfolio turnover                                  91%       96%     131%       57%       126%      117%      536%
Net assets at end of year  (000's omitted)     $15,082   $22,380  $25,241   $30,956   $112,228   $72,031   $52,168
------------------------------------------------------------------------------------------------------------------
Ratio of total expenses to average net
  assets, absent waiver(c)                         N/A       N/A      N/A       N/A        N/A       N/A      1.00%
Ratio of net investment income to
  average net assets, absent waiver(c)             N/A       N/A      N/A       N/A        N/A       N/A      7.37%
=================================================================================================================


                                          					YEAR ENDED
                                              DECEMBER 31,
                                            --------------------
                                              1990      1989       1988
----------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF YEAR            $19.69    $19.32     $19.82
                                              ------    ------     ------
INCOME FROM INVESTMENT OPERATIONS:
  Net investment income(a)                      1.57      1.70      1.70
  Net realized and unrealized gain
    (loss) on investments                       (0.19)    0.37     (0.48)
                                              ------    ------     ------
      Total from investment operations           1.38     2.07      1.22
                                              ------    ------     ------
LESS DISTRIBUTIONS TO SHAREHOLDERS:
  From net investment income                   (1.64)    (1.70)    (1.71)
  In excess of net investment income              --        --     (0.01)
                                              ------    ------     ------
    Total distributions to shareholders        (1.64)    (1.70)    (1.72)
                                              ------    ------     ------
NET ASSET VALUE, END OF YEAR                  $19.43    $19.69    $19.32
                                              ------    ------     ------
-----------------------------------------------------------------------------
Total Return(b)                                 7.22%    10.61%     5.79%
-----------------------------------------------------------------------------
Ratio of net expenses to average net assets(a)  0.56%     0.12%     0.10%
Ratio of net investment income to
  average net assets(a)                         8.05%     8.81%     8.61%
Portfolio turnover                               477%      202%      348%
Net assets at end of year  (000's omitted)  $155,223  $152,106  $192,706
----------------------------------------------------------------------------
Ratio of total expenses to average net
  assets, absent waiver(c)                       N/A       N/A        N/A
Ratio of net investment income to
  average net assets, absent waiver(c)           N/A       N/A        N/A
===============================================================================



FINANCIAL HIGHLIGHTS

(For a share of beneficial interest outstanding throughout each year)

--------------------------------------------------------------------------------
MANAGERS BOND FUND
--------------------------------------------------------------------------------

                                           YEAR ENDED DECEMBER 31,
                                           -------------------------------------
                                           1997     1996      1995          1994      1993      1992      1991
--------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF YEAR              $22.83    $23.13   $18.92    $22.18      $21.88    $22.60    $20.95
                                                ------    ------   ------    ------      ------    ------    ------
INCOME FROM INVESTMENT OPERATIONS:
  Net investment income(a)                        1.39      1.35     1.44      1.59        1.49      1.48      1.70
  Net realized and unrealized gain
    (loss) on investments                         0.90     (0.29)    4.23     (3.16)       0.98      0.23      2.12
                                                ------    ------   ------    ------      ------    ------    ------
    Total from investment operations              2.29      1.06     5.67     (1.57)       2.47      1.71      3.82
                                                ------    ------   ------    ------      ------    ------    ------
LESS DISTRIBUTIONS TO SHAREHOLDERS FROM:
  Net investment income                          (1.40)    (1.36)   (1.46)    (1.55)      (1.50)    (1.48)    (1.72)
  Net realized gain on investments                  --        --       --     (0.14)      (0.67)    (0.95)    (0.45)
                                                ------    ------   ------    ------      ------    ------    ------
    Total distributions to shareholders          (1.40)    (1.36)   (1.46)    (1.69)      (2.17)    (2.43)    (2.17)
                                                ------    ------   ------    ------      ------    ------    ------
NET ASSET VALUE, END OF YEAR                    $23.72    $22.83   $23.13    $18.92      $22.18    $21.88    $22.60
                                                ======    ======   ======    ======      ======    ======    ======
--------------------------------------------------------------------------------------------------------------------
Total Return                                     10.42%     4.97%   30.91%     (7.25)%    11.56%     7.88%    19.04%
------------------------------------------------------------------------------------------------------------------------
Ratio of expenses to average net assets(a)        1.27%     1.36%    1.34%     1.20%       1.15%     0.93%     1.02%
Ratio of net investment income to
  average net assets(a)                           6.14%     6.13%    6.84%     7.28%       6.65%     6.61%     7.82%
Portfolio turnover                                  35%       72%      46%       84%        373%      292%      182%
Net assets at end of year   (000's omitted)    $41,298   $31,819  $26,376   $30,760     $44,038   $39,117   $36,659
=================================================================================================================


                                                 YEAR ENDED
                                                DECEMBER 31,
                                           -----------------------------
                                                1990      1989      1988
-----------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF YEAR            $21.34    $20.54    $20.60
                                              ------    ------    ------
INCOME FROM INVESTMENT OPERATIONS:
  Net investment income(a)                      1.88      1.93      1.80
  Net realized and unrealized gain
    (loss) on investments                      (0.33)     0.79     (0.05)
                                              ------    ------    ------
    Total from investment operations            1.55      2.72      1.75
                                              ------    ------    ------
LESS DISTRIBUTIONS TO SHAREHOLDERS FROM:
  Net investment income                        (1.94)    (1.92)    (1.81)
  Net realized gain on investments                --        --        --
                                              ------    ------    ------
    Total distributions to shareholders        (1.94)    (1.92)    (1.81)
                                              ------    ------    ------
NET ASSET VALUE, END OF YEAR                  $20.95    $21.34    $20.54
                                              ======    ======    ======
-----------------------------------------------------------------------------
Total Return                                     7.53%    13.10%     8.03%
-----------------------------------------------------------------------------
Ratio of expenses to average net assets(a)      0.84%     0.26%     0.44%
Ratio of net investment income to
  average net assets(a)                         8.98%     9.37%     8.63%
Portfolio turnover                                64%       94%       90%
Net assets at end of year   (000's omitted)  $31,648   $46,028   $31,241
=============================================================================

[FN]

(a) Does not reflect investment advisory and management fees paid by shareholders directly to the Manager for periods prior to May 1990.
(b) Total return would have been lower had certain expenses not been reduced during the year.
(c) Ratio information assuming no fee waivers or reimbursements had been in effect during the year.



                                     6 & 7

FINANCIAL HIGHLIGHTS
(For a share of beneficial interest outstanding throughout each period)
--------------------------------------------------------------------------------
MANAGERS GLOBAL BOND FUND
--------------------------------------------------------------------------------

                                                                       FOR THE PERIOD
                                                                       MARCH 25, 1994
                                                       YEAR ENDED       (COMMENCEMENT
                                                      DECEMBER 31,    OF OPERATIONS) TO
                                                 --------------------    DECEMBER 31,
                                           1997(f)   1996     1995        1994
---------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD       $21.40    $21.74    $19.10      $20.00
                                           ------    ------    ------      ------
INCOME FROM INVESTMENT OPERATIONS:
  Net investment income                      0.97      1.21      0.95        0.48
  Net realized and unrealized
    gain (loss) on investments              (0.93)    (0.27)     2.66       (0.77)
                                           ------    ------    ------      ------
    Total from investment operations         0.04      0.94      3.61       (0.29)
                                           ------    ------    ------      ------
LESS DISTRIBUTIONS TO SHAREHOLDERS:
  From net investment income                (0.17)    (0.87)    (0.93)      (0.50)
  In excess of net investment income           --        --     (0.04)      (0.11)
  From net realized gain on investments     (0.34)    (0.41)       --          --
                                           ------    ------    ------      ------
    Total distributions to shareholders     (0.51)    (1.28)    (0.97)      (0.61)
                                           ------    ------    ------      ------
NET ASSET VALUE, END OF PERIOD             $20.93    $21.40    $21.74      $19.10
                                           ======    ======    ======      ======
--------------------------------------------------------------------------------------
Total Return(a)(d)                           0.16%     4.39%    19.08%      (1.52)%
--------------------------------------------------------------------------------------
Ratio of net expenses to average
  net assets                                 1.63%(b)  1.57%     1.55%       1.73%(b)
Ratio of net investment income to
  average net assets                         4.75%(b)  4.98%     5.07%       4.19%(b)
Portfolio turnover                            197%(c)   202%      214%        266%(c)
Net assets at end of period
   (000's omitted)                        $17,465   $16,852   $18,823      $9,520
--------------------------------------------------------------------------------------
Ratio of total expenses to average
  net assets, absent waiver(e)               N/A       1.60%     1.69%       2.03%(b)
Ratio of net investment income to
  average net assets, absent waiver(e)       N/A       4.95%     4.93%       3.89%(b)
======================================================================================

[FN]

(a) For periods less than one year, returns are not annualized.
(b) Annualized.
(c) Not annualized.
(d) Total return would have been lower had certain expenses not been reduced during the periods shown.
(e) Ratio information assuming no fee waivers or reimbursements had been in effect during the periods shown.
(f) Calculated using the average shares outstanding during the year.

--------------------------------------------------------------------------------

                INVESTMENT OBJECTIVES, POLICIES AND RESTRICTIONS

     The investment objectives of a Fund may not be changed without approval of a majority of the outstanding voting securities of that Fund, as defined in the Investment Company Act of 1940, as amended (the "1940 Act"). There is no assurance that these objectives will be achieved. Investors should refer to the prospectus section entitled "Certain Securities and Investment Techniques and Associated Risks" and to the "Other Information" section in the SAI for additional portfolio management discussions and for a description of the ratings mentioned below that are assigned by Moody's Investors Service, Inc. ("Moody's") and Standard & Poor's Ratings Group ("Standard & Poor's").

     Each Fund is subject to certain investment restrictions which may not be changed without the approval of the holders of a majority of that Fund's outstanding voting securities.



     The Income Funds pursue their investment objectives primarily by investing in various types of debt securities. Each Income Fund may purchase securities on a when-issued basis, and, unless otherwise indicated, may engage in options and futures transactions. The Short and Intermediate Bond Fund and Bond Fund may
invest  in  mortgage-related  securities,   including  collateralized  mortgage
obligations ("CMOs"), Interest Only ("IOs") and Principal Only ("POs") mortgage-related securities. Such Funds may also purchase asset-backed securities. The Funds will not purchase asset-backed or privately issued mortgage-related securities rated less than AA by Standard and Poor's or the equivalent. The Funds may enter into dollar rolls. See "Certain Securities
and Investment   Techniques  and  Associated Risks--Other  Securities,"
"--Special Risks  Associated with  Asset-Backed and Mortgage-Related
Securities,"   "--When -Issued   Securities,"  and  "--Hedging Techniques."

     As  described  below,   certain  Income  Funds  may  invest  in  securities
denominated in currencies other than the U.S. dollar ("foreign securities") including those denominated in European Currency Units (ECUs).

     For the purposes of portfolio maturity limitations, a security which has an interest rate that adjusts or resets periodically ("variable rate securities") will be considered to have a maturity equal to the period of time remaining until the next readjustment of the interest rate, and a mortgage-related security will be deemed to have an average maturity equal to its average life as determined by the Asset Manager based on the prepayment experience of the underlying mortgage pools. The maturity of a security with a demand feature may be deemed to be the period of time remaining until the demand feature is exercisable unless the Asset Manager believes that the demand feature will probably not be exercised. If the rating of any security held by any Fund is changed so that the instrument would no longer qualify for investment by the Fund, the Fund will seek to dispose of the instrument as soon as is reasonably practicable, in light of the circumstances and consistent with the interests of the Fund.

     Any or all of the Funds may at times for defensive purposes temporarily place all or a portion of their assets in cash, short-term commercial paper, U.S. government securities, high quality debt securities, including Eurodollar and Yankee Dollar obligations, and obligations of banks when, in the judgment of the Fund's Asset Manager, such investments are appropriate in light of economic or market conditions. In addition, each of the Funds may invest a portion of its cash balances in shares of unaffiliated money market mutual funds when the Manager determines that such investments offer higher net yields (after considering all direct and indirect fees and expenses) than direct investments in cash equivalent securities. See "Other Information--Cash Equivalents" and "Investment Restrictions"in the SAI. The Funds may also engage in securities lending, and may invest the collateral for such loans in unaffiliated money market funds. The following discussions of the individual Income Funds' objectives and policies is modified by the above.


                    MANAGERS SHORT AND INTERMEDIATE BOND FUND

     The Fund's investment objective is to seek high current income by investing in fixed-income securities having an average dollar-weighted portfolio maturity between one and five years.

     The Fund invests in obligations of the U.S. government, its agencies and instrumentalities and corporate bonds, debentures, non-convertible fixed-income preferred stocks, eurodollar certificates of deposit and eurodollar bonds. The Fund may invest a substantial portion of its assets in mortgage-related securities (including CMOs, IOs and POs) that are issued or guaranteed by the United States government, its agencies or instrumentalities. In addition, the Fund may invest in privately issued mortgage-related securities (including CMOs, IOs and POs) and asset-backed securities. For a discussion of mortgage-related and asset-backed securities and related risks, see "Certain Securities and Investment Techniques and Associated Risks--Special Risks Associated with Asset-Backed and Mortgage-Related Securities." Ordinarily, at least 65% of the Fund's total assets will be invested in bonds.

     The Fund may invest up to 10% of its assets in foreign securities. Investing in foreign securities may subject the Fund to certain additional risks. See "Certain Securities and Investment Techniques and Associated Risks--Other Securities--Foreign Securities" and "General Risks Associated with Income Funds." The Fund may actively trade in the securities in which it invests. See "Portfolio Turnover." The Fund may invest in securities that have a fixed or variable rate interest, including inverse floaters. The Fund invests primarily in securities rated investment grade by Moody's or Standard & Poor's (or, if unrated, of comparable quality as determined by the Asset Manager), including securities rated in the lowest investment grade category. Securities rated in the lowest investment grade category have speculative characteristics and changes in economic conditions or other circumstances are more likely to lead to a weakened capacity to pay principal or interest on such securities than on higher grade securities. In addition, the Fund may invest in securities rated below investment grade, but rated at least Ba by Moody's or BB by Standard & Poor's (or, if unrated, of comparable quality as determined by the Asset Manager). The Fund does not expect to invest more than 5% of its net assets in securities rated (or, if unrated, of comparable quality as determined by the Asset Manager) lower than investment grade (sometimes referred to as "junk bonds"). However, the rating of an issue of securities may be reduced subsequent to the purchase of the securities by the Fund, and this may cause the amount of below investment grade securities held by the Fund to exceed 5% of the Fund's net assets. The downgrade will not require sale of the securities by the Fund, but the Asset Manager will consider this event in its determination of whether the Fund should continue to hold the securities. Investing in below investment grade securities may subject the Fund to additional risks. See "Certain
Securities  and  Investment  Techniques  and  Associated   Risks--Special
Risks Associated  with   Lower-Rated   Securities"  in  thr Prospectus, and
"Other Information--Ratings of Debt Instruments" in the SAI.

                               MANAGERS BOND FUND

     The Fund's investment objective is to seek income by investing in fixed-income securities having a remaining maturity not greater than forty years from the date of purchase by the Fund. The Fund invests in a diversified portfolio of obligations issued or guaranteed by the U.S. government, its agencies or instrumentalities as well as in corporate bonds, debentures, preferred stocks, mortgage-related securities (including CMOs, IOs and POs), asset-backed securities, eurodollar certificates of deposit and eurodollar bonds. The Fund may invest up to 10% of its total assets in non-U.S.
dollar denominated securities. Investing in foreign securities may subject the Fund to certain additional risks. Ordinarily, at least 65% of the Fund's total assets will be invested in bonds. The Fund may invest in both fixed and variable rate securities, including inverse floating obligations. See "Certain Securities and Investment Techniques and Associated Risks--
General Risks   Associated  with  Income  Funds,"  "--Special   Risks
Associated with Asset-Backed and Mortgage-Related Securities," and "--Foreign Securities." Although the Fund expects to invest in bonds with a full range of maturities, the average maturity of the Fund may be adjusted in response to market conditions. The Fund's current sub-adviser has typically invested a significant portion of the Fund in long-term bonds so that the average duration of the portfolio has been, and will likely continue to be, significantly longer than the broad index or the average fixed-income mutual fund. Because of this, the Fund's net asset value will typically fluctuate more in response to changes in interest rates than will the broad index. See "Certain Securities and Investment Techniques and Associated Risks - General Risks Associated with Income Funds." As of
December 31, 1997, the Fund's weighted average duration was 11.1 years. The Fund will actively trade in the securities in which it invests.
See "Portfolio Turnover."

     The Fund invests primarily in securities rated investment grade by Moody's or Standard & Poor's (or, if unrated, of comparable quality as determined by the

Asset Manager), including securities rated in the lowest investment grade category. Securities rated in the lowest investment grade category have speculative characteristics and changes in economic conditions or other circumstances are more likely to lead to a weakened capacity to pay principal or interest on such securities than on higher grade securities. In addition, the Fund may invest in securities rated below investment grade, but rated at least Ba by Moody's or BB by Standard & Poor's (or, if unrated, of comparable quality as determined by the Asset Manager). The Fund does not expect to invest more than 5% of its net assets in securities rated (or, if unrated, of comparable quality as determined by the Asset Manager) lower than investment grade (sometimes referred to as "junk bonds"). However, the rating of an issue of securities may be reduced subsequent to the purchase of the securities by the Fund, and this may cause the amount of below investment grade securities held by the Fund to exceed 5% of the Fund's net assets. The downgrade will not require sale of the securities by the Fund, but the Asset Manager will consider this event in its determination of whether the Fund should continue to hold the securities. Investing in below investment grade securities may subject the Fund to additional risks. See "Certain Securities and Investment Techniques and Associated Risks--Special Risks Associated with Lower-Rated Securities" in the Prospectus, and "Other Information--Ratings of Debt Instruments" in the SAI.

                            MANAGERS GLOBAL BOND FUND

     The Fund's primary objective is to seek a high total return through both income and capital appreciation by investing in a portfolio of domestic and foreign fixed-income securities.

     The Fund ordinarily invests at least 65% of its total assets in an actively managed portfolio of domestic and foreign bonds issued by governments, corporations and supranational organizations such as the World Bank, Asian Development Bank, European Investment Bank and European Economic Community, all of which will be rated investment grade as determined by Moody's or Standard & Poor's, or, if unrated, of comparable quality as determined by the Asset Manager. The Fund will invest in securities denominated in currencies other than the U.S. dollar. Normally, investments will be made in a minimum of three countries, one of which may be the United States. The Fund's weighted average maturity will vary, but is generally expected to be ten years or less. The Fund may engage in currency hedging strategies through the use of forward currency exchange contracts, options and futures contracts. See "Certain Securities and Investment Techniques and Associated Risks--Other Securities--Foreign Securities" and "--Hedging Techniques."

     The Global Bond Fund is "non-diversified," as that term is defined in the 1940 Act, but intends to qualify as a "regulated investment company" for federal income tax purposes. This means, in general, that although more than 5% of the Fund's total assets may be invested in the securities of any one issuer (including a

                  				GENERAL INFORMATION OF THE FUNDS

                     PURCHASE AND REDEMPTION OF FUND SHARES

                           HOW TO PURCHASE FUND SHARES

     Initial purchases of shares of the Funds may be made in a minimum amount of $2,000 per Fund ($500 for IRAs). Arrangements can be made to open accounts with a $500 or $250 initial investment and an agreement to invest at least $50 or $100, respectively, per month until the minimum is attained. Call (800)835-3879 for more information on these arrangements. There is no minimum for additional investments except for telephone Automated Clearing House ("ACH") purchases.

     Investors may purchase shares of the Trust through their financial planner or other investment professional who is (or who is associated with) an investment adviser registered with the Securities and Exchange Commission or an applicable state securities commission (a "Registered Investment Adviser") or directly from the Trust as indicated below. Shares may also be purchased by bank trust  departments  on  behalf of their clients, other institutional
investors such as corporations, endowment funds and charitable   foundations,
and  tax-exempt employee  welfare, pension and profit-sharing plans.

     The following shows the various methods for purchasing the Trust's shares. For more complete instructions, see the account application.

                         INITIAL INVESTMENT        ADDITIONAL INVESTMENTS
                        ------------------       -----------------------
Minimums:
Regular accounts           $2,000 (or lower, as        No minimum
                           described above)

Education IRA		            Minimum/Maximum $500		      N/A


IRAs, IRA rollovers,       $500                        No minimum
SEP, ROTH and SIMPLE IRAs

     METHOD
     ------

Through your               Contact your investment     Send additional funds to
investment professional    advisor, bank or other      your investment professional
                           investment professional     at the address appearing on
                                                       your account statement

                               					A1

Direct by mail             Send your account applica-  *Send letter of instruction
                           tion and check (payable to  and check (payable to The
                           The Managers Funds) to      Managers Funds) to: The
                           the address indicated on    Managers Funds
                           the application             c/o Boston Financial Data
                                                          Services, Inc.
                                                       P.O. Box 8517
                                                       Boston, MA 02266-8517
                                                       Please include your account
                                                       number on your check


Direct Federal Funds       Call (800) 358-7668 to      Call the Transfer Agent at
or Bank Wire               notify the Fund,            (800) 358-7668 prior to
                           and instruct your bank to   writing additional funds
                           wire U.S. funds to:
                           ABA #011000028
                           State Street Bank &
                              Trust Company
                           Boston, MA 02101
                           BFN--The Managers Funds
                           AC 9905-001-5
                           FBO--Shareholder Name
			                        Fund & Account #

By telephone               Only for established        Call the Transfer Agent at
                           accounts with ACH privi-    (800) 252-0682
                           leges. Call (800) 252-0682  Minimum investment: $100
                           with instructions for the
                           Transfer Agent

-----------------------------------
[FN]
* For shareholders that invest directly with the Fund only. For Adviser and Bank Trust accounts, please call (800) 835-7668 for further instructions.

     The employees and their families of The Managers Funds, L.P. and selected dealers and their authorized representatives who are engaged in the sale of Fund shares, may purchase shares of the Funds without regard to a minimum initial investment.

     Certain states may require Registered Investment Advisers that purchase Fund shares for customers in those states to register as broker-dealers. From time to time the Trust's distributor may supply materials to Registered Investment Advisers to assist them in formulating an investment program using the Trust for their clients. Such materials are designed to be used and evaluated by investment professionals, do not contain investment advice and are not available for distribution to the general public.

                            						A2

     Certain investors may purchase or sell Fund shares through broker-dealers or through other processing organizations who may impose transaction fees or other charges in connection with providing this service. Shares purchased in this fashion may be treated as a single account for purposes of the minimum initial investment. Investors who do not wish to receive the services of a broker-dealer or processing organization may consider investing directly with the Trust. Shares held through a broker-dealer or processing organization may be transferred into the investor's name by contacting the broker-dealer or processing organization and the Trust's transfer agent. Certain processing organizations may receive compensation from the Trust's Manager, Administrator and/or Asset Manager.

     Trust shares are offered and orders accepted on each Business Day (a day on which the New York Stock Exchange ("NYSE") is open for trading). The Trust may limit or suspend the offering of shares of any or all of the Funds at any time and may refuse, in whole or in part, any order for the purchase of shares.


     Purchase orders received by the Trust, c/o Boston Financial Data Services, Inc. (the "Transfer Agent") at the address listed on the back cover of this prospectus, prior to 4:00 p.m. New York Time, on any Business Day will receive the offering price computed that day. HOWEVER, THE TIME UNTIL WHICH
ORDERS ARE ACCEPTED MAY BE  CHANGED IN CASE OF AN EMERGENCY OR IF THE NYSE
CLOSES AT A TIME OTHER THAN 4:00 P.M. NEW YORK TIME.  The   broker-dealer,
omnibus processor or investent professional is responsible for promptly transmitting orders to the Trust. The Trust cannot accept orders transmitted to it at the address indicated on the cover page of this prospectus, but will use its best efforts to promptly forward such orders to the Transfer Agent for receipt no later than the next Business Day.


     Federal Funds or Bank Wires used to pay for purchase orders must be in U.S. dollars and received in advance, except for certain processing organizations which have entered into special arrangements with the Trust.

     Purchases made by check are effected when the check is received, but are accepted subject to collection at full face value in U.S. funds and must be drawn in U.S. dollars on a U.S. bank. Third party checks which are payable to an existing shareholder who is a natural person (as opposed to a corporation or partnership) and endorsed over to a Fund or State Street Bank and Trust Company will be accepted. To ensure that checks are collected by the Trust, redemptions of shares purchased by check, or exchanges from such shares, are not effected until 15 days after the date of purchase, unless arrangements are made with the Administrator.

     If the check accompanying any purchase order does not clear, or if there are insufficient funds in your bank account to enable an ACH, the transaction will be canceled and you will be responsible for any loss the Trust incurs. For current

                               						A3
shareholders,   each  Fund  can  redeem  shares  from  any  identically
registered account in such Fund or any other Fund as reimbursement for any loss incurred. The Trust may prohibit or restrict all future purchases in the Trust in the event of any nonpayment for shares.

     In the interest of economy and convenience, share certificates will not be issued. All share purchases are confirmed to the record holder and credited to such holder's account on the Trust's books maintained by the Transfer Agent.

     SHARE PRICE AND VALUATION OF SHARES. The net asset value of shares of each Fund is computed each Business Day, at the close of trading on the NYSE, and is the net worth of the Fund (assets minus liabilities) divided by the number of shares outstanding. Fund securities listed on an exchange are valued on the basis of the last quoted sale price on the exchange where such securities principally are traded on the valuation date, prior to the close of trading on the NYSE, or, lacking any sales, on the basis of the last quoted bid price on such principal exchange prior to the close of trading on the NYSE. Over-the-counter securities for which market quotations are readily available are valued on the basis of the last sale price or, lacking any sales, at the last quoted bid price on that date prior to the close of trading on the NYSE. Securities and other instruments for which market quotations are not readily available are valued at fair value, as determined in good faith and pursuant to procedures established by the Trustees. For further information, see "Net Asset Value" in the SAI.

                                REDEEMING SHARES

     Any redemption orders received by the Trust as indicated below before 4:00 p.m. New York Time on any Business Day will receive the net asset value determined at the close of trading on the NYSE on that day. Redemption orders received after 4:00 p.m. will be redeemed at the net asset value determined at the close of trading on the next Business Day. HOWEVER, THE
TIME AT WHICH TRANSACTIONS AND SHARES ARE PRICED MAY BE CHANGED IN CASE OF AN EMERGENCY OR IF THE NYSE CLOSES AT A TIME OTHER THAN 4:00 P.M. NEW YORK TIME. The Trust cannot accept redemption orders transmitted to it at the address indicated on the cover page of the prospectus, but will use its best efforts to proomptly forward such orders to the Transfer Agent for receipt by the next Business Day. If you are trading through a broker-dealer or investment adviser, such investment professional is responsible for promptly transmitting orders. There is no redemption charge. The Fund reserves the right to redeem shareholder accounts (after 60 days notice) when the value of the Fund shares in the account falls below $500 due to redemptions. Whether a Fund will exercise its right to redeem shareholder accounts will be determined by the Manager on a case-by-case basis. No interest will accrue on amounts represented by uncashed redemption (or distribution) checks.

                             						A4

             METHOD                                      INSTRUCTIONS
             ------                                      ------------

By mail--write to The Managers Funds,           Send a letter of instruction which
c/o Boston Financial Data Services, Inc.        specifies the name of the Fund, dollar
P.O. Box 8517                                   amount or number of shares to be sold,
Boston, MA 02266-8517                           your name and account  number.  This
                                                letter must be signed by all owners of
                                                the shares in the exact  manner in
                                                which they  appear on the account.
                                        								For redemptions over $25,000,
			                                        					signature(s) must be guaranteed.

				                                         			In the case of estates, trusts, guardian-
                                                ships, custodianships, corporations
                                                and pension and profit sharing 								plans,
                                                other supporting legal documentation
                                                is required.

By telephone                                    For shareholders who have elected
                                                telephone redemption privileges on
                                                their applications, telephone the Trust
                                                at (800) 252-0682.*

By contacting your investment
professional





-----------------------------------------------------------
[FN]
* Telephone redemptions are available for redemptions under $25,000.

                                INVESTOR SERVICES
     AUTOMATIC REINVESTMENT PLAN allows dividends or capital gains distributions to be reinvested in additional shares, unless you elect to receive cash.

     AUTOMATIC INVESTMENTS of preauthorized amounts from private checking accounts can be made monthly, quarterly or annually. The amount you specify will automatically be deducted from your bank account and invested on the day you specify.

     SYSTEMATIC WITHDRAWALS of $100 or more per fund can be made monthly by shareholders. Withdrawals can be made via check on the 25th day of each month, or the next Business Day in the event the 25th is a weekend or holiday, unless a date other than the 25th is specified on the application for ACH accounts.


     DOLLAR COST AVERAGING allows for regular automatic exchanges from any Fund to one or more other Funds on the 15th Business Day of each moth, or can be done through the Automatic Investment service above. Before investing in the Trust's Funds, shareholders must obtain a prospectus from the Trust describing those Funds.


                            						A5

     INDIVIDUAL RETIREMENT ACCOUNTS, including SEP, ROTH and SIMPLE IRAs, IRA rollovers and 403(b) accounts, are available to shareholders at no additional cost.

     CHECKWRITING PRIVILEGE is available only to shareholders of the Money Market Fund. Before investing in the Trust's Money Market Fund, shareholders must obtain a prospectus from the Trust describing the Money Market Fund and the conditions and limitations pertaining to this privilege.

     EXCHANGE PRIVILEGE. The exchange privilege permits shareholders of any of the Funds to exchange their shares for shares of any of the other Funds at the relative net asset value per share. Exchange transactions may be made by writing to the Fund (see "Redeeming Shares"), by contacting your investment professional, via the Telephone Exchange Privilege (unless you have declined this option) or on your signed account application. Call Investors Services at
(800)252-0682 to utilize the Telephone Exchange Privilege. Shareholders must receive a prospectus describing such Fund(s) before requesting an exchange into one or more of those Funds. By requesting an exchange into one of those Funds, shareholders are deemed to confirm receipt of the prospectus describing such Fund(s).

     The exchange privilege is offered to shareholders for their convenience and use consistent with their investment objectives. It is not offered as a short-term market timing service. The Trust reserves the right to refuse exchange orders from shareholders who have previously been advised that their frequent use of the exchange privilege is, in the opinion of the Manager, inconsistent with the orderly management of the Funds' portfolios.

     THE TRUST AND ITS TRANSFER AGENT WILL EMPLOY REASONABLE PROCEDURES TO VERIFY THE GENUINENESS OF TELEPHONIC REDEMPTION OR EXCHANGE REQUESTS. IF SUCH PROCEDURES ARE NOT FOLLOWED, THE TRUST OR ITS TRANSFER AGENT MAY BE LIABLE FOR ANY LOSSES DUE TO UNAUTHORIZED OR FRAUDULENT INSTRUCTIONS. THESE PROCEDURES INVOLVE REQUIRING CERTAIN PERSONAL IDENTIFICATION INFORMATION.

     THE ABOVE SERVICES MAY BE TERMINATED OR MODIFIED BY ONE OR MORE FUNDS AT ANY TIME UPON 60 DAYS WRITTEN NOTICE TO SHAREHOLDERS. NONE OF THE FUNDS, THE DISTRIBUTOR, THE TRUST'S CUSTODIAN, OR TRANSFER AGENT, NOR THEIR RESPECTIVE OFFICERS AND EMPLOYEES, WILL BE LIABLE FOR ANY LOSS, EXPENSE OR COST ARISING OUT OF A TRANSACTION EFFECTED IN ACCORDANCE WITH THE TERMS AND CONDITIONS SET FORTH IN THIS PROSPECTUS EVEN IF SUCH TRANSACTION RESULTS FROM ANY FRAUDULENT OR UNAUTHORIZED INSTRUCTIONS.


              DESCRIPTION OF SHARES, VOTING RIGHTS AND LIABILITIES

     The Trust offers a single class of shares of beneficial interest, without par value. The Trustees have the authority to create new series of shares in addition to the existing series of the Trust without the requirement of a vote of shareholders of the Trust.

					                              	A6

     Shares of each Fund are entitled to one vote per share. Shareholders have the right to vote on the election of the Trustees and on all other matters on which, by law or the provisions of the Trust's Declaration of Trust or by-laws, they may be entitled to vote. On matters relating to all Funds and affecting all Funds in the same manner, shareholders of all Funds are entitled to vote. On any matters affecting only one Fund, only the shareholders of that Fund are entitled to vote. On matters relating to all the Funds but affecting the Funds differently, separate votes by Fund are required.

     The Trust and its Funds are not required, and do not intend, to hold annual meetings of shareholders, under normal circumstances. The Trustees or the shareholders may call special meetings of the shareholders for action by shareholder vote, including the removal of any or all of the Trustees. The Trustees will call a special meeting of shareholders of a Fund upon written request of the holders of at least 10% of that Fund's shares.

     Under Massachusetts law, the shareholders and trustees of a business trust may, in certain circumstances, be personally liable for the trust's obligations to third parties. However, the Declaration of Trust provides, in substance, that no shareholder or Trustee shall be personally liable for the Trust's obligations to third parties, and that every written contract made by the Trust shall contain a provision to that effect. The Declaration of Trust also requires the Fund to indemnify shareholders and Trustees against such liabilities and any related claims and expenses. The Trust will not indemnify a Trustee when the loss is due to willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of the Trustee's office.



	YEAR 2000.  Like other mutual funds, financial and business organizations and individuals around the world, the Trust could be adversely affected if computer systems used by the manager, sub-advisers and other service providers do not properly process and calculate date-related information from January 1, 2000 and after.  The Managers Funds is taking steps that it believes are reasonably designed to address this "Year 2000" problem with respect to the computer systems that are used and to obtain satisfactory assurances that comparable steps are being taken by each of the Trust's major service providers.  At this time, however, there can be no assurance that these steps will be sufficient to avoid any adverse impact on the Trust.  Companies or governmental entities in which the Funds invest could be affected by the "Year 2000" problem, but at this time, the Funds cannot affect the degree of impact on the Funds.


                                 TAX INFORMATION

     Each Fund has qualified and intends to continue to qualify as a regulated investment company under the provisions of the Internal Revenue Code of 1986,
                                 					A7
as amended (the "Code"), under which each Fund is regarded as a separate regulated investment company.

     All dividends and distributions designated as capital gains are generally taxable to shareholders whether received in cash or additional shares.

     Although distributions are generally taxable to a shareholder in the taxable year in which the distribution is made, dividends declared in October, November or December of a taxable year with a record date in such a month and actually received during the following January, will be taxed as though received by the shareholder on December 31 of such year.

     Generally, each Fund is required to back-up withhold 31% of distributions paid to a shareholder who fails to provide a social security or taxpayer identification number and certify that such number is correct and that such shareholder is not subject to, or is otherwise exempt from, back-up withholding.

     Shareholders should consult their own tax advisers for more information regarding the Federal, foreign, state, and local tax treatment with respect to their own tax situation. For more information concerning taxes, see "Tax Information" in the SAI.

                               SHAREHOLDER REPORTS

     Shareholders will receive annual and semi-annual reports which include financial statements showing the results of operations, investment portfolio and other information of the Funds in which they have invested. Shareholders will also receive annual tax statements indicating the tax status of distributions made during the year. Confirmations of transactions will be sent to shareholders following purchases, redemptions or exchanges by the shareholder, and quarterly statements of account will be sent to all shareholders.

                         					ADDITIONAL INFORMATION

	Any shareholder inquiries may be directed to the Trust at the address or telephone number listed on the cover page of this Prospectus. This Prospectus, including the SAI which has been incorporated by reference herein, does not contain all the information set forth in the Registration Statement filed with the Securities and Exchange Commission under the Securities Act of 1933. Copies of the Registration Statement may be obtained at a reasonable charge from the Securities and Exchange Commission or may be examined, without charge, at the website maintained by the Securities and Exchange Commission (http://www.sec.gov).

                               					A8
foreign government), at the close of each quarter of the Fund's taxable year the aggregate amount of such holdings may not exceed 50% of the value of its total assets, and no more than 25% of the value of its total assets may be invested in the securities of a single issuer. To the extent that the Fund holds the securities of a smaller number of issuers than if it were "diversified" (as defined in the 1940 Act), the Fund will be subject to greater risk than a fund that invests in a large number of securities, because changes in the financial condition or market assessment of particular issuers may cause greater fluctuations in the Fund's net asset value or adversely affect its total return.

                CERTAIN SECURITIES AND INVESTMENT TECHNIQUES AND
                                ASSOCIATED RISKS

     The following are descriptions of types of securities invested in by the Funds, certain investment techniques employed by the Funds and risks associated with utilizing either the securities or the investment techniques. Unless otherwise indicated, all of the Funds may invest in the indicated securities and use the indicated investment techniques.

                   GENERAL RISKS ASSOCIATED WITH INCOME FUNDS

     The Income Funds are subject to normal interest rate, credit and market risks. Market prices of fixed-income securities will fluctuate and will tend to vary inversely with changes in prevailing interest rates. If interest rates increase from the time a security is purchased, such security, if sold, might be sold at a price less than its purchase cost. Conversely, if interest rates decline from the time a security is purchased, such security, if sold, might be sold at a price greater than its purchase cost. Generally, the longer an instrument's maturity, the more sensitive the instrument's price will be to interest rate changes. In general a Fund with a longer average duration (e.g. the Bond Fund) will experience greater net asset value fluctuation in response to interest rate changes than a Fund with a shorter duration. Investors should expect the value of their Fund shares to fluctuate based on interest rate, credit and market conditions.

     Duration measures the timing of a Fund's cash flow (i.e., principal and interest payments) and is essentially a weighted average term-to-maturity where cash flows are expressed in terms of their present value. Accordingly, duration takes into account the time value of money in addition to the amount and timing of all interim and final payments. Duration incorporates the size of the coupon payments, the time to maturity, and the portfolio's yield to maturity into a single composite index. The longer a Fund's duration, the more its price will fluctuate, in percentage terms, in response to a given change in interest rates and the greater the market risk. From time to time, the Income Funds may advertise the duration of their portfolios.

                 SPECIAL RISKS ASSOCIATED WITH ASSET-BACKED AND
                           MORTGAGE-RELATED SECURITIES

     MORTGAGE-RELATED SECURITIES. The Funds will be subject to prepayment risk on mortgage-related securities. Prepayments of principal by mortgagors or mortgage foreclosures may shorten the average life of the mortgage-related securities remaining in a Fund's portfolio. Reinvestment of prepayments could occur at lower interest rates than the original investment, thus decreasing the yield of the Fund. In periods of rising interest rates, the rate of prepayment tends to decrease, thereby lengthening the average life of a pool of mortgage-related securities. Conversely, in periods of falling interest rates the rate of prepayment tends to increase, thereby shortening the average life of a pool. See "Other Information--Mortgage-Related Securities" in the SAI.

     CMOs are obligations fully collateralized by a portfolio of mortgages or mortgage-related securities. Payments of principal and interest on the mortgages are passed through to the holders of the CMOs on the same schedule as they are received. Certain classes of CMOs have priority over others with respect to the receipt of prepayments on the mortgages. Therefore, depending on the type of CMOs in which a Fund invests, the investment may be subject to a greater or lesser risk of prepayment than other types of mortgage-related securities. In other mortgage-related securities, all interest payments go to one class of holders "Interest Only" or "IO"-and all of the principal goes to a second class of holders-"Principal Only" or "PO." The yield to maturity on an IO class is extremely sensitive to the rate of principal prepayments on the related underlying mortgage assets, and a rapid rate of principal payments will have a material adverse effect on yield to maturity. If the underlying mortgage assets experience greater than anticipated prepayments of principal, the Fund may fail to fully recoup its initial investment in these securities, even when the securities are rated AA or the equivalent. Conversely, if the underlying mortgage assets experience less than anticipated prepayments of principal, the yield on a PO class would be materially adversely affected. As interest rates rise and fall, the value of IOs tends to move in the same direction as interest rates. The value of the other mortgage-related securities described herein (including POs), like other debt instruments, will tend to move in the opposite direction from interest rates. In general, the Funds treat IOs and POs as subject to the restriction on investments in illiquid instruments except that IOs and POs issued by the U.S. government, its agencies and instrumentalities and backed by fixed-rate mortgages may be excluded from this limit if, in the judgment of the Asset Manager (subject to the oversight of the Trustees) such IOs and POs are readily marketable.

     ASSET-BACKED SECURITIES. Asset-backed securities, in which certain Funds may invest, involve the passing through of payments on debt obligations including automobile loans, credit card loans, home equity loans, computer leases and other types of consumer loans. Generally, the obligations underlying most asset-backed securities are unsecured. In the case of auto loans, the underlying security interests in the automobiles are not transferred to the entity issuing the asset-backed security. In addition, like mortgage-related securities, asset-backed securities may be subject to the risk of prepayments of the underlying obligations.

              SPECIAL RISKS ASSOCIATED WITH LOWER-RATED SECURITIES

     Generally, lower-rated debt securities and unrated securities of comparable quality offer a higher current yield than is offered by higher-rated securities. However, lower-rated debt securities involve greater risks, in that they are especially subject to adverse changes in general conditions and in the industries in which the issuers are engaged, to changes in the financial condition of the issuers and to price fluctuation in response to changes in interest rates. During periods of economic downturn or rising interest rates, highly leveraged issuers may experience financial stress which could adversely affect their ability to make payments of principal and interest and increase the possibility of default. The market for lower-rated securities may be thinner and less active than that for higher quality securities, which may limit a Fund's ability to sell such securities at fair value in response to changes in the economy or the financial markets. Adverse publicity and investor perceptions, whether or not based on fundamental analysis, may also decrease the values and liquidity of lower-rated securities, especially in a thinly traded market. In addition, the prices for lower-rated debt securities may be affected by legislative and regulatory developments.

                                OTHER SECURITIES

     FOREIGN  SECURITIES.  Investments in foreign  securities involve risks that differ  from  investments  in  securities  of domestic  issuers.  Such risks may include political and economic developments, the possible imposition of withholding taxes, possible seizure or nationalization of assets, the possible establishment of exchange controls or the adoption of other foreign governmental restrictions which might adversely affect the Fund's investments. In addition, foreign countries may have less well developed securities markets, as well as less regulation of stock exchanges and brokers and different auditing and financial reporting standards. Not all foreign branches of United States banks are supervised or examined by regulatory authorities as are United States banks, and such branches may not be subject to reserve requirements. For additional information regarding the risks associated with foreign branch issues, see "Other Information--Obligations of Domestic and Foreign Banks" in the SAI. Investing in the fixed-income markets of developing countries involves exposure to economies that are generally less diverse and mature, and to political systems which may be less stable, than those of developed countries. Foreign securities often trade with less frequency and volume than domestic securities and therefore may exhibit greater price volatility. Changes in foreign exchange rates will affect the value of those securities which are denominated or quoted in currencies other than the U.S. dollar.

      ILLIQUID SECURITIES. Each Fund may invest up to 15% of its net assets in securities that are not readily marketable ("illiquid securities"). These securities, which may be subject to legal or contractual restrictions on their resale, may involve a greater risk of loss to those Funds that purchase them. Securities that are not registered for sale under the Securities Act of 1933, as amended (the "1933 Act"), but are eligible for resale pursuant to Rule 144A under the 1933 Act, will not be considered illiquid for purposes of this restriction if the Asset Manager determines, subject to the review of the Trustees, that such securities have a readily available market.

     REPURCHASE AGREEMENTS. In a repurchase transaction, a Fund purchases a security from a bank or a broker-dealer and simultaneously agrees to resell that security to the bank or broker-dealer at an agreed-upon price on an agreed upon date. The resale price reflects the purchase price plus an agreed upon rate of interest. In effect, the obligation of the seller to repay the agreed-upon price is secured by the value of the underlying security, which must at least equal the repurchase price. Repurchase agreements could involve certain risks in the event of default or insolvency of the other party, including possible delays or restrictions upon a Fund's ability to dispose of the underlying securities. No Fund may invest in repurchase agreements with a maturity of more than seven days if the aggregate of such investments, along with other illiquid securities, exceeds the Fund's limits on investments in illiquid securities. For more information concerning repurchase agreements, see "Other Information--Repurchase Agreements" in the SAI.

     SECURITIES LENDING. Consistent with its investment objective and policies, each Fund may lend its portfolio securities in order to realize additional income. Any such loan will be continuously secured by collateral at least equal in value to the value of the securities loaned. The risk of loss on such transactions is mitigated because, if a borrower were to default, the collateral should satisfy the obligation. However, as with other extensions of secured credit, loans of portfolio securities involve some risk of loss of rights in the collateral should the borrower fail financially.

     WHEN-ISSUED SECURITIES AND DOLLAR ROLLS. Consistent with its investment objectives and policies, each Fund may purchase or sell U.S. government or municipal securities on a when-issued or delayed delivery basis. When-issued or delayed delivery transactions are those where securities are purchased or sold by a Fund with payment and delivery taking place in the future in order to secure what is considered to be an advantageous price and yield to the Fund at the time of entering into the transaction. During the period between purchase and settlement, no payment is made by the Fund to the issuer and no interest accrues to the Fund. However, the value of the Fund's assets will fluctuate with the value of the security to be purchased. Accordingly, these transactions may have a similar effect on a Fund's net asset value as if the Fund had created a degree of leverage in its portfolio. See "Segregated Accounts." When-issued securities may also be known as "TBAs."

     In a dollar roll, a Fund sells securities for delivery in the current month and simultaneously contracts to repurchase substantially similar (same type and coupon) securities on a specified future date from the same party. During the period between the sale and forward purchase, the Fund forgoes principal and interest paid on the securities sold, and does not list the securities sold as an asset on the Fund's books. The Fund realizes a capital gain on the difference between the current sales price and the forward price for the future purchase (often referred to as the "drop") as well as by the interest earned on the cash proceeds of the initial sale. A "covered roll" is a specific type of dollar roll for which there is an offsetting cash position or a cash equivalent security position which matures on or before the forward settlement date of the dollar roll transaction.

     Dollar rolls involve the risk that the market value of the securities subject to the Fund's forward purchase commitment may decline in value below the price of the securities the Fund has sold. In the event the buyer of securities under a dollar roll files for bankruptcy or becomes insolvent, the Fund's use of the proceeds of the current sale portion of the agreement may be restricted pending a determination by the other party, or its trustee or receiver, whether to enforce the Fund's obligation to purchase the similar securities in the forward purchase transaction.

     The Funds will engage in dollar roll transactions to enhance return and not for the purpose of borrowing. Each dollar roll transaction is accounted for as a sale of a portfolio security and a subsequent purchase of a substantially similar security in the forward market.

     SEGREGATED ACCOUNTS. Certain transactions, such as certain options, futures and forward transactions, dollar rolls, or purchases of when-issued or delayed delivery securities, may have a similar effect on a Fund's net asset value as if the Fund had created a degree of leverage in its portfolio. However, if a Fund enters into such a transaction, the Fund will establish a segregated account with its Custodian in which it will maintain cash and/or liquid securities equal in value to its obligations in respect to such transaction.

                               HEDGING TECHNIQUES

     Unless otherwise indicated, the Funds' portfolio managers may engage in the following hedging techniques to seek to hedge all or a portion of a Fund's assets against market value changes resulting from changes in market values, interest rates or currency fluctuations. Hedging is a means of offsetting, or neutralizing, the price movement of an investment by making another investment, the price of which should tend to move in the opposite direction from the original investment. The imperfect correlation in price movement between a hedging instrument and the underlying security, currency, index, futures conract or other investment may limit the effectiveness of a particular hedging strategy.

     A Fund's ability to establish and close out positions in futures contracts and options on futures contracts will be subject to the existence of a liquid secondary market. Although a Fund generally will purchase or sell only those futures con-tracts and options thereon for which there appears to be an active secondary market, there is no assurance that a liquid secondary market on an exchange will exist for any particular futures contract or option or at any particular time.

     OPTIONS. Each Fund may write ("sell") covered put and covered call options covering the types of financial instruments in which the Fund may invest (including individual stocks, stock indices, futures contracts, forward foreign currency exchange contracts and when-issued securities) to provide protection against the adverse effects of anticipated changes in securities prices. A Fund may also write covered put options and covered call options as a means of enhancing its return through the receipt of premiums when the Fund portfolio manager determines that the underlying securities, indices or futures contracts have achieved their potential for appreciation. By writing covered call options, the Fund foregoes the opportunity to profit from an increase in the market price of the underlying security, index or futures contract above the exercise price except insofar as the premium represents such a profit. The risk involved in writing covered put options is that there could be a decrease in the market value of the underlying security, index or futures contract. If this occurred, the option could be exercised and the underlying security, index or futures contract would then be sold to the Fund at a higher price than its then current market value. A Fund will write only "covered" options.

     When writing call options, a Fund will be required to own the underlying financial instrument, index or futures contract or own financial instruments or indices whose returns are closely correlated with the returns of the financial instrument, index or futures contract underlying the option. When writing put options a Fund will be required to segregate with its custodian bank cash and/or other liquid securities to meet its obligations under the put. By covering a put or call option, the Fund's ability to meet current obligations, to honor redemptions or to achieve its investment objectives may be impaired.

     The Fund may also purchase put and call options to provide protection against adverse price effects from anticipated changes in prevailing securities prices. The purchase of a put option protects the value of portfolio holdings in a falling market, while the purchase of a call option protects cash reserves from a failure to participate in a rising market. In purchasing a call option, the Fund would be in a position to realize a gain if, during the option period, the price of the security, index or futures contract increased over the strike price by an amount greater than the premium paid. It would realize a loss if the price of the security, index or futures contract decreased, remained the same or did not increase over the strike price during the option period by more than the amount of the premium paid. If a put or call option purchased by the Fund were permitted to expire without being sold or exercised, its premium would represent a realized loss to the Fund.

     The staff of the Securities and Exchange Commission has taken the position that purchased OTC options and the assets used as "cover" for written OTC options are illiquid securities. However, a Fund may treat the securities it uses as cover for written OTC options as liquid provided it follows a specified procedure. A Fund may sell OTC options only to qualified dealers who agree that the Fund may repurchase any OTC options it writes for a maximum price to be calculated by a predetermined formula. In such cases, the OTC option would be considered illiquid only to the extent that the maximum repurchase price under the formula exceeds the amount that the option is "in-the-money" (i.e., current market value of the underlying security minus the option's strike price). For more information concerning options transactions, see "Other Information--Covered Put Options--Covered Call Options," and "--Puts and Calls" in the SAI.

     FUTURES CONTRACTS. A Fund may buy and sell futures contracts as a hedge to protect the value of the Fund's portfolio against changes in prices of the financial instruments in which it may invest. There are several risks in using futures contracts. One risk is that futures prices could correlate imperfectly with the behavior of cash market prices of the instrument being hedged so that even a correct forecast of general price trends may not result in a successful transaction. Another risk is that the Fund's portfolio manager may be incorrect in its expectation of future prices. There is also a risk that a secondary market in the instruments that the Fund holds may not exist or may not be adequately liquid to permit the Fund to close out positions when it desires to do so. When buying or selling futures contracts the Fund will be required to segregate cash and/or liquid securities to meet its obligations under these types of financial instruments. By so doing, the Fund's ability to meet current obligations, to honor redemptions or to operate in a manner consistent with its investment objectives may be
impaired.   See  "Other Information--Equity  Index  Futures  Contracts"  and
"--Interest  Rate  Futures Contracts" in the SAI.

     FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS. A Fund's Asset Manager may attempt to hedge the risk that a particular foreign currency may suffer a substantial decline against the U.S. dollar by entering into a forward contract to sell an amount of foreign currency approximating the value of some or all of the Fund's portfolio securities denominated in such foreign currency. It may also enter into such contracts to protect against losses resulting from changes in foreign currency exchange rates between trade and settlement date. Such contracts will have the effect of limiting any gains to the Fund resulting from changes in such rates. Losses may also arise due to changes in the value of the foreign currency or if the counterparty does not perform under the contract. See "Other Information--Forward Foreign Currency Exchange Contracts" in the SAI.



                            MANAGEMENT OF THE FUNDS
                                    TRUSTEES

     Information concerning the Trustees, including their names, positions and principal occupations during the past five years, is contained in the SAI.

                               INVESTMENT MANAGER

     It is the Manager's responsibility to select, subject to review and approval by the Trustees, the Asset Managers who have distinguished themselves by able performance in their respective areas of expertise in asset management and to continuously monitor their performance. The Manager and its corporate predecessors have had over 20 years of experience in evaluating investment advisers for individuals and institutional investors. In addition, the Manager employs the services of a consultant specializing in appraisal and comparison of investment managers to assist in evaluating asset managers. The Manager is also responsible for conducting all operations of the Funds except those operations contracted to the Custodian and to the Transfer Agent.

     The Trust has received an exemptive order from the Securities and Exchange Commission (the "SEC") permitting the Manager, subject to certain conditions, to enter into sub-advisory agreements with Asset Managers approved by the Trustees without obtaining shareholder approval. The order also permits the Manager, subject to the approval of the Trustees but without shareholder approval, to employ new Asset Managers for new or existing Funds, change the terms of particular sub-advisory agreements or continue the employment of existing Asset Managers after events that would cause an automatic termination of a sub-advisory agreement. Although shareholder approval is not required for the termination of sub-advisory agreements, shareholders of a Fund will continue to have the right to terminate such agreements for the Fund at any time by a vote of the majority of the outstanding shares of the Fund. Shareholders will be notified of any Asset Manager changes.

     The following table sets forth the maximum annual management fee rates currently paid by each Income Fund, the annual asset management fee rates paid by the Manager to each Asset Manager for a particular Fund and the actual management fee paid, each expressed as a percentage of the Fund's average daily net assets.

                                                                TOTAL
                                                              MANAGEMENT
                                   TOTAL         ASSET      FEE PAID DURING
                                MANAGEMENT    MANAGEMENT    THE YEAR ENDED
       NAME OF FUND                 FEE           FEE      DECEMBER 31, 1997
       -----------              ----------    ----------   -----------------
Short and Intermediate
     Bond Fund ...............     0.50%        0.25%           0.50%
Bond Fund ....................     0.625%       0.25%          0.625%
Global Bond Fund .............     0.70%   0.35% on 1st         0.70%
                                           $20 million,
                                         0.25% thereafter


                                 ASSET MANAGERS

     The  following  sets  forth  certain  information  about  each of the Asset
Managers:


SHORT AND INTERMEDIATE BOND FUND
     Standish, Ayer & Wood, Inc. ("SAW")--The firm, founded in 1933, is a privately owned corporation with 24 directors (two of whom each own more than 10% equity in the firm). The firm offers equity, balanced and fixed-income management. As of December 31, 1997, the firm managed more than $39.3 billion in assets. Its address is One Financial Center, Suite 26, Boston, MA 02111.


     Howard B. Rubin serves as the portfolio manager of the Short and Intermediate Bond Fund. He is a Director of SAW, responsible for fixed-income portfolio management. He has been with SAW since 1984.


BOND FUND
     Loomis, Sayles & Company, L.P. ("Loomis, Sayles") -- The firm was founded in 1926 and is located at One Financial Center, Boston, MA 02111. Loomis, Sayles' sole general partner, Loomis, Sayles & Co., Inc., is a wholly owned subsidiary of New England Investment Companies Operating Partnership, L.P. ("NEICOP"). NEICOP's advising general partner is New England Investment Companies, L.P. ("NEIC"), a publicly-traded company whose interests are listed on the NYSE. NEICOP's managing partner and NEIC's general partner is a corporation that is indirectly wholly-owned by Metropolitan Life Insurance Company. As of December 31, 1997, assets under management totaled $63.8 billion.


     Daniel J. Fuss, C.F.A., has been the Fund's co-portfolio manager since its inception in 1984 and has been the sole portfolio manager since March 1993. He is a Managing Director of Loomis, Sayles, a position he has held since 1976.


GLOBAL BOND FUND
     Rogge Global Partners plc.--The firm was established in 1984 and is owned by United Asset Management, a public company. As of December 31, 1997, assets under management totaled $4.5 billion. Its address is 5-6 St. Andrews Hill, London, England EC4V-5BY.

     Olaf Rogge has been the Fund's portfolio manager since the Fund's commencement of operation in 1994. Mr. Rogge is Managing Director and Principal Executive of Rogge Global Partners, which he founded in 1984.




      ADMINISTRATION AND SHAREHOLDER SERVICING; DISTRIBUTOR; TRANSFER AGENT

     ADMINISTRATOR.   The    Managers   Funds,   L.P.  serves  as   the  Trust's
administrator (the "Administrator") and has overall responsibility, subject to the review of the Trustees, for all aspects of managing the Trust's operations, including administration and shareholder services to the Trust, its shareholders and certain institutions, such as bank trust departments, dealers and registered investment advisers, that advise or act as an intermediary with the Trust's shareholders ("Shareholder Representatives"). The Administrator is paid at a rate not to exceed 0.25% per annum of each Income Fund's average daily net assets, except for Global Bond Fund which pays 0.20%.

     Administrative services include (i) preparation of Fund performance information; (ii) responding to telephone and in-person inquiries from shareholders and Shareholder Representatives regarding matters such as account or transaction status, net asset value of Fund shares, Fund performance, Fund services, plans and options, Fund investment policies and portfolio holdings and Fund distributions and the taxation thereof; (iii) preparing, soliciting and gathering shareholder proxies and otherwise communicating with shareholders in connection with shareholder meetings; (iv) maintaining the Trust's registration with Federal and state securities regulators; (v) dealing with complaints and correspondence from shareholders directed to or brought to the attention of the Administrator; (vi) supervising the operations of the Trust's Transfer Agent; and (vii) such other administrative, shareholder and shareholder related services as the parties may from time to time agree in writing.

     DISTRIBUTOR. The Managers Funds, L.P. serves as distributor of the shares of the Trust. Its address is 40 Richards Avenue, Norwalk, CT 06854.

     TRANSFER AGENT. Boston Financial Data Services, Inc. serves as the Trust's Transfer Agent.


                 INCOME DIVIDENDS AND CAPITAL GAIN DISTRIBUTIONS

     Income dividends will normally be paid at the frequency noted in the following table. Income dividends will normally be declared on the fourth Business Day prior to the end of the dividend period, payable on the following Business Day, to shareholders of record on the day prior to the declaration date. Distributions of most capital gains will normally be paid annually in December.


         FREQUENCY                      FUND
         ---------                      ----
         Quarterly              Global Bond Fund

         Monthly                Short and Intermediate Bond Fund
	                          			  and Bond Fund



     All dividends and distributions declared by a Fund will be reinvested in additional shares of the Fund at net asset value on the "Ex-Dividend" date (unless the shareholder has elected to receive dividends or distributions in cash or invest them in shares of the Money Market Fund). An election may be changed by delivering written notice to the Fund at least ten Business Days prior to the payment date.

                         					PORTFOLIO TURNOVER

     In carrying out the investment policies described in this Prospectus, each Fund expects to engage in a substantial number of securities portfolio transactions, and the rate of portfolio turnover will not be a limiting factor when an Asset Manager deems it appropriate to purchase or sell securities for a Fund. High portfolio turnover involves correspondingly greater transaction costs which are borne directly by a Fund. In addition, high portfolio turnover may also result in increased short-term capital gains which, when distributed to shareholders, are treated for federal income tax purposes as ordinary income. See "Portfolio Transactions and Brokerage" and "Tax Information." For the Income Funds' portfolio turnover rates, see "Financial Highlights."


                      PORTFOLIO TRANSACTIONS AND BROKERAGE

     Each Asset Manager is responsible for decisions to buy and sell securities for each Fund or component of a Fund that it manages, as well as for broker-dealer selection in connection with such portfolio transactions. In the case of securities traded on a principal basis, transactions are effected on a "net" basis, rather than a transaction charge basis, with dealers acting as principal for their own accounts without a stated transaction charge. Accordingly, the price of the security may reflect an increase or decrease from the price paid by the dealer together with a spread between the bid and asked prices, which provides the opportunity for a profit or loss to the dealer. Transactions in other securities are effected on a transaction charge basis where the broker acts as agent and receives a commission in connection with the trade. In effecting securities transactions, each Asset Manager is responsible for obtaining best price and execution of orders. The dealer spread or broker's commission charged in connection with a transaction is a component of price and is considered together with other relevant factors. Any of the Funds may effect securities transactions on a transaction charge basis through a broker-dealer that is an affiliate of the Manager or of one of that Fund's Asset Managers in accordance with procedures approved by the Trustees. However, unless an exemptive order is obtained from the Securities and
Exchange Commission no Asset Manager for a Fund or  its  affiliated   broker-
dealer may act as principal in any portfolio transaction for any Fund with which it is an affiliate, and no affiliate of the Manager may act as principal in a portfolio transaction for any of the Funds.

                             PERFORMANCE INFORMATION

     From time to time the Funds may advertise "yield" and or "total return." THESE FIGURES ARE BASED ON HISTORICAL EARNINGS AND ARE NOT INTENDED TO INDICATE FUTURE PERFORMANCE.

                                      YIELD

     The Funds may advertise "yield." Yield refers to income generated by an investment in the Fund during a 30-day (or one month) period. This income is then annualized. That is, the amount of income generated during the period is assumed to be generated during each 30-day (or one month) period over a one-year period and is shown as a percentage of the investment.

                                  TOTAL RETURN

     Each of the Funds may include total return figures in its advertisements. In calculating total return, the net asset value per share at the beginning of the period is subtracted from the net asset value per share at the end of the period (after assuming and adjusting for the reinvestment of any income dividends and capital gains distributions), and the result is divided by the net asset value per share at the beginning of the period to ascertain the total return percentage.

     A Fund also may include comparative performance information in advertising or marketing the Fund's shares. Such performance information may include data from industry publications, business periodicals, rating services and market indices. For more detailed information on performance calculations and comparisons, see "Performance Information" in the SAI.

     The Trust's annual report contains additional performance information and is available upon request without charge.

                               THE MANAGERS FUNDS

                      WHERE LEADING MONEY MANAGERS CONVERGE
Fund Distributor
The Managers Funds, L.P.
40 Richards Avenue
Norwalk, Connecticut 06854-2325
(203)857-5321 or (800)835-3879

Custodian
State Street Bank and Trust
   Company
1776 Heritage Drive
North Quincy, Massachusetts 02171

Legal Counsel
Shereff, Friedman, Hoffman &
   Goodman, LLP
919 Third Avenue
New York, New York 10022

Transfer Agent
Boston Financial Data
   Services, Inc.
attn: The Managers Funds
P.O. Box 8517
Boston, Massachusetts 02266-8517
(800)252-0682

The Managers Funds

EQUITY FUNDS:
INCOME EQUITY FUND
   Scudder Kemper Investments, Inc.
   Chartwell Investment Partners, L.P.


CAPITAL APPRECIATION FUND
   Essex Investment Management
   Company, LLC
   Husic Capital Management


SPECIAL EQUITY FUND
   Liberty Investment Management
   Pilgrim Baxter & Associates, Ltd.
   Westport Asset Management, Inc.
   Kern Capital Management LLC


INTERNATIONAL EQUITY FUND
   Scudder Kemper Investments, Inc.
   Lazard Asset Management

EMERGING MARKETS
 EQUITY FUND
   Montgomery Asset Management, LLC
   State Street Global Advisors, United
	Kingdom, Limited

INCOME FUNDS:
MONEY MARKET FUND
   J.P. Morgan
SHORT AND INTERMEDIATE
 BOND FUND
   Standish, Ayer & Wood, Inc.

BOND FUND
   Loomis, Sayles & Company, L.P.

GLOBAL BOND FUND
   Rogge Global Partners



SHORT GOVERNMENT FUND
INTERMEDIATE MORTGAGE FUND
------------------------
PROSPECTUS

dated May 1, 1998

------------------------
WHERE LEADING MONEY MANAGERS CONVERGE

                                TABLE OF CONTENTS
                                                                          PAGE
                                                                         ------

Illustrative Expense Information ........................................   2
Summary .................................................................   3
Financial Highlights ....................................................   4
Investment Objectives, Policies and Restrictions ........................  10
GENERAL INFORMATION ON THE FUNDS
	Purchase and Redemption of Fund Shares .................................  A1
	Description of Shares, Voting Rights and Liabilities ...................  A6
	Tax Information ........................................................  A7
	Shareholder Reports ....................................................  A8
      Additional Information.............................................  A8
Certain Investment Techniques and Associated Risks ......................  13
Management of the Funds .................................................  19
Portfolio Turnover ......................................................  22
Portfolio Transactions and Brokerage ....................................  23
Performance Information .................................................  23

                              The Managers Funds
                               THE MANAGERS FUNDS
                                   PROSPECTUS

                             DATED MAY 1, 1998




     The  Managers  Funds  (the  "Trust")  is a  no-load,  open-end,  management
investment   company  with  different   series  (each,   a  "Fund"  and
collectively, the "Funds"). Each Fund has distinct investment objectives and strategies. The Funds' investment portfolios are managed by asset managers selected, subject to the review and approval of the Trustees of the Trust, by The Managers Funds, L.P. (the "Manager"). The Manager is also responsible for administering the Trust and the Funds. This Prospectus describes the following Funds (the "Funds"):

     MANAGERS SHORT GOVERNMENT  FUND--(the  "Short  Government Fund") seeks high
current  income  while  preserving  capital  by  investing   primarily  in  U.S.
government securities with an average maturity not exceeding three years.

     MANAGERS INTERMEDIATE MORTGAGE FUND--(the "Intermediate Mortgage Fund") seeks high current income by investing primarily in mortgage-related securities.

     This Prospectus sets forth concisely the information concerning the Trust and the Funds that a prospective investor ought to know before investing.
It should be retained for future reference. The Trust has filed with the Securities and Exchange Commission a Statement of Additional Information ("SAI"), dated May 1, 1998, which contains more detailed information about the Trust and the Funds and is incorporated into this Prospectus by reference. A copy of the SAI may be obtained without charge by contacting the Trust at 40 Richards Avenue, Norwalk, Connecticut 06854, (800) 835-3879 or (203) 857-5321.
The Securities and Exchange Commission maintains a website (http://www.sec.gov) that contains the SAI, material incorporated by reference and other information regarding the Trust.

     SHARES OF THE TRUST ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, ANY BANK, AND SHARES OF THE TRUST ARE NOT FEDERALLY INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD, OR ANY OTHER AGENCY.

     THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION NOR HAS THE COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

                        ILLUSTRATIVE EXPENSE INFORMATION

     The following tables provide the investor with information concerning annual operating expenses of the Funds.


SHAREHOLDER TRANSACTION EXPENSES
(applicable to each Fund)
----------------------------------
Maximum Sales Load Imposed on Purchases					          None
Maximum Sales Load Imposed on Reinvested Dividends			 None
Deferred Sales Charges on Redemptions					            None
Redemption Fees								                               None
Exchange Fees								                                	None


     FUNDS' ANNUAL OPERATING EXPENSES: (based on average daily net assets during fiscal 1997)


                            SHORT
			                       GOVERNMENT   	   INTERMEDIATE
                           FUND (AFTER        MORTGAGE
                            WAIVER)     	      FUND
                          ------------      ----------
Management Fees(1)           0.20%             0.45%
Rule 12b-1 Fees               None             None
Other Expenses(2)            1.17%             0.82%
				                       ---------         ---------
Total Operating
  Expenses(2)                1.37%             1.27%
--------------------


(1)The Management Fee reflect the fees payable by each Fund under the current investment advisory agreements, except that in the case of the Short Government Fund, the Management Fee also reflects a voluntary fee waiver by the Manager. In the absence of such waiver, the Management Fee for this Fund would be 0.45%.


(2)Other Expenses reflect the expenses actually incurred by each Fund during the year ended December 31, 1997, restated to reflect new transfer agency arrangements currently in effect. The expenses shown do not reflect current asset levels for the Funds or the fund family, and are not necessarily indicative of the current expense ratios. With respect to the Short Government Fund, where no administrative fee is currently being charged, such expenses reflect a voluntary waiver of administrative fees by the Manager. In the absence of all such  waivers, Other Expenses would be
   1.37% and the  Total Operating Expenses would be 1.82%.   See "Management of
   the Funds--Administration and Shareholder Servicing; Distributor; Transfer Agent."

     THESE FEE  WAIVERS MAY BE  MODIFIED  OR  TERMINATED  AT ANYTIME AT THE SOLE
DISCRETION  OF  THE  MANAGER.   SHAREHOLDERS   WILL  BE  NOTIFIED  OF  ANY  SUCH
MODIFICATION OR TERMINATION AT THE TIME IT BECOMES EFFECTIVE.

EXAMPLES
     An investor would pay the following expenses on a $1,000 investment in the respective Funds over various time periods assuming (1) a 5% annual rate of return, (2) redemption at the end of each time period, and (3) continuation of any currently applicable waivers of management fees. As noted above, the Funds do not charge any redemption fees or deferred sales loads of any kind.

     THE EXAMPLES SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES. ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN.

                   FUND                  1 YEAR  3 YEARS  5 YEARS 10 YEARS
                   ----                  ------  -------  ------- --------
Short Government Fund .................    $14     $43      $75      $165
Intermediate Mortgage Fund ............     13      40       70       153


     The above expense table is designed to assist investors in understanding the various direct and indirect costs and expenses that investors in the Fund bear.

                                     SUMMARY

                 GENERAL DESCRIPTION OF THE TRUST AND THE FUNDS

     The Trust is a no-load, open-end, management investment company organized as a Massachusetts business trust.


     This Prospectus relates to the Short Government Fund and the Intermediate Mortgage Fund. For more complete information about any of the other Funds in the Trust call (800) 835-3879 or (203) 857-5321. Read the Prospectus carefully before you invest.

     Each of the Funds has distinct investment objectives and strategies. There is, of course, no assurance that a Fund will achieve its investment objectives.

                                   MANAGEMENT

     The Trust is governed by the Trustees, who provide broad supervision over the affairs of the Trust and the Funds. The Manager provides investment management and administrative services for the Trust and the Funds. The assets of each Fund are managed by one or more asset managers (each, an "Asset Manager" and collectively, the "Asset Managers") selected, subject to the review and approval of the Trustees, by the Manager. The assets of each Fund are allocated by the Manager among the Asset Managers selected for that Fund. Each Asset Manager has discretion, subject to oversight by the Manager and the Trustees, to purchase and sell portfolio assets, consistent with each Fund's investment objectives, policies and restrictions and the specific investment strategies developed by the Manager. For its services, the Manager receives a management fee from each Fund. A portion of the fee paid to the Manager is used by the Manager to pay the advisory fees of the Asset Managers. See "Management of the Funds" for more detailed information.

                                  SPECIAL RISKS
     There are certain risks associated with the investment policies of each of these Funds. For instance, to the extent that a Fund invests in securities of non-U.S. issuers or denominated or quoted in foreign currencies, the Fund may face risks that are different from those associated with investment in domestic U.S.

dollar denominated or quoted securities, including the effects of changes in currency exchange rates, political and economic developments, the possible imposition of exchange controls, governmental confiscation or restrictions, less availability of data on companies and a less well developed securities industry as well as less regulation of stock exchanges, brokers and issuers. To the extent that a Fund invests in municipal obligations, the Fund is vulnerable to the economic, business or political developments that might affect particular municipal issuers or municipal obligations of a particular type. To the extent that a Fund invests in mortgage-related or asset-backed securities, a loss could be incurred if the payments or prepayments on those securities are made at rates other than those anticipated at the time of purchase, or if the collateral backing the securities is insufficient. In general, the value of fixed-income securities, and consequently the Funds' net asset values, will rise when interest rates fall, and fall when interest rates rise, affecting the net asset value of a Fund. For more details on the risks associated with certain securities and investment techniques see "Certain Securities and Investment Techniques and Associated Risks." Certain Funds experience high annual portfolio turnover which may involve correspondingly greater brokerage commissions and other transaction costs, and certain adverse tax consequences to shareholders. See "Portfolio Turnover."

                        PURCHASE AND REDEMPTION OF SHARES
     The minimum initial investment is $2,000 per Fund ($500 for IRAs). For information on eligible investors, arrangements for lower minimum investments and how to purchase and redeem shares of the Fund, see "Purchase and Redemption of Fund Shares."

                              FINANCIAL HIGHLIGHTS

     The following tables present financial highlights for each Fund for the last ten years through December 31, 1997. The information has been derived from the financial statements of the Trust which have been audited by independent public accountants Coopers & Lybrand L.L.P. for the years ended December 31, 1993 through December 31, 1997, and by other accountants prior to 1993, and should be read in conjunction with such financial statements. See "Financial Statements" in the SAI.

[This page is intentionally left blank]

FINANCIAL HIGHLIGHTS
(For a share of beneficial interest outstanding throughout each year)
--------------------------------------------------------------------------------
MANAGERS SHORT GOVERNMENT FUND
--------------------------------------------------------------------------------


                                          YEAR ENDED DECEMBER 31,
                                          ------------------------------------------
                                          1997    1996    1995(b)      1994       1993       1992      1991
------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF YEAR            $17.40   $17.76   $16.96    $19.35    $19.86     $20.35     $19.86
                                             -------   ------   ------    ------    ------     ------     ------
INCOME FROM INVESTMENT OPERATIONS:
  Net investment income(a)                      0.97     1.02     0.98      0.86      1.28       1.26       1.58
  Net realized and unrealized gain (loss) on
    investments                                (0.02)   (0.37)    0.63     (2.01)    (0.53)     (0.49)      0.49
                                             -------   ------   ------    ------    ------     ------     ------
    Total from investment operations            0.95     0.65     1.61     (1.15)     0.75       0.77       2.07
                                             -------   ------   ------    ------    ------     ------     ------
LESS DISTRIBUTIONS TO SHAREHOLDERS:
  From net investment income                   (0.98)   (1.01)   (0.50)    (1.17)    (1.26)     (1.26)     (1.58)
  In excess of net investment income              --       --    (0.31)    (0.07)       --         --         --
                                             -------   ------   ------    ------    ------     ------     ------
    Total distributions to shareholders        (0.98)   (1.01)   (0.81)    (1.24)    (1.26)     (1.26)     (1.58)
                                             -------   ------   ------    ------    ------     ------     ------
NET ASSET VALUE, END OF YEAR                $17.37   $17.40   $17.76    $16.96    $19.35     $19.86     $20.35
                                             -------   ------   ------    ------    ------     ------     ------
-----------------------------------------------------------------------------------------------------------------
Total Return(c)                            5.55%     3.89%    9.71%    (6.18)%    3.81%      3.90%     10.82%
-----------------------------------------------------------------------------------------------------------------
Ratio of net expenses to average net assets(a) 1.15%     1.17%    1.25%     0.97%     0.87%      0.76%      0.58%
Ratio of net investment income to
  average net assets(a)                        5.51%     5.85%    5.62%     7.06%     8.71%      6.24%      6.08%
Portfolio turnover                              191%      169%     238%      140%      189%       168%        84%
Net assets at end of year  (000's omitted)   $5,074    $6,113   $5,836   $10,263   $87,874   $142,874   $144,042
-----------------------------------------------------------------------------------------------------------------
Ratio of total expenses to average net
  assets, absent waiver(d)                     1.60%     1.62%    1.65%     1.03%     0.96%      0.83%      0.59%
Ratio of net investment income to
  average net assets, absent waiver(d)         5.06%     5.40%    5.22%     7.00%     8.62%      6.17%      8.25%
================================================================================================================

                                                 YEAR ENDED
	                                          DECEMBER 31,
                                            -------------------------
                                               1990      1989     1988
-----------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF YEAR            $19.96    $19.85    $20.06
                                              ------    ------    ------
INCOME FROM INVESTMENT OPERATIONS:
  Net investment income(a)                      1.42      1.65      1.42
  Net realized and unrealized gain (loss) on
    investments                                (0.03)     0.11     (0.21)
                                              ------    ------     ------
    Total from investment operations            1.39      1.76      1.21
                                              ------    ------      ------
LESS DISTRIBUTIONS TO SHAREHOLDERS:
  From net investment income                   (1.49)    (1.65)    (1.42)
  In excess of net investment income              --        --        --
                                              ------    ------         ------
    Total distributions to shareholders        (1.49)    (1.65)    (1.42)
                                              ------    ------     ------
NET ASSET VALUE, END OF YEAR                  $19.86    $19.96    $19.85
                                              ------    ------    ------
-----------------------------------------------------------------------------------
Total Return(c)                                 7.07%     8.68%     5.90%
-----------------------------------------------------------------------------------
Ratio of net expenses to average net assets(a)  1.01%     0.56%     0.44%
Ratio of net investment income to
  average net assets(a)                         6.78%     8.34%     7.30%
Portfolio turnover                               183%      235%      232%
Net assets at end of year(000's omitted)     $27,683   $10,438   $27,056
----------------------------------------------------------------------------------
Ratio of total expenses to average net
  assets, absent waiver(d)                       2.84%     N/A       N/A
Ratio of net investment income to
  average net assets, absent waiver(d)           8.35%     N/A       N/A
===================================================================================

[FN]

(a) Does not reflect investment advisory and management fees paid by shareholders directly to the Manager for periods prior to May 1990.
(b) Calculated using the average shares outstanding during the year.
(c) Total return would have been lower had certain expenses not been reduced during the year.
(d) Ratio information assuming no fee waivers or reimbursements had been in effect during the years shown.



                                     6 & 7

FINANCIAL HIGHLIGHTS

(For a share of beneficial interest outstanding throughout each year)
--------------------------------------------------------------------------------
MANAGERS INTERMEDIATE MORTGAGE FUND
--------------------------------------------------------------------------------


                                            YEAR ENDED DECEMBER 31,
                                            --------------------------------------
                                            1997     1996      1995       1994      1993      1992      1991
-------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF YEAR              $15.17    $15.54   $14.20    $20.65     $21.13    $21.77    $20.31
                                                ------    ------   ------    ------     ------    ------    ------
INCOME FROM INVESTMENT OPERATIONS:
  Net investment income(a)                        0.87      0.87     0.93      1.52       1.94      2.58      2.03
  Net realized and unrealized gain
    (loss) on investments                         0.33     (0.38)    1.45     (6.56)      0.44     (0.40)     1.48
                                                ------    ------   ------    ------     ------    ------    ------
    Total from investment operations              1.20      0.49     2.38     (5.04)      2.38      2.18      3.51
                                                ------    ------   ------    ------     ------    ------    ------
LESS DISTRIBUTIONS TO SHAREHOLDERS:
  From net investment income                     (0.86)    (0.86)   (1.03)    (1.41)     (2.28)    (2.40)    (2.05)
  In excess of net investment income                --        --    (0.01)       --         --        --        --
  From net realized gain on investments             --        --       --        --      (0.51)    (0.42)       --
  In excess of net realized gain on investments     --        --       --        --      (0.07)       --        --
                                                ------    ------   ------    ------     ------    ------    ------
    Total distributions to shareholders          (0.86)    (0.86)   (1.04)    (1.41)     (2.86)    (2.82)    (2.05)
                                                ------    ------   ------    ------     ------    ------    ------
NET ASSET VALUE, END OF YEAR                    $15.51    $15.17   $15.54    $14.20     $20.65    $21.13    $21.77
                                                ------    ------   ------    ------     ------    ------    ------
---------------------------------------------------------------------------------------------------------------------
Total Return(b)                                   8.23%     3.33%   17.27%   (25.00)%    11.45%    10.50%    18.18%
----------------------------------------------------------------------------------------------------------------------
Ratio of net expenses to average net assets(a)    1.20%     1.19%    1.17%     0.85%      0.75%     0.79%     0.69%
Ratio of net investment income to
  average net assets(a)                           5.76%     5.78%    6.33%     8.37%      8.90%    11.30%     9.91%
Portfolio turnover                                 317%      232%     506%      240%       253%      278%      172%
Net assets at end of year  (000's omitted)     $21,600   $24,846  $40,022   $55,986   $271,861  $115,885  $165,358
---------------------------------------------------------------------------------------------------------------------
Ratio of total expenses to average net
  assets, absent waiver (c)                        N/A       N/A      N/A      0.92%      0.82%     0.84%     N/A
Ratio of net investment income to
  average net assets, absent waiver(c)             N/A       N/A      N/A      8.30%      8.83%    11.25%     N/A
==================================================================================================================


                                               YEAR ENDED
                                               DECEMBER 31,
                                            ----------------------------
                                              1990      1989       1988
------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF YEAR            $20.19   $19.24    $19.68
                                              ------   ------    ------
INCOME FROM INVESTMENT OPERATIONS:
  Net investment income(a)                      1.80     1.87      1.90
  Net realized and unrealized gain
    (loss) on investments                       0.17     0.94     (0.43)
                                              ------   ------   ------
    Total from investment operations            1.97     2.81      1.47
                                              ------   ------   ------
LESS DISTRIBUTIONS TO SHAREHOLDERS:
  From net investment income                   (1.85)   (1.86)    (1.91)
  In excess of net investment income              --       --        --
  From net realized gain on investments           --       --        --
  In excess of net realized gain on investments   --       --        --
                                              ------   ------    ------
    Total distributions to shareholders        (1.85)   (1.86)    (1.91)
                                              ------   ------    ------
NET ASSET VALUE, END OF YEAR                  $20.31   $20.19    $19.24
                                              ------   ------    ------
------------------------------------------------------------------------------
Total Return(b)                                10.19%   14.69%     7.38%
------------------------------------------------------------------------------
Ratio of net expenses to average net assets(a)  0.55%    0.19%     0.22%
Ratio of net investment income to
  average net assets(a)                         9.06%    9.44%     9.66%
Portfolio turnover                               161%     144%      149%
Net assets at end of year  (000's omitted)  $119,118 $102,229   $81,222
-------------------------------------------------------------------------------
Ratio of total expenses to average net
  assets, absent waiver (c)                      N/A       N/A        N/A
Ratio of net investment income to
  average net assets, absent waiver(c)           N/A       N/A        N/A
================================================================================

[FN]

(a) Does not reflect investment advisory and management fees paid by shareholders directly to the Manager for periods prior to May 1990.
(c) Total return would have been lower had certain expenses not been reduced during the year.
(d) Ratio information assuming no fee waivers or reimbursements had been in effect during the years shown.



                                     8 & 9

                INVESTMENT OBJECTIVES, POLICIES AND RESTRICTIONS

     The investment objectives of a Fund may not be changed without approval of a majority of the outstanding voting securities of that Fund, as defined in the Investment Company Act of 1940, as amended (the "1940 Act"). There is no assurance that these objectives will be achieved. Investors should refer to the prospectus section entitled "Certain Securities and Investment Techniques and Associated Risks" and to the "Other Information" section in the SAI for additional portfolio management discussions and for a description of the ratings mentioned below that are assigned by Moody's Investors Service, Inc. ("Moody's") and Standard & Poor's Ratings Group ("Standard & Poor's").

     Each Fund is subject to certain investment restrictions which may not be changed without the approval of the holders of a majority of that Fund's outstanding voting securities.

     These Funds pursue their investment  objectives primarily by investing in various types of debt securities. Each of these Funds may purchase securities on a when-issued basis, and, unless otherwise indicated, may engage in options and futures transactions. The Short Government Fund may invest, and the Intermediate Mortgage Fund will primarily invest, in mortgage-related
securities,   including  collateralized  mortgage obligations   ("CMOs"),
Interest  Only  ("IOs")  and  Principal  Only  ("POs") mortgage-related
securities.   Such  Funds  may  also  purchase   asset-backed securities.  The
Funds will not purchase asset-backed or privately issued mortgage-related securities rated less than AA by Standard and Poor's or the equivalent. The Short Government Fund and Intermediate Mortgage Fund enter into dollar rolls.
See  "Certain  Securities  and  Investment   Techniques  and  Associated Risks--
Other  Securities,"  "--Special  Risks  Associated with  Asset-Backed and
Mortgage-Related   Securities,"   "--When-Issued   Securities,"  and  "--Hedging
Techniques."

     As  described  below,   certain  Funds  may  invest  in  securities
denominated in currencies other than the U.S. dollar ("foreign securities") including those denominated in European Currency Units (ECUs).

     For the purposes of portfolio maturity limitations, a security which has an interest rate that adjusts or resets periodically ("variable rate securities") will be considered to have a maturity equal to the period of time remaining until the next readjustment of the interest rate, and a mortgage-related security will be deemed to have an average maturity equal to its average life as determined by the Asset Manager based on the prepayment experience of the underlying mortgage pools. The maturity of a security with a demand feature may be deemed to be the period of time remaining until the demand feature is exercisable unless the Asset Manager believes that the demand feature will probably not be exercised. If the rating of any security held by any Fund is changed so that the instrument would no longer qualify for invest-ment by the Fund, the Fund will seek to dispose of the instrument as soon as is reasonably practicable, in light of the circumstances and consistent with the interests of the Fund.

     Each or both of the Funds may at times for defensive purposes temporarily place all or a portion of their assets in cash, short-term commercial paper, U.S. government securities, high quality debt securities, including Eurodollar and Yankee Dollar obligations, and obligations of banks when, in the judgment of the Fund's Asset Manager, such investments are appropriate in light of economic or market conditions. In addition, each of the Funds may invest a portion of its cash balances in shares of unaffiliated money market mutual funds when the Manager determines that such investments offer higher net yields (after considering all direct and indirect fees and expenses) than direct investments in cash equivalent securities. See "Other Information--Cash Equivalents" and "Investment Restrictions" in the SAI. The Funds may also engage in securities lending, and may invest the collateral for such loans in unaffiliated money market funds. The following discussions of the individual Government Funds' objectives and policies is modified by the above.

                         MANAGERS SHORT GOVERNMENT FUND

     The Fund's investment objective is to seek high current income consistent with the preservation of capital by investing in debt securities.

     The Fund will maintain an overall maximum dollar-weighted average maturity of three years or less. The Fund is not a money market fund and does not seek to maintain a stable price per share. As a matter of operating policy, under normal circumstances, the Fund will at all times have at least 65% of its total assets invested in securities issued or guaranteed as to principal or interest by the U.S. government, its agencies or instrumentalities. Up to 35% of the Fund's total assets may be invested in corporate bonds and notes, debentures, non-convertible fixed-income preferred stocks, eurodollar certificates of deposit and eurodollar bonds. The Fund may invest a substantial portion of its assets in mortgage-related securities (including CMOs, IOs and POs) that are issued or guaranteed by the U.S. Government, its agencies or instrumentalities. In addition, the Fund may invest in privately issued mortgage-related securities (including CMOs, IOs and POs) and asset-backed securities. The Fund may also invest in variable rate securities including inverse floating obligations.
See "Certain Securities and Investment Techniques and Associated Risks-- General Risks Associated with the Funds" and "--Special Risks Associated with Asset-Backed and Mortgage-Related Securities."

     The Fund may invest up to 10% of its assets in foreign securities, including those issued by foreign governments. Investing in foreign securities may subject the Fund to certain additional risks. The Fund may purchase options on securities and futures contracts, write options on securities and futures contracts it holds, buy and sell futures contracts on securities and securities indices and foreign currencies, buy and sell interest rate futures contracts, and enter into forward foreign currency exchange contracts. See "Certain Securities and Investment Techniques and Associated Risks--Hedging Techniques" and "--Other Securities--Foreign Securities."

     The Fund will not purchase debt instruments, including cash equivalents, that have been rated lower than A or the equivalent by Standard & Poor's or by Moody's. In addition, the Fund's investments in privately issued mortgage-backed securities and asset-backed securities will be limited to those rated AA or Aa, respectively, by those agencies. Instruments denominated in currencies other than the U.S. dollar will also be limited to those rated AAA or Aaa. The Fund may purchase unrated securities in any of the above categories, provided that such securities are of comparable quality to such rated instruments, as determined by the Asset Manager.

                       MANAGERS INTERMEDIATE MORTGAGE FUND

     The Fund's investment objective is to seek high current income by investing primarily in mortgage-related securities.


     Under normal circumstances, the Fund will invest at least 65% of the value of its total assets in mortgage-related securities (including CMOs, IOs and POs) issued by governments and government-related and private organizations, and the Fund will invest more than 25% of its assets in the mortgage and mortgage finance industry even during temporary defensive periods. Due to this concentration, the Fund will be subject to certain risks peculiar to the mortgage and mortgage finance industry. See "Certain Securities and Investment
Techniques  and Associated Risks--Special   Risks Associated with Asset-Backed
and Mortgage-Related Securities" in the Prospectus and "Other Information --Mortgage-Related Securities" in the SAI.

     The Fund may invest up to 35% of the value of its total assets in (i) non-mortgage-related securities issued or guaranteed by the United States government, its agencies and instrumentalities, (ii) certificates of deposit, bankers' acceptances and interest-bearing savings deposits of banks having total assets of more than $1 billion and which are members of the Federal Deposit Insurance Corporation, and (iii) commercial paper rated A-1 by Standard & Poor's or P1 by Moody's or, if not rated, issued by companies which have an outstanding debt issue rated AAA by Standard & Poor's or Aaa by Moody's. It is currently the operating policy of the Asset Manager to invest 100% of the Fund's assets in securities issued by governments and government-related organizations and securities rated AAA by Standard & Poor's or Aaa by Moody's or, if not rated, that are of comparable quality as determined by the Asset Manager. In addition, at any given time a portion of the Fund's assets may be in cash or may be invested in repurchase agreements due to portfolio purchases and sales, and to otherwise manage cash flows. The Fund may invest in securities that have a fixed rate of interest and in variable rate securities, including inverse floaters.
The Fund may also enter into dollar rolls. In addition, the Fund may write options on the securities held in its portfolio. See "Certain Securities and Investment Techniques and

              			      GENERAL INFORMATION ON THE FUNDS

                     PURCHASE AND REDEMPTION OF FUND SHARES
                           HOW TO PURCHASE FUND SHARES

     Initial purchases of shares of the Funds may be made in a minimum amount of $2,000 per Fund ($500 for IRAs). Arrangements can be made to open accounts with a $500 or $250 initial investment and an agreement to invest at least $50 or $100, respectively, per month until the minimum is attained. Call (800)835-3879 for more information on these arrangements. There is no minimum for additional investments except for telephone Automated Clearing House ("ACH") purchases.

     Investors may purchase shares of the Trust through their financial planner or other investment professional who is (or who is associated with) an investment adviser registered with the Securities and Exchange Commission or an applicable state securities commission (a "Registered Investment Adviser") or directly from the Trust as indicated below. Shares may also be purchased by bank trust  departments  on  behalf of their clients, other institutional
investors such as corporations, endowment funds and charitable   foundations,
and tax-exempt employee  welfare,   pension  and profit-sharing plans.

     The following shows the various methods for purchasing the Trust's shares. For more complete instructions, see the account application.

                               INITIAL INVESTMENT        ADDITIONAL INVESTMENTS
                               ------------------       -----------------------
Minimums:
Regular accounts           $2,000 (or lower, as        No minimum
                           described above)

Education IRA		            Minimum/Maximum $500	       N/A


IRAs, IRA rollovers,       $500                        No minimum
SEP, ROTH and SIMPLE IRAs

        METHOD
        ------

Through your               Contact your investment     Send additional funds to
investment professional    advisor, bank or other      your investment professional
                           investment professional     at the address appearing on
                                                       your account statement

                              						A1

Direct by mail             Send your account applica-  *Send letter of instruction
                           tion and check (payable to  and check (payable to The
                           The Managers Funds) to      Managers Funds) to: The
                           the address indicated on    Managers Funds
                           the application             c/o Boston Financial Data
                                                          Services, Inc.
                                                       P.O. Box 8517
                                                       Boston, MA 02266-8517
                                                       Please include your account
                                                       number on your check


Direct Federal Funds       Call (800) 358-7668 to      Call the Transfer Agent at
or Bank Wire               notify the Fund,            (800) 358-7668 prior to
                           and instruct your bank to   writing additional funds
                           wire U.S. funds to:
                           ABA #011000028
                           State Street Bank &
                              Trust Company
                           Boston, MA 02101
                           BFN--The Managers Funds
                           AC 9905-001-5
                           FBO--Shareholder Name
				                       Fund & Account #

By telephone               Only for established        Call the Transfer Agent at
                           accounts with ACH privi-    (800) 252-0682
                           leges. Call (800) 252-0682  Minimum investment: $100
                           with instructions for the
                           Transfer Agent

----------------------------------------------------------------
[FN]
* For shareholders that invest directly with the Fund only. For Adviser and Bank Trust accounts, please call (800) 835-7668 for further instructions.

     The employees and their families of The Managers Funds, L.P. and selected dealers and their authorized representatives who are engaged in the sale of Fund shares, may purchase shares of the Funds without regard to a minimum initial investment.

     Certain states may require Registered Investment Advisers that purchase Fund shares for customers in those states to register as broker-dealers. From time to time the Trust's distributor may supply materials to Registered Investment Advisers to assist them in formulating an investment program using the Trust for their clients. Such materials are designed to be used and evaluated by investment professionals, do not contain investment advice and are not available for distribution to the general public.

                             						A2

     Certain investors may purchase or sell Fund shares through broker-dealers or through other processing organizations who may impose transaction fees or other charges in connection with providing this service. Shares purchased in this fashion may be treated as a single account for purposes of the minimum initial investment. Investors who do not wish to receive the services of a broker-dealer or processing organization may consider investing directly with the Trust. Shares held through a broker-dealer or processing organization may be transferred into the investor's name by contacting the broker-dealer or processing organization and the Trust's transfer agent. Certain processing organizations may receive compensation from the Trust's Manager, Administrator and/or Asset Manager.

     Trust shares are offered and orders accepted on each Business Day (a day on which the New York Stock Exchange ("NYSE") is open for trading). The Trust may limit or suspend the offering of shares of any or all of the Funds at any time and may refuse, in whole or in part, any order for the purchase of shares.

     Purchase orders received by the Trust, c/o Boston Financial Data Services, Inc. (the "Transfer Agent") at the address listed on the back cover of this prospectus, prior to 4:00 p.m. New York Time, on any Business Day will receive the offering price computed that day. HOWEVER, THE TIME UNTIL WHICH
ORDERS ARE ACCEPTED MAY BE  CHANGED IN CASE OF AN EMERGENCY OR IF THE NYSE
CLOSES AT A TIME OTHER THAN 4:00 P.M. NEW YORK TIME.  The   broker-dealer,
omnibus processor or investment professional is responsible for promptly transmitting orders to the Trust. The Trust cannot accept orders transmitted to it at the address indicated on the cover page of this prospectus, but will use its best efforts to promptly forward such orders to the Transfer Agent for receipt no later than the next Business Day.


     Federal Funds or Bank Wires used to pay for purchase orders must be in U.S. dollars and received in advance, except for certain processing organizations which have entered into special arrangements with the Trust.

     Purchases made by check are effected when the check is received, but are accepted subject to collection at full face value in U.S. funds and must be drawn in U.S. dollars on a U.S. bank. Third party checks which are payable to an existing shareholder who is a natural person (as opposed to a corporation or partnership) and endorsed over to a Fund or State Street Bank and Trust Company will be accepted. To ensure that checks are collected by the Trust, redemptions of shares purchased by check, or exchanges from such shares, are not effected until 15 days after the date of purchase, unless arrangements are made with the Administrator.

     If the check accompanying any purchase order does not clear, or if there are insufficient funds in your bank account to enable an ACH, the transaction will be canceled and you will be responsible for any loss the Trust incurs. For current

                                						A3
shareholders,   each  Fund  can  redeem  shares  from  any  identically
registered account in such Fund or any other Fund as reimbursement for any loss incurred. The Trust may prohibit or restrict all future purchases in the Trust in the event of any nonpayment for shares.

     In the interest of economy and convenience, share certificates will not be issued. All share purchases are confirmed to the record holder and credited to such holder's account on the Trust's books maintained by the Transfer Agent.

     SHARE PRICE AND VALUATION OF SHARES. The net asset value of shares of each Fund is computed each Business Day, at the close of trading on the NYSE, and is the net worth of the Fund (assets minus liabilities) divided by the number of shares outstanding. Fund securities listed on an exchange are valued on the basis of the last quoted sale price on the exchange where such securities principally are traded on the valuation date, prior to the close of trading on the NYSE, or, lacking any sales, on the basis of the last quoted bid price on such principal exchange prior to the close of trading on the NYSE. Over-the-counter securities for which market quotations are readily available are valued on the basis of the last sale price or, lacking any sales, at the last quoted bid price on that date prior to the close of trading on the NYSE. Securities and other instruments for which market quotations are not readily available are valued at fair value, as determined in good faith and pursuant to procedures established by the Trustees. For further information, see "Net Asset Value" in the SAI.

                                REDEEMING SHARES

     Any redemption orders received by the Trust as indicated below before 4:00 p.m. New York Time on any Business Day will receive the net asset value determined at the close of trading on the NYSE on that day. Redemption orders received after 4:00 p.m. will be redeemed at the net asset value determined at the close of trading on the next Business Day. HOWEVER, THE TIME AT WHICH TRANSACTIONS AND SHARES ARE PRICED MAY BE CHANGED IN CASE OF AN EMERGENCY OR IF THE NYSE CLOSES AT A TIME OTHER THAN 4:00 P.M. NEW YORK TIME. The Trust cannot accept redemption orders transmitted to it at the address indicated on the cover page of the prospectus, but will use its best efforts to promptly forward such orders to the Transfer Agent for receipt by the next Business Day. If you are trading through a broker-dealer or investment adviser, such investment professional is responsible for promptly transmitting orders. There is no redemption charge. The Fund reserves the right to redeem shareholder accounts (after 60 days notice) when the value of the Fund shares in the account falls below $500 due to redemptions. Whether a Fund will exercise its right to redeem shareholder account will be determined by the Manager on a case-by-case basis. No interest will accrue on amounts represented by uncashed redemption (or distribution) checks.

                             						A4

             METHOD                                      INSTRUCTIONS
             ------                                      ------------

By mail--write to The Managers Funds,           Send a letter of instruction which
c/o Boston Financial Data Services, Inc.        specifies the name of the Fund, dollar
P.O. Box 8517                                   amount or number of shares to be 								sold,
Boston, MA 02266-8517                           your name and account  number.  This
                                                letter must be signed by all owners 								of
                                                the shares in the exact  manner in
                                                which they  appear on the account.
								                                        For redemptions over $25,000,
								                                        signature(s) must be guaranteed.

                                        								In the case of estates, trusts, guardian-
                                                ships, custodianships, corporations
                                                and pension and profit sharing plans,
                                                other supporting legal documentation
                                                is required.


By telephone                                    For shareholders who have elected
                                                telephone redemption privileges on
                                                their applications, telephone the Trust
                                                at (800) 252-0682.*

By contacting your investment
professional





--------------------------------------------------------------
[FN]
* Telephone redemptions are available only for redemptions under $25,000.

                                INVESTOR SERVICES
     AUTOMATIC REINVESTMENT PLAN allows dividends or capital gains distributions to be reinvested in additional shares, unless you elect to receive cash.

     AUTOMATIC INVESTMENTS of preauthorized amounts from private checking accounts can be made monthly, quarterly or annually. The amount you specify will automatically be deducted from your bank account and invested on the day you specify.

     SYSTEMATIC WITHDRAWALS of $100 or more per fund can be made monthly by shareholders. Withdrawals can be made via check on the 25th day of each month, or the next business day in the event the 25th is a weekend or holiday, unless a date other than the 25th is specified on the application for ACH accounts.


     DOLLAR COST AVERAGING allows for regular automatic exchanges from any Fund to one or more other Funds on the 15th business day of each month, or can be done through the Automatic Investment service above. Before investing in the Trust's Funds, shareholders must obtain a prospectus from the Trust describing those Funds.


                                						A5

     INDIVIDUAL RETIREMENT ACCOUNTS, including SEP, ROTH and SIMPLE IRAs, IRA rollovers and 403(b) accounts, are available to shareholders at no additional cost.

     CHECKWRITING PRIVILEGE is available only to shareholders of the Money Market Fund. Before investing in the Trust's Money Market Fund, shareholders must obtain a prospectus from the Trust describing the Money Market Fund and the conditions and limitations pertaining to this privilege.



     EXCHANGE PRIVILEGE. The exchange privilege permits shareholders of any of the Funds to exchange their shares for shares of any of the other Funds at the relative net asset value per share. Exchange transactions may be made by writing to the Fund (see "Redeeming Shares"), by contacting your investment professional, via the Telephone Exchange Privilege (unless you have declined this option) or on your signed account application. Call Investors Services at
(800) 252-0682 to utilize the Telephone Exchange Privilege. Shareholders must receive a prospectus describing such Fund(s)before requesting an exchange into one or more of those Funds. By requesting an exchange into one of those Funds, shareholders are deemed to confirm receipt of the prospectus describing such Fund(s).

     The exchange privilege is offered to shareholders for their convenience and use consistent with their investment objectives. It is not offered as a short-term market timing service. The Trust reserves the right to refuse exchange orders from shareholders who have previously been advised that their frequent use of the exchange privilege is, in the opinion of the Manager, inconsistent with the orderly management of the Funds' portfolios.

     THE TRUST AND ITS TRANSFER AGENT WILL EMPLOY REASONABLE PROCEDURES TO VERIFY THE GENUINENESS OF TELEPHONIC REDEMPTION OR EXCHANGE REQUESTS. IF SUCH PROCEDURES ARE NOT FOLLOWED, THE TRUST OR ITS TRANSFER AGENT MAY BE LIABLE FOR ANY LOSSES DUE TO UNAUTHORIZED OR FRAUDULENT INSTRUCTIONS. THESE PROCEDURES INVOLVE REQUIRING CERTAIN PERSONAL IDENTIFICATION INFORMATION.

     THE ABOVE SERVICES MAY BE TERMINATED OR MODIFIED BY ONE OR MORE FUNDS AT ANY TIME UPON 60 DAYS WRITTEN NOTICE TO SHAREHOLDERS. NONE OF THE FUNDS, THE DISTRIBUTOR, THE TRUST'S CUSTODIAN, OR TRANSFER AGENT, NOR THEIR RESPECTIVE OFFICERS AND EMPLOYEES, WILL BE LIABLE FOR ANY LOSS, EXPENSE OR COST ARISING OUT OF A TRANSACTION EFFECTED IN ACCORDANCE WITH THE TERMS AND CONDITIONS SET FORTH IN THIS PROSPECTUS EVEN IF SUCH TRANSACTION RESULTS FROM ANY FRAUDULENT OR UNAUTHORIZED INSTRUCTIONS.



              DESCRIPTION OF SHARES, VOTING RIGHTS AND LIABILITIES

     The Trust offers a single class of shares of beneficial interest, without par value. The Trustees have the authority to create new series of shares in addition to the existing series of the Trustwithout the requirement of a vote of shareholders of the Trust.


                              						A6

     Shares of each Fund are entitled to one vote per share. Shareholders have the right to vote on the election of the Trustees and on all other matters on which, by law or the provisions of the Trust's Declaration of Trust or by-laws, they may be entitled to vote. On matters relating to all Funds and affecting all Funds in the same manner, shareholders of all Funds are entitled to vote. On any matters affecting only one Fund, only the shareholders of that Fund are entitled to vote. On matters relating to all the Funds but affecting the Funds differently, separate votes by Fund are required.

     The Trust and its Funds are not required, and do not intend, to hold annual meetings of shareholders, under normal circumstances. The Trustees or the shareholders may call special meetings of the shareholders for action by shareholder vote, including the removal of any or all of the Trustees. The Trustees will call a special meeting of shareholders of a Fund upon written request of the holders of at least 10% of that Fund's shares.

     Under Massachusetts law, the shareholders and trustees of a business trust may, in certain circumstances, be personally liable for the trust's obligations to third parties. However, the Declaration of Trust provides, in substance, that no shareholder or Trustee shall be personally liable for the Trust's obligations to third parties, and that every written contract made by the Trust shall contain a provision to that effect. The Declaration of Trust also requires the Fund to indemnify shareholders and Trustees against such liabilities and any related claims and expenses. The Trust will not indemnify a Trustee when the loss is due to willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of the Trustee's office.



YEAR 2000. Like other mutual funds, financial and business organizations and individuals around the world, the Trust could be adversely affected if computer systems used by the manager, sub-advisers and other service providers do not properly process and calculate date-related information from January 1, 2000 and after. The Managers Funds is taking steps that it believes are reasonably designed to address this "Year 2000" problem with respect to the computer systems that are used and to obtain satisfactory assurances that comparable steps are being taken by each of the Trust's major service providers. At this time, however, there can be no assurance that these steps will be sufficient to avoid any adverse impact on the Trust. Companies or governmental entities in which the Funds invest could be affected by the "Year 2000" problem, but at this time, the Funds cannot predict the degree of impact on the Funds.

                                 TAX INFORMATION

     Each Fund has qualified and intends to continue to qualify as a regulated investment company under the provisions of the Internal Revenue Code of 1986,

                                 						A7
as amended (the "Code"), under which each Fund is regarded as a separate regulated investment company.

     All dividends and distributions designated as capital gains are generally taxable to shareholders whether received in cash or additional shares.

     Although distributions are generally taxable to a shareholder in the taxable year in which the distribution is made, dividends declared in October, November or December of a taxable year with a record date in such a month and actually received during the following January, will be taxed as though received by the shareholder on December 31 of such year.

     Generally, each Fund is required to back-up withhold 31% of distributions paid to a shareholder who fails to provide a social security or taxpayer identification number and certify that such number is correct and that such shareholder is not subject to, or is otherwise exempt from, back-up withholding.

     Shareholders should consult their own tax advisers for more information regarding the Federal, foreign, state, and local tax treatment with respect to their own tax situation. For more information concerning taxes, see "Tax Information" in the SAI.
                               SHAREHOLDER REPORTS

     Shareholders will receive annual and semi-annual reports which include financial statements showing the results of operations, investment portfolio and other information of the Funds in which they have invested. Shareholders will also receive annual tax statements indicating the tax status of distributions made during the year. Confirmations of transactions will be sent to shareholders following purchases, redemptions or exchanges by the shareholder, and quarterly statements of account will be sent to all shareholders.

                           					ADDITIONAL INFORMATION
	Any shareholder inquiries may be directed to the Trust at the address or telephone number listed on the cover page of this Prospectus.  This Prospectus, including the SAI which has been incorporated by reference herein, does not contain all the information set forth in the Registration Statement filed with the Securities and Exchange Commmission under the Securities Act of 1933. Copies of the Registration Statement may be obtained at a reasonable charge from the
Securities and Exchange Commission or may be examined, without charge, at the website maintained by the Securities and Exchange Commission
(http://www.sec.gov).


                               						A8

Associated Risks--General Risks Associated with Income Funds" and "--Other Securities--When-Issued Securities and Dollar Rolls," and "--Hedging Techniques."

     The Fund will maintain a dollar-weighted average portfolio maturity of more than three years but no more than ten years. In order to maintain a dollar-weighted average portfolio maturity of from three to ten years, the Asset Manager will monitor the prepayment experience of the underlying mortgage pools of the Fund's mortgage-related securities and will purchase and sell securities in order to shorten or lengthen the average maturity of the Fund's portfolio, as appropriate.

                CERTAIN SECURITIES AND INVESTMENT TECHNIQUES AND
                                ASSOCIATED RISKS

     The following are descriptions of types of securities invested in by the Funds, certain investment techniques employed by the Funds and risks associated with utilizing either the securities or the investment techniques. Unless otherwise indicated, all of the Funds may invest in the indicated securities and use the indicated investment techniques.

                   GENERAL RISKS ASSOCIATED WITH THE FUNDS

     The Funds are subject to normal interest rate, credit and market risks. Market prices of fixed-income securities will fluctuate and will tend to vary inversely with changes in prevailing interest rates. If interest rates increase from the time a security is purchased, such security, if sold, might be sold at a price less than its purchase cost. Conversely, if interest rates decline from the time a security is purchased, such security, if sold, might be sold at a price greater than its purchase cost. Generally, the longer an instrument's maturity, the more sensitive the instrument's price will be to interest rate changes. In general a Fund with a longer average duration will experience greater net asset value fluctuation in response to interest rate changes than a Fund with a shorter duration. Investors should expect the value of their Fund shares to fluctuate based on interest rate, credit and market conditions.

     Duration measures the timing of a Fund's cash flow (i.e., principal and interest payments) and is essentially a weighted average term-to-maturity where cash flows are expressed in terms of their present value. Accordingly, duration takes into account the time value of money in addition to the amount and timing of all interim and final payments. Duration incorporates the size of the coupon payments, the time to maturity, and the portfolio's yield to maturity into a single composite index. The longer a Fund's duration, the more its price will fluctuate, in percentage terms, in response to a given change in interest rates and the greater the market risk. From time to time, the Funds may advertise the duration of their portfolios.

                 SPECIAL RISKS ASSOCIATED WITH ASSET-BACKED AND
                           MORTGAGE-RELATED SECURITIES

     MORTGAGE-RELATED SECURITIES. The Funds will be subject to prepayment risk on mortgage-related securities. Prepayments of principal by mortgagors or mortgage foreclosures may shorten the average life of the mortgage-related securities remaining in a Fund's portfolio. Reinvestment of prepayments could occur at lower interest rates than the original investment, thus decreasing the yield of the Fund. In periods of rising interest rates, the rate of prepayment tends to decrease, thereby lengthening the average life of a pool of mortgage-related securities. Conversely, in periods of falling interest rates the rate of prepayment tends to increase, thereby shortening the average life of a pool. See "Other Information--Mortgage-Related Securities" in the SAI.

     CMOs are obligations fully collateralized by a portfolio of mortgages or mortgage-related securities. Payments of principal and interest on the mortgages are passed through to the holders of the CMOs on the same schedule as they are received. Certain classes of CMOs have priority over others with respect to the receipt of prepayments on the mortgages. Therefore, depending on the type of CMOs in which a Fund invests, the investment may be subject to a greater or lesser risk of prepayment than other types of mortgage-related securities. In other mortgage-related securities, all interest payments go to one class of holders "Interest Only" or "IO"-and all of the principal goes to a second class of holders-"Principal Only" or "PO." The yield to maturity on an IO class is extremely sensitive to the rate of principal prepayments on the related underlying mortgage assets, and a rapid rate of principal payments will have a material adverse effect on yield to maturity. If the underlying mortgage assets experience greater than anticipated prepayments of principal, the Fund may fail to fully recoup its initial investment in these securities, even when the securities are rated AA or the equivalent. Conversely, if the underlying mortgage assets experience less than anticipated prepayments of principal, the yield on a PO class would be materially adversely affected. As interest rates rise and fall, the value of IOs tends to move in the same direction as interest rates. The value of the other mortgage-related securities described herein (including POs), like other debt instruments, will tend to move in the opposite direction from interest rates. In general, the Funds treat IOs and POs as subject to the restriction on investments in illiquid instruments except that IOs and POs issued by the U.S. government, its agencies and instrumentalities and backed by fixed-rate mortgages may be excluded from this limit if, in the judgment of the Asset Manager (subject to the oversight of the Trustees) such IOs and POs are readily marketable.

     ASSET-BACKED SECURITIES. Asset-backed securities, in which the Funds may invest, involve the passing through of payments on debt obligations including automobile loans, credit card loans, home equity loans, computer leases and other types of consumer loans. Generally, the obligations underlying most asset-backed securities are unsecured. In the case of auto loans, the underlying security inter-ests in the automobiles are not transferred to the entity issuing the asset -backed security. In addition, like mortgage-related securities, asset-backed securities may be subject to the risk of prepayments of the underlying obligations.



                                OTHER SECURITIES

     FOREIGN  SECURITIES.  Investments in foreign  securities involve risks that differ  from  investments  in  securities  of domestic  issuers.  Such risks may include political and economic developments, the possible imposition of withholding taxes, possible seizure or nationalization of assets, the possible establishment of exchange controls or the adoption of other foreign governmental restrictions which might adversely affect the Fund's investments. In addition, foreign countries may have less well developed securities markets, as well as less regulation of stock exchanges and brokers and different auditing and financial reporting standards. Not all foreign branches of United States banks are supervised or examined by regulatory authorities as are United States banks, and such branches may not be subject to reserve requirements. For additional information regarding the risks associated with foreign branch issues, see "Other Information--Obligations of Domestic and Foreign Banks" in the SAI. Investing in the fixed-income markets of developing countries involves exposure to economies that are generally less diverse and mature, and to political systems which may be less stable, than those of developed countries. Foreign securities often trade with less frequency and volume than domestic securities and therefore may exhibit greater price volatility. Changes in foreign exchange rates will affect the value of those securities which are denominated or quoted in currencies other than the U.S. dollar.

     ILLIQUID SECURITIES. Each Fund may invest up to 15% of its net assets in securities that are not readily marketable ("illiquid securities"). These securities, which may be subject to legal or contractual restrictions on their resale, may involve a greater risk of loss to those Funds that purchase them. Securities that are not registered for sale under the Securities Act of 1933, as amended (the "1933 Act"), but are eligible for resale pursuant to Rule 144A under the 1933 Act, will not be considered illiquid for purposes of this restriction if the Asset Manager determines, subject to the review of the Trustees, that such securities have a readily available market.

     REPURCHASE AGREEMENTS. In a repurchase transaction, a Fund purchases a security from a bank or a broker-dealer and simultaneously agrees to resell that security to the bank or broker-dealer at an agreed-upon price on an agreed upon date. The resale price reflects the purchase price plus an agreed upon rate of interest. In effect, the obligation of the seller to repay the agreed-upon price is secured by the value of the underlying security, which must at least equal the repurchase price. Repurchase agreements could involve certain risks in the event of default or insolvency of the other party, including possible delays or restrictions upon a Fund's ability to dispose of the underlying securities. No Fund may invest in repurchase agreements with a maturity of more than seven days if the aggregate of such investments, along with other illiquid securities, exceeds the Fund's lim-its on investments in illiquid securities. For more information concerning repurchase agreements, see "Other Information--Repurchase Agreements" in the SAI.

     SECURITIES LENDING. Consistent with its investment objective and policies, each Fund may lend its portfolio securities in order to realize additional income. Any such loan will be continuously secured by collateral at least equal in value to the value of the securities loaned. The risk of loss on such transactions is mitigated because, if a borrower were to default, the collateral should satisfy the obligation. However, as with other extensions of secured credit, loans of portfolio securities involve some risk of loss of rights in the collateral should the borrower fail financially.

     WHEN-ISSUED SECURITIES AND DOLLAR ROLLS. Consistent with its investment objectives and policies, each Fund may purchase or sell U.S. government or municipal securities on a when-issued or delayed delivery basis. When-issued or delayed delivery transactions are those where securities are purchased or sold by a Fund with payment and delivery taking place in the future in order to secure what is considered to be an advantageous price and yield to the Fund at the time of entering into the transaction. During the period between purchase and settlement, no payment is made by the Fund to the issuer and no interest accrues to the Fund. However, the value of the Fund's assets will fluctuate with the value of the security to be purchased. Accordingly, these transactions may have a similar effect on a Fund's net asset value as if the Fund had created a degree of leverage in its portfolio. See "Segregated Accounts." When-issued securities may also be known as "TBAs."

     In a dollar roll, a Fund sells securities for delivery in the current month and simultaneously contracts to repurchase substantially similar (same type and coupon) securities on a specified future date from the same party. During the period between the sale and forward purchase, the Fund forgoes principal and interest paid on the securities sold, and does not list the securities sold as an asset on the Fund's books. The Fund realizes a capital gain on the difference between the current sales price and the forward price for the future purchase (often referred to as the "drop") as well as by the interest earned on the cash proceeds of the initial sale. A "covered roll" is a specific type of dollar roll for which there is an offsetting cash position or a cash equivalent security position which matures on or before the forward settlement date of the dollar roll transaction.

     Dollar rolls involve the risk that the market value of the securities subject to the Fund's forward purchase commitment may decline in value below the price of the securities the Fund has sold. In the event the buyer of securities under a dollar roll files for bankruptcy or becomes insolvent, the Fund's use of the proceeds of the current sale portion of the agreement may be restricted pending a determination by the other party, or its trustee or receiver, whether to enforce the Fund's obligation to purchase the similar securities in the forward purchase transaction.

     The Funds will engage in dollar roll transactions to enhance return and not for the purpose of borrowing. Each dollar roll transaction is accounted for as a sale of a portfolio security and a subsequent purchase of a substantially similar security in the forward market.

     SEGREGATED ACCOUNTS. Certain transactions, such as certain options, futures and forward transactions, dollar rolls, or purchases of when-issued or delayed delivery securities, may have a similar effect on a Fund's net asset value as if the Fund had created a degree of leverage in its portfolio. However, if a Fund enters into such a transaction, the Fund will establish a segregated account with its Custodian in which it will maintain cash and/or liquid securities equal in value to its obligations in respect to such transaction.

                               HEDGING TECHNIQUES

     Unless otherwise indicated, the Funds' portfolio managers may engage in the following hedging techniques to seek to hedge all or a portion of a Fund's assets against market value changes resulting from changes in market values, interest rates or currency fluctuations. Hedging is a means of offsetting, or neutralizing, the price movement of an investment by making another investment, the price of which should tend to move in the opposite direction from the original investment. The imperfect correlation in price movement between a hedging instrument and the underlying security, currency, index, futures contract or other investment may limit the effectiveness of a particular hedging strategy.

     A Fund's ability to establish and close out positions in futures contracts and options on futures contracts will be subject to the existence of a liquid secondary market. Although a Fund generally will purchase or sell only those futures contracts and options thereon for which there appears to be an active secondary market, there is no assurance that a liquid secondary market on an exchange will exist for any particular futures contract or option or at any particular time.

     OPTIONS. Each Fund may write ("sell") covered put and covered call options covering the types of financial instruments in which the Fund may invest (including individual stocks, stock indices, futures contracts, forward foreign currency exchange contracts and when-issued securities) to provide protection against the adverse effects of anticipated changes in securities prices. A Fund may also write covered put options and covered call options as a means of enhancing its return through the receipt of premiums when the Fund portfolio manager determines that the underlying securities, indices or futures contracts have achieved their potential for appreciation. By writing covered call options, the Fund foregoes the opportunity to profit from an increase in the market price of the underlying security, index or futures contract above the exercise price except insofar as the premium represents such a profit. The risk involved in writing covered put options is that there could be a decrease in the market value of the underlying security, index or futures contract. If this occurred, the option could be exercised and the underlying security, index or futures contract would then be sold to the Fund at a higher price than its then current market value. A Fund will write only "covered" options.

     When writing call options, a Fund will be required to own the underlying financial instrument, index or futures contract or own financial instruments or indices whose returns are closely correlated with the returns of the financial instrument, index or futures contract underlying the option. When writing put options a Fund will be required to segregate with its custodian bank cash and/or other liquid securities to meet its obligations under the put. By covering a put or call option, the Fund's ability to meet current obligations, to honor redemptions or to achieve its investment objectives may be impaired.

     The Fund may also purchase put and call options to provide protection against adverse price effects from anticipated changes in prevailing securities prices. The purchase of a put option protects the value of portfolio holdings in a falling market, while the purchase of a call option protects cash reserves from a failure to participate in a rising market. In purchasing a call option, the Fund would be in a position to realize a gain if, during the option period, the price of the security, index or futures contract increased over the strike price by an amount greater than the premium paid. It would realize a loss if the price of the security, index or futures contract decreased, remained the same or did not increase over the strike price during the option period by more than the amount of the premium paid. If a put or call option purchased by the Fund were permitted to expire without being sold or exercised, its premium would represent a realized loss to the Fund.

     The staff of the Securities and Exchange Commission has taken the position that purchased OTC options and the assets used as "cover" for written OTC options are illiquid securities. However, a Fund may treat the securities it uses as cover for written OTC options as liquid provided it follows a specified procedure. A Fund may sell OTC options only to qualified dealers who agree that the Fund may repurchase any OTC options it writes for a maximum price to be calculated by a predetermined formula. In such cases, the OTC option would be considered illiquid only to the extent that the maximum repurchase price under the formula exceeds the amount that the option is "in-the-money" (i.e., current market value of the underlying security minus the option's strike price). For more information concerning options transactions, see "Other Information--Covered Put Options--Covered Call Options," and "--Puts and Calls" in the SAI.

     FUTURES CONTRACTS. A Fund may buy and sell futures contracts as a hedge to protect the value of the Fund's portfolio against changes in prices of the financial instruments in which it may invest. There are several risks in using futures contracts. One risk is that futures prices could correlate imperfectly with the behavior of cash market prices of the instrument being hedged so that even a correct forecast of general price trends may not result in a successful transaction. Another risk is that the Fund's portfolio manager may be incorrect in its expectation of future prices. There is also a risk that a  secondary  market in the  instruments  that
the Fund holds may not exist or may not be adequately liquid to permit the Fund to close out positions when it desires to do so. When buying or selling futures contracts the Fund will be required to segregate cash and/or liquid securities to meet its obligations under these types of financial instruments. By so doing, the Fund's ability to meet current obligations, to honor redemptions or to  operate  in a manner consistent  with  its  investment  objectives may
be impaired.   See "Other Information--Equity Index Futures Contracts"
and  "--Interest  Rate  Futures Contracts" in the SAI.

     FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS. A Fund's Asset Manager may attempt to hedge the risk that a particular foreign currency may suffer a substantial decline against the U.S. dollar by entering into a forward contract to sell an amount of foreign currency approximating the value of some or all of the Fund's portfolio securities denominated in such foreign currency. It may also enter into such contracts to protect against losses resulting from changes in foreign currency exchange rates between trade and settlement date. Such contracts will have the effect of limiting any gains to the Fund resulting from changes in such rates. Losses may also arise due to changes in the value of the foreign currency or if the counterparty does not perform under the contract. See "Other Information--Forward Foreign Currency Exchange Contracts" in the SAI.



                            MANAGEMENT OF THE FUNDS
                                    TRUSTEES

     Information concerning the Trustees, including their names, positions and principal occupations during the past five years, is contained in the SAI.

                               INVESTMENT MANAGER

     It is the Manager's responsibility to select, subject to review and approval by the Trustees, the Asset Managers who have distinguished themselves by able performance in their respective areas of expertise in asset management and to continuously monitor their performance. The Manager and its corporate predecessors have had over 20 years of experience in evaluating investment advisers for individuals and institutional investors. In addition, the Manager employs the services of a consultant specializing in appraisal and comparison of investment managers to assist in evaluating asset managers. The Manager is also responsible for conducting all operations of the Funds except those operations contracted to the Custodian and to the Transfer Agent.

     The Trust has received an exemptive order from the Securities and Exchange Commission (the "SEC") permitting the Manager, subject to certain conditions, to enter into sub-advisory agreements with Asset Managers approved by the Trustees without obtaining shareholder approval. The order also permits the Manager, subject to the approval of the Trustees but without shareholder approval, to employ new Asset Managers for new or existing Funds, change the terms of particular sub-advisory agreements or continue the employment of existing Asset Managers after events that would cause an automatic termination of a sub-advisory agreement. Although shareholder approval is not required for the termination of sub-advisory agreements, shareholders of a Fund will continue to have the right to terminate such agreements for the Fund at any time by a vote of the majority of the outstanding shares of the Fund. Shareholders will be notified of any Asset Manager changes.

     The following table sets forth the maximum annual management fee rates currently paid by each Fund, the annual asset management fee rates paid by the Manager to each Asset Manager for a particular Fund and the actual management fee paid, each expressed as a percentage of the Fund's average daily net assets.

                                                                TOTAL
                                                              MANAGEMENT
                                   TOTAL         ASSET      FEE PAID DURING
                                MANAGEMENT    MANAGEMENT    THE YEAR ENDED
       NAME OF FUND                 FEE           FEE      DECEMBER 31, 1997
       -----------              ----------    ----------   -----------------
Short Government
     Fund ....................     0.45%        0.20%           0.20%*
Intermediate Mortgage
     Fund ....................     0.45%        0.20%           0.45%
--------------------

[FN]
*Reflects voluntary fee waivers by the Manager which may be modified or terminated at any time at the sole discretion of the Manager.

	                        ASSET MANAGERS

     The  following  sets  forth  certain  information  about  each of the Asset
Managers:



SHORT GOVERNMENT FUND
     Jennison Associates LLC ("Jennison")--The firm was founded in 1969 and is a wholly-owned subsidiary of The Prudential Insurance Company of America. As of December 31, 1997, assets under management totaled $37.8 billion. Its address is One Financial Center, Boston, MA 02111.


     Thomas F. Doyle serves as the portfolio manager of the Short Government Fund. He is a Director and Executive Vice President of Jennison, responsible for fixed-income portfolio management. He has been with Jennison since 1987.

INTERMEDIATE MORTGAGE FUND
     Jennison Associates LLC -- See Short Government Fund for a description.


    Thomas F. Doyle serves as the portfolio manager of the Intermediate Mortgage Fund. He is a Director and Executive Vice President of Jennison, responsible for fixed-income portfolio management. He has been with Jennison since 1987.




      ADMINISTRATION AND SHAREHOLDER SERVICING; DISTRIBUTOR; TRANSFER AGENT

     ADMINISTRATOR. The Managers Funds, L.P. serves as the Trust's administrator (the "Administrator") and has overall responsibility, sub ject to the review of the Trustees, for all aspects of managing the Trust's operations, including administration and shareholder services to the Trust, its shareholders and certain institutions, such as bank trust departments, dealers and registered investment advisers, that advise or act as an intermediary with the Trust's shareholders ("Shareholder Representatives"). The Administrator is paid at a rate not to exceed 0.25% per annum of each of the Fund's average daily net assets. For the Short Government Fund, the administrator is currently waiving its fee of 0.20%.

     Administrative services include (i) preparation of Fund performance information; (ii) responding to telephone and in-person inquiries from shareholders and Shareholder Representatives regarding matters such as account or transaction status, net asset value of Fund shares, Fund performance, Fund services, plans and options, Fund investment policies and portfolio holdings and Fund distributions and the taxation thereof; (iii) preparing, soliciting and gathering shareholder proxies and otherwise communicating with shareholders in connection with shareholder meetings; (iv) maintaining the Trust's registration with Federal and state securities regulators; (v) dealing with complaints and correspondence from shareholders directed to or brought to the attention of the Administrator; (vi) supervising the operations of the Trust's Transfer Agent; and (vii) such other administrative, shareholder and shareholder related services as the parties may from time to time agree in writing.

     DISTRIBUTOR. The Managers Funds, L.P. serves as distributor of the shares of the Trust. Its address is 40 Richards Avenue, Norwalk, CT 06854.

     TRANSFER AGENT. Boston Financial Data Services, Inc. serves as the Trust's Transfer Agent.

                 INCOME DIVIDENDS AND CAPITAL GAIN DISTRIBUTIONS

     Income dividends will normally be paid at the frequency noted in the following table. Except for the Short Government Fund, income dividends will normally be declared on the fourth Business Day prior to the end of the dividend period, payable on the following Business Day, to shareholders of record on the day prior to the declaration date. Distributions of most capital gains will normally be paid annually in December.

         FREQUENCY                                   FUND
         ---------                                   ----

	         Daily*			                            Short Government Fund

      	   Monthly                              Intermediate Mortgage Fund
------------------------

*Dividends declared daily and paid monthly on the third Business Day prior to month end.

     All dividends and distributions declared by a Fund will be reinvested in additional shares of the Fund at net asset value on the "Ex-Dividend" date (unless the shareholder has elected to receive dividends or distributions in cash or invest them in shares of the Money Market Fund). An election may be changed by delivering written notice to the Fund at least ten Business Days prior to the payment date.

                               PORTFOLIO TURNOVER

     In carrying out the investment policies described in this Prospectus, each Fund expects to engage in a substantial number of securities portfolio transactions, and the rate of portfolio turnover will not be a limiting factor when an Asset Manager deems it appropriate to purchase or sell securities for a Fund. High portfolio turnover involves correspondingly greater transaction costs which are borne directly by a Fund. In addition, high portfolio turnover may also result in increased short-term capital gains which, when distributed to shareholders, are treated for federal income tax purposes as ordinary income. See "Portfolio Transactions and Brokerage" and "Tax Information." For the Income Funds' portfolio turnover rates, see "Financial Highlights."

                      PORTFOLIO TRANSACTIONS AND BROKERAGE

     Each Asset Manager is responsible for decisions to buy and sell securities for each Fund or component of a Fund that it manages, as well as for broker-dealer selection in connection with such portfolio transactions. In the case of securities traded on a principal basis, transactions are effected on a "net" basis, rather than a transaction charge basis, with dealers acting as principal for their own accounts without a stated transaction charge. Accordingly, the price of the security may reflect an increase or decrease from the price paid by the dealer together with a spread between the bid and asked prices, which provides the opportunity for a profit or loss to the dealer. Transactions in other securities are effected on a transaction charge basis where the broker acts as agent and receives a commission in connection with the trade. In effecting securities transactions, each Asset Manager is responsible for obtaining best price and execution of orders. The dealer spread or broker's commission charged in connection with a transaction is a component of price and is considered together with all relevant factors. Any of the Funds may effect securities transactions on a transaction charge basis through a broker-dealer that is an affiliate of the Manager or of one of that Fund's Asset Managers in accordance with procedures approved by the Trustees. However, unless an exemptive order is obtained from the Securities and Exchange Commission no Asset Manager for a Fund or its affiliated broker-dealer may act as principal in a portfolio transaction for any of the Funds.

                             PERFORMANCE INFORMATION

     From time to time the Funds may advertise "yield" and or "total return." THESE FIGURES ARE BASED ON HISTORICAL EARNINGS AND ARE NOT INTENDED TO INDICATE FUTURE PERFORMANCE.

                                      YIELD

     The Funds may advertise "yield." Yield refers to income generated by an investment in the Fund during a 30-day (or one month) period. This income is then annualized. That is, the amount of income generated during the period is assumed to be generated during each 30-day (or one month) period over a one-year period and is shown as a percentage of the investment.

                                  TOTAL RETURN

     Each of the Funds may include total return figures in its advertisements. In calculating total return, the net asset value per share at the beginning of the period is subtracted from the net asset value per share at the end of the period (after assuming and adjusting for the reinvestment of any income dividends and capital gains distributions), and the result is divided by the net asset value per share at the beginning of the period to ascertain the total return percentage.

     A Fund also may include comparative performance information in advertising or marketing the Fund's shares. Such performance information may include data from industry publications, business periodicals, rating services and market indices. For more detailed information on performance calculations and comparisons, see "Performance Information" in the SAI.

     The Trust's annual report contains additional performance information and is available upon request without charge.

                               THE MANAGERS FUNDS

                      WHERE LEADING MONEY MANAGERS CONVERGE
Fund Distributor
The Managers Funds, L.P.
40 Richards Avenue
Norwalk, Connecticut 06854-2325
(203)857-5321 or (800)835-3879

Custodian
State Street Bank and Trust
   Company
1776 Heritage Drive
North Quincy, Massachusetts 02171

Legal Counsel
Shereff, Friedman, Hoffman &
   Goodman, LLP
919 Third Avenue
New York, New York 10022

Transfer Agent
Boston Financial Data
   Services, Inc.
attn: The Managers Funds
P.O. Box 8517
Boston, Massachusetts 02266-8517
(800)252-0682

The Managers Funds

EQUITY FUNDS:
INCOME EQUITY FUND
   Scudder Kemper Investments, Inc.
   Chartwell Investment Partners, L.P.


CAPITAL APPRECIATION FUND
   Essex Investment Management
   Company, LLC
   Husic Capital Management


SPECIAL EQUITY FUND
   Liberty Investment Management
   Pilgrim Baxter & Associates, Ltd.
   Westport Asset Management, Inc.
   Kern Capital Management LLC


INTERNATIONAL EQUITY FUND
   Scudder Kemper Investments, Inc.
   Lazard Asset Management

EMERGING MARKETS
 EQUITY FUND
   Montgomery Asset Management, LLC
   State Street Global Advisors, United
	Kingdom, Limited


INCOME FUNDS:
MONEY MARKET FUND
   J.P. Morgan

SHORT GOVERNMENT FUND
   Jennison Associates LLC

SHORT AND INTERMEDIATE
 BOND FUND
   Standish, Ayer & Wood, Inc.

INTERMEDIATE MORTGAGE
 FUND
   Jennison Associates LLC


BOND FUND
   Loomis, Sayles & Company, L.P.

GLOBAL BOND FUND
   Rogge Global Partners




MONEY MARKET FUND
------------------------
PROSPECTUS
dated May 1, 1998
------------------------
WHERE LEADING MONEY MANAGERS CONVERGE

                               The Managers Funds

                                TABLE OF CONTENTS
                                                                      PAGE
                                            						                    -----
Illustrative Expense Information ......................................  2
Summary ...............................................................  3
Financial Highlights ..................................................  4
Special Information Concerning Investment Structure ...................  8
Investment Objective and Policies .....................................  9
Additional Investment Information and Risk Factors .................... 11
Investment Restrictions ............................................... 15
Management of the Fund and the Portfolio .............................. 16
Purchase and Redemption of Fund Shares ... ............................ 18
Net Asset Value........................................................ 25
Performance Information ............................................... 25
Description of Shares, Voting Rights and Liabilities .................. 26
Tax Information ....................................................... 27
Shareholder Reports ................................................... 28
Additional Information................................................. 28


                            THE MANAGERS FUNDS
                                 PROSPECTUS
                            DATED MAY 1, 1998

                            MONEY MARKET FUND


     MANAGERS MONEY MARKET FUND -- (the "Money Market Fund" or the "Fund") seeks to maximize current income while maintaining a high level of liquidity. It is designed for investors who seek to preserve capital and earn current income from a portfolio of high quality money market instruments.

     UNLIKE OTHER MUTUAL FUNDS WHICH DIRECTLY ACQUIRE AND MANAGE THEIR OWN PORTFOLIO OF SECURITIES, THE FUND SEEKS TO ACHIEVE ITS INVESTMENT OBJECTIVE BY INVESTING ALL OF ITS INVESTABLE ASSETS IN THE PRIME MONEY MARKET PORTFOLIO (THE "PORTFOLIO"), A DIVERSIFIED OPEN-END MANAGEMENT INVESTMENT COMPANY HAVING THE SAME INVESTMENT OBJECTIVE AS THE FUND. THE FUND INVESTS IN THE PORTFOLIO THROUGH A TWO-TIER MASTER-FEEDER INVESTMENT FUND STRUCTURE. SEE "SPECIAL INFORMATION CONCERNING INVESTMENT STRUCTURE" ON PAGE 8.

     This Prospectus sets forth concisely the information concerning the Fund that a prospective investor ought to know before investing. It should be retained for future reference. The Trust has filed with the Securities and Exchange Commission a Statement of Additional Information ("SAI"), dated May 1, 1998, which contains more detailed information about the Trust and the Fund and is incorporated into this Prospectus by reference. A copy of the SAI may be obtained without charge by contacting the Trust at 40 Richards Avenue, Norwalk, Connecticut 06854, (800) 835-3879 or (203) 857-5321. The
Securities and Exchange Commission maintains a website (http://www.sec.gov) that contains the SAI, material incorporated by reference and other information regarding the Trust.

     INVESTMENTS IN THE FUND ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, THE U.S. GOVERNMENT, MORGAN GUARANTY TRUST COMPANY OF NEW YORK ("MORGAN") OR ANY OTHER BANK. SHARES OF THE FUND ARE NOT FEDERALLY INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD, OR ANY OTHER GOVERNMENTAL AGENCY. AN INVESTMENT IN THE FUND IS SUBJECT TO RISK THAT MAY CAUSE THE VALUE OF THE INVESTMENT TO FLUCTUATE, AND WHEN THE INVESTMENT IS REDEEMED, THE VALUE MAY BE HIGHER OR LOWER THAN THE AMOUNT ORIGINALLY INVESTED BY THE INVESTOR. ALTHOUGH THE FUND SEEKS TO MAINTAIN A STABLE NET ASSET VALUE OF $1.00 PER SHARE, THERE CAN BE NO ASSURANCE THAT IT WILL BE ABLE TO CONTINUE TO DO SO.

     THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION NOR HAS THE COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

                        ILLUSTRATIVE EXPENSE INFORMATION

     The following tables provide the investor with information concerning the aggregate annual operating expenses of the Money Market Fund and the Portfolio.

     The Trustees of the Trust believe that at current asset levels the aggregate per share expenses of the Fund and the Portfolio will be approximately equal to and may be less than the expenses that the Fund would incur if it retained the services of an investment adviser and invested its assets directly in portfolio securities.

	SHAREHOLDER TRANSACTION EXPENSES
	Maximum Sales Load Imposed on Purchases ............................  None
	Maximum Sales Load Imposed on Reinvested Dividends .................  None
	Deferred Sales Load ................................................  None
	Redemption Fees ....................................................  None
	Exchange Fees ......................................................  None

     ANNUAL OPERATING EXPENSES* (AFTER FEE WAIVER):

     The expenses set forth below reflect a partial fee waiver by the Fund Administrator of 0.20% of its fee of 0.25%. See "Expenses" in the SAI.

	Management Fees ....................................................  0.12%
	Rule 12b-1 Fees ....................................................  None
	Other Expenses  ....................................................  0.43%
												    -----
	Total Fund Operating Expenses ......................................  0.55%


--------------

* OTHER EXPENSES AND TOTAL OPERATING EXPENSES ARE EXPRESSED AS A PERCENTAGE OF AVERAGE NET ASSETS OF THE FUND FOR ITS FISCAL YEAR ENDED NOVEMBER 30, 1997, AND HAVE BEEN RESTATED TO REFLECT A PARTIAL FEE WAIVER, THE ABSENCE OF ANY EXPENSE REIMBURSEMENT AND A NEW TRANSFER AGENCY AGREEMENT IN EFFECT ON THE DATE OF THIS PROSPECTUS. THESE NUMBERS DO NOT REFLECT CURRENT ASSETS OR EXPENSES OF THE FUND AND ARE THEREFORE NOT NECESSARILY INDICATIVE OF WHAT A SHAREHOLDER MAY PAY. IN THE ABSENCE OF THE FEE WAIVER, OTHER EXPENSES AND TOTAL OPERATING EXPENSES WOULD HAVE BEEN 0.63% AND 0.75%, RESPECTIVELY.

     THE FEE  WAIVER  MAY BE  MODIFIED  OR  TERMINATED  AT ANY  TIME AT THE SOLE
DISCRETION  OF  THE  FUND  ADMINISTRATOR.   FOR  INFORMATION  REGARDING  CURRENT
OPERATING EXPENSES OF THE FUND, CALL (800)835-3879.

EXAMPLES

     An investor would pay the following expenses on a $1,000 investment in the Fund over various time periods assuming (1) a 5% annual rate of return, (2) redemption at the end of each time period, and (3) continuation of any currently applicable waivers of management fees. As noted above, the Fund does not charge any redemption fees or deferred sales loads of any kind.

     THE EXAMPLE SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES. ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN.

                   FUND                      1 YEAR  3 YEARS  5 YEARS 10 YEARS
                   ----                      ------  -------  ------- --------
Money Market Fund.........................     $6      $18      $31      $69

     The above expense table is designed to assist investors in understanding the various direct and indirect costs and expenses that investors in the Fund bear. The fees and expenses included in Other Expenses include the fees paid to the Fund Administrator under the Administration and Shareholder Services Agreement, the fees paid to Morgan under the Portfolio's Administrative Services Agreement, the fees paid to Funds Distributor Inc. ("FDI") under the Portfolio's Co-Administration Agreement, the fees paid to Pierpont Group, Inc. under the Portfolio Fund Services Agreement, the fees paid to State Street Bank and Trust Company as custodian and transfer agent, and other usual and customary expenses of the Fund and the Portfolio. For a more detailed description of contractual fee arrangements and of the fees and expenses included in Other Expenses, see "Management of the Fund and the Portfolio" and "Administration and Shareholder Servicing; Distributor; Transfer Agent."

                                     SUMMARY
                 GENERAL DESCRIPTION OF THE TRUST AND THE FUNDS


     The Managers Funds (the "Trust") is a no-load, open-end, management investment company organized as a Massachusetts business trust.


  This Prospectus relates only to the Money Market Fund. For more complete information about any of the other Funds in the Trust call (800) 835-3879 or
(203) 857-5321.  Read the prospectus carefully before you invest.


     Each of the Funds has distinct investment objectives and strategies. There is, of course, no assurance that a Fund will achieve its investment objectives.

                       PURCHASE AND REDEMPTION OF SHARES

     The minimum initial investment in the Fund is $2,000 ($500 for IRAs). For information on eligible investors and how to purchase and redeem shares of the Fund, see "Purchase and Redemption of Fund Shares."

                              FINANCIAL HIGHLIGHTS

     The following table presents financial highlights for the Money Market Fund, for the last ten fiscal periods, through November 30, 1997. The information has been derived from the financial statements of the Trust which have been audied by independent public accountants Coopers & Lybrand L.L.P., for the years ended December 31, 1993 and December 31, 1994, the period January 1, 1995 to November 30, 1995, and the fiscal years ended November
30, 1996 and November 30, 1997, and by other accountants prior to 1993, and should be read in conjunction with such financial statements. See "Financial Statements" in the SAI.

                                    	4
[This page intentionally left blank]

FINANCIAL HIGHLIGHTS
(For a share of beneficial interest outstanding throughout each period)
--------------------------------------------------------------------------------
MANAGERS MONEY MARKET FUND
--------------------------------------------------------------------------------



                                   YEAR        ELEVEN MONTHS
                                   ENDED           ENDED         YEAR ENDED
                                NOVEMBER 30,    NOVEMBER 30,    DECEMBER 31,               YEAR ENDED DECEMBER 31,
                                                                ---------------  ---------------------------------------------------
                            1997         1996        1995       1994       1993      1992        1991        1990        1989
------------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE,
       BEGINNING OF PERIOD    $1.000    $1.000      $1.000     $1.000     $1.000    $1.000       $1.000      $1.000     $1.000
                              ------    ------      ------     ------     ------    ------       ------      ------     ------
INCOME FROM INVESTMENT
       OPERATIONS:
   Net investment income(d)    0.052   0.054       0.044      0.035      0.022     0.030        0.054       0.081      0.090
   Net realized and unrealized
     gain on investments          --        --          --         --         --        --        0.003          --         --
                              ------    ------      ------     ------     ------    ------       ------      ------     ------
      Total from investment
         operations            0.052     0.054       0.044      0.035      0.022     0.030        0.057       0.081      0.090
                              ------    ------      ------     ------     ------    ------       ------      ------     ------
LESS DISTRIBUTIONS TO
   SHAREHOLDERS FROM:
   Net investment income      (0.052)   (0.054)     (0.044)    (0.035)    (0.022)   (0.030)      (0.054)     (0.081)    (0.090)
   Net realized gain on
     investments                  --        --          --         --         --        --       (0.003)         --         --
                              ------    ------      ------     ------     ------    ------       ------      ------     ------
      Total distributions to
         shareholders         (0.052)   (0.054)     (0.044)    (0.035)    (0.022)   (0.030)      (0.057)     (0.081)    (0.090)
                              ------    ------      ------     ------     ------    ------       ------      ------     ------
NET ASSET VALUE, END
   OF PERIOD                  $1.000    $1.000      $1.000     $1.000     $1.000    $1.000       $1.000      $1.000     $1.000
                              ======    ======      ======     ======     ======    ======       ======      ======     ======
-----------------------------------------------------------------------------------------------------------------------------------
Total Return(c)                 5.35%  5.53%       4.51%(b)   3.61%      2.48%     3.12%        5.35%       7.66%      8.73%
------------------------------------------------------------------------------------------------------------------------------------
Ratio of net expenses to
   average net assets(d)        0.40%  0.12%       1.13%(b)   0.73%      0.74%     0.67%        0.57%       0.27%      0.16%
Ratio of net investment income
   to average net assets(d)     5.22%(b)  5.35%       4.85%(b)   3.84%      2.48%     3.05%        5.69%       8.09%      9.12%
Net assets at end of period
   (000's omitted)           $36,544   $36,091     $11,072    $17,269     $7,368    $9,320       $4,868     $14,944    $83,743
------------------------------------------------------------------------------------------------------------------------------------
Expense Waiver(a)
-----------------
Ratio of total expenses to
   average net assets           0.74%  0.75%       1.18%(b)   1.03%      0.99%     0.98%        1.06%       0.32%      N/A
Ratio of net investment income
   to average net assets        4.88%  4.71%       4.80%(b)   3.54%      2.23%     2.74%        5.21%       8.04%      N/A
====================================================================================================================================



    YEAR ENDED DECEMBER 31,
 ------------------------------------
                               1988
----------------------------------------
NET ASSET VALUE,
       BEGINNING OF PERIOD    $1.000
                              ------
INCOME FROM INVESTMENT
       OPERATIONS:
   Net investment income(d)    0.075
   Net realized and unrealized
     gain on investments       0.010
                              ------
      Total from investment
         operations            0.085
                              ------
LESS DISTRIBUTIONS TO
   SHAREHOLDERS FROM:
   Net investment income      (0.075)
   Net realized gain on
     investments              (0.010)
                              ------
      Total distributions to
         shareholders         (0.085)
                              ------
NET ASSET VALUE, END
   OF PERIOD                  $1.000
                              ======
----------------------------------------
Total Return(c)                 7.25%
----------------------------------------
Ratio of net expenses to
   average net assets(d)        0.16%
Ratio of net investment income
   to average net assets(d)     7.35%
Net assets at end of period
   (000's omitted)           $86,567
----------------------------------------
Expense Waiver(a)
-----------------
Ratio of total expenses to
   average net assets           N/A
Ratio of net investment income
   to average net assets        N/A
=========================================

[FN]
(a) Ratio information assuming no waiver of investment advisory and management fees and/or administrative fees in effect for the periods presented, if applicable.
(b) Annualized.
(c) The total returns would have been lower had certain expenses not been reduced during the periods shown.
(d) Does not reflect investment advisory and management fees paid directly to the Manager for periods prior to May 1990.


                                      6 & 7

                         SPECIAL INFORMATION CONCERNING
                              INVESTMENT STRUCTURE

     Unlike other mutual funds which directly acquire and manage their own portfolio of securities, the Fund is an open-end management investment company which seeks to achieve its investment objective by investing all of its investable assets in the Portfolio, a separate registered investment company with the same investment objective as the Fund. The investment objective of the Fund or Portfolio may be changed only with the approval of the respective holders of the outstanding voting securities of the Fund and the Portfolio, as the case may be. Shareholders of the Fund shall receive 30 days prior written notice before any such change. Shareholders of the Fund have approved changes in fundamental investment restrictions and investment policy, permitting the Fund to invest in the Portfolio.

     In addition to selling a beneficial interest to the Fund, the Portfolio may sell beneficial interests to other mutual funds or institutional investors. These other mutual funds and institutions will invest in the Portfolio on the same terms and conditions and will bear a proportionate share of the Portfolio's expenses. Other mutual funds investing in the Portfolio may have different sales charges and other expenses, which may affect performance. Information concerning other holders of interests in the Portfolio is available from the Fund Administrator at (800) 835-3879.

     The Trust may withdraw the investment of the Fund from the Portfolio at any time if the Board of Trustees of the Trust determines that it is in the best interests of the Fund to do so. Upon any such withdrawal, the Board of Trustees would consider what action might be taken, including the investment of all the assets of the Fund in another pooled investment entity having the same investment objective and restrictions as the Fund or the retaining of an investment adviser to manage the Fund's assets in accordance with the investment policies described below with respect to the Portfolio.

     Certain changes in the Portfolio's investment objective, policies or restrictions, or a failure by the Fund's shareholders to approve a change in the Portfolio's investment objective or restrictions, may require withdrawal of the Fund's interest in the Portfolio. Any such withdrawal could result in a distribution in kind of portfolio securities (as opposed to a cash distribution) from the Portfolio, which may or may not be readily marketable. The distribution in kind may result in the Fund having a less diversified portfo-lio of investments or adversely affect the Fund's liquidity, and the Fund could incur brokerage, tax or other charges in converting the securities to cash. Notwithstanding the above, there are other means for meeting shareholder redemption requests, such as borrowing.

     Smaller funds investing in the Portfolio may be materially affected by the actions of larger funds investing in the Portfolio. For example if a large fund withdraws from the Portfolio, the remaining funds may subsequently experience higher pro rata operating expenses, thereby producing lower returns. Additionally, because the Portfolio would become smaller, it may become less diversified, resulting in potentially increased portfolio risk (however, these possibilities also exist for traditionally structured funds which have large or institutional investors who withdraw from a fund). Also, funds with a greater pro rata ownership in the Portfolio could have effective voting control of the operations of the Portfolio. Except as permitted by the Securities and Exchange Commission, whenever the Fund is requested to vote on matters pertaining to the Portfolio, the Trust will hold a meeting of shareholders of the Fund and will cast all of its votes proportionately as instructed by the Fund's shareholders. The Trust will vote the shares held by Fund shareholders who do not give voting instructions in the same proportion as the shares of Fund shareholders who do give voting instructions. Shareholders of the Fund who do not vote will have no impact on the outcome of such matters.

     For more information about the Portfolio's investment objective, policies and restrictions, see "Investment Objective and Policies," "Additional Investment Information and Risk Factors," and "Investment Restrictions." For more information about the Portfolio's management and expenses, see "Management of the Fund and the Portfolio."

                        INVESTMENT OBJECTIVE AND POLICIES

     The investment objective of each of the Fund and the Portfolio is described below, together with the policies each employs in its efforts to achieve this objective. Additional information about the investment policies of the Fund and the Portfolio appears in the SAI under "Investment Objective and Policies." There can be no assurance that the objective of the Fund or the Portfolio will be achieved.

     The Fund's investment objective is to maximize current income while maintining a high level of liquidity. The Fund is designed for investors who seek to preserve capital and earn current income from a portfolio of high quality money market instruments. The Fund attempts to achieve its objective by investing all of its investable assets in The Prime Money Market Portfolio, a diversified open-end management investment company having the same investment objective as the Fund.

     The Portfolio seeks to achieve its investment objective by maintaining a dollar-weighted average portfolio maturity of not more than 90 days and by investing in high quality U.S. dollar-denominated securities which have effective maturities of not more than thirteen months. The market value of obligations in which the Portfolio invests is not guaranteed and may rise and fall in response to changes in interest rates. The Portfolio's ability to achieve maximum current income is affected by its high quality standards (discussed below).

     UNITED STATES GOVERNMENT OBLIGATIONS. The Portfolio may invest in obligations issued or guaranteed by the U.S. Government and backed by the full faith and credit of the United States. These securities include Treasury securities, obligations of the Government National Mortgage Association, the Farmers Home Administration and the Export Import Bank. The Portfolio may also invest in obligations issued or guaranteed by U.S. Government agencies or instrumentalities where the Portfolio must look principally to the issuing or guaranteeing agency for ultimate repayment; some examples of agencies or instrumentalities issuing these obligations are the Federal Farm Credit System, the Federal Home Loan Banks and the Federal National Mortgage Association.

     BANK   OBLIGATIONS.   The   Portfolio  may  invest  in  high  quality  U.S.
dollar-denominated negotiable certificates of deposit, time deposits and bankers' acceptances of (i) banks, savings and loan associations and savings banks which have more than $2 billion in total assets and are organized under U.S. federal or state law, (ii) foreign branches of these banks or of foreign banks of equivalent size (Euros) and (iii) U.S. branches of foreign banks of equivalent size (Yankees). The Portfolio may also invest in obligations of international banking institutions designated or supported by national governments to promote economic reconstruction, development or trade between nations (e.g., the European Investment Bank, the Inter-American Development Bank, or the World Bank). These obligations may be supported by appropriated but unpaid commitments of their member countries, and there is no assurance these commitments will be undertaken or met in the future.

     COMMERCIAL PAPER; BONDS. The Portfolio may invest in high quality commercial paper and corporate bonds issued by U.S. corporations. The Portfolio may also invest in bonds and commercial paper of foreign issuers if the obligation is U.S. dollar-denominated and is not subject to foreign withholding tax.

     ASSET-BACKED SECURITIES. The Portfolio may also invest in securities generally referred to as asset-backed securities, which directly or indirectly represent a participation interest in, or are secured by and payable from, a stream of payments generated by particular assets, such as motor vehicle or credit card receivables or other asset-backed securities collateralized by such assets. Asset-backed securities provide periodic payments that generally consist of both interest and principal payments. Consequently, the life of an asset-backed security varies with the prepayment experience of the underlying debt obligations.

     QUALITY INFORMATION. The Portfolio will limit its investments to those securities which, in accordance with guidelines adopted by the Portfolio's Trustees, present minimal credit risk. In addition, the Portfolio will not purchase any security (other than a U.S. Government security) unless (i) it is rated with the highest rating assigned to short-term debt by at least two nationally recognized statistical rating organizations such as Moody's Investors Services, Inc. ("Moody's") or Standard & Poor's Ratings Group ("Standard & Poor's"), (ii) it is rated by only one agency with the highest such rating, or
(iii) it is not rated and is determined to be of comparable quality. Determinations of comparable quality shall be made in accordance with procedures established by the Portfolio's Trustees. For a more detailed discussion of applicable quality requirements, see "Investment Objective and Policies" in the SAI. These standards must be satisfied at the time an investment is made. If the quality of the investment later declines below the quality required for purchase, the Portfolio shall dispose of the investment, subject in certain circumstances to a finding by the Portfolio's Trustees that disposing of the investment would not be in the Portfolio's best interest.

     The Portfolio may also invest in securities on a when-issued or delayed delivery basis and in certain privately placed securities. The Portfolio may also enter into repurchase and reverse repurchase agreements and lend its portfolio securities. For a discussion of these investments and for more information on foreign investments, see "Additional Investment Information and Risk Factors."

               ADDITIONAL INVESTMENT INFORMATION AND RISK FACTORS

     WHEN-ISSUED AND DELAYED DELIVERY SECURITIES. The Portfolio may purchase securities on a when-issued or delayed delivery basis. Delivery of and payment for these securities may take as long as a month or more after the date of the purchase commitment. The value of these securities is subject to market fluctuation during this period and, for fixed income securities, no interest accrues to the Portfolio until settlement. At the time of settlement, a when-issued security may be valued at less than its purchase price. The Portfolio maintains with the custodian a separate account with a segregated portfolio of securities in an amount at least equal to these commitments. When entering into a when-issued or delayed delivery transaction, the Portfolio will rely on the other party to consummate the transaction; if the other party fails to do so, the Portfolio may be disadvantaged. It is currently the policy of the Portfolio not to enter into when-issued commitments exceeding in the aggregate 15% of the market value of the Portfolio's total assets less liabilities other than the obligations created by these commitments.

     REPURCHASE AGREEMENTS. The Portfolio may engage in repurchase agreement transactions with brokers, dealers or banks that meet the credit guidelines established by the Portfolio's Trustees. In a repurchase agreement, the Portfolio buys a security from a seller that has agreed to repurchase it at a mutually agreed upon date and price, reflecting the interest rate effective for the term of the agreement. The term of the agreement usually ranges from overnight to one week. A repurchase agreement may be viewed as a fully collateralized loan of money by the Portfolio to the seller. The Portfolio always receives as collateral securities with a market value at least equal to the purchase price plus accrued interest, and this value is maintained during the term of the agreement. If the seller defaults and the collateral value declines, the Portfolio might incur a loss. If bankruptcy proceedings are commenced with respect to the seller, the Portfolio's realization upon the disposition of collateral may be delayed or limited. Investments in certain repurchase agreements and certain other investments which may be considered illiquid are limited. See "Illiquid Investments; Privately Placed and other Unregistered Securities" below.

     LOANS  OF   PORTFOLIO   SECURITIES.   Subject  to   applicable   investment
restrictions, the Portfolio is permitted to lend its securities in an amount up to 33 1/3% of the value of the Portfolio's net assets. The Portfolio may lend its securities if such loans are secured continuously by cash or equivalent collateral or by a letter of credit in favor of the Portfolio at least equal at all times to 100% of the market value of the securities loaned, plus accrued interest. While such securities are on loan, the borrower will pay the Portfolio any income accruing thereon. Loans will be subject to termination by the Portfolio in the normal settlement time, generally three Business Days after notice, or by the borrower on one day's notice. Borrowed securities must be returned when the loan is terminated. Any gain or loss in the market price of the borrowed securities which occurs during the term of the loan inures to the Portfolio and its respective investors. The Portfolio may pay reasonable finders' and custodial fees in connection with a loan. In addition, the Portfolio will consider all facts and circumstances, including the credit-worthiness of the borrowing financial institution, and the Portfolio will not make any loans in excess of one year.

     Loans of portfolio securities may be considered extensions of credit by the Portfolio. The risks to the Portfolio with respect to borrowers of its portfolio securities are similar to the risks to the Portfolio with respect to sellers in repurchase agreement transactions. See "Repurchase Agreements" above. The Portfolio will not lend its securities to any officer, Trustee, Director, employee or other affiliate of the Fund or Portfolio, Morgan, the Portfolio Co-Administrator or the Distributor (each as defined below under "Management of the Fund and the Portfolio"), unless otherwise permitted by applicable law.

     REVERSE REPURCHASE AGREEMENTS. The Portfolio is permitted to enter into reverse repurchase agreements. In a reverse repurchase agreement, the Portfolio sells a security and agrees to repurchase it at a mutually agreed upon date and price, reflecting the interest rate effective for the term of the agreement. For purposes of the Investment Company Act of 1940, as amended (the "1940 Act"), it is considered a form of borrowing by the Portfolio and, therefore, is a form of leverage. Leverage may cause any gains or losses of the Portfolio to be magnified. See "Investment Restrictions" for investment limitations applicable to reverse repurchase agreements and other borrowings. For more information, see "Investment Objective and Policies" in the SAI. See "Investment Restrictions" for investment limitations applicable to reverse repurchase agreements and other borrowings.

     FOREIGN INVESTMENT INFORMATION. The Portfolio may invest in certain U.S. dollar-denominated foreign securities. Investment in securities of foreign issuers and in obligations of foreign branches of domestic banks involves somewhat different investment risks from those affecting securities of U.S. domestic issuers. There may be limited publicly available information with respect to foreign issuers, and foreign issuers are not generally subject to uniform accounting, auditing and financial standards and requirements comparable to those applicable to domestic companies. The Portfolio may only invest in foreign securities that are not subject to foreign withholding tax.

     Investors should realize that the value of the Portfolio's investments in foreign securities may be adversely affected by changes in political or social
conditions,   diplomatic  relations,   confiscatory   taxation,   expropriation,
nationalization,  limitation on the removal of funds or assets, or imposition of (or change in) exchange control or tax regulations in those foreign countries. In addition, changes in government administrations or economic or
monetary policies in the United States or abroad could result in appreciation or depreciation of portfolio  securities and  could  favorably  or  unfavorably
affect  the   Portfolio's   operations.  Furthermore,  the  economies of
individual  foreign  nations may differ from the U.S. economy, whether favorably
or unfavorably, in areas such as growth of gross national   product,   rate  of
inflation,   capital   reinvestment,   resource self-sufficiency and balance of
payments position; it may also be more difficult to obtain and enforce a judgment against a foreign issuer. Any foreign investments made by the Portfolio must be made in compliance with U.S. and foreign currency restrictions and tax laws restricting the amounts and types of foreign investments.

     SYNTHETIC INSTRUMENTS. The Portfolio may invest in certain synthetic instruments. Such instruments generally involve the deposit of asset-backed securities in a trust arrangement and the issuance of certificates evidencing interests in the trust. The certificates are generally sold in private placements in reliance on Rule 144A. The Advisor will review the structure of synthetic instruments to identify credit and liquidity risks and will monitor those risks. See "Illiquid Investments; Privately Placed and Other Unregistered Securities."

     ILLIQUID INVESTMENTS; PRIVATELY PLACED AND OTHER UNREGISTERED SECURITIES. The Portfolio may not acquire any illiquid securities if, as a result thereof, more than 10% of the Portfolio's net assets would be in illiquid investments. Subject to this fundamental policy limitation, the Portfolio may acquire investments that are illiquid or have limited liquidity, such as private placements or investments that are not registered under the Securities Act of 1933 (the "1933 Act") and cannot be offered for public sale in the United States without first being registered under the 1933 Act. An illiquid investment is any investment that cannot be disposed of within seven days in the normal course of business at approximately the amount at which it is valued by the Portfolio. The price the Portfolio pays for illiquid securities or receives upon resale may be lower than the price paid or received for similar securities with a more liquid market. Accordingly the valuation of these securities will reflect any limitations on their liquidity.

     The Portfolio may also purchase Rule 144A securities sold to institutional investors without registration under the 1933 Act. These securities may be determined to be liquid in accordance with guidelines established by the Advisor and approved by the Trustees of the Portfolio. The Trustees of the Portfolio will monitor the Advisor's implementation of these guidelines on a periodic basis.

                             INVESTMENT RESTRICTIONS

     The investment objective of the Fund and the Portfolio, together with the investment restrictions described below and in the SAI, except as noted, are deemed fundamental policies, i.e., they may be changed only by a "vote of the holders of a majority of the outstanding voting securities" (as defined in the 1940 Act) of the Fund and the Portfolio, respectively. The Fund has the same investment restrictions as the Portfolio, except that the Fund may invest all of its investable assets in another open-end investment company with the same investment objective and restrictions (such as the Portfolio). References below to the Fund's investment restrictions also include the Portfolio's investment restrictions.

     As a diversified investment company, 75% of the assets of the Fund are subject to the following fundamental limitations: (a) the Fund may not invest more than 5% of its total assets in the securities of any one issuer, except U.S. Government securities, and (b) the Fund may not own more than 10% of the outstanding voting securities of any one issuer. The Fund is subject to additional non-fundamental requirements governing non-tax exempt money market funds. These non-fundamental requirements generally prohibit the Fund from investing more than 5% of its total assets in the securities of any single issuer, except obligations of the U.S. Government and its agencies and instrumentalities.

     The Fund may not (i) acquire any illiquid securities if as a result more than 10% of the market value of its net assets would be in investments which are illiquid, (ii) enter into reverse repurchase agreements exceeding, together with any permitted borrowings, one-third of the market value of its total assets, less certain liabilities, (iii) borrow money, except from banks for extraordinary or emergency purposes and then only in amounts up to 10% of the value of the Fund's total assets, taken at cost at the time of borrowing, or purchase securities while borrowings exceed 5% of its total assets; or mortgage, pledge or hypothecate any assets except in connection with any such borrowings in amounts up to 10% of the value of the Fund's net assets at the time of borrowing; or (iv) invest more than 25% of its assets in any one industry, except there is no percentage limitation with respect to investments in U.S. Government securities, negotiable certificates of deposit, time deposits, and bankers' acceptances of U.S. branches of U.S. banks.

     For a more detailed discussion of the above investment restrictions, as well as a description of certain other investment restrictions, see "Investment Restrictions" in the SAI.

                    MANAGEMENT OF THE FUND AND THE PORTFOLIO

     TRUSTEES.   Information  concerning  the  Trustees  of  the  Fund  and  the
Portfolio, including their names, positions, and principal occupations during the past five years, is contained in the SAI.

          The Portfolio has entered into a Portfolio Fund Services Agreement with Pierpont Group, Inc. to assist the Trustees of the Portfolio in exercising their overall supervisory responsibilities for the Portfolio's affairs. The fees to be paid under the agreement approximate the reasonable cost of Pierpont Group, Inc. in providing these services to the Portfolio and certain other registered investment companies subject to similar agreements with Pierpont Group, Inc. Pierpont Group, Inc. was organized in 1989 at the request of the Trustees of The Pierpont Family of Funds for the purpose of providing these services at cost to these funds. See "Trustees and Officers" in the SAI. The principal offices of Pierpont Group, Inc. are located at 461 Fifth Avenue, New York, New York 10017. See "Administration; Custodian and Transfer Agent; and Distributor."

     ADVISOR. The Fund has not retained the services of an investment advisor because the Fund seeks to achieve its investment objective by investing all of its investable assets in the Portfolio. The Portfolio has retained the services of Morgan as Investment Advisor. Morgan, with principal offices at 60 Wall Street, New York, New York 10260, is a New York trust company which conducts a general banking and trust business. Morgan is a wholly-owned subsidiary of J.P. Morgan & Co., Incorporated ("J.P. Morgan"), a bank holding company organized under the laws of Delaware. Through offices in New York City and abroad, J.P. Morgan, through Morgan and other subsidiaries, offers a wide range of services to governmental, institutional, corporate and individual customers and acts as investment advisor to individual and institutional clients with combined assets under management of more than $250 billion. Morgan provides investment advice and portfolio management services to the Portfolio. Subject to the supervision of the Portfolio's Trustees, Morgan makes the Portfolio's day-to-day investment decisions, arranges for the execution of portfolio transactions and generally manages the Portfolio's investments. See "Investment Advisor and Administrative Services Agent" in the SAI.


     Morgan uses a sophisticated, disciplined, collaborative process for managing all asset classes. The following persons are primarily responsible for the day-to-day management and implementation of Morgan's process for the Portfolio (the inception date of each person's responsibility for the Portfolio and his business experience for the past five years is indicated parenthetically): Robert R. Johnson, Vice President (since June, 1988,
                                       16
employed by Morgan since prior to 1993) and Daniel B. Mulvey, Vice President (since January, 1995, employed by Morgan since prior to 1993).

     As compensation for the services rendered and related expenses borne by Morgan under the Investment Advisory Agreement with the Portfolio, the Portfolio has agreed to pay Morgan a fee, which is computed daily and may be paid monthly, at the annual rate of 0.20% of the Portfolio's average daily net assets up to $1 billion, and 0.10% of average daily net assets in excess of $1 billion.

     Under a separate agreement, Morgan also provides administrative and related services to the Portfolio. See " Investment Advisor and Administrative Services Agent" in the SAI.

ADMINISTRATION; CUSTODIAN AND TRANSFER AGENT; AND DISTRIBUTOR

     PORTFOLIO CO-ADMINISTRATOR. Pursuant to a Co-Administration Agreement with the Portfolio, FDI serves as the Co-Administrator for the Portfolio. FDI (i) provides office space, equipment and clerical personnel for maintaining the organization and books and records of the Portfolio; (ii) provides officers for the Portfolio; (iii) files Portfolio regulatory documents and mails Portfolio communications to Trustees and investors; and (iv) maintains related books and records. For its services under the Co-Administration Agreement, the Portfolio has agreed to pay FDI fees equal to its allocable share of an annual complex-wide charge of $425,000 plus FDI's out-of-pocket expenses. The amount allocable to the Portfolio is based on the ratio of its net assets to the aggregate net assets of the Portfolio and certain other registered investment companies subject to similar agreements with FDI.

     FUND ADMINISTRATOR. The Managers Funds, L.P. serves as the Fund's administrator and shareholder servicing agent (the "Fund Administrator") and has overall responsibility, subject to the review of the Trustees of the Trust, for all aspects of managing the Fund's operations, including administration and shareholder services to the Fund, its shareholders and certain institutions, such as bank trust departments, dealers and registered investment advisers, that advise or act as an intermediary with the Fund's shareholders ("Shareholder Representatives"). At the date of this Prospectus, the Fund has agreed to pay a fee to the Fund Administrator at the rate of 0.25% per annum of the Fund's average daily net assets. As of the date of this prospectus, the Fund Administrator is voluntarily waiving all of its fee.

     Administrative services include (i) preparation of Fund performance information; (ii) responding to telephone and in-person inquiries from share-holders and shareholder representatives regarding matters such as account or transaction status, net asset value of Fund shares, Fund performance, Fund services, plans and options, Fund investment policies and Fund distributions and the taxation thereof; (iii) preparing, soliciting and gathering shareholder proxies and otherwise communicating with shareholders in connection with shareholder meetings; (iv) maintaining the Trust's registration with federal and state securities regulators; (v) dealing with complaints and correspondence from shareholders directed to or brought to the attention of the Fund Administrator;
(vi) supervising the operations of the Fund's Transfer Agent; and (vii) such other administrative, shareholder and shareholder-related services as the parties may from time to time agree to in writing.

     CUSTODIAN AND TRANSFER AGENT. State Street Bank and Trust Company ("State Street Bank") serves as the Fund's and the Portfolio's custodian and fund accounting and transfer agent, and the Fund's dividend disbursing agent. State Street Bank also keeps the books of account for the Fund and the Portfolio.

          DISTRIBUTOR. The Managers Funds, L.P. serves as distributor of the shares of the Fund. Its address is 40 Richards Avenue, Norwalk, Connecticut 06854.

                     PURCHASE AND REDEMPTION OF FUND SHARES

      	                     HOW TO PURCHASE FUND SHARES

     Initial purchases of shares of the Fund may be made in a minimum amount of $2,000 per Fund ($500 for IRAs). Arrangements can also be made to open accounts with a $500 or $250 initial investment and an agreement to invest at least $50 or $100, respectively, per month until the minimum is attained. Call
(800)835-3879 for more information on these arrangements. There is no minimum for additional investments, except for telephone Automated Clearing House ("ACH") purchases.


     Investors may purchase shares of the Fund through their financial planner or other investment professional who is (or who is associated with) an investment adviser registered with the Securities and Exchange Commission or an applicable state securities commission (a "Registered Investment Adviser") or directly from the Fund as indicated below. Shares may also be purchased by bank trust departments on behalf of their clients, other institutional
investors such as corporations, endowment funds and charitable   foundations,
and  tax-exempt  employee   welfare,   pension  and profit-sharing plans.

     The following shows the various methods for purchasing the Fund's shares. For more complete instructions, see the account application.

                            INITIAL INVESTMENT       ADDITIONAL INVESTMENTS
                            ------------------       ----------------------
Minimums:                   $2,000(or lower as        No minimum
Regular accounts            described above)

Education IRA      	        Minimum/Maximum $500      N/A


IRAs, IRA rollovers,        $500                      No minimum
 SEP, ROTH and SIMPLE IRAs

       METHOD
       ------

Through your                Contact your investment   Send additional funds
investment professional     advisor, bank or other    to your investment
                            investment professional   professional at the
                                                      address appearing on
                                                      your account statement

Direct by mail              Send your account         *Send letter of instruction
                            application and check     and check (payable to
                            (payable to The           The Managers Funds) to:
                            Managers Funds) to        The Managers Funds
                            the address indicated on  c/o Boston Financial
                            the application           Data Service, Inc.
                                                      P.O. Box 8517
                                                      Boston, MA 02266-8517
                                                      Please include your
                                                      account # on your check


Direct Federal Funds       Call (800) 358-7668        Call the Transfer Agent
or Bank Wire               to notify the Fund,        at (800) 358-7668 prior
                           and instruct your          to wiring additional
                           bank to wire U.S. funds    funds
                           to:
                           ABA #011000028
                           State Street Bank &
                             Trust Company
                           Boston, MA 02101
                           BFN--The Managers
                             Funds

	                           				19

                           AC 9905-001-5
                           FBO--Shareholder Name
				                       Fund & Account #



By telephone               Only for established        Call the Transfer Agent
                           accounts with ACH priv-     at (800) 252-0682
                           ileges. Call (800)-252-     Minimum investment:
                           0682 with instructions      $100
                           for the Transfer Agent


---------------------------------
[FN]
*For shareholders that invest directly with the Fund only. For Adviser and Bank Trust accounts, please call (800) 358-7668 for further instructions.


     The employees and their families of The Managers Funds, L.P. and selected dealers and their authorized representatives who are engaged in the sale of Fund shares, may purchase shares of the Fund without regard to a minimum initial investment.

     Certain states may require Registered Investment Advisers that purchase Fund shares for customers in those states to register as broker-dealers.

     Fund shares are offered and orders accepted on each Business Day (a day on which the New York Stock Exchange ("NYSE") and Federal Reserve Bank are open for trading). The Fund may limit or suspend the offering of shares of the Fund at any time and may refuse, in whole or in part, any order for the purchase of shares.

     Purchase orders received by the Fund, c/o Boston Financial Data Services, Inc. (the "Transfer Agent") at the address listed on the back cover of this prospectus, prior to 4:00 p.m., New York Time, on any Business Day will receive the offering price computed that day. See "Income, Dividends and Capital Gains Distributions." HOWEVER, THE TIME UNTIL WHICH ORDERS ARE ACCEPTED MAY BE CHANGED IN CASE OF AN EMERGENCY OR IF THE NYSE CLOSES AT A TIME OTHER THAN 4:00 P.M.
NEW YORK TIME. The broker-dealer, omnibus processor or investment professional is responsible for promptly transmitting orders to the Fund. The Fund cannot accept orders transmitted to it at the address indicated on the cover page of this prospectus, but will use its best efforts to promptly forward such orders to the Transfer Agent for receipt no later than the next Business Day.

     Federal Funds or Bank Wires used to pay for purchase orders of the Fund must be in U.S. dollars and received in advance, except for certain processing organizations which have entered into special arrangements with the Fund.

     Purchases made by check are effected when the check is received, but are accepted subject to collection at full face value in U.S. funds and must be drawn in U.S. dollars on a U.S. bank. Third party checks which are payable to an existing shareholder who is a natural person (as opposed to a corporation or partnership) and endorsed over to the Fund or State Street Bank and Trust
Company will be accepted. To ensure that checks are collected by the Fund, redemptions of shares purchased by check, or exchanges from such shares, are not effected until 15 days after the date of purchase, unless arrangements are made with the Administrator.

          If the check accompanying any purchase order does not clear, or if there are insufficient funds in your bank account to enable an ACH, the transaction will be canceled and you will be responsible for any loss the Fund incurs. For current shareholders, the Fund can redeem shares from any identically registered account in the Fund or any other series of the Trust as reimbursement for any loss incurred. The Trust may prohibit or restrict all future purchases in the Fund in the event of any nonpayment for shares.

     In the interest of economy and convenience, share certificates will not be issued. All share purchases are confirmed to the record holder and credited to such holder's account on the Fund's books maintained by the Transfer Agent.

                                REDEEMING SHARES


     Any redemption orders received by the Fund as indicated below before 4:00 p.m. New York Time on any Business Day will receive the net asset value determined at the close of trading on the NYSE on that day. Payments for wire redemption orders received prior to 4:00 p.m. will be sent out that day. In addition, purchases made with immediately available funds, which are received by the Fund prior to 4:00 p.m., will receive the daily income dividend declared on that day. HOWEVER, THE TIME AT WHICH TRANSACTIONS AND SHARES ARE PRICED MAY BE CHANGED IN CASE OF AN EMERGENCY OR IF THE NYSE CLOSES AT A TIME OTHER THAN
4:00 P.M. NEW YORK TIME. The Trust cannot accept redemption orders transmitted to it at the address indicated on the cover page of the prospectus, but will use its best efforts to promptly forward such orders to the Transfer Agent for receipt by the next Business Day. If you are trading through a broker-dealer or investment adviser, such investment professional is responsible for promptly transmitting orders. There is no redemption charge. The Fund reserves the right to redeem shareholder accounts (after 60 days notice) when the value of the Fund shares in the account falls below $500 due to redemptions. Whether the Fund will exercise its right to redeem share-holder accounts will be determined by the Fund Administrator on a case-by-case basis. No interest will accrue on amounts represented by uncashed redemption (or distribution) checks.

             METHOD                                 INSTRUCTIONS
             ------                                 ------------

By mail--write to                          Send a letter of instruction which
The Managers Funds                         specifies the name of the Fund,
c/o Boston Financial Data                  dollar amount or number of shares
 Services, Inc.                            to be sold, your name and account
P.O. Box 8517                              number. This letter must be signed
Boston, MA 02266-8517                      by all owners of the shares in the
                                           exact  manner in which they
                                           appear on the account.  For redemptions
			                                   				 over $25,000, signature(s) must be
							                                    guaranteed.


                                           In the case of estates, trusts,
                                           guardianships,  custodianships,
                                           corporations and pension and profit
                                           sharing  plans,  other  supporting
                                           legal  documentation  is required.

 By telephone                              For shareholders who have elected
                                           telephone  redemption privileges on
                                           their applications, telephone the
                                           Trust at (800) 252-0682.*



By contacting your investment
professional

By writing a check                          For shareholders who have elected
                                            the checkwriting option with State
                                            Street Bank and Trust Company,
                                            see "Investor Services--
                                            Checkwriting Privilege" below.
---------------------------

[FN]

*Telephone redemptions are available only for redemptions under $25,000.


                                INVESTOR SERVICES

     AUTOMATIC REINVESTMENT PLAN allows dividends or capital gains distributions to be reinvested in additional shares, unless you elect to receive cash.

     AUTOMATIC INVESTMENTS of preauthorized amounts from private bank accounts can be made monthly, quarterly or annually. The amount you specify will be deducted from your bank account on the day you specify.

     SYSTEMATIC WITHDRAWALS of $100 or more from the Fund can be made monthly by shareholders. Withdrawals can be made via check on the 25th day of each month, or the next Business Day in the event the 25th is a weekend or holiday, unless a date other than the 25th is specified on the application for ACH accounts.


     DOLLAR COST AVERAGING allows for regular automatic exchanges from any Fund to one or more other Funds on the 15th Business Day of the month, or through the Automatic Investment service above. Before investing in the Trust's Equity Funds or Income Funds, shareholders must obtain a prospectus from the Trust describing those Funds.


     INDIVIDUAL RETIREMENT ACCOUNTS, including SEP, ROTH and SIMPLE IRAs, IRA rollovers and 403(b) accounts, are available to shareholders at no additional cost.

          CHECKWRITING PRIVILEGE is available to shareholders of the Fund. Participating shareholders must return a completed signature card and authorization form, and will be provided a supply of checks. Checks may be drawn for amounts between $500 and $500,000. When such a check is presented to State Street Bank for payment, a sufficient number of full and fractional shares will be redeemed from the shareholder's account to cover the amount of the check.

     The check redemption privilege for withdrawal enables a shareholder to receive dividends declared on the shares to be redeemed (up to and including the day of redemption) until such time as the check is processed. Because of this, the check redemption privilege is not appropriate for a complete liquidation of a shareholder's account. If the amount of a withdrawal check is greater than the value of the shares held in the shareholder's account the check will be returned unpaid, and the shareholder may be subject to additional charges.

     The Fund and State Street Bank each reserve the right at any time to suspend or limit the procedure permitting withdrawals by check.

     EXCHANGE PRIVILEGE permits shareholders of the Fund to exchange their shares for shares of any of the other series of the Trust at the relative net asset value per share. Exchange transactions may be made by writing to the Fund (see "Redeeming Shares"), by contacting your investment professional, via the Telephone Exchange Privilege (unless you have declined this option) or on your signed account application. Call Investors Services at (800) 252-0682 to utilize the Telephone Exchange Privilege. Shareholders must receive a prospectus describing the Equity Funds or Income Funds of the Trust before requesting an exchange into one or more of those series. By requesting an exchange into one of those series, shareholders are deemed to confirm receipt of the prospectus describing the Trust's Equity Funds and/ or Income Funds.

     The exchange privilege is offered to shareholders for their convenience and use consistent with their investment objectives. It is not offered as a short-term market timing service. The Trust reserves the right to refuse exchange orders from shareholders who have previously been advised that their frequent use of the exchange privilege is, in the opinion of the Fund Administrator, inconsistent with the orderly management of the Funds' portfolios.

     THE FUND AND ITS TRANSFER AGENT WILL EMPLOY REASONABLE PROCEDURES TO VERIFY THE GENUINENESS OF TELEPHONIC REDEMPTION OR EXCHANGE REQUESTS. IF SUCH PROCEDURES ARE NOT FOLLOWED, THE FUND OR ITS TRANSFER AGENT MAY BE LIABLE FOR ANY LOSSES DUE TO UNAUTHORIZED OR FRAUDULENT INSTRUCTIONS. THESE PROCEDURES INVOLVE REQUIRING CERTAIN PERSONAL IDENTIFICATION INFORMATION.

	THE ABOVE  SERVICES  ARE  AVAILABLE  ONLY IN  STATES  WHERE THE FUND MAY BE
LEGALLY OFFERED,  AND MAY BE TERMINATED OR MODIFIED BY THE FUND AT ANY TIME UPON
60 DAYS WRITTEN NOTICE TO SHAREHOLDERS.  NEITHER THE FUND, THE DISTRIBUTOR,  THE
FUND'S  CUSTODIAN,  THE  TRANSFER  AGENT,  NOR  THEIR  RESPECTIVE  OFFICERS  AND
EMPLOYEES,  WILL BE  LIABLE  FOR ANY  LOSS,  EXPENSE  OR COST  ARISING  OUT OF A
TRANSACTION  EFFECTED IN ACCORDANCE  WITH THE TERMS AND  CONDITIONS SET FORTH IN
THIS  PROSPECTUS  EVEN  IF SUCH  TRANSACTION  RESULTS  FROM  ANY  FRAUDULENT  OR
UNAUTHORIZED INSTRUCTIONS.

                 INCOME DIVIDENDS AND CAPITAL GAIN DISTRIBUTIONS

     Income dividends and distributions of short-term capital gains or losses will normally be declared daily on all settled shares (including purchases made with immediately available funds prior to 4:00 p.m. on that day) and paid monthly on the third Business Day prior to month end. Distributions of any long term capital gains will normally be declared annually in December.

     All dividends and distributions declared by the Fund will be reinvested in additional shares of the Fund (unless the shareholder has elected to receive dividends or distributions in cash) at net asset value. An election may be changed by delivering written notice to the Fund at least ten Business Days prior to the payment date.

     In connection with the intention to maintain a constant $1.00 net asset value per share, the Trustees of the Trust have approved the following procedures in the event the Fund has a negative amount of net investment income on any day. Such a negative amount could occur, for instance, upon default by an issuer of a security held by The Money Market Portfolio. In such event, the Fund would first offset the negative amount with respect to each shareholder account from the dividends declared but unpaid during the month with respect to such account. If and to the extent that such negative amount exceeds such declared but unpaid dividends, the Trustees of the Trust would consider what other action might be taken, including reducing the number of its outstanding shares by treating each shareholder as having contributed to the capital of the Fund that number of full and fractional shares in the account of such shareholder which represents its proportion of the amount of such excess. Each shareholder will be deemed to have agreed to such contribution in these circumstances by its investment in the Fund.

                                 NET ASSET VALUE

          Net asset value per share for the Fund is determined by subtracting from the value of the Fund's total assets (i.e., the value of its investment in the Portfolio and other assets) the amount of its liabilities and dividing the remainder by the number of its outstanding shares, rounded to the nearest cent. Expenses are accrued daily. The Portfolio values all portfolio securities by the amortized cost method. This method attempts to maintain for the Fund a constant net asset value per share of $1.00. No assurances can be given that this goal can be attained. The Fund's net asset value is computed at 4:00 p.m., New York time on Monday through Friday, except that the net asset value is not computed for the Fund on the holidays listed under "Net Asset Value" in the SAI and may be computed at earlier times as set forth in the SAI.

                             PERFORMANCE INFORMATION

     From time to time the Fund may advertise "yield" and/or "total return." THESE FIGURES ARE BASED ON HISTORICAL EARNINGS AND ARE NOT INTENDED TO INDICATE FUTURE PERFORMANCE.

                                      YIELD

     The Fund may advertise "current yield" and "effective yield." "Current yield" refers to the income generated by an investment in the Fund over a seven-day period (which period will be stated in the advertisement). This income is then "annualized," that is, the amount of income generated by the investment during that week is assumed to be generated each week over a 52-week period and is shown as a percentage of the investment. The "effective yield" is calculated similarly but, when annualized, the income earned by an investment in the Fund is assumed to be reinvested. The "effective yield" will be slightly higher than the "current yield" because of the
compounding   effect  of  this  assumed reinvestment.

                                  TOTAL RETURN

     The Fund may include total return figures in its advertisements. In calculating total return, the net asset value per share at the beginning of the period is subtracted from the net asset value per share at the end of the period (after assuming and adjusting for the reinvestment of any income dividends and capital gains distributions), and the result is divided by the net asset value per share at the beginning of the period to ascertain the total return percentage.

     The Fund also may include comparative performance information in advertising or marketing the Fund's shares. Such performance information may include data from industry publications, business periodicals, rating services and market indices. For more detailed information on performance calculations and comparisons, see "Performance Data" in the SAI.

              DESCRIPTION OF SHARES, VOTING RIGHTS AND LIABILITIES

     The Trust offers a single class of shares of beneficial interest, without par value. The Trustees have the authority to create new series of shares in addition to the existing series of the Trust without the requirement of a vote of shareholders of the Trust.

     Shares of each series are entitled to one vote per share. Shareholders have the right to vote on all matters on which, by law or the provisions of the Trust's Declaration of Trust or by-laws, they may be entitled to vote. On matters relating to all series and affecting all series in the same manner, shareholders of all series are entitled to vote. On any matters affecting only one series, only the shareholders of that series are entitled to vote. On matters relating to all the series but affecting the series differently, separate votes by series are required.

     The Trust and its series are not required, and do not intend, to hold annual meetings of shareholders, under normal circumstances. The Trustees or the shareholders may call special meetings of the shareholders for action by shareholder vote, including the removal of any or all of the Trustees. The Trustees will call a special meeting of shareholders of the Fund upon written request of the holders of at least 10% of the Fund's shares.

     Under Massachusetts law, the shareholders and trustees of a business trust may, in certain circumstances, be personally liable for the trust's obligations to third parties. However, the Declaration of Trust provides, in substance, that no shareholder or Trustee shall be personally liable for the Trust's obligations to third parties, and that every written contract made by the Trust shall contain a provision to that effect. The Declaration of Trust also requires the Fund to indemnify shareholders and Trustees against such liabilities and any related claims and expenses. The Trust will not indemnify a Trustee when the loss is due to willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of the Trustee's office.



YEAR 2000. Like other mutual funds, financial and business organizations and individuals around the world, the Fund and the Portfolio could be adversely affected if computer systems used by the Adviser, Fund Administrator or other service providers do not properly process and calculate date-related information from January 1, 2000 and after. The Managers Funds is taking steps that it believes are reasonably designed to address this "Year 2000" problem with respect to the computer systems that are used and to obtain satisfactory assurances that comparable steps are being taken by the Fund's major service providers. At this time, however, there can be no assurance that these steps will be sufficient to avoid any adverse impact on the Fund or the Portfolio. Companies or governmental entities in which the Funds invest could be affected by the "Year 2000" problem, but at this time, the Funds cannot predict the degree of impact on the Funds.

                                 TAX INFORMATION

     The Fund has qualified and intends to continue to qualify as a regulated investment company under the provisions of the Internal Revenue Code of 1986, as amended, under which the Fund is regarded as a separate regulated investment company. The Portfolio intends to qualify as an association treated as a partnership for federal income tax purposes. As such, the Portfolio should not be subject to tax. The Fund's status as a regulated investment company is dependent on, among other things, the Portfolio's continued qualification as a partnership for federal income tax purposes.

     All dividends and distributions designated as capital gains are generally taxable to shareholders whether received in cash or additional shares.

     Although distributions are generally taxable to a shareholder in the taxable year in which the distribution is made, dividends declared in October, November or December of a taxable year with a record date in such a month and actually received during the following January, will be taxed as though received by the shareholder on December 31 of such year.

     Generally, the Fund is required to back-up withhold 31% of distributions paid to a shareholder who fails to provide a social security or taxpayer identification number and certify that such number is correct and that such shareholder is not subject to, or is otherwise exempt from, back-up withholding.

     A shareholder should consult its own tax advisers for more information regarding the Federal, foreign, state, and local tax treatment of such shareholder with respect to its own tax situation. For more information concerning taxes, see "Tax Information" in the SAI.

                               SHAREHOLDER REPORTS

     Shareholders will receive annual and semi-annual reports which include financial statements showing the results of operations, investment portfolio and other information of the Fund and Portfolio. Shareholders will also receive annual tax statements indicating the tax status of distributions made during the year. Confirmations of transactions will be sent to shareholders following purchases, redemptions or exchanges by the shareholder, and quarterly statements of account will be sent to all shareholders.


                      					ADDITIONAL INFORMATION

	Any shareholder inquiries may be directed to the Trust at the address or telephone number listed on the cover page of this Prospectus. This Prospectus, including the SAI which has been incorporated by reference herein, does not contain all the information set forth in the Registration Statement filed with the Securities and Exchange Commission under the Securities Act of 1933. Copies of the Registration Statement may be obtained at a reasonable charge from the Securities and Exchange Commission or may be examined, without charge, at the website maintained by the Securities and Exchange Commission (http://www.sec.gov).

                               THE MANAGERS FUNDS
                      WHERE LEADING MONEY MANAGERS CONVERGE

Fund Distributor
The Managers Funds, L.P.
40 Richards Avenue
Norwalk, Connecticut 06854-2325
(203)857-5321 or (800)835-3879

Custodian
State Street Bank and Trust
   Company
1776 Heritage Drive
North Quincy, Massachusetts 02171

Legal Counsel
Shereff, Friedman, Hoffman &
   Goodman, LLP
919 Third Avenue
New York, New York 10022

Transfer Agent
Boston Financial Data
   Services, Inc.
attn: The Managers Funds
P.O. Box 8517
Boston, Massachusetts 02266-8517
(800)252-0682


The Managers Funds
EQUITY FUNDS:
INCOME EQUITY FUND
   Scudder Kemper Investments, Inc.
   Chartwell Investment Partners, L.P.


CAPITAL APPRECIATION FUND
   Essex Investment Management
   Company, LLC
   Husic Capital Management


SPECIAL EQUITY FUND
   Liberty Investment Management
   Pilgrim Baxter & Associates, Ltd.
   Westport Asset Management, Inc.
   Kern Capital Management LLC


INTERNATIONAL EQUITY FUND
   Scudder Kemper Investments, Inc.
   Lazard Asset Management


EMERGING MARKETS
 EQUITY FUND
   Montgomery Asset Management, LLC
   State Street Global Advisors, United
	Kingdom, Limited

INCOME FUNDS:
MONEY MARKET FUND
   J.P. Morgan


SHORT AND INTERMEDIATE
 BOND FUND
   Standish, Ayer & Wood, Inc.



BOND FUND
   Loomis, Sayles & Company, L.P.

GLOBAL BOND FUND
   Rogge Global Partners




                         THE MANAGERS FUNDS
                 STATEMENT OF ADDITIONAL INFORMATION

                          DATED MAY 1, 1998

           40 Richards Avenue, Norwalk, Connecticut 06854
                  Investor Services: (800) 835-3879

           This Statement of Additional Information relates to the Managers Income Equity Fund (the "Income Equity Fund"), Managers Capital Appreciation Fund (the "Capital Appreciation Fund"), Managers Special Equity Fund (the "Special Equity Fund"), Managers International Equity Fund (the "International Equity Fund"), Managers Emerging Markets Equity Fund (the "Emerging Markets Equity Fund"),(collectively the "Equity Funds") and Managers Short Government Fund (the "Short Government Fund"), Managers Short and Intermediate Bond Fund (the "Short and Intermediate Bond Fund"), Managers Intermediate Mortgage Fund (the "Intermediate Mortgage Fund"), Managers Bond Fund (the "Bond Fund"), and Managers Global Bond Fund (the "Global Bond Fund")(collectively the "Income Funds"), (each a "Fund" and collectively the "Funds") of The Managers Funds, a no-load, open-end management investment company, organized as a Massachusetts business trust (the "Trust"). Additional Information regarding the Managers Money Market Fund is contained separately in Managers Money Market Fund Statement of Additional Information.



            This Statement of Additional Information is not a prospectus; it should be read in conjunction with the Prospectuses of the Funds, dated May 1, 1998, copies of which may be obtained without charge by contacting the Trust at 40 Richards Avenue, Norwalk, CT 06854 (800) 835-3879 or (203) 857-5321.
    0
           This Statement of Additional Information is authorized for distribution to prospective investors only if preceded or accompanied by effective prospectuses for the Funds.


                          TABLE OF CONTENTS

                                                                 Page
                                                                 ---
I.        INVESTMENT RESTRICTIONS                                   1

II.       PORTFOLIO TURNOVER                                        4

III.      TRUSTEES AND OFFICERS                                     5

IV.       MANAGEMENT OF THE FUNDS                                   8

V.        FUND MANAGEMENT AGREEMENT                                 9

VI.       ASSET MANAGER PROFILES                                   15

VII.      ADMINISTRATIVE SERVICES; DISTRIBUTION
             ARRANGEMENTS                                          19

VIII.     PORTFOLIO SECURITIES TRANSACTIONS                        19

IX.       NET ASSET VALUE                                          21

X.        TAX INFORMATION                                          22

XI.       CUSTODIAN, TRANSFER AGENT AND
             INDEPENDENT PUBLIC ACCOUNTANT                         25

XII.      CONTROL PERSONS AND PRINCIPAL
             HOLDERS OF SECURITIES                                 26

XIII.     OTHER INFORMATION                                        27

XIV.      PERFORMANCE INFORMATION                                  42

XV.       FINANCIAL STATEMENTS                                     45


                     I.  INVESTMENT RESTRICTIONS

      Except as described below, the following investment restrictions are fundamental and may not be changed with respect to any Fund without the approval of a majority of the outstanding voting securities of the Fund, as such term is defined in the Investment Company Act of 1940, as amended (the "1940 Act").

Provided that nothing in the following investment restrictions shall prevent the Trust from investing all or substantially all of a Fund's assets in an open-end management investment company, or a series thereof, with the same investment objective or objectives as such Fund, no Fund may:

      1.    Invest  in  securities  of  any  one  issuer  (other  than securities issued by the U.S. Government, its agencies and instrumentalities), if immediately after and as a result of such investment the current market value of the holdings of its securities of such issuer exceeds 5% of its total assets; except that up to 25% of the value of the Intermediate Mortgage Fund's total assets may be invested without regard to this limitation. The Global Bond Fund may invest up to 50% of its assets in bonds issued by foreign governments which may include up to 25% of such assets in any single government issuer.

     2. Invest more than 25% of the value of its total assets in the securities of companies primarily engaged in any one industry (other than the United States Government, its agencies and instrumentalities). Such concentration may occur incidentally as a result of changes in the market value of portfolio securities, but such concentration may not result from investment; provided, however, that the Intermediate Mortgage Fund will invest more than 25% of its assets in the mortgage and mortgage-finance industry even during temporary defensive periods. Neither finance companies as a group nor utility companies as a group are considered a single industry for purposes of this restriction.

      3. Acquire more than 10% of the outstanding voting securities of any one issuer.

       4. Borrow money, except from banks for temporary or extraordinary or emergency purposes and then only in amounts up to 10% of the value of the Fund's total assets, taken at cost, at the time of such borrowing (and provided such borrowings do not exceed in the aggregate one-third of the market value of the Fund's total assets less liabilities other than the obligations represented by the bank borrowings). It will not mortgage, pledge or in any other manner transfer any of its assets as security for any indebtedness, except in connection with any such borrowing and in amounts up to 10% of the value of the Fund's net assets at the time of such borrowing.

      5. Invest in securities of an issuer which together with any predecessor, has been in operation for less than three years if, as a result, more than 5% of its total assets would then be invested in such securities.

      6. Invest more than 15%, of the value of its net assets in illiquid instruments including, but not limited to, securities for which there are no readily available market quotations, dealer (OTC) options, assets used to cover dealer options written by it, repurchase agreements which mature in more than 7 days, variable rate industrial development bonds which are not redeemable on 7 days demand and investments in time deposits which are non-negotiable and/or which impose a penalty for early withdrawal.

     7. Invest in companies for the purpose of exercising control or management.

     8. Purchase or sell real estate; provided, however, that it may invest in securities secured by real estate or interests therein or issued by companies which invest in real estate or interests therein.

     9. Purchase or sell physical commodities, except that each Fund may purchase or sell options and futures contracts thereon.

      10. Engage in the business of underwriting securities issued by others.

      11. Participate on a joint or a joint and several basis in any trading account in securities. The "bunching" of orders for the sale or purchase of marketable portfolio securities with other accounts under the management of The Managers Funds, L.P. or any portfolio manager in order to save brokerage costs or to average prices shall not be considered a joint securities trading account.

      12. Make loans to any person or firm; provided, however, that the making of a loan shall not be construed to include (i) the acquisition for investment of bonds, debentures, notes or other evidences of indebtedness of any corporation or government entity which are publicly distributed or of a type customarily purchased by institutional investors (which are debt securities, generally rated not less than Baa by Moody's or BBB by Standard & Poor's, privately issued and purchased by such entities as banks, insurance companies and investment companies), or (ii) the entry into "repurchase agreements." It may lend its portfolio securities to broker-dealers or other institutional investors if, as a result thereof, the aggregate value of all securities loaned does not exceed 33-l/3% of its total assets, except that there is no such percentage limitation with respect to the Short Government Fund. See "Other Information -- Loan Transactions."

      13. Purchase the securities of other Funds or investment companies except (i) in connection with a merger, consolidation, acquisition of assets or other reorganization approved by its shareholders, (ii) for shares in the Money Market Fund in accordance with an order of exemption issued by the Securities and Exchange Commission (the "SEC"), and (iii) each Fund, may purchase securities of investment companies where no underwriter or dealer's commission or profit, other than customary broker's commission, is involved and only if immediately thereafter not more than (a) 3% of such company's total outstanding voting stock is owned by the Fund, (b) 5% of the Fund's total assets, taken at market value, would be invested in any one such company or (c) 10% of the Fund's total assets, taken at market value, would be invested in such securities.

      14. Purchase from or sell portfolio securities to its officers, trustees or other "interested persons" (as defined in the l940 Act) of the Fund, including its portfolio managers and their affiliates, except as permitted by the l940 Act.

      15. Purchase or retain the securities of an issuer if, to the Trust's knowledge, one or more of the directors, trustees or officers of the Trust, or the portfolio manager responsible for the investment of the Trust's assets or its directors or officers, individually own beneficially more than l/2 of l% of the securities of such issuer and together own beneficially more than 5% of such securities.

     16.  Issue senior securities.


     17. Invest up to 10% of its total assets in shares of other investment companies investing exclusively in securities in which it may otherwise invest. Because of restrictions on direct investment made by U.S. entities in certain countries, other investment companies may provide the most practical or only way for the Emerging Markets Equity Fund to invest in certain markets. Such investments may involve the payment of substantial premiums above the net asset value of those investment companies' portfolio securities and are subject to limitations under the Investment Company Act. The Emerging markets Fund may also incur tax liability to the extent they invest in the stock of a foreign issuer that is a "passive foreign investment company" regardless of whether such "passive foreign investment company" makes distributions to the Funds.

     Unless otherwise provided, for purposes of investment restriction
(2) above, relating to industry concentration, the term "industry" shall be defined by reference to the SEC Industry Codes set forth in the Directory of Companies Required to File Annual Reports with the Securities and Exchange Commission.


     Unless otherwise provided, for purposes of investment restriction
(1) above, the Global Bond Fund may invest more than 5% of its total assets in the securities of any one foreign government, so long as the aggregate amount of such greater than 5% holdings does not exceed 50% of the value of its total assets, and no more than 25% of the value of its total assets may be invested in the securities of a single foreign government.

      In addition to the foregoing investment restrictions which may not be changed without shareholder approval, the Funds are subject to the following operating policies which may be amended by the Trust's Board of Trustees. Pursuant to these operating policies, no Fund may:

     1.   Invest in real estate limited partnership interests.

     2.   Invest in oil, gas or mineral leases.

      3. Invest more than 10% of its net assets in warrants or rights, valued at the lower of cost or market, nor more than 5% of its net assets in warrants or rights (valued on the same basis) which are not listed on the New York or American Stock Exchanges.

      4. Purchase a futures contract or an option thereon if, with respect to positions in futures or options on futures which do not represent bona fide hedging, the aggregate initial margin and premiums paid on such positions would exceed 5% of the Fund's net asset value. The Money Market Fund may not purchase futures contracts or options thereon.

      5. Purchase securities on margin, except for such short-term credits as are necessary for clearance of portfolio transactions; provided, however, that each Fund may make margin deposits in connection with futures contracts or other permissible investments.

     6.   Effect short sales of securities.

      7. Write or sell uncovered put or call options. The security underlying any put or call purchased or sold by a Fund must be of a type the Fund may purchase directly, and the aggregate value of the obligations underlying the puts may not exceed 50% of the Fund's total assets.

                       II. PORTFOLIO TURNOVER

      Generally, securities are purchased for Income Equity Fund, Capital Appreciation Fund, Special Equity Fund, International Equity Fund, and Emerging Markets Equity Fund for investment purposes and not for short-term trading profits. However, these Funds may dispose of securities without regard to the time they have been held when such action, for defensive or other purposes, appears advisable to their portfolio managers.

      For the fiscal year ended December 31, 1997, the portfolio turnover rate for Income Equity Fund was 96%, for Capital Appreciation Fund was 235%, for Special Equity Fund 49%, and for International Equity Fund was 37%. For the period February 9, 1998 (commencement of operations) to March 31, 1998, the portfolio turnover rate for Emerging Markets Equity Fund was 7%. For the fiscal year ended December 31, 1996, the portfolio turnover rate for Income Equity Fund was 33%, for Capital Appreciation Fund was 172%, for Special Equity Fund was 56%, and for International Equity Fund was 30%. The high turnover rates for Income Equity Fund and Capital Appreciation Fund were due to changes in the portfolio managers for those Funds during 1997.


      For the fiscal year ended December 31, 1997, the portfolio turnover rate for Short Government Fund was 191%, for Short and
Intermediate  Bond Fund was 91% and for Bond Fund was  35%.   For  the
fiscal year ended December 31, 1996, the annual portfolio turnover rate for Short Government Fund was 169%, for Short and Intermediate Bond Fund was 96% and for Bond Fund was 72%.


     The Intermediate Mortgage Fund and the Global Bond Fund generally engage in a significant amount of trading of securities held for less than one year. Accordingly, it can be expected that these Funds will generally have a higher incidence of short-term capital gains, which is taxable as ordinary income, than might be expected from investment companies which invest substantially all of their assets on a long-term basis. The Intermediate Mortgage Fund's rates of portfolio turnover for the years ended December 31, 1997 and December 31, 1996 were 317% and 232%, respectively. The Global Bond Fund's rates of portfolio turnover for the years ended December 31, 1997 and December 31, 1996 were 197% and 202%, respectively.

      With the exception of the Intermediate Mortgage Fund, the higher portfolio turnover rates for the Income Funds are not expected to result in significantly higher brokerage fees because the securities primarily purchased and sold by these Funds are usually traded on a principal basis with no commission paid. The added costs from brokerage fees and the possibility of more highly taxed short-term capital gains, which may be offset against capital loss carryovers, with respect to the Intermediate Mortgage Fund are weighed against the anticipated gains from trading.

      The Bond, Short and Intermediate Bond and Short Government Funds trade more actively to realize gains through market timing and/or to increase yields on investments by trading to take advantage of short-term market variations. This policy generally results in higher portfolio turnover for these Funds.

                     III. TRUSTEES AND OFFICERS
      The Trust is governed by the Trustees who provide broad supervision over the affairs of the Trust and the Funds. The Trustees and officers of the Trust are listed below together with their principal occupations during at least the past five years, as well as Trustees' dates of birth. References to The Managers Funds, L.P., the Manager of the Trust, should be read to apply to Evaluation Associates Investment Management Company, the predecessor of The Managers Funds, L.P., for periods prior to August 17, 1990.

NAME, ADDRESS AND POSITION WITH   PRINCIPAL OCCUPATION DURING PAST
TRUST                             5 YEARS
ROBERT P. WATSON1                 President and Trustee of The
40 Richards Avenue                Managers Funds; Chairman and Chief
Norwalk, CT  06854                Executive Officer, Evaluation
Chief Executive Officer,          Associates Investment Management
President, Trustee                Company (predecessor of The
                                  Managers Funds, L.P.) (prior to
Date of birth: 1/21/34            June 1988 and from August 1989 to
                                  August 1990); Partner, The
                                  Managers Funds, L.P. (since August
                                  1990); Executive Vice President,
                                  Evaluation Associates, Inc. (June
                                  1988 to August 1989).
WILLIAM W. GRAULTY                Practicing Attorney (1977 to
65 LaSalle Road                   present); Executive Vice President
West Hartford, CT 06107           and Head of Trust Division, The
Trustee                           Connecticut Bank and Trust
                                  Company, N.A. (1956 to 1976);
Date of birth: 12/30/23           President, American Bankers
                                  Association, Trust Division (1974
                                  to 1975); President Connecticut
                                  Bankers Association, Trust
                                  Division (1966 to 1968).
MADELINE H. McWHINNEY             President, Dale, Elliott & Company
24 Blossom Cove                   (management consultants) (1977 to
Red Bank, NJ  07701               present); Assistant Vice President
Trustee                           and Financial Economist, Federal
                                  Reserve Bank of New York (1943 to
Date of birth:  3/11/22           1973); Trustee and Treasurer,
                                  Institute of International
                                  Education (since 1975); Assistant
                                  Director, Operations, Whitney
                                  Museum of American Art (1983 to
                                  1986); Member, Advisory Committee
                                  on Professional Ethics, New Jersey
                                  Supreme Court (March 1983 to
                                  present).
                              5

NAME, ADDRESS AND POSITION WITH   PRINCIPAL OCCUPATION DURING PAST
TRUST                             5 YEARS
STEVEN J. PAGGIOLI                Executive Vice President and
479 West 22nd Street              Director, Wadsworth Group (1986 to
New York, NY  10011               present); Vice President,
Trustee                           Secretary and Director, First Fund
                                  Distributors, Inc. (1991 to
Date of birth: 4/3/50             present); Vice President,
                                  Secretary and Director; Investment
                                  Company Administration Corporation
                                  (1990 to present); Trustee of
                                  Professionally Managed Portfolios
                                  (1991 to present).

THOMAS R. SCHNEEWEIS              Professor of Finance (1985 to
10 Cortland Drive                 present), Associate Professor of
Amherst, MA  01002                Finance (1980-1985), Ph.D.
Trustee                           Director (Acting) (1985 to 1986),
                                  Chairman (Acting) Department of
Date of birth: 5/10/47            General Business and Finance (1981-
                                  1982), and Assistant Professor of
                                  Finance (1977-1980), University of
                                  Massachusetts; Teaching Assistant,
                                  University of Iowa Principal
                                  Occupation (1973-1977); Financial
                                  Consultant, Ehlers and Associates
                                  (1970-1973).
PETER M. LEBOVITZ                 Director of Marketing, The
40 Richards Avenue                Managers Funds, L.P. (September
Norwalk, CT 06854                 1994 to present); Director of
Vice President                    Marketing, Hyperion Capital
                                  Management, Inc. (June 1993 to
Date of Birth: 1/18/55            June 1994); Senior Vice President
                                  and Chief Investment Officer,
                                  Greenwich Asset Management, Inc.
                                  (April 1989 to June 1993)

DONALD S. RUMERY
40 Richards Avenue                Director of Operations, The
Norwalk, CT 06854                 Managers Funds, L.P. (December
Secretary, Treasurer (Principal   1994 to present); Vice President,
Financial and Accounting Officer) Signature Financial Group (March
                                  1990 to December 1994); Vice
Date of Birth:5/29/58             President, The Putnam Companies
                                  (August 1980 to March 1990).

                              6

NAME, ADDRESS AND POSITION WITH   PRINCIPAL OCCUPATION DURING PAST
TRUST                             5 YEARS
GIANCARLO (JOHN) E. ROSATI
40 Richards Avenue                Vice President (July 1992 to
Norwalk, CT  06854                Present) and Assistant Vice
Assistant Treasurer               President (July 1986 to June
                                  1992); The Managers Funds, L.P.;
Date of Birth: 3/31/56            Accountant, Gintel Co. (June 1980
                                  to June 1986).
PETER M. McCABE                   Portfolio Administrator, The
40 Richards Avenue                Managers Funds, L.P. (August 1995
Norwalk, CT  06854                to Present); Portfolio
Assistant Treasurer               Administrator, Oppenheimer
                                  Capital, L.P. (July 1994 to August
Date of Birth: 9/8/72             1995); College Student (September
                                  1990 to June 1994).



LAURA A. PENTIMONE                Legal/Compliance Officer, The
40 Richards Avenue                Managers Funds, L.P. (September
Norwalk, CT  06854                1997 to present); Law School
Assistant Secretary               Student (August 1994 to June
                                  1997); College Student (August
Date of Birth:  11/10/70          1990 to June 1994).


Trustees' Compensation:
     The Trust's Disinterested Trustees receive an annual retainer of $10,000, and meeting fees of $750 for each in-person meeting attended and $200 for participating in each telephonic meeting. There are no pension or retirement benefits provided by the Trust or any affiliate of the Trust to the Trustees. The Trust does not pay compensation to its officers. The following chart sets forth the aggregate compensation paid to each Disinterested Trustee for the year-ended December 31, 1997:


                              AGGREGATE           TOTAL COMPENSATION
                              COMPENSATION        FROM REGISTRANT
                          FROM FUNDS (EXCEPT    AND FUND COMPLEX
                          MONEY MARKET FUND)      PAID TO TRUSTEES
                              ------------        ----------------
     William W. Graulty        $12,746            $13,200
     Madeline H. McWhinney      12,746             13,200
     Steven J. Paggioli         12,746             13,200
     Thomas R. Schneeweis       12,746             13,200


     As indicated above, certain of the Trust's officers also hold positions with The Managers Funds, L.P., the Manager of the Trust. All Trustees and officers as a group owned less than 1% of the shares of any of the Funds, except for Managers Money Market Fund, outstanding on the date of this Statement of Additional Information.

                     IV. MANAGEMENT OF THE FUNDS

     The Trust is governed by the Trustees, who provide broad supervision over the affairs of the Trust and the Funds. The Trust has engaged the services of The Managers Funds, L.P. (the "Manager") as investment manager and administrator to each of the Funds. The assets of the Funds, are managed by asset managers (each, an "Asset Manager" and collectively, the "Asset Managers") selected by the Manager, subject to the review and approval of the Trustees. The Trust has also retained the services of the Manager as administrator to carry out the day-to-day administration of the Trust and the Funds.

     The Manager recommends Asset Managers for each Fund to the Trustees based upon its continuing quantitative and qualitative evaluation of the Asset Managers' skills in managing assets pursuant to specific investment styles and strategies. Unlike many other mutual funds, the Funds are not associated with any one portfolio manager, and benefit from independent specialists carefully selected from the investment management industry. Short-term investment performance, by itself, is not a significant factor in selecting or terminating an Asset Manager, and the Manager does not expect to recommend frequent changes of Asset Managers. The Trust has obtained from the SEC an order permitting the Manager, subject to certain conditions, to enter into sub-advisory agreements with Asset Managers approved by the Trustees but without the requirement of shareholder approval. Pursuant to the terms of the order, the Manager is to be able, subject to the approval of the Trustees but without shareholder approval, to employ new Asset Managers for new or existing Funds, change the terms of particular sub-advisory agreements or continue the employment of existing Asset Managers after events that under the 1940 Act and the sub-advisory agreements would be an automatic termination of the agreement. Although shareholder approval will not be required for the termination of sub-advisory agreements, shareholders of a Fund will continue to have the right to terminate such agreements for the Fund at any time by a vote of a majority of outstanding voting securities of the Fund. The Manager and its corporate predecessor have had over 20 years of experience in evaluating investment advisers for individuals and institutional investors.

     The assets of each Fund are allocated by the Manager among the Asset Managers selected for that Fund. Each Asset Manager has discretion, subject to oversight by the Trustees, and the Manager, to purchase and sell portfolio assets, consistent with each Fund's investment objectives, policies and restrictions and specific investment strategies developed by the Manager. For its services, the Manager receives a management fee from each Fund. A part of the fee paid to the Manager is used by the Manager to pay the advisory fees of the Asset Managers.

     Generally, no Asset Manager provides any services to any Fund except asset management and related recordkeeping services. However, an Asset Manager or its affiliated broker-dealer may execute portfolio transactions for a Fund and receive brokerage commissions, or markups, in connection therewith as permitted by Sections 17(a) and 17(e) of the 1940 Act, and the terms of any exemptive order issued by the Securities and Exchange Commission.

     An Asset Manager may also serve as a discretionary or non-discretionary investment adviser to management or advisory accounts unrelated in any manner to The Managers Funds, L.P. or its affiliates. The advisory agreement with each Asset Manager (each, an "Asset Management Agreement") requires the Asset Manager of a Fund to provide fair and equitable treatment to such Fund in the selection of portfolio investments and the allocation of investment opportunities, but does not obligate the Asset Manager to acquire for such Fund a position in any investment which any of the Asset Manager's other clients may acquire, and that Fund shall have no first refusal, co-investment or other rights in respect of any such investment, either for the Fund or otherwise.

     Although the Asset Managers make investment decisions for the Funds independent of those for their other clients, it is likely that similar investment decisions will be made from time to time. When a Fund and another client of an Asset Manager are simultaneously engaged in the purchase or sale of the same security, the transactions are, to the extent feasible and practicable, averaged as to price and allocated as to amount between the Portfolio and the other client(s) pursuant to a formula considered equitable by the Asset Managers. In specific cases, this system could have detrimental effect on the price or volume of the security to be purchased or sold, as far as the Fund is concerned. However, the Trustees believe, over time, that coordination and the ability to participate in volume transactions should be to the benefit of such Fund.

     The Board of Trustees and the Manager have adopted a joint Code of Ethics under Rule 17j-1 of the 1940 Act (the "Code"). The Code generally requires employees of the Manager to preclear any personal securities investment (with limited exceptions such as government securities). The preclearance requirement and associated procedures are designed to identify any substantive prohibition or limitation applicable to the proposed investment. The substantive restrictions applicable to all employees of the Manager include a ban on trading securities based on information about the Funds' trading.

                    V. FUND MANAGEMENT AGREEMENT

     The Trust has entered into a Fund Management Agreement (the "Fund Management Agreement") with the Manager which, in turn, has entered into Asset Management Agreements with each of the Asset Managers selected for the Funds.

     The Manager is a Delaware limited partnership. Its general partner is a corporation that is wholly owned by Robert P. Watson, President and a Trustee of the Trust.

     Under the Fund Management Agreement, the Manager is required to
(i) supervise the general management and investment of the assets and securities portfolio of each Fund; (ii) provide overall investment programs and strategies for each Fund; (iii) select and evaluate the performance of Asset Managers for each Fund and allocate the Fund's assets among such Asset Managers; (iv) provide financial, accounting and statistical information required for registration statements and reports with the SEC; and (v) provide the Trust with the office space, facilities and personnel necessary to manage and administer the operations and business of the Trust, including compliance with state and federal securities and tax laws, shareholder communications and record keeping.

     The Fund Management Agreement runs from year to year so long as its continuance is approved at least annually by the Trustees or by a 1940 Act majority vote of the shareholders of each Fund and those Trustees who are not "interested persons" of the Trust (as defined in the 1940 Act) and who have no direct or indirect financial interest in the agreements (the "Disinterested Trustees"). Any amendment to the Fund Management Agreement must be approved by a 1940 Act majority vote of the shareholders of the relevant Fund and by the majority vote of the Trustees. The Fund Management Agreement is subject to termination, without penalty, by the Disinterested Trustees or by a 1940 Act majority vote of the shareholders of each Fund on 60 days written notice to the Manager or by the Manager on 60 days written notice to the Fund, and terminates automatically if assigned.

     The following table sets forth the annual management fee rates currently paid by each Fund to the Manager, together with the portion of the management fee that is retained by the Manager as compensation for its services, each expressed as a percentage of the Fund's average net assets. The remainder of the management fee is paid to the Asset Managers. Individual Asset Manager fees are set forth in the Prospectuses under the heading "Management of the Funds - Investment Manager," and vary, including in some cases among Asset Managers of a single Fund.


                                             MANAGER'S PORTION
                       TOTAL MANAGEMENT      OF THE TOTAL
     NAME OF FUND      FEE                   MANAGEMENT FEE
 Income Equity Fund    0.75%                 0.40%
 Capital Appreciation  0.80%                 0.40%
 Fund
 Special Equity Fund   0.90%                 0.40%
 International Equity  0.90%                 0.40%
 Fund
 Emerging Markets      1.15%                 0.40%
 Equity Fund
 Short Government      0.20%                 0.00%
 Fund*
 Short and             0.50%                 0.25%
 Intermediate Bond
 Fund
 Intermediate          0.45%                 0.25%
 Mortgage Fund
 Bond Fund             0.625%                0.375%
 Global Bond Fund      0.70%                 0.35%


[FN]



 * Reflects a voluntary fee waiver by the Manager which may be modified or terminated at any time in the sole discretion of the Manager. In the absence of such waiver, the maximum Total Management Fee payable by the Short Government Fund would be 0.45% and the Manager's portion of the Total Management Fee would be 0.25%.

     The amount of each Fund's management fee that is retained by the Manager may vary for a Fund due to changes in the allocation of assets among its Asset Managers, the effect of an increase in the Fund's net asset value on the fees payable to its Asset Managers, and/or the implementation, modification or termination of voluntary fee waivers by the Manager and/or one or more of the Asset Managers.


     During the fiscal years ended December 31, 1995, 1996 and 1997, the Funds paid the following fees to the Manager under the Fund
Management Agreement and the Manager paid the following fees to each Asset Manager under the Asset Management Agreements:


                    JANUARY 1, 1997-DECEMBER 31, 1997 JANUARY 1, 1996-DECEMBER 31,     JANUARY 1, 1995-DECEMBER 31,
                                                      1996                             1995

                               APPROXIMATE FEE PAID TO           APPROXI-   FEE PAID            APPROXI-   FEE PAID
                               FEE         ASSET      FEE PAID   MATE FEE   TO ASSET   FEE PAID MATE FEE   TO ASSET
NAME OF FUND/ASSET  FEE PAID TORETAINED BY MANAGER BY TO         RETAINED   MANAGER BY TO       RETAINED   MANAGER BY
MANAGER             MANAGER    MANAGER     MANAGER/1  MANAGER    BY         MANAGER/1  MANAGER  BY         MANAGER/1
------------------  -------    ----------  ---------- ---------- MANAGER    ---------- -------  MANAGER    ----------
                                                                 ---------                      --------
INCOME EQUITY FUND    $465,345  $239,197                $349,821  $175,519             $299,824  $150,565
Scudder Kemper
Investments, Inc.                            $120,096                          $86,220                        $74,220
Chartwell
Investment
Partners, L.P./2                              $29,408

CAPITAL
APPRECIATION FUND     $797,930  $398,865               $761,925   $380,963             $635,588 $318,716
Essex Investment
Management
Company, LLC/3                               $156,464                              N/A                            N/A
Husic Capital
Management/4                                 $202,725                          $60,917                            N/A

SPECIAL EQUITY FUND $4,477,844 $2,007,107             $1,572,135  $698,733             $977,869 $435,343
Liberty Investment
Management                                   $746,314                         $266,030                       $187,691
Pilgrim Baxter &
Associates, Ltd.                             $790,994                         $305,198                       $190,981
Westport Asset
Management, Inc.                             $873,573                         $302,171                       $163,854
Kern Capital
Management LLC/5                              $59,856

INTERNATIONAL
EQUITY FUND         $3,010,430 $1,338,522             $1,856,193  $824,774             $948,514  $422,512
Lazard Asset
Management/6                                 $838,470                         $516,157                       $215,232
Scudder Kemper
Investments, Inc.                            $833,438                         $515,262                       $310,770

SHORT GOVERNMENT
FUND                   $10,573         $0                $11,423        $0              $15,835       N/A
Jennison Associates
LLC                                            $10,573                         $11,423                        $15,835

SHORT AND
INTERMEDIATE BOND
FUND                   $88,839    $44,419               $116,037   $58,018             $128,254   $64,209
Standish, Ayer &
Wood, Inc.                                    $44,419                          $58,019                        $34,464

INTERMEDIATE
MORTGAGE FUND         $101,414    $56,341               $143,803   $79,890             $214,141  $118,967
Jennison Associates
LLC                                           $45,073                          $63,913                        $95,174


                         JANUARY 1, 1997-DECEMBER 31,  JANUARY 1, 1996-DECEMBER 31,     JANUARY 1, 1995-DECEMBER
                        1997                           1996                             31, 1995
                                                                                                 APPROXI-
                                  APPROXI-  FEE PAID TO          APPROXI-  FEE PAID              MATE FEE FEE PAID
                                  MATE FEE  ASSET                MATE FEE  TO ASSET     FEE PAID RETAINED TO ASSET
NAME OF FUND/ASSET      FEE PAID  RETAINED  MANAGER BY FEE PAID  RETAINED  MANAGER BY   TO       BY       MANAGER BY
MANAGER                 TO MANAGERBY        MANAGER/1  TO        BY        MANAGER/1    MANAGER  MANAGER  MANAGER/1
------------------      --------  MANAGER   ---------- MANAGER   MANAGER   ----------   -------- -------- ---------
                                  --------             --------  ---------
BOND FUND                $221,232  $132,739            $180,197   $108,240              $162,594  $97,557
Loomis, Sayles &
Company, L.P.                                  $88,443                         $71,957                       $65,037

GLOBAL BOND FUND         $115,996   $57,998            $126,043    $62,024               $86,482  $43,466
Rogge Global Partners                          $57,998                         $64,019                       $43,016

[FN]

1/ Does not reflect payments made to asset managers whose relationship with a
   Fund has been terminated.
2/  Portfolio manager hired during 1997.
3/  Portfolio manager hired during 1997.
4/  Portfolio manager hired during 1996.
5/  Portfolio manager hired during 1997.
6/  Portfolio manager hired during 1995.


                              12-14

VOLUNTARY FEE WAIVERS AND EXPENSE LIMITATION

     From time to time, the Manager may agree voluntarily to waive all or a portion of the fee it would otherwise be entitled to receive from a Fund. The Manager may waive all or a portion of its fee for a number of reasons such as passing on to the Fund and its shareholders the benefit of reduced portfolio management fees resulting from (i) a reallocation of Fund assets among Asset Managers, or (ii) a voluntary waiver by an Asset Manager of all or a portion of the fees it would otherwise be entitled to receive from the Manager with respect to the Fund. The Manager may also decide to waive all or a portion of its fees from a Fund for other reasons, such as attempting to make a Fund's performance more competitive as compared to similar funds. The effect of the fee waivers in effect at the date of this Statement of Additional Information on the management fees payable by the Funds is reflected in the tables above and in the Illustrative Expense Information located in the front of the Prospectuses of the Equity Funds and the Income Funds. Voluntary fee waivers by the Manager or by any Asset Manager may be terminated or reduced in amount at any time and solely in the discretion of the Manager or Asset Manager concerned. Shareholders will be notified of any change on or about the time that it becomes effective.

                     VI. ASSET MANAGER PROFILES

     The Asset Managers for each Fund are set forth in the respective Prospectuses. Assets of each of the Equity Funds are currently allocated among more than one Asset Manager to provide diversification among investment strategies. However, not all Asset Managers with whom Asset Management Agreements are in effect will be funded at all times. As of the date of this Statement of Additional Information, the following are the Asset Managers for each Fund. These Asset Managers have no affiliations with the Funds or with the Manager.

     The following information regarding the names of all controlling persons of each Asset Manager and the basis of such control has been supplied by such Asset Manager.

                         INCOME EQUITY FUND

CHARTWELL INVESTMENT PARTNERS, L.P.

     Chartwell Investment Partners, L.P. is a limited partnership which is 75% controlled by the employees of the firm and 25% controlled by Maverick Partners, L.P. which is controlled by John
McNiff and Michael Kennedy.

SCUDDER KEMPER INVESTMENTS, INC.


     Scudder Kemper Investments, Inc. is controlled by the Zurich Group and is managed by a Board of Directors chaired by Rolf Hueppi, Chairman and CEO of the Zurich Group. Members include members of Zurich's Corporate Executive Board, Laurence W. Cheng, Steven M. Gluckstern, Markus Rohrbasser, and Edmond D. Villani, as well as Cornelia Small, Director of Global Equity Investments of Scudder Kemper Investments, Inc. and Lynn S. Birdsong, Director of Scudder Kemper Investments, Inc.'s Institutional Group.

                      CAPITAL APPRECIATION FUND

ESSEX INVESTMENT MANAGEMENT COMPANY, LLC

     Essex was founded in 1976, and is a Massachusetts corporation which is controlled by Joseph C. McNay.

HUSIC CAPITAL MANAGEMENT

     The firm is was formed in 1986 as a California limited partnership. Frank J. Husic is its sole limited partner and Frank J. Husic & Co., a Sub-Chapter S corporation is its General Partner. The General Partner is 100% owned by Frank J. Husic.


                         SPECIAL EQUITY FUND

LIBERTY INVESTMENT MANAGEMENT

     Liberty Investment Management is a division of Goldman Sachs Asset Management, which itself is a separate operating division of Goldman, Sachs & Co. The general partners of Goldman, Sachs & Co. are The Goldman Sachs Group, L.P. (a Delaware Limited Partnership) ("GSGLP") and The Goldman, Sachs & Co. L.L.C. (a Delaware limited liability company) ("GSCLLC"). The Goldman Sachs Corporation ("GSC") is the parent company of both GSGLP and GSCLLC. GSGLP is also a parent of GSCLLC. GSC is the sole general partner of GSGLP.


PILGRIM BAXTER & ASSOCIATES, LTD.


     Pilgrim Baxter & Associates, Ltd. is owned by United Asset
Management, a public company.


WESTPORT ASSET MANAGEMENT, INC.

     Westport Asset Management, Inc. is owned by Andrew J. Knuth (5l%) and by Ronald H. Oliver (49%), each of whom is active as a portfolio manager/analyst.

KERN CAPITAL MANAGEMENT LLC


     Kern Capital Management LLC is a Delaware limited liability company founded in 1997 by Robert E. Kern, Jr. and David G. Kern.

                      INTERNATIONAL EQUITY FUND

SCUDDER KEMPER INVESTMENTS, INC.
(See INCOME EQUITY FUND)


LAZARD ASSET MANAGEMENT


     Lazard Asset Management is a division of Lazard, Freres LLC, a New York limited liability company founded in 1848. The managing directors are Eileen D. Alexanderson, Thomas F. Dunn, Norman Eig, Herbert W. Gullquist, Larry A. Kohn, Robert P. Morgenthau, John R. Reinsberg, Michael S. Rome, Michael P. Triguboff, Ira Handler and Alexander E. Zagoreos.


                    EMERGING MARKETS EQUITY FUND

MONTGOMERY ASSET MANAGEMENT, LLC

     Montgomery Asset Management, LLC is a Delaware limited liability company. The portfolio managers and principals are Josephine Jimenez, CFA, Bryan Sudweeks, Ph. D, CFA, Frank Chiang, Jose de Gusmao Fiuza, Stuart Quint, and Jesus Isidoro Duarte.


STATE STREET GLOBAL ADVISORS, UNITED KINGDOM, LIMITED

     State Street Global Advisors, United Kingdom, Limited is an indirect subsidiary of State Street Corporation. The portfolio managers are Murray Davey and Ken King.



                        SHORT GOVERNMENT FUND

JENNISON ASSOCIATES LLC


     Jennison Associates LLC is a wholly-owned subsidiary of The
Prudential Securities Company of America.

                  SHORT AND INTERMEDIATE BOND FUND

STANDISH, AYER & WOOD, INC.

     Edward H. Ladd, Director and Chairman, and George W. Noyes, Director and President, each owns more than 10% of the outstanding voting securities of Standish. Caleb F. Aldrich, Managing Director and Vice President, Davis B. Clayson, Managing Director and Vice President, Dolores S. Driscoll, Managing Director and Vice President, Richard C. Doll, Director and Vice President, Maria D. Furman, Director and Vice President, and Richard S. Wood, Director, Vice President and Secretary, each own more than 5% of the outstanding voting securities of Standish. Nicholas S. Battelle, David H. Cameron, Karen K. Chandor, , James E. Hollis, III, Laurence A. Manchester, Arthur H. Parker, Howard B. Rubin, Austin C. Smith, Ralph S. Tate, W. Charles Cook, Joseph M. Corrado, Mark A. Flaherty, Raymond J. Kubiak, Thomas P. Sorbo, David C. Stuehr and Michael W. Thompson are each a Director and Vice President of Standish. Each owns less than 5% of the outstanding voting securities of Standish.

                     INTERMEDIATE MORTGAGE FUND

JENNISON ASSOCIATES LLC
(See SHORT GOVERNMENT FUND)


                              BOND FUND

LOOMIS, SAYLES & COMPANY, L.P.


     Loomis, Sayles & Company, L.P.'s sole general partner, Loomis, Sayles & Company, Inc., is a wholly-owned subsidiary of New England Investment Companies Operating Partnership, L.P. ("NEICOP"). NEICOP's advising general partner is New England Investment Comapnies, L.P. ("NEIC"), a publicly-traded company whose interests are listed on the NYSE. NEICOP's managing partner and NEIC's sole general partner is a corporation that is indirectly wholly-owned by Metropolitan Life Insurance Corp.


                          GLOBAL BOND FUND

ROGGE GLOBAL PARTNERS plc

     Rogge Global Partners plc. is owned by United Asset Management, a public company.

       VII. ADMINISTRATIVE SERVICES; DISTRIBUTION ARRANGEMENTS

     The Trust has also retained the services of The Managers Funds, L.P. as administrator (the "Administrator").

     The Managers Funds, L.P. also serves as distributor (the "Distributor") in connection with the offering of each Fund's shares on a no-load basis. The Distributor bears certain expenses associated with the distribution and sale of shares of the Funds. The Distributor acts as agent in arranging for the sale of each Fund's shares without sales commission or other compensation and bears all advertising and promotion expenses incurred in the sale of shares.

     The Distribution Agreement between the Trust and the Distributor may be terminated by either party under certain specified circumstances and will automatically terminate on assignment in the same manner as the Fund Management Agreement. The Distribution Agreement may be continued annually if specifically approved by the Trustees or by a vote of the Trust's outstanding shares, including a majority of the Trustees who are not "interested persons" of the Trust or the respective Distributor, as such term is defined in the 1940 Act, cast in person at a meeting called for the purpose of voting on such approval.

               VIII. PORTFOLIO SECURITIES TRANSACTIONS

     The Asset Management Agreements between the Manager and the Asset Managers provide, in substance, that in executing portfolio transactions and selecting brokers or dealers, the principal objective of each Asset Manager is to seek best price and execution. It is expected that securities will ordinarily be purchased in the primary markets, and that in assessing the best net price and execution available to the applicable Fund, the Asset Manager shall consider all factors it deems relevant, including the breadth of the market in the security, the price of the security, the financial condition and execution capability of the broker or dealer and the reasonableness of the commission, if any (for the specific transaction and on a continuing basis).

     In addition, the Asset Managers, in selecting brokers to execute particular transactions and in evaluating the best net price and execution available, are authorized by the Trustees to consider the "brokerage and research services" (as those terms are defined in Section 28(e) of the Securities Exchange Act of 1934), provided by the broker. The Asset Managers are also authorized to cause a Fund to pay a commission to a broker who provides such brokerage and research services for executing a portfolio transaction which is in excess of the amount of commission another broker would have charged for effecting that transaction. The Asset Managers must determine in good faith, however, that such commission was reasonable in relation to the value of the brokerage and research services provided viewed in terms of that particular transaction or in terms of all the accounts over which the Asset Manager exercises investment discretion. Brokerage and research services received from such brokers will be in addition to, and not in lieu of, the services required to be performed by each Asset Manager. The Funds may purchase and sell portfolio securities through brokers who provide the Fund with research services.

     The Trustees will periodically review the total amount of commissions paid by each Fund to determine if the commissions paid over representative periods of time were reasonable in relation to commissions being charged by other brokers and the benefits to each Fund of using particular brokers or dealers. It is possible that certain of the services received by the Asset Manager attributable to a particular transaction will primarily benefit one or more other accounts for which investment discretion is exercised by the Asset Managers.

     The fees of the Asset Managers are not reduced by reason of their receipt of such brokerage and research services. Generally, no Asset Manager provides any services to any Fund except portfolio investment management and related record-keeping services. However, an Asset Manager for a particular Fund or its affiliated broker-dealer may execute portfolio transactions for such Fund and receive brokerage commissions, or markups, for doing so in accordance with Sections 17(a) and 17(e) of the 1940 Act and the procedures adopted by the Trustees in accordance with the rules thereunder, and the terms of any exemptive order issued by the Securities and Exchange Commission. An Asset Manager for a Fund or its affiliated broker-dealers may not act as principal in any portfolio transaction for any Fund with which it is affiliated.

     In allocating portfolio transactions for a Fund among several broker-dealers, an Asset Manager may, but is not required to, take into account any sales of shares of that Fund by the broker-dealer or by an affiliate of the broker-dealer.

     For the fiscal year ended December 31, 1997, the aggregate brokerage commissions paid by each of the Funds incurring any such commissions was $126,564 for Income Equity Fund, $371,969 for Capital Appreciation Fund, $616,474 for Special Equity Fund and $675,238 for International Equity Fund. For the period February 9, 1998 (commencement of operations) to March 31, 1998, the aggregate brokerage commissions paid by Emerging Markets Equity Fund was $8,308. For the fiscal year ended December 31, 1996, the aggregate brokerage commissions paid by each of the Funds incurring any such commissions were $44,936 for Income Equity Fund, $421,852 for Capital Appreciation Fund, $278,627 for Special Equity Fund and $555,519 for International Equity Fund. For the fiscal year ended December 31, 1995, the aggregate brokerage commissions paid by each of the Funds incurring any such commissions were $69,964 for Income Equity Fund,$283,673 for Capital Appreciation Fund, $119,418 for Special Equity Fund and $421,365 for International Equity Fund.


     During the fiscal year ended December 31, 1996, the Capital Appreciation Fund paid brokerage commissions totaling $49,756 to Fahnestock & Co.("Fahnestock"), an affiliated broker-dealer of Hudson Capital Advisers which then served as an Asset Manager. Effective September 1996, Husic Capital Management replaced Hudson Capital Advisers as an Asset Manager for this Fund. During the fiscal year ended December 31, 1995, the Capital Appreciation Fund paid brokerage commissions totaling $41,584 to Fahnestock. The brokerage commissions paid to Fahnestock by the Capital Appreciation Fund represented 12% of the total brokerage commissions paid by that fund during the fiscal year ended December 31, 1996 and 15% during the fiscal year ended December 31, 1996. Such commissions were paid in connection with portfolio transactions the dollar amount of which represented 8% and 16%, respectively, of the aggregate dollar amount of all portfolio transactions involving the payment of commissions by the Fund during those fiscal years. Brokerage commissions were paid to Fahnestock in compliance with procedures established by the Trustees, pursuant to which the commissions were determined to be comparable to commissions charged by other brokers for similar transactions and by Fahnestock to similarly situated clients.

                         IX. NET ASSET VALUE
;
     The net asset value of the shares of each Fund is determined each day on which the New York Stock Exchange ("NYSE") is open for trading (a "Pricing Day"). The weekdays that the NYSE is expected to be closed are New Year's Day, Martin Luther King Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.

Assets of the Funds are valued as follows:

     Equity securities traded on a domestic or international securities exchange are valued at the last quoted sales price, or lacking any sales, on the basis of the last quoted bid price in each instance on the principal exchange in which the securities trade. Over-the-counter securities for which market quotations are readily available are valued at the last quoted bid price. Fixed income securities are valued based on valuations furnished by independent pricing services. Some of these services utilize matrix systems which reflect such factors as security prices, yields, maturities and ratings, and are supplemented by dealer and exchange quotations. Short-term investments, having a remaining maturity of 60 days or less are valued at amortized cost.


     In the event that market quotations are not readily available to price a particular security, then the security must be priced in good faith by the Manager pursuant to procedures established by the Board of Trustees, subject to the supervision and approval of the Board or a committee thereof. . In such an event, the Manager will use its best efforts to consider various factors to determine the fair value of the security, such as the overall movement of the market and current
market conditions   and their impact on the particular security.  The
Manager will arrive at a recommendation of the fair value of the security, and such recommendation along with the background information on which the recommendation is based will be presented to the Pricing Committee of the Board of Trustees for approval.

     Trading of securities owned by a Fund, particularly the International Equity Fund, Emerging Markets Equity Fund and Global Bond Fund, for which the principal trading market is a foreign securities exchange may occur on days other than Pricing Days. Accordingly, the values of securities in a Fund's portfolio may be subject to changes on such days, which changes would not be reflected in the Fund's net asset value until the next Pricing Day. In addition, trading on foreign securities exchanges may not take place on all Pricing Days. Generally securities traded on foreign securities exchanges will be valued for net asset value purposes at the close of the principal exchange on which they are traded, which may not be the same time that the Fund's net asset values are determined. If an event occurs after the close of a principal exchange that is likely to affect the valuation of a particular security trading on that exchange, such security may be valued at fair value, as determined in good faith by the Manager pursuant to procedures established by the Trustees and subject to the supervision and approval of the Board or a committee thereof.

     For purposes of determining the net asset value of any Fund which holds non-dollar denominated portfolio instruments, all assets and liabilities initially expressed in foreign currency values will be converted into U.S. dollar values at the mean between the bid and offered quotations of such currencies against U.S. dollars as last quoted by any recognized dealer. If such quotations are not available, the rate of exchange will be determined in accordance with policies established in good faith by the Trustees.

Gains or losses between trade and settlement dates resulting from changes in exchange rates between the U.S. dollar and a foreign currency are borne by the Fund. To protect against such losses, the International Equity Fund and Global Bond Fund may enter into forward foreign currency exchange or futures contracts, which will also have the effect of limiting any such gains. See "Other Information-Forward Foreign Currency Exchange Contracts."

                         X. TAX INFORMATION

     Each Fund intends to qualify each year as a regulated investment company ("RIC") under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). In order to so qualify, a RIC must, among other things, (i) derive at least 90% of its gross income from dividends, interest, payments with respect to certain securities loans, gains from the sale of securities, certain gains from foreign currencies, or other income (including but not limited to gains from options, futures or forward contracts) derived with respect to its business of investing in such stock, securities or currencies;(ii) distribute at least 90% of its dividend, interest and certain other taxable income ("Investment Company Taxable Income") each year, as well as 90% of its net tax-exempt interest income; (iii) at the end of each fiscal quarter maintain at least 50% of the value of its total assets in cash, government securities, securities of other regulated investment companies, and other securities of issuers which represent, with respect to each issuer, no more than 5% of the value of the RIC's total assets and 10% of the outstanding voting securities of such issuer; and (iv) at the end of each fiscal quarter have no more than 25% of its assets invested in the securities (other than those of the U.S. government or other RICs) of any one issuer or of two or more issuers which the RIC controls and which are engaged in the same, similar or related trades and businesses. In any year in which a RIC distributes 90% of its Investment Company Taxable Income and 90% of its net tax-exempt interest income, it will not be subject to corporate income tax on amounts distributed to its shareholders.

     If for any taxable year a Fund does not qualify as a RIC, all of its taxable income (including its net capital gain) will be subject to tax at regular corporate rates without any deduction for distributions to shareholders, and such distributions will be taxable as ordinary dividends to the extent of such Fund's current and accumulated earnings and profits. Such distributions generally will be eligible for the dividends-received deduction in the case of corporate shareholders.

     If for any taxable year a Fund complies with certain requirements, then some or all of the dividends (excluding capital gain distributions) payable out of income of the Fund that are attributable to dividends received from domestic corporations may qualify for the 70% dividends-received deduction available to corporations.

     Ordinary income distributions and distributions of net realized short-term capital gains to shareholders who are liable for federal income taxes will be taxed as ordinary dividend income to such shareholders. Distributions of net long-term capital gains to such shareholders are taxable as either 28% rate gain or 20% rate gain, depending upon the Fund's holding period in the asset disposed of and regardless of how long such shareholders have held shares of a Fund. These provisions apply whether the dividends and distributions are received in cash or accepted in shares. Any loss realized upon the redemption of shares within six months from the date of their purchase will be treated as a long-term capital loss to the extent of any distribution of net long-term capital gains during such six-month period.

A loss may be disallowed on the sale of shares of a Fund to the extent the shareholder acquired other Fund shares within 30 days prior to the sale of the loss shares or 30 days after such sale.

     Dividends and other distributions by any Fund, as well as gain on the sale or exchange of shares of a Fund, may also be subject to state and/or local taxes. Shareholders should consult with their own tax advisers concerning the foregoing state and local tax consequences of investing in a Fund. Additionally, shareholders who are foreign persons should consult with their own tax advisers concerning the foreign tax consequences of investing in a Fund.

     All of the Funds except for International Equity Fund may invest in futures contracts or options. Certain options, futures contracts and options on futures contracts are "section 1256 contracts." Any gains or losses on section 1256 contracts are generally considered 60% long-term and 40% short-term capital gains or losses ("60/40") regardless of the length of time the contract was held. Also, section 1256 contracts held by a Fund at the end of each taxable year are treated for federal income tax purposes as being sold on such date for their fair market value. The resultant paper gains or losses are also treated as 60/40 gains or losses. When the section 1256 contract is subsequently disposed of, the actual gain or loss will be adjusted by the amount of any preceding year-end paper gain or loss. The use of section 1256 contracts may force a Fund to distribute to shareholders paper gains that have not yet been realized in order to avoid federal income tax liability.

     Certain Funds may invest in obligations (such as zero coupon bonds) which are issued with original issue discount ("OID"). Under the code, OID is accrued as investment income over the life of the investment even in the absence of cash payments. Accordingly, such Funds may be required to sell some of their assets in order to satisfy the distribution requirements applicable to RICs.

     Foreign currency gains or losses on non-U.S. dollar denominated bonds and other similar debt instruments and on any non-U.S. dollar denominated forward contracts generally will be treated as ordinary income or loss. Any non-U.S. dollar denominated futures or options contract may be treated as either ordinary income or capital gain if it meets the requirements of Section 1256.

     Certain hedging transactions undertaken by a Fund may result in "straddles" for federal income tax purposes. The straddle rules may affect the character of gains (or losses) realized by the Fund. In addition, losses realized by the Fund on positions that are part of a straddle may be deferred, rather than being taken into account in calculating taxable income for the taxable year in which such losses are realized. Because only a few regulations implementing the straddle rules have been promulgated, the tax consequences of hedging transactions to the Fund are not entirely clear. The hedging transactions may increase the amount of capital gain realized by the Fund which, depending on its character, may be a capital gain taxed as ordinary income when distributed to shareholders. The Fund may make one or more of the elections available under the Code which are applicable to straddles. If the Fund makes any of the elections, the amount, character and timing of the recognition of gains or losses from the affected straddle positions will be determined under rules that vary according to the elections made. The rules applicable under certain of the elections operate to accelerate the recognition of gains or losses from the affected straddle positions. Because application of the straddle rules may affect the character of gains or losses, defer losses and/or accelerate the recognition of gains or losses from the affected straddle positions, the amount which must be distributed to shareholders, and which will be taxed to shareholders as ordinary income or long-term capital gain in any year, may be increased or decreased substantially as compared to a fund that did not engage in such hedging transactions. The diversification requirements applicable to each Fund's assets may limit the extent to which each Fund will be able to engage in transactions in options, futures contracts or options on futures contracts.

     Newly-enacted Code Section 1259 will require the recognition of gain (but not loss) if a Fund makes a "constructive sale" of an appreciated financial position (e.g. stock). A Fund generally will be considered to make a constructive sale of an appreciated financial position if it sells the same or substantially identical property short, enters into a futures or forward contract to deliver the same or substantially identical property, or enters into certain other similar transactions.

     The International Equity, Emerging Markets Equity, Global Bond, Bond, Short and Intermediate Bond and Short Government Funds may be subject to a tax on dividend or interest income received from securities of a non-U.S. issuer withheld by a foreign country at the source. The United States has entered into tax treaties with many foreign countries which entitle the Funds to a reduced rate of tax or exemption from tax on such income. It is impossible to determine the effective rate of foreign tax in advance since the amount of each Fund's assets to be invested within various countries is not known. If more than 50% of such a Fund's total assets at the close of a taxable year consists of stock or securities in foreign corporations, and the Fund satisfies the holding period requirements, the Fund may elect to pass through to its shareholders the foreign income taxes paid thereby. In such case, the shareholders would be treated as receiving, in addition to the distributions actually received by the shareholders, their proportionate share of foreign income taxes paid by the Fund, and will be treated as having paid such foreign taxes. The shareholders will be entitled to deduct or, subject to certain limitations, claim a foreign tax credit with respect to such foreign income taxes. A foreign tax credit will be allowed for shareholders who hold the Fund for at least 16 days during the 30-day period beginning on the date that is 15 days before the ex-dividend date. Beginning in 1998, shareholders who have been passed through foreign tax credits of no more than $300 ($600 in the case of married couples filing jointly) during a tax year can elect to claim the foreign tax credit for these amounts directly on their federal income tax returns (IRS Forms 1040) without having to file a separate Form 1116. It should be noted that only shareholders who itemize deductions may deduct foreign income taxes paid by them.

     Shareholders of each Fund will be notified each year of the amounts and tax status of dividends and distributions from their Fund. The notification may contain information for corporate shareholders of the Funds that are subject to federal income taxation of the extent to which, if any, the dividends paid by each Fund qualify for a deduction for dividends received. Despite such notification, the dividends-received deduction will not be available if the corporate shareholder has held shares of a Fund for less than 46 days and will be reduced to the extent that the acquisition of the shares was financed with indebtedness.

     Under the federal income tax law, each Fund will be required to report to the Internal Revenue Service all distributions of taxable income and capital gains as well as gross proceeds from all redemptions of shares except in the case of certain exempt shareholders. Under the backup withholding provisions of the Code, such distributions and redemption proceeds may be subject to withholding of federal income tax at the rate of 31% in the case of non-exempt shareholders who fail to furnish the Fund with their correct taxpayer identification numbers and with required certifications regarding their status under the federal income tax law, or with respect to those shareholders whom the Internal Revenue Service notifies the Funds of certain other non-compliance. If these withholding provisions are applicable, any distributions to, and proceeds received by, shareholders, whether taken in cash or reinvested in shares, will be reduced by the amounts required to be withheld.

     The Code imposes a four percent nondeductible excise tax on each regulated investment company with respect to the amount, if any, by which such company does not meet distribution requirements specified under such tax law. Each Fund intends to comply with such distribution requirements and thus does not expect to incur the four percent nondeductible excise tax although it may not be possible for the Funds to avoid this tax in all instances.

     The foregoing discussion relates solely to U.S. federal income tax law. Non-U.S. investors should consult their tax advisers concerning the tax consequences of ownership of shares of a Fund, including the possibility that distributions may be subject to a 30% United States withholding tax (or a reduced rate of withholding provided by treaty).

     The foregoing is a general and abbreviated summary of the applicable provisions of the Code and Treasury Regulations currently in effect. For the complete provisions, reference should be made to the pertinent Code sections and the Treasury Regulations promulgated thereunder. The above discussion covers only Federal income tax considerations with respect to the Funds and their shareholders. Foreign, state and local tax laws vary greatly, especially with regard to the treatment of dividends from U.S. Government sources. Shareholders should consult their own tax advisers for additional or more current information regarding the Federal, foreign, state, and local tax treatment of each Fund's shareholders and with respect to their own tax situation.


   XI. CUSTODIAN, TRANSFER AGENT AND INDEPENDENT PUBLIC ACCOUNTANT

     State Street Bank and Trust Company ("State Street" or the "Custodian"), 1776 Heritage Drive, North Quincy, Massachusetts, as Custodian for all the Funds, is responsible for holding all cash assets and all portfolio securities of the Funds, releasing and delivering such securities as directed by the Funds, maintaining bank accounts in the names of the Funds, receiving for deposit into such accounts payments for shares of the Funds, collecting income and other payments due the Funds with respect to portfolio securities and paying out monies of the Funds. In addition, when any of the Funds trade in futures contracts and those trades would require the deposit of initial margin with a futures commission merchant ("FCM"), the Fund will enter into a separate special custodian agreement with a custodian in the name of the FCM which agreement will provide that the FCM will be permitted access to the account only upon the Fund's default under the contract. The Custodian is affiliated with State Street Global Advisors, United Kingdom, Limited, one of the sub-advisers to Managers Emerging Markets Equity Fund, and pursuant to certain interpretations of the staff of the Securities and Exchange Commission, the assets of Managers Emerging Markets Equity Fund may be deemed to be in the Fund's custody for purposes of Rule 17f-2 under the Act. Accordingly, the requirements of Rule 17f-2 will be followed with respect to Managers Emerging Markets Equity Fund.

     The Custodian is authorized to deposit securities in securities depositories or to use the services of sub-custodians, including foreign sub-custodians, to the extent permitted by and subject to the regulations of the Securities and Exchange Commission.

     Boston Financial Data Services, Inc., P.O. Box 8517, Boston,
Massachusetts 02266-8517, serves as the Transfer Agent for each of the Funds.

     Coopers & Lybrand L.L.P., One Post Office Square, Boston,
Massachusetts 02109, is the independent public accountant for each of the Funds.

      XII. CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES

     As of April 8, 1998, Charles Schwab & Co. "controlled" (within the meaning of the 1940 Act i.e., owned in excess of 25% of the shares
of) the Special Equity and International Equity Funds. An entity which "controls" a particular Fund could have effective voting control over the operations of that Fund.


     The following chart identifies those shareholders of record on April 8, 1998 holding 5% or more of the outstanding shares of any of the Funds. Certain of these shareholders are omnibus processing organizations.


Income Equity Fund

     Huntington Trust Company, Columbus, Ohio (6%)
     Huntington National Bank, Columbus, Ohio (13%)
     Charles Schwab & Co., Inc., San Francisco, California (21%)


Capital Appreciation Fund


     Huntington National Bank, Columbus, Ohio  (5%)
     Charles Schwab & Co., Inc., San Francisco, California (9%)

Special Equity Fund

     Huntington Trust Company, Columbus, Ohio (5%)
     Charles Schwab & Co., Inc., San Francisco, California (37%)


International Equity Fund

     Huntington Trust Company, Columbus, Ohio (5%)
     Resource Bank, Minneapolis, Minnesota (7%)
     Charles Schwab & Co., Inc., San Francisco, California (26%)


Emerging Markets Equity Fund


     Resource Bank, Minneapolis, Minnesota  (8%)
     Donaldson, Lufkin & Jenrette, Jersey City, New Jersey  (19%)

Short Government Fund

     Charles Schwab & Co., Inc., San Francisco, California (8%)

Short and Intermediate Bond Fund

     Huntington Trust Company, Columbus, Ohio (7%)

Intermediate Mortgage Fund

     Roman Catholic Diocese, Syracuse, New York (9%)

Bond Fund

     Charles Schwab & Co., Inc., San Francisco, California (15%)

     All shareholders are entitled to one vote for each share held. There is no cumulative voting. Accordingly, the holder or holders of more than 50% of the shares of the Trust would be able to elect all the Trustees. With respect to the election of Trustees and ratification of accountants the shareholders of separate Funds vote together; they generally vote separately by Fund on other matters.

                       XIII. OTHER INFORMATION

     Following is a description of various financial instruments and other terms referred to in the prospectus and statement of additional information.

     Asset-Backed Securities -- Through the use of trusts and special purpose corporations, various types of assets, primarily automobile and credit card receivables and home equity loans, have been securitized in pass-through structures similar to mortgage pass-through structures or in a pay-through structure similar to the CMO structure. A Fund may invest in these and other types of asset-backed securities that may be developed in the future. Asset-backed securities present certain risks that are not presented by mortgage-backed securities. Primarily, these securities do not have the benefit of a security interest in the related collateral. Credit card receivables are generally unsecured and the debtors are entitled to the protection of a number of states and federal consumer credit laws, some of which may reduce the ability to obtain full payment. In the case of automobile receivables, the security interests in the underlying automobiles are often not transferred when the pool is created, with the resulting possibility that the collateral could be resold. In general, these types of loans are of shorter average life than mortgage loans and are less likely to have substantial prepayments.

     Bankers Acceptances -- Bankers acceptances are short-term credit instruments used to finance the import, export, transfer or storage of goods. They are termed "accepted" when a bank guarantees their payment at maturity. Eurodollar bankers acceptances are U.S. dollar denominated bankers acceptances "accepted" by foreign branches of major U.S. commercial banks.

     Cash Equivalents -- Cash equivalents include certificates of deposit, bankers acceptances, government obligations, commercial paper, short-term corporate debt securities and repurchase agreements.

     Certificates of Deposit -- Certificates of deposit are issued against funds deposited in a bank (including eligible foreign branches of U.S. banks), are for a definite period of time, earn a specified rate of return and are normally negotiable.

     Commercial Paper -- Commercial paper refers to promissory notes representing an unsecured debt of a corporation or finance company which matures in less than nine (9) months. Eurodollar commercial paper refers to notes payable by European issuers in U.S. dollars.

     Covered Call Options -- The Equity Funds, other than the International Equity Fund and Emerging Markets Equity Fund, each may write covered call options on individual stocks, equity indices and futures contracts, including equity index futures contracts. The Income Funds each may write covered call options on individuals bonds and on interest rate futures contracts. With the exception of the Short Government Fund and the Intermediate Mortgage Fund, all written call options must be listed on a national securities exchange or futures exchange. The Short Government Fund and the Intermediate Mortgage Fund may write unlisted options in negotiated transactions. (See "Dealer Options and "Puts and Calls".) The Funds will not change these policies until this Statement of Additional Information has been appropriately supplemented, and existing shareholders will be notified of such a change in the next regular report to them.

     A call option is a short-term contract (ordinarily having a duration of nine months or less) which gives the purchaser of the option, in return for a premium paid, the right to buy, and the writer the obligation to sell, the underlying security, financial instrument, index or futures contract at the exercise price at any time prior to the expiration of the option, regardless of the market price of the security, financial instrument, index or futures contract during the option period. A call option is "covered" if the Fund writing the option owns, (or has the immediate right to acquire without the payment of additional consideration), the underlying security or financial instrument, owns financial instruments whose returns are closely correlated with the financial instruments on which the option is written or segregates with the Custodian sufficient cash and/or short-term high quality securities to meet its obligations under the call.

     In order to terminate its obligation under an outstanding option which it has written, a Fund may make a "closing purchase transaction" i.e., purchase a call option on the same financial instrument, index or futures contract with the same exercise price and the same expiration date. The Fund will realize a gain or loss from a closing purchase transaction if the amount paid to purchase a call option is less or more, respectively, than the amount received from the sale thereof. A Fund may not effect a closing purchase transaction with respect to a written option after it has been notified of the exercise of the option. When a security, financial instrument, index or futures contract underlying a covered call option is sold from a Fund's portfolio, the Fund must effect a closing purchase transaction so as to close out any existing covered call option on that security, financial instrument, index or futures contract. A closing purchase transaction may be made only on an exchange which provides a secondary market for an option with the same exercise price and expiration date. There is no assurance that a liquid secondary market on an exchange will exist for any particular option, or at any particular time, and for some options no secondary market on an exchange may exist. If a Fund is unable to effect a closing purchase transaction, the Fund will not be able to sell the underlying security, financial instrument, index or futures contract until the option expires.

     The writing of option contracts is a highly specialized activity which involves investment techniques and risks different than those ordinarily associated with investment companies. A Fund pays brokerage commissions in connection with writing covered call options (or covered put options as discussed below) and effecting closing purchase transactions, as well as for purchases and sales of the underlying security, financial instrument, index or futures contract. The writing of covered call options could result in significant increases in a Fund's portfolio turnover rate, especially during periods when market prices of the underlying security, financial instrument, index or futures contract appreciate. See "Portfolio Turnover."

     Covered Put Options -- The Equity Funds, except for the
International Equity Fund and the Emerging Markets Equity Fund, may write covered put options on individual stocks, equity indices and equity index futures contracts. The Income Funds, may write covered put options on individual bonds and on interest rate futures contracts.

     A put option is a short-term contract (ordinarily having a duration of nine months or less) which gives the purchaser of the option, in return for a premium paid, the right to sell, and the writer the obligation to buy, the underlying security, financial instrument, index or futures contract at the exercise price at any time prior to the expiration of the option, regardless of the market price of the financial instrument, index or futures contract during the option period. A put option is "covered" if the Fund writing the option segregates with the Custodian sufficient cash and/or short-term high quality securities to meet its obligations under the put (or holds a put option on the same underlying security or financial instrument at an equal or greater exercise price with the same expiration date). The writer of a put option assumes the risk of a decrease in the value of the underlying security, financial instrument, index or futures contract. If such a decrease occurred, the option could be exercised and the underlying security, financial instrument, index or futures contract would then be sold to the writer at a price higher than its then current market value.

     A Fund may enter into closing purchase transactions on put options i.e., purchase a put option on the same financial instrument, index or futures contract with the same exercise price and the same expiration date. The Fund will realize a gain or loss from a closing purchase transaction if the amount paid to purchase a put option is less or more than the amount received from the sale thereof. A Fund may not effect a closing purchase transaction with respect to a written option after it has been notified of the exercise of the option. When the security, financial instrument, index, or futures contract underlying a covered put option is sold from the Fund's portfolio, the Fund must effect a closing purchase transaction to close out any existing put option on that security or other instrument. A closing purchase transaction may be made only on an exchange which provides a secondary market for an option with the same exercise price and expiration date. There is no assurance that a liquid secondary market on an exchange will exist for any particular option, or at any particular time, and for some options no secondary market on an exchange may exist.

     Dealer Options -- Also known as OTC options, these are puts and calls for which the strike price, expiration and premium are privately negotiated. See "Other Information -- Puts and Calls." The Short Government Fund and the Intermediate Mortgage Fund may engage in dealer options, but only with major financial institutions who are member banks of the Federal Reserve System and approved as primary dealers in United States government securities by the Federal Reserve Bank of New York, and whose creditworthiness and financial strength are judged by the Asset Manager to be at least as good as that of financial institutions to which the Fund may loan portfolio securities. See "Other Information -
- Loan Transactions."

     Equity Index Futures Contracts -- The Capital Appreciation Fund, Income Equity Fund and Special Equity Fund may enter into equity index futures contracts. An equity index futures contract is an agreement by the Fund to buy or sell an index relating to equity securities at a specified date and price. No payment is made when the Fund buys a futures contract and neither the index nor any securities are delivered when the Fund sells a futures contract. Instead, the Fund makes a deposit called an "initial margin" equal to a percentage of the contract's value. Payment is made when the contract expires unless an offsetting transaction has been entered into. Equity index futures contracts will be used only as a hedge against anticipated changes in the level of stock prices or otherwise to the extent transactions permitted to entities exempt from the definition of the term commodity pool operator. See "Investment Restrictions."

     Eurodollar Bonds -- U.S. dollar-denominated bonds or debentures issued outside the United States.

     European Currency Unit Bonds -- The European Currency Unit ("ECU") is a basket of European currencies consisting of specified amounts of the currencies of ten members of the European community. The ECU is used by members as their budgetary currency to determine official claims and debts. It fluctuates with the daily exchange rate changes of the constituent currencies. The ECU is now defined by the following ten currencies: German Deutschmark, British Pound, French Franc, Italian Lira, Dutch Guilder, Belgian Franc, Luxembourg Franc, Finish Kroner, Irish Pound, and Greek Drachma. ECU bonds are bonds or debentures denominated in ECUs.

     Foreign Currency Considerations -- Since the assets of the Emerging Markets Equity Fund will be principally invested in equity securities of companies in emerging markets, substantially all of the income which is derived from the investments will be in foreign currency. The Fund, however, will compute and distribute, as of the date that the income is earned by the Fund, its income at the foreign exchange rate that is in effect on that date. If the value of the foreign currency in which the Fund receives its income falls in relation to the U.S. dollar between the time that the Fund earns the income and the time that it takes to convert it to U.S. Dollars, the Fund may, however, be required to liquidate securities in order to make distributions if the Fund has insufficient cash in U.S. dollars to make the distributions. In turn, the liquidation of investments, if necessary, may have an adverse impact on the Fund's performance.

     The asset managers of the Emerging Markets Equity Fund will not routinely attempt to hedge the Fund's foreign currency exposure. However, the Fund may, in order to protect some or all of its portfolio from currency risks, engage in hedging transactions. For a description of such hedging strategies, see "Hedging Techniques" in the prospectus.

      Forward Foreign Currency Exchange Transactions -- The value of the assets of the International Equity Fund, Emerging Markets Equity Fund, Global Bond Fund, and the value of any foreign securities of other Funds, will be affected favorably or unfavorably by changes in foreign currency exchange rates and exchange control regulations, and such Funds may incur costs in connection with conversions between various currencies.

        The Funds will not hold foreign currency except in connection with the purchase and sale of foreign portfolio securities. Each Fund may enter into currency exchange transactions at the time of purchase or sale of a security by buying or selling a currency on a spot (i.e., cash) basis at the spot rate prevailing in the foreign currency exchange market. Alternatively, when a Fund enters into a contract for the purchase or sale of a security denominated in a foreign currency, it may desire to fix the expected cost or proceeds of the transaction relative to another currency through forward contracts to purchase or sell foreign currencies ("forward contracts").

       A forward foreign currency exchange contract involves an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon the parties, at a price set at the time of the contract. The forward contract may be denominated in U.S. dollars or may be a "cross-currency" contract where the forward contract is denominated in a currency other than U.S. dollars. These contracts are traded directly between currency traders (usually large commercial banks) and their customers. The Custodian will segregate cash or marketable securities in an amount not less than the value of each Fund's total assets committed to forward contracts. If the value of the securities segregated declines, additional cash or securities will be added on a daily basis, i.e, "marked-to-market," so that the segregated amount will not be less than the amount of each Fund's commitments with respect to such contracts. Generally, the Funds will not enter into forward contracts with a term of greater than 90 days.

      At the maturity of a forward contract, a Fund may either accept or deliver the foreign currency or may terminate the obligation under the forward contract by purchasing an "offsetting" forward contract with the same currency trader obligating the Fund to sell or purchase, on the same maturity date, the same amount of the foreign currency. If a Fund engages in an offsetting transaction, the Fund will incur a gain or a loss to the extent that there has been movement in forward contract prices. For example, should currency prices decline during the period between entering into a forward contract for the sale of a foreign currency and the date the Fund enters into an offsetting contract for the purchase of the foreign currency, the Fund will realize a gain to the extent the price of the currency the Fund has agreed to sell exceeds the price of the currency it has agreed to purchase. Should currency prices increase, the Fund will suffer a loss to the extent the price of the currency the Fund has agreed to purchase exceeds the price of the currency the Fund has agreed to sell. If a Fund engages in an offsetting transaction, it may subsequently enter into a new forward contract with respect to the foreign currency.

      To the extent that a Fund enters into foreign currency futures contracts, it will be subject to similar risk considerations. For more information concerning futures contracts, see "Certain Securities and Investment Techniques and Related Risks -- Hedging Techniques -- Futures Contracts" in the Prospectuses.

      The forecasting of currency movements is extremely difficult and the successful execution of a hedging strategy is highly uncertain. Moreover, it is impossible to forecast with absolute precision the market value of portfolio securities at the expiration of a hedging transaction. For example, it may be necessary for the Fund to purchase additional foreign currency on the spot market (and bear the expense of such purchase) if the market value of a security is less than the amount of foreign currency the Fund is obligated to deliver and if a decision is made to sell the security and make delivery of the foreign currency. Conversely, it may be necessary to sell on the spot market some of the foreign currency received upon the sale of the portfolio security if its market value exceeds the amount of foreign currency the Fund is obligated to deliver.

       Foreign currency exchange transactions do not eliminate fluctuations in the underlying prices of the securities. They simply establish rates of exchange for some future point in time. Additionally, although such transactions may tend to minimize the risk of loss due to a decline in the value of the hedged currency, at the same time they tend to limit any potential gain which might result should the value of such currency increase.

      The International Equity Fund and the Emerging Markets Equity Fund do not intend to enter into forward contracts on a regular or continuous basis, and will not do so if, as a result, the Fund would have more than 25% of the value of its respective total assets committed to such contracts. The other Funds, except for Global Bond Fund, do not intend to enter into forward contracts on a regular or continuous basis, and will not do so if, as a result, the Fund would have more than 5% of the value of its total assets committed to such contracts. The Funds, except for Global Bond Fund, will also not enter into forward contracts or maintain a net exposure in such contracts where the Funds would be obligated to deliver an amount of foreign currency in excess of the value of the Fund's portfolio securities or other assets denominated in that currency. The Global Bond Fund may enter into forward contracts, unless, as a result, more than 50% of value of the Fund's total assets would be committed to such contracts.

     Interest Rate Futures Contracts -- The Income Funds may enter into interest rate futures contracts. An interest rate futures contract is an agreement by the Fund to buy or sell fixed-income securities at a specified date and price. No payment is made when the Fund buys a futures contract and no securities are delivered when the Fund sells a futures contract. Instead, the Fund makes a deposit called an "initial margin" equal to a percentage of the contract's value. Payment or delivery is made when the contract expires unless an offsetting transaction has been entered into. Futures contracts will be used only as a hedge against anticipated interest rate changes or otherwise to the extent permitted to entities exempt from the definition of the term commodity pool operator. See "Investment Restrictions."

     Inverse Floating Obligations -- The Income Funds may invest up to 25% of their assets in "inverse floating obligations" or "residual interest bonds" (some of which are known as "support floaters").
These are variable rate securities on which interest rates typically decline as market rates increase and increase as market rates decline. Such instruments can be expected to be more volatile than fixed rate or other variable rate securities. For example, in periods of rising interest rates, the interest rate on an inverse floating obligation will decline, accentuating the decrease in the market value of the obligation. This has a similar effect on a Fund's net asset value as if the Fund had created a degree of leverage in its portfolio. The net asset value of a Fund which has invested a large percentage of its assets in inverse floaters will tend to be more volatile in periods of fluctuating interest rates than that of a Fund holding other types of variable rate and/or fixed-rate securities. To seek to limit a Fund's volatility, the Asset Managers may purchase inverse floaters with shorter term maturities or which contain limitations on the extent to which the interest rate may vary. The Asset Managers may also seek to limit volatility by diversifying the inverse floaters in a Fund's portfolio by the type of underlying security and by the type of index to which they are linked.

     The Funds typically purchase such issues directly from the issuing agency. The market for such obligations is liquid to the extent of the active participation in the secondary market of securities dealers and a variety of investors.

     Loan Transactions -- Loan transactions involve the lending of securities to a broker-dealer or institutional investor for its use in connection with short sales, arbitrages or other securities transactions. Loans of portfolio securities of a Fund will be made (if at all) in strictest conformity with applicable federal and state rules and regulations. The purpose of a loan transaction is to afford a Fund the opportunity to continue to earn income in addition to the income on the securities loaned.

     The Trustees understand that it is the current view of the staff of the SEC that a Fund is permitted to engage in loan transactions only if the following conditions are met: (1) the Fund must receive 100% collateral in the form of cash or cash equivalents, e.g., U.S. Treasury bills or notes, from the borrower; (2) the borrower must increase the collateral whenever the market value of the loaned securities (determined on a daily basis) rises above the level of the collateral; (3) the Fund must be able to terminate the loan after notice, at any time; (4) the Fund must receive reasonable interest on the loan or a fee from the borrower, as well as amounts equivalent to any dividends, interest or other distributions on the securities loaned and any increase in market value; (5) the Fund may pay only reasonable fees in connection with the loan; (6) voting rights on the securities loaned may pass to the borrower; however, if a material event affecting the investment occurs, the Trustees must be able to terminate the loan and vote proxies or enter into an alternative arrangement with the borrower to enable the Trustees to vote proxies. Excluding items (1) and (2), these practices may be amended by the Trustees from time to time as regulatory provisions permit.

     While there may be delays in recovery of loaned securities or even a loss of rights in collateral supplied should the borrower fail financially, loans will be made only to firms deemed by the Fund's Asset Manager to be of good standing and where the Asset Manager believes that the consideration to be earned from such loans would justify the risk. Such loan transactions are referred to in this Statement of Additional Information as "qualified" loan transactions.


     The cash collateral acquired through loan transactions may be invested in any obligation in which the applicable Fund is authorized to invest in accordance with its investment objectives including in shares of a money market fund. The investment of the cash collateral in other obligations subjects that investment as well as the security loaned to market forces, i.e., capital appreciation or depreciation, just like any other portfolio security.

     Mortgage-Related Securities -- Mortgage-related securities or pass-throughs are certificates issued by governmental, government-related and private organizations which are backed by pools of mortgage loans. These mortgage loans are made by lenders such as savings and loan institutions, mortgage bankers, commercial banks and others to residential home buyers throughout the United States. The securities are "pass-through" securities because they provide investors with monthly payments which in effect are a "pass-through" of the monthly payments of principal and interest made by the individual borrowers on the underlying mortgages, net of any fees paid to the issuer or guarantor of the pass-through certificates. The principal governmental issuer of such securities is the Government National Mortgage Association
(GNMA), which is a wholly-owned U.S. Government corporation within the Department of Housing and Urban Development. Government-related issuers include the Federal Home Loan Mortgage Corporation (FHLMC), a corporate instrumentality of the United States created pursuant to an act of Congress which is owned entirely by Federal Home Loan Banks, and the Federal National Mortgage Association (FNMA), a government sponsored corporation owned entirely by private stockholders. Commercial banks, savings and loan institutions, private mortgage insurance companies, mortgage bankers and other secondary market issuers also create pass-through pools of conventional residential mortgage loans. Such issuers may be the originators of the underlying mortgage loans as well as the guarantors of the mortgage-related securities.

     (1) GNMA Mortgage Pass-Through Certificates ("Ginnie Maes"). Ginnie Maes represent an undivided interest in a pool of mortgages that are insured by the Federal Housing Administration or the Farmers Home Administration or guaranteed by the Veterans Administration. Ginnie Maes entitle the holder to receive all payments (including prepayments) of principal and interest owed by the individual mortgagors, net of fees paid to the GNMA and to the issuer which assembles the mortgage pool and passes through the monthly mortgage payments to the certificate holders (typically, a mortgage banking firm), regardless of whether the individual mortgagor actually makes the payment. Because payments are made to certificate holders regardless of whether payments are actually received on the underlying mortgages, Ginnie Maes are of the "modified pass-through" mortgage certificate type. The GNMA is authorized to guarantee the timely payment of principal and interest on the Ginnie Maes. The GNMA guarantee is backed by the full faith and credit of the United States, and the GNMA has unlimited authority to borrow funds from the U.S. Treasury to make payments under the guarantee. The market for Ginnie Maes is highly liquid because of the size of the market and the active participation in the secondary market of securities dealers and a variety of investors.

     (2) FHLMC Mortgage Participation Certificates ("Freddie Macs"). Freddie Macs represent interests in groups of specified first lien residential conventional mortgages underwritten and owned by the FHLMC. Freddie Macs entitle the holder to timely payment of interest, which is guaranteed by the FHLMC. The FHLMC guarantees either ultimate collection or timely payment of all principal payments on the underlying mortgage loans. In cases where the FHLMC has not guaranteed timely payment of principal, the FHLMC may remit the amount due on account of its guarantee of ultimate payment of principal at any time after default on an underlying mortgage, but in no event later than one year after it becomes payable. Freddie Macs are not guaranteed by the United States or by any of the Federal Home Loan Banks and do not constitute a debt or obligation of the United States or of any Federal Home Loan Bank. The secondary market for Freddie Macs is highly liquid because of the size of the market and the active participation in the secondary market of the FHLMC, securities dealers and a variety of investors.

     (3) FNMA Guaranteed Mortgage Pass-Through Certificates ("Fannie Maes"). Fannie Maes represent an undivided interest in a pool of conventional mortgage loans secured by first mortgages or deeds of trust, on one family, or two to four family, residential properties. The FNMA is obligated to distribute scheduled monthly installments of principal and interest on the mortgages in the pool, whether or not received, plus full principal of any foreclosed or otherwise liquidated mortgages. The obligation of the FNMA under its guaranty is solely the obligation of the FNMA and is not backed by, nor entitled to, the full faith and credit of the United States.

     (4) Mortgage-related securities issued by private organizations. Pools created by non-governmental issuers generally offer a higher rate of interest than government and government-related pools because there are no direct or indirect government guarantees of payments in such pools. However, timely payment of interest and principal of these pools is often partially supported by various forms of insurance or guarantees, including individual loan, title, pool and hazard insurance. The insurance and guarantees are issued by government entities, private insurers and the mortgage poolers. Such insurance and guarantees and the creditworthiness of the issuers thereof will be considered in determining whether a mortgage-related security meets a Fund's investment quality standards. There can be no assurance that the private insurers can meet their obligations under the policies. Certain Funds may buy mortgage-related securities without insurance or guarantees if through an examination of the loan experience and practices of the poolers the Asset Manager of the Fund determines that the securities meet the Fund's quality standards. Although the market for such securities is becoming increasingly liquid, securities issued by certain private organizations may not be readily marketable.

     The market value of mortgage-related securities depends on, among other things, the level of interest rates, the certificates' coupon rates and the payment history of the mortgagors of the mortgages in the underlying pool of mortgages.

     Municipal Bonds -- Municipal bonds are of three principal types:
General Obligation Bonds, generally issued by states, counties, cities, towns and regional districts, the proceeds of which are used to fund a wide range of public projects; Revenue Bonds, the principal security for which is generally the net revenues derived from a particular facility, group of facilities or, in some cases, the proceeds of a special excise or other specific revenue source; and Industrial Development Bonds, which are considered municipal bonds if the interest paid is exempt from federal income taxes, and which are issued by or on behalf of public authorities to raise money to finance public facilities and privately-operated facilities for business, manufacturing and housing.

     Investments in municipal securities involve risks that differ from other domestic securities. There could be economic, business or political developments which might affect all municipal obligations of a similar type.

     For purposes of the investment restrictions set forth in the section entitled "Investment Restrictions," the identification of the "issuer" of municipal bonds which are not general obligation bonds is made by the Asset Manager on the basis of the characteristics of the obligation as either general obligation, revenue or industrial development bonds, the most significant of which is the source of the funds for the payment of principal and interest on such securities.

     Although the Funds do not currently invest more than 25% of their assets in municipal bonds issued by public housing authorities, state and local housing finance authorities, and municipal utilities systems and industrial development and pollution control bonds, they may do so at some point in the future. Since such municipal bonds are not general obligations of the issuer, they may be more subject to political and economic changes which may impair their ability to make interest and principal payments.

     The liquidity of lease rental obligations will be determined based on a variety of factors which may include, among others: (1) the frequency of trades and quotes for the obligation; (2) the number of dealers willing to purchase or sell the security and the number of other potential buyers; (3) the willingness of dealers to undertake to make a market in the security; (4) the nature of the marketplace trades, including, the time needed to dispose of the security, the method of soliciting offers and the mechanics of the transfer; and
(5) the rating assigned to the obligation by an established rating agency or the Asset Manager.

     Generally, industrial development bonds are not backed by the credit of any governmental or public authority. The Funds may invest in uncollateralized industrial development bonds which the Asset Manager has determined to be of a quality equivalent to bonds rated not less than A by Moody's or Standard & Poor's. The Funds may invest in industrial development bonds collateralized by letters of credit issued by banks having stockholders' equity in excess of $100 million as of the date of their most recently published statement of financial condition. The Funds may also invest in variable rate industrial development bonds, most of which permit the holder thereof to receive the principal amount on demand upon seven days notice.

     Municipal notes include Tax Anticipation Notes, issued to finance working capital needs of municipalities; Revenue Anticipation Notes, issued in expectation of receipt of other types of revenue; Bond Anticipation Notes, issued to provide interim financing until long-term bond financing can be arranged; Construction Loan Notes, sold to provide construction financing; and Tax-Exempt Commercial Paper, a short-term obligation with a stated maturity of 365 days or less issued by state and local governments or their agencies to finance seasonal working capital needs or as short-term financing in anticipation of longer-term financing. The Funds may invest in municipal bonds carrying a guarantee or insured by the U.S. government as to the payment of principal and interest, or which are fully collateralized by an escrow of U.S. government securities. Such collateralized bonds are commonly known as defeasance bonds.

     Obligations of Domestic and Foreign Banks -- Banks are subject to extensive governmental regulations which may limit both the amounts and types of loans and other financial commitments which may be made and interest rates and fees which may be charged. The profitability of the banking industry is largely dependent upon the availability and cost of capital funds for the purpose of financing lending operations under prevailing money market conditions. Also, general economic conditions play an important part in the operations of this industry and exposure to credit losses arising from possible financial difficulties of borrowers might affect a bank's ability to meet its obligations under a letter of credit.

     Puts and Calls -- In addition to writing covered call options and covered put options, and engaging in closing purchase transactions with respect thereto as described above, the Equity Funds, other than the International Equity Fund and the Emerging Markets Equity Fund may purchase options on individual stocks, equity indices and equity index futures contracts and the Income Funds may purchase options on individual bonds and on interest rate future contracts. A put option (sometimes called a "standby commitment") gives the purchaser of such option, upon payment of a premium, the right to deliver a specified amount of a financial instrument or index or futures contract on or before a fixed date at a predetermined price. A call option (sometimes called a "reverse standby commitment") gives the purchaser of the option, upon payment of a premium, the right to call upon the writer to deliver a specified amount of a financial instrument, index or futures contract on or before a fixed date, at a predetermined price.

     A Fund may purchase put and call options to provide protection against the adverse affects of changes in the general level of prices in the markets in which the Fund operates. In purchasing a call option, the Fund would be in a position to realize a gain if, during the option period, the price of the financial instrument, index or futures contract increased by an amount in excess of the premium paid. It would realize a loss if the price of the financial instrument, index or futures contract declined or remained the same or did not increase during the period by more than the amount of the premium. By purchasing a put option, the Fund would be in a position to realize a gain if, during the option period, the price of the financial instrument, index or futures contract declined by an amount in excess of the premium paid. It would realize a loss if the price of the financial instrument, index or futures contract increased or remained the same or did not decrease during that period by more than the amount of the premium. If a put or call option purchased by the Fund were permitted to expire without being sold or exercised, its premium would then represent a realized loss to the Fund.

     The Fund may dispose of an option which it has purchased by entering into a "closing sale transaction" with the writer of the option. A closing sale transaction terminates the obligation for the writer of the option and does not result in the ownership of an option. The Fund realizes a profit or loss from a closing sale transaction if the premium received from the transaction is more or less than the cost of the option.

     Ratings of Commercial Paper -- Commercial paper rated A-1 by Standard & Poor's Ratings Group ("S&P") has the following characteristics: Liquidity ratios are adequate to meet cash requirements. Long-term senior debt is rated A or better. The issuer has access to at least two additional channels of borrowing. Basic earnings and cash flow have an upward trend with allowance made for unusual circumstances. Typically, the issuer's industry is well established and the issuer has a strong position with the industry. The reliability and quality of management are unquestioned. Relative strength or weakness of the above factors determines whether the issuer's commercial paper is rated A-1, A-2 or A-3.

     The rating P-1 is the highest commercial paper rating assigned by Moody's Investors Services, Inc. ("Moody's"). Among the factors considered by Moody's in assigning ratings are the following: (1) evaluation of the management of the issuer; (2) economic evaluation of the issuer's industry or industries and an appraisal of speculative-type risks which may be inherent in certain areas; (3) evaluation for the issuer's products in relation to competition and customer acceptance; (4) liquidity; (5) amount and quality of long-term debt; (6) trend of earning over a period of ten years; (7) financial strength of a parent company and the relationships which exist with the issuer; and (8) recognition by the management of obligations which may be present or may arise as a result of public interest questions and preparations to meet such obligations.

     Ratings of Debt Instruments -- The four highest ratings of Moody's for debt instruments: Aaa, Aa, A, and Baa are considered to be investment grade. Debt rated Aaa is judged by Moody's to be of the best quality. Debt rated Aa is judged to be of high quality by all standards. Together with the Aaa group, such debt comprises what is generally known as high-grade debt. Moody's states that debt rated Aa is rated lower than the best debt because margins of protection or other elements make long-term risks appear somewhat larger than for Aaa debt. Debt which is rated A by Moody's possesses many favorable investment attributes and is considered "upper medium grade obligations." Factors giving security to principal and interest of A-rated debt are considered adequate, but elements may be present which suggest a susceptibility to impairment sometime in the future. Debt that is rated Baa is neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present, but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such debt lacks outstanding investment characteristics and, in fact, has speculative characteristics as well. Debt that is rated Ba is judged to have speculative elements and a future which cannot be considered to be well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

     The four highest ratings (investment grade) of S&P for debt instruments are AAA, AA, A, and BBB. Debt rated AAA has the highest rating assigned by S&P to an obligation. Capacity to pay interest and repay principal is extremely strong. Debt rated AA has a very strong capacity to pay interest and repay principal and differs from the highest rated issues only in a small degree. Debt rated A has a strong capacity to pay principal and interest, although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions. Debt rated BBB is considered on the borderline between definitely sound obligations and obligations where the speculative element begins to predominate. Debt rated BB is regarded, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. BB indicates the lowest degree of speculation among the bonds deemed to be speculative.

          The Bond Fund and the Short and Intermediate Bond Fund may each invest without limitation in debt securities that are rated as low as BB by S&P or Ba by Moody's. Such securities are frequently referred to as "junk bonds." Fixed-income securities are subject to the risk of an issuer's inability to meet principal and interest payments on the obligations ("credit risk") and may also be subject to price volatility due to such factors as interest rate sensitivity, market perception of the creditworthiness of the issuer and general market liquidity ("market risk"). Junk bonds are more likely to react to developments affecting market and credit risk than are more highly-rated securities, which react primarily to movements in the general level of interest rates.

          Lower-rated debt obligations also present risks based on payment expectations. If an issuer calls the obligation for redemption, a Fund may have to replace the security with a lower yielding security, resulting in a decreased return for investors. Also, as the principal value of bonds moves inversely with movements in interest rates, in the event of rising interest rates the value of a Fund's portfolio may decline proportionately more than a portfolio consisting of higher-rated securities. If a Fund experiences unexpected net redemptions, it may be forced to sell its higher-rated bonds, resulting in a decline in the overall credit quality of the Fund's portfolio and increasing the exposure of the Fund to the risks of lower-rated securities. Investments in zero coupon bonds may be more speculative and subject to greater fluctuations in value due to changes in interest rates than income-bearing bonds.

     During the fiscal year ended December 31, 1997, the weighted average ratings of the debt obligations held by the Bond Fund and the Short and Intermediate Bond Fund, expressed as a percentage of each Fund's total investments, were as follows:


                       PERCENTAGE OF TOTAL INVESTMENTS OF:

                                               SHORT AND
                                              INTERMEDIATE
  RATINGS                BOND FUND             BOND FUND
 Government and
 AAA/Aaa                    25%                   42%
 AA/Aa                       5%                    4%
 A/A                         7%                   18%
 BBB/Baa                    56%                   30%
 BB/Ba                       3%                    6%
 Not rated                   4%                    -

     Repurchase Agreements -- Pursuant to guidelines approved and periodically reviewed by the Trustees, a Fund may enter into repurchase agreements with such banking institutions and securities dealers as have been approved by the Trustees. A Fund may enter into repurchase agreements as a short-term investment of its idle cash in order to earn income. A repurchase agreement, which provides a means for the Fund to earn income on funds for periods as short as overnight, is an arrangement under which the purchaser (i.e., the Fund) purchases a U.S. Government security ("Government Obligation") and the seller agrees, at the time of sale, to repurchase the Government Obligation at a specified time and price. The repurchase price may be higher than the purchase price, the difference being income to the Fund, or the purchase and repurchase prices may be the same, with interest at a stated rate due to the Fund, together with the repurchase price on repurchase. In either case, the income to the Fund is unrelated to the interest rate on the Government Obligation subject to the repurchase agreement. Government Obligations will be held by the Custodian or in the Federal Reserve Book Entry System.
For purposes of the 1940 Act, a repurchase agreement is deemed to be a loan from the Fund to the seller of the Government Obligation subject to the repurchase agreement. The Funds' investment restriction which limits lending by the Funds specifically exempts repurchase transactions. It is not clear whether a court would consider the Government Obligation purchased by the Fund subject to a repurchase agreement as being owned by the Fund or as being collateral for a loan by the Fund to the seller. In the event of the commencement of bankruptcy or insolvency proceedings with respect to the seller of the Government Obligation before the repurchase of the Government Obligation under a repurchase agreement, the Fund may encounter delay and incur costs before being able to sell the security. Delays may involve loss of interest or decline in price of the Government Obligation. If the court characterizes the transaction as a loan and the Fund has not perfected a security interest in the Government Obligation, the Fund may be required to return the Government Obligation to the seller's assets and be treated as an unsecured creditor of the seller. As an unsecured creditor, the Fund would be at risk of losing some or all of the principal and income involved in the transaction. As with any unsecured debt obligation purchased for a Fund, the Trustees seek to minimize the risk of loss through repurchase agreements by analyzing the creditworthiness of the obligor, in this case the seller of the Government Obligation. Apart from the risk of bankruptcy or insolvency proceedings, there is also the risk that the seller may fail to repurchase the Government Obligation, in which case the Fund may incur a loss if the proceeds to the Fund of the sale to a third party are less than the repurchase price. However, if the market value of the Government Obligation subject to the repurchase agreement becomes less than the repurchase price (including interest), the Fund will direct the seller of the Government Obligation to deliver additional securities so that the market value of all securities subject to the repurchase agreement will equal or exceed the repurchase price. The seller may not be contractually bound to deliver additional securities.

     In addition to repurchase agreements with respect to U.S.
Government Obligations described above, the Intermediate Mortgage Fund may also invest in repurchase agreements pertaining to the types of securities in which it may invest.

     Rights and Warrants -- Rights are short-term warrants issued in conjunction with new stock issues. Warrants give the holder the right to purchase an issuer's securities at a stated price during a stated term. The Funds' ability to invest in rights and warrants is limited by their operating policies--see "Investment Restrictions."

     Short Sales -- When a Fund makes a short sale, it sells a security it does not own in anticipation of a decline in market price. The proceeds from the sale are retained by the broker until the Fund replaces the borrowed security. To deliver the security to the buyer, the Fund must arrange through a broker to borrow the security and, in so doing, the Fund will become obligated to replace the security borrowed at its market price at the time of replacement, whatever that price may be. The Fund may have to pay a premium to borrow the security. The Fund may, but will not necessarily, receive interest on such proceeds. The Fund must pay to the broker any dividends or interest payable on the security until it replaces the security. The Fund's obligation to replace the security borrowed will be secured by collateral deposited with the broker, consisting of cash or U.S. government securities or liquid high-grade debt obligations acceptable to the broker.

     If the price of a security sold short increases between the time of the short sale and the time the Fund replaces the borrowed security, the Fund will incur a loss, and if the price declines during this period, the Fund will realize a capital gain. Any realized capital gain will be decreased, and any incurred loss increased, by the amount of transaction costs and any premium, dividend, or interest which the Fund may have to pay in connection with such short sale.

     U.S. Government Securities -- Securities issued or guaranteed by the U.S. Government include a variety of Treasury securities that differ only with respect to their interest rates, maturities and dates of issuance. Treasury Bills have maturities of one year or less, Treasury Notes have maturities of one to ten years and Treasury Bonds generally have maturities of greater than ten years at the date of issuance.

     U.S. Government agencies or instrumentalities which issue or guarantee securities include, but are not limited to, the Asian-American Development Bank, Central Bank for Cooperatives, District of Columbia Armory Board, Export-Import Bank of the United States, Farmers Home Administration, Federal Home Loan Banks, Federal Home Loan Mortgage Corporation, Federal Housing Administration, Federal Intermediate Credit Banks, Federal Land Banks, General Services Administration, Governmental National Mortgage Association, the Inter-American Development Bank, the International Bank for Reconstruction and Development, Maritime Administration, Small Business Administration, Standard & Poor's Depository Receipts, the Student Loan Marketing Association and the Tennessee Valley Authority.

     Obligations of U.S. Government agencies and instrumentalities may or may not be supported by the full faith and credit of the United States. Some are backed by the right of the issuer to borrow from the Treasury; others by discretionary authority of the U.S. Government to purchase the agencies' obligations; while still others, such as the Student Loan Marketing Association, are supported only by the credit of the instrumentality. In the case of securities not backed by the full faith and credit of the United States, the investor must look principally to the agency issuing or guaranteeing the obligation for ultimate repayment, and may not be able to assert or claim against the United States itself in the event the agency or instrumentality does not meet its commitment.

     Variable Rate Securities -- Variable rate securities are debt securities which have no fixed coupon rate. The amount of interest to be paid to the holder typically is contingent upon another specified rate, such as the yield on 90-day Treasury bills. Variable rate securities may also include debt with an interest rate which resets in the opposite direction of the rate of the index upon which it is contingent. See "Other Information - Inverse Floating Obligations."

     "When-Issued" Securities--Certain of the Funds may, from time to time, purchase securities on a "when-issued" basis. The price of "when-issued" securities is fixed at the time the commitment to purchase is made, but delivery and payment for the "when-issued" securities take place at a later date. Normally, the settlement date occurs within one to two months of the date of purchase. During the period between purchase and settlement, no payment is made by the Fund to the issuer and no interest accrues to the Fund. Such transactions therefore involve a risk of loss if the value of the security to be purchased declines prior to the settlement date, which risk is in addition the risk of decline in value of the Fund's other assets. While "when-issued" securities may be sold prior to the settlement date, the Fund intends to purchase such securities with the purpose of actually acquiring them unless a sale appears desirable for investment reasons. At the time the Fund makes the commitment to purchase a security on a "when-issued" basis, it will record the transaction and reflect the value of the security in determining its net asset value. Each Fund will establish a segregated account in which it will maintain cash and marketable securities equal in value to commitments for "when-issued" securities. Such segregated securities either will mature or, if necessary, be sold on or before the settlement date.

     Purchase and sale of securities on a "forward commitment" basis includes purchase of "when-issued" securities and involves a commitment by a Fund to purchase or sell particular securities with payment and delivery to take place at some future date, normally one to two months after the date of the transaction. As with "when-issued" securities, these transactions involve certain risks to a Fund, but they also enable a Fund to hedge against anticipated changes in interest rates and prices.

                    XIV. PERFORMANCE INFORMATION

     Total Return Computations As indicated in the Prospectus, the Funds may include in advertisements or sales literature certain total return and yield information computed in the manner described in the Prospectus. The following chart sets forth the average annual total return quotations for each of the Funds for certain specified periods of time ending December 31, 1997. The average annual total return quotations for the Emerging Markets Equity Fund is not presented since it had not commenced operations as of December 31, 1998.


                                                    ANNUAL-IZED
                                                    SINCE
                                                    COMMENCE-
                                    ANNUAL- ANNUAL- MENT OF    COMMENCE-
                                    IZED    IZED 10 OPERA-TIONSMENT DATE
NAME OF FUND                1 YEAR  5 YEARS YEARS
Income Equity Fund           27.19%  17.83%  15.82%    15.49%  10/31/84
Capital Appreciation Fund    12.74%  14.46%  15.13%    15.27%   6/30/84
Special Equity Fund          24.45%  19.05%  19.27%    17.04%   6/30/84
International Equity Fund    10.83%  15.42%  11.05%    14.00%  12/31/85
Short Government Fund         5.55%   3.23%   5.22%     5.24%  10/31/87
Short & Int. Bond Fund        5.87%   4.84%   7.18%     8.36%   6/30/84
Intermediate Mortgage Fund    8.23%   1.85%   6.86%     7.22%   5/31/86
Bond Fund                    10.42%   9.44%  10.24%    11.30%   6/30/84
Global Bond Fund              0.16%    ---     ---      5.48%   3/25/94

[FN]
 * The performance figures shown are calculated beginning with each Fund's first full month of operation, with the exception of the Global Bond Fund which is shown as of its actual inception dates. Rates of return for the Funds are net of all direct fees and expenses and (except for the Global Bond Fund) have been restated to show the effect that each Fund's present advisory fee expenses would have had on performance.

     The average annual total return ("T") is computed by using the redeemable value of the end of a specified period ("ERV") of a hypothetical initial investment of $1,000 ("P") over a period of time ("n") according to the formula: P(1+T)n=ERV.

     Yield Computations (Income Equity Fund and the Income Funds). As indicated in the Prospectuses, the Equity and the Income Funds may advertise or include in sales literature yield quotations based on a 30-day period. "Yield" refers to income generated by an investment in the Fund during the previous 30-day (or one-month) period. Yield is computed by dividing the net investment income per share earned during the period by the maximum offering price per share on the last day of the period, according to the following formula:

                  a-b
                 -----    6
     YIELD = 2[(  c*d  +1) - 1]

For these purposes, a equals dividends and interest earned during the period; b equals expenses accrued for the period (net of reimbursements); c equals the average daily number of shares outstanding during the period that were entitled to receive dividends; and d equals the maximum offering price per share on the last day of the period.

     The figure is then annualized. That is, the amount of income generated during the 30-day (or one-month) period is assumed to be generated each month over a 12-month period and is shown as a percentage of the investment. The Funds' yield figures are based on historical earnings and are not intended to indicate future performance. For the 30-day period ended December 31, 1997, the annualized yield of the Income Equity Fund and each of the Income Funds, was as follows:



                                        30-DAY
                                      ANNUALIZED YIELD
FUND                                     AT 12/31/97
------------------------           ------------------------
Income Equity Fund                            1.77%
Short Government Fund                         4.40%
Short and Intermediate
  Bond Fund                                   5.28%
Intermediate Mortgage Fund                    5.61%
Bond Fund                                     6.13%
Global Bond Fund                              4.64%



Performance Comparisons

     As set forth in the Prospectus, the performance of any of the Funds may be compared to the performance of other mutual funds having similar objectives, expressed as a ranking prepared by independent services or publications that monitor the performance of mutual funds such as Lipper Analytical Services, Inc. ("Lipper"), Morningstar, Inc., and IBC Money Fund Report. In addition, any Fund's performance may be compared to that of various unmanaged indices such as the Standard & Poor's 500 Stock Price Index or the Dow Jones Industrial Average.

     "Lipper-Fixed Income Fund Performance Analysis" is a monthly publication prepared by Lipper, which tracks net assets, total return, principal return and yield on approximately 950 fixed-income mutual funds offered in the United States. Lipper also prepares the "Lipper Composite Index," a performance benchmark based upon the average performance of publicly offered stock funds, bond funds, and money market funds as reported by Lipper.

     Morningstar, Inc., a widely used independent research firm, also ranks mutual funds by overall performance, investment objectives and assets.

     From time to time, in reports and sales literature, the Funds may compare their performance, risk quality and liquidity characteristics to money market funds, treasury bills and notes, GIC's and various indices of unmanaged securities. Charts may be shown depicting the relative yield and risk relationships between the Fund and these indices. In general, instruments with shorter maturities or durations tend to be less risky (have lower price volatility) than those with longer maturities or durations. Risk and yield tend to be greater for corporate issues than for government securities or money market funds. Money market funds invest only in high quality instruments that are denominated in U.S. dollars and that have relatively short periods to maturity. Accordingly, money market funds tend to have fairly low risk and price volatility. The indices used, and the basis for these comparisons, may include:

     The IBC Money Market Fund Index, prepared by IBC Financial Data, Inc. in "IBC's Money Market Fund Report," a weekly publication which tracks net assets, yield, maturity and portfolio holdings on most money market funds offered in the U.S. Yields quoted on the IBC index are based on a 30-day period.


     Two-year Treasury notes or one-year Treasury bills, as quoted in the Wall Street Journal. Yields on these indices are generally higher than on money market funds, but carry higher risk due to their longer durations.




     Unmanaged government and corporate indices published by Merrill Lynch, Salomon Smith Barney and Lehman Brothers. Indices which may be compared to the Short Government Fund, the Short and Intermediate Bond Fund, the Intermediate Mortgage Fund, the Bond Fund and the Global Bond Fund include the Merrill Lynch 1-3 Year Treasury Index, the Merrill Lynch 1-5 Year Government/Corporate Index, the Salomon Smith Barney Mortgage Index, the Lehman Brothers Government/Corporate Index and the Salomon Smith Barney World Government Index, respectively. These indices are all published on Bloomberg and some are published in the Wall Street Journal, as well as in information provided by Merrill Lynch, Salomon Smith Barney and Lehman Brothers.

                      XV. FINANCIAL STATEMENTS

     The audited Financial Statements and the Notes thereto for The Managers Funds, and the Report of Independent Accountants of Coopers & Lybrand L.L.P., independent public accountants, are herein incorporated by reference from The Managers Funds' Annual Reports dated December 31, 1997. The Financial Statements for Managers Emerging Markets Equity Fund for the portion of the fiscal year from February 9, 1998 (commencement of operations) to March 31, 1998 are unaudited.


-------------------------------------------------------------------
MANAGERS EMERGING MARKETS EQUITY FUND
SCHEDULE OF PORTFOLIO INVESTMENTS
March 31, 1998 (unaudited)
-------------------------------------------------------------------
                                        SHARES              VALUE
-------------------------------------------------------------------
COMMON STOCK - 97.9%
CAPITAL GOODS - 8.4%
Cemex S.A., Sponsored ADR Series B
     Shares (Mexico)*                        10,500         $118,125
New World Infrastructure, Ltd.
     (Hong Kong)*                            15,000           36,199
Titan Cement Co., S.A. (Greece)               2,000          146,183
                                                          ----------
     TOTAL CAPITAL GOODS                                     300,507
                                                          ----------

COMMUNICATION SERVICES - 20.6%
China Telecom (Hong Kong) Ltd.,
     Sponsored ADR (Hong Kong)*               1,000           41,062
Compania Anonima National Telefonos
     de Venezuela, ADR (Venezuela)            1,100           45,925
Mahanagar Telephone Nigram, Ltd., GDR
     (India)*                                 6,200          106,485
Philippine Long Distance Telephone Co.
     (Philippines)*                           3,700          102,724
Philippine Long Distance Telephone Co.,
     Sponsored ADR (Philippines)              1,800           50,513
Telecomunicacoes Brasileiras S/A,
     Telebras, Sponsored ADR (Brazil)         1,320          172,920
Telefonica de Argentina S.A., Sponsored
     ADR (Argentina)                          2,200           84,150
Telefonos de Mexico S.A., Sponsored
     ADR (Mexico)                             1,500           85,031
Videsh Sanchar Nigam, Ltd., Sponsored
     GDR (India)*                             3,800           46,550
                                                          ----------
     TOTAL COMMUNICATION SERVICES                            735,360
                                                          ----------
COMPUTER SOFTWARE - 1.6%
Prokom Software, GDR (Poland)*                3,000           55,500
                                                          ----------
CONGLOMERATES - 3.8%
Citic Pacific Ltd. (Hong Kong)               28,000           99,009
Shanghai Industrial Holdings, Ltd.
     (Hong Kong)                              9,000           36,819
                                                          ----------
     TOTAL CONGLOMERATES                                     135,828
                                                          ----------
CONSUMER BASICS - 11.3%
Al-Ahram Beverage Co. S.A.E., GDR (Egypt)     2,000           61,700
Efes Sinai Yatirim Holdings A.S.,
     Sponsored GDR (Turkey)*                  5,100           96,900
Fomento Economico Mexicano, S.A., Series
     B (Mexico)                              14,500          104,544
Panamerican Beverages, Inc., Class A
     (Mexico)                                 2,200           88,550
Standard Foods Taiwan, Ltd. (Taiwan)*         3,600           49,950
                                                          ----------
     TOTAL CONSUMER BASICS                                   401,644
                                                          ----------
CONSUMER DURABLE GOODS - 1.4%
Bajaj Auto, Ltd., Sponsored GDR (a)
     (India)*                                 2,600           48,750
                                                          ----------
ENERGY - 11.8%
AO Taftnet, Sponsored ADR (Russia)            3,250           75,237
Petroleo Brasileiro S.A., ADR (Brazil)        3,100           73,625
Sasol Limited (South Africa)                 20,500          166,101
YPF Sociedad Anonima, Class D, Sponsored
     ADR (Argentina)                          3,100          105,400
                                                          ----------
     TOTAL ENERGY                                            420,363
                                                          ----------
ENTERTAINMENT AND LEISURE - 3.8%
BEC World Public Company Ltd. (Thailand)     26,200          135,827
                                                          ----------
FINANCE AND INSURANCE - 12.5%
Companhia de Seguros Tranquilidade
     (Portugal)                               3,700          116,305
Haci Omer Sabanci Holdings AS
     (Turkey)                             2,321,000          136,044
JCI Limited (South Africa)                   27,000          142,091
Komercni Banka A.S., Sponsored ADR
     (Czech Republic)*                        4,200           49,875
                                                          ----------
     TOTAL FINANCE AND INSURANCE                             444,315
                                                          ----------
REAL ESTATE - 3.9%
China Resources Enterprises, Ltd.
     (Hong Kong)                            17,000            34,444
New World Development Co., Ltd.
     (Hong Kong)                            30,000           105,887
                                                          ----------
     TOTAL REAL ESTATE                                       140,331
                                                          ----------
TECHNOLOGY - 5.0%
Samsung Electronics, Ltd., GDR
     representing 1/2 non-voting Shares,
     (a) (South Africa)                     2,500             68,125
Synnex Technology International Corp.,
     GDR (Taiwan)*                          2,000             50,550
Yageo Corp. (Taiwan)*                       4,900             61,250
                                                          ----------
     TOTAL TECHNOLOGY                                        179,925
                                                          ----------
UTILITIES - 13.8%
Companhia Energetica de Minas Gerais,
     S.A., Sponsored ADR (Brasil)           3,100            146,087
Companhia Parananense de Energia,
     Sponsored ADR (Brazil)                 7,000            101,938
Unified Energy Systems, GDR (Russia)*       3,300            104,742
Unified Energy Systems, Sponsored ADR
     (Russia)*                              1,500             47,250
YTL Power International Berhad
     (Malaysia)*                          100,000             93,699
                                                          ----------
     TOTAL UTILITIES                                         493,716
                                                          ----------
TOTAL COMMON STOCKS
     (cost $3,355,976)                                     3,492,066
                                                          ----------
SHORT-TERM INVESTMENTS - 0.5%
OTHER INVESTMENT COMPANIES - 0.5%
JPM Prime Money Market Fund, 5.37%**       19,451             19,451
                                                          ----------
TOTAL INVESTMENTS - 98.4%
     (cost $3,375,427)                                     3,511,517
OTHER ASSETS, LESS LIABILITIES - 1.6%                         56,183
                                                          ----------
NET ASSETS - 100.0%                                       $3,567,700
                                                          ----------

--------------------------------------------------------------------------
[FN]
Notes:
     *Non-income-producing security.

     **Yield shown for this investment company represents the March
       31, 1998 seven-day yield, which refers to the sum of the previous seven days' dividend paid, expressed as an annual percentage.

     (a)Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normallyto qualified buyers. At March 31, 1998, the value of these securities amounted to $116,875, or 3.3% of net assets.

INVESTMENT ABBREVIATIONS:
ADR/GDR: Securities whose value is determined or significantly influenced by trading on exchanges not located in the United States or Canada. ADR after the name of a holding stands for American Depositary Receipt, representing ownership of foreign securities on deposit with a domestic custodian bank; a GDR (Global Depositary Receipt) is comparable, but foreign securities are held on deposit in a non-U.S. Bank.

                              46-48

MANAGERS EMERGING MARKETS EQUITY FUND
Country Allocations Relative to MSCI EAFE Index (unaudited)
-----------------------------------------------------------

                    MANAGERS
                EMERGING MARKETS      MSCI
COUNTRY ALLOCATIONEQUITY FUND      EAFE INDEX
Brazil               14.2%          16.5%
Mexico                11.3           11.4
Hong Kong             10.1            0.0
South Africa           8.8           11.9
Turkey                 6.7            2.4
Russia                 6.5            4.8
India                  5.8            6.4
Argentina              5.4            4.4
Taiwan                 4.6            9.5
Philippines            4.4            1.8
Greece                 4.2            3.3
Thailand               3.9            2.2
Portugal               3.3            0.0
Malaysia               2.7            7.2
South Korea            2.0            2.3
Egypt                  1.8            0.0
Poland                 1.6            0.6
Czech Republic         1.4            1.0
Venezuela              1.3            1.4


MANAGERS EMERGING MARKETS EQUITY FUND
STATEMENT OF ASSETS AND LIABILITIES
March 31, 1998 (unaudited)
--------------------------------------------------------------------
ASSETS:
     Investments at value*                             $3,511,517
     Foreign currency (cost $3,982)                         3,934
     Receivable for investments sold                      122,313
     Receivable for Fund shares sold                        8,190
     Dividends, interest and other receivable               6,293
     Prepaid expenses                                      16,523
                                                       ----------
          Total assets                                  3,668,770
                                                       ----------
LIABILITIES:
     Payable to custodian                                  42,035
     Payable for investments purchased                     55,115
     Foreign withholding tax payable                           36
     Accrued expenses:
          Administrative fees                                 835
          Other                                             3,049
                                                       ----------
          Total liabilities                               101,070
                                                       ----------
NET ASSETS                                             $3,567,700
                                                       ----------
     Shares outstanding                                   342,569
                                                       ----------
     Net asset value, offering and redemption
     price per share                                   $    10.41
                                                       ----------
NET ASSETS REPRESENT:
     Paid-in capital                                   $3,437,965
     Undistributed net investment income                    4,743
     Accumulated net realized loss from investments       (11,085)
     Net unrealized appreciation of investments
          and foreign currency                            136,077
                                                       ----------
NET ASSETS                                             $3,567,700
                                                       ----------
     *Investments at cost                              $3,375,427
                                                       ----------


----------------------------------------------------------------
MANAGERS EMERGING MARKETS EQUITY FUND
STATEMENT OF CHANGES IN NET ASSETS
----------------------------------------------------------------
                                                  For the period
                                                  ended February 9,
                                                  1998 (commencement
                                                  of operations) to
                                                  March 31, 1998
                                                  (unaudited)
                                                  -----------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
     Net investment income                        $    4,743
     Net realized loss on investments
          and foreign currency transactions          (11,085)
     Net unrealized appreciation of investments
          and foreign currency transactions          136,077
                                                  ----------
     Net increase in net assets
          resulting from operations                  129,735
                                                  ----------
FROM CAPITAL SHARE TRANSACTIONS:
     Proceeds from sale of shares                  3,437,865
                                                  ----------
     Total increase in net assets                  3,567,600

NET ASSETS:
     Beginning of period                                 100
                                                  ----------
     End of period                                $3,567,700
                                                  ----------
End of period undistributed net
     investment income                            $    4,743
                                                  ----------
-----------------------------------------------------------
SHARE TRANSACTIONS:
     Sale of shares                                  342,559
                                                  ----------


MANAGERS EMERGING MARKETS EQUITY FUND
STATEMENT OF OPERATIONS
For the period February 9, 1998* to March 31, 1998 (unaudited)
--------------------------------------------------------------
INVESTMENT INCOME:
     Dividend income                              $    6,136
     Interest income                                   4,738
     Foreign withholding tax                             (35)
                                                  ----------
          Total investment income                     10,839
                                                  ----------
EXPENSES:
     Investment advisory and management fees           3,840
     Administrative fees                                 835
     Audit fees                                        2,454
     Registration fees                                 2,112
     Custodian fees                                      256
     Organization expenses                               211
     Transfer agent fees                                  77
     Miscellaneous expenses                              151
                                                  ----------
          Total expenses before waiver                 9,936
     Expense waiver                                   (3,840)
                                                  ----------
     Net expenses                                      6,096
                                                  ----------
          Net investment income                        4,743
                                                  ----------
NET REALIZED AND UNREALIZED GAIN (LOSS):
     Net realized loss on investment
          transactions                                (2,747)
     Net realized loss on foreign currency
          contracts and translations                  (8,338)
     Net unrealized appreciation of investments      131,606
     Net unrealized appreciation from foreign
          currency translations                           34
                                                  ----------
          Net realized and unrealized gain           120,555
                                                  ----------
NET INCREASE IN NET ASSETS
     RESULTING FROM OPERATIONS                    $  125,298
                                                  ----------
*Commencement of investment operations.

                              52

MANAGERS EMERGING MARKETS EQUITY FUND
NOTES TO FINANCIAL STATEMENTS
March 31, 19968 (unaudited)
--------------------------------------------------------------
(1) SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

The Managers Funds (the "Trust") is a no-load, open-end, management investment company, organized as a Massachusetts business trust, and registered under the Investment Company Act of 1940, as amended (the
"1940 Act"). Currently the Trust is comprised of 11 investment series. Included in this report is Managers Emerging Markets Equity
Fund  (the "Fund").

The Fund's financial statements are prepared in accordance with generally accepted accounting principles which require the use of management's to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting periods. Actual results could differ from those estimates.
The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements:

(A) VALUATION OF INVESTMENTS

Equity securities traded on a domestic or international securities exchange are valued at the last quoted sales price, or, lacking any sales, on the basis of the last quoted bid price. Over-the-counter securities for which market quotations are readily available are valued at the last quoted bid price. Fixed-income securities are valued based on valuations furnished by independent pricing services that utilize matrix systems which reflect such factors as security prices, yields, maturities, and ratings, and are supplemented by dealer and exchange quotations. Short-term investments, having a remaining maturity of 60 days or less, are valued at amortized cost which approximates market. Securities for which market quotations are not readily available are valued at fair value, as determined in good faith and pursuant to procedures establishedadopted by the Board of Trustees.

(B) SECURITY TRANSACTIONS

Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost.

(C) INVESTMENT INCOME AND EXPENSES

Dividend income is recorded on the ex-dividend date, except certain dividends from foreign securities where the ex-dividend date may have passed are recorded as soon as the Trust is informed of the ex-dividend date. Dividend income on foreign securities is recorded net of withholding tax. Interest income is recorded on the accrual basis and includes amortization of discounts and premiums when required for federal income tax purposes. Non-cash dividends included in dividend income, if any, are reported at the fair market value of the securities received. Other income and expenses are recorded on an accrual basis. Expenses which cannot be directly attributed to a particular fund are apportioned among the funds in the Trust based upon their average net assets.

Managers
(D) DIVIDENDS AND DISTRIBUTIONS

Dividends resulting from net investment income, if any, normally will be declared and paidManagers annually. Managers Fund Fund
Distributions of capital gains, if any, will be made on an annual basis and when required for federal excise tax purposes. Income and capital gain distributions are determined in accordance with Federal income tax regulations which may differ from generally accepted accounting principles. These differences are primarily due to differing treatments for foreign currency related transactions, losses deferred due to wash sales and equalization accounting for tax purposes. Permanent book and tax basis differences, if any, relating to shareholder distributions will result in reclassifications to paid-in capital.

(E) FEDERAL TAXES

The Fund intends to comply with the requirements under Subchapter M of the Internal Revenue Code of 1986, as amended, and to distribute substantially all of its taxable income and gains to its shareholders and to meet certain diversification and income requirements with respect to investment companies. Therefore, no provision for federal income or excise tax is included in the accompanying financial statements.

(F) CAPITAL STOCK

The Trust's Declaration of Trust authorizes for each series the issuance of an unlimited number of shares of beneficial interest, without par value. The Fund records sales and repurchases of its capital stock on the trade date. Dividends and distributions to shareholders are recorded on the ex-dividend date.

At March 31, 1998, two unaffiliated omnibus accounts individually held 84% of the outstanding shares of the Fund.Managers

(G) FOREIGN CURRENCY TRANSLATION

The books and records of the Fund are maintained in U.S. dollars. The value of investments, assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon current foreign exchange rates. Purchases and sales of foreign investments and income and expenses are converted into U.S.
dollars based on currency exchange rates prevailing on the respective dates of such transactions. Net realized and unrealized gain (loss) on foreign currency transactions represent: (1) foreign exchange gains and losses from the sale and holdings of foreign currencies;
(2) gains and losses between trade date and settlement date on investment securities transactions and forward foreign currency exchange contracts; and (3) gains and losses from the difference between amounts of interest and dividends recorded and the amounts actually received.

In addition, the Fund does not isolate that portion of the results of operation resulting from changes in exchange rates from the fluctuations resulting from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss on investments.

(2) AGREEMENTS AND TRANSACTIONS WITH AFFILIATES

The Managers Funds, L.P. (the "Investment Manager") provides or oversees investment advisory and management services to the Fund under a Management Agreement. The Investment Manager selects portfolio managers for the Fund (subject to Trustee approval), allocates assets among portfolio managers and monitors the portfolio managers' investment programs and results. The Fund's investment portfolio is managed by portfolio managers who serve pursuant to Portfolio Management Agreements with the Investment Manager and the
Fund. Certain trustees and officers of the Fund are officers of the Investment Manager.

Investment advisory and management fees are paid directly by the Fund to The Managers Funds, L.P. based on average daily net assets. The annual investment advisory and management fee rate, as a percentage of average daily net assets, is 1.15%. For the period February 9, 1998 (commencement of operations) to March 31,1998, the Manager voluntarily waived its entire investment advisory and management fee, amounting to $3,840. This voluntary waiver will continue through May
9, 1998.

The Trust has adopted an Administration and Shareholder Servicing
Agreement. The Managers Funds, L.P. serves as the Fund's administrator (the "Administrator") and is responsible for all aspects of managing the Fund's operations, including administration and shareholder services to the Fund, its shareholders, and certain institutions, such as bank trust departments, broker-dealers and registered investment advisers, that advise or act as an intermediary with the Fund's shareholders. During the period February 9, 1998 to March 31, 19986, the Fund paid a fee to the Administrator at the rate of 0.25% per annum of the Fund's average daily net assets.

An aggregate annual fee of $10,000 is paid to each outside Trustee for serving as a Trustee of the Trust. In addition, these Trustees receive meeting fees of $750 for each in-person meeting attended, and $200 for participation in any telephonic meetings. The Trustee fee expense included in the financial statements represents the Fund's allocated portion of the total fees.

(3) PURCHASES AND SALES OF SECURITIES

Purchases and sales of securities, excluding short-term securities, for the period February 9, 1998 to March 31, 1998 were $3,481,674 and
$122,951.

There were no purchases or sales of U.S. Government securities.

(4) FORWARD FOREIGN CURRENCY CONTRACTS Manager

During the period from February 9, 1998 to March 31, 19986, Managers the Fund Fund did not invest in forward foreign currency exchange contracts, although it may in the future. These investments may involve greater market risk than the amounts disclosed in the Fund's financial statements.

A forward foreign currency exchange contract is an agreement between the Fund and another party to buy or sell a currency at a set price at a future date. The market value of the contract will fluctuate with changes in currency exchange rates. The contract is marked-to-market daily, and the change in market value is recorded as an unrealized gain or loss. Gain or loss on the purchase or sale of contracts having the same settlement date, amount and counterparty is realized on the date of offset, otherwise gain or loss is realized on settlement date.

The Fund may invest in non-U.S. dollar denominated instruments subject to limitations, and enter into forward foreign currency exchange contracts to facilitate transactions in foreign securities and protect against a possible loss resulting from an adverse change in the relationship between the U.S. dollar and such foreign currency. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar.

There were no oThere were no open forward foreign currency exchange contracts at December 31, 1997.

pen forward foreign currency exchange contracts  at March 31, 1998.

                              53-56






_______________________________
1Trustee who is an "interested person" of the Trust (as defined in Section
      2(a)(19) of the 1940 Act).



                       THE MANAGERS FUNDS
                        MONEY MARKET FUND
               STATEMENT OF ADDITIONAL INFORMATION

                        Dated May 1, 1998

         40 Richards Avenue, Norwalk, Connecticut 06854
                Investor Services: (800) 835-3879

          This Statement of Additional Information relates to the Managers Money Market Fund (the "Money Market Fund" or the
"Fund"), one series of The Managers Funds, a no-load, open-end management investment company organized as a Massachusetts business trust (the "Trust"). Information about the other series of the Trust is contained in prospectuses for those Funds, and in a separate Statement of Additional Information for those Funds, copies of which may be obtained without charge by contacting the Trust at the address or telephone number listed above.


          This Statement of Additional Information is not a prospectus; it should be read in conjunction with the Money
Market Fund Prospectus of the Trust, dated May 1, 1998, copies of which may be obtained without charge by contacting the Trust as noted above.

          This Statement of Additional Information is authorized for distribution to prospective investors only if preceded or accompanied by an effective prospectus for the Money Market Fund.

                        TABLE OF CONTENTS




                                                              Page
                                                              ----
I.        INVESTMENT OBJECTIVE AND POLICIES                      1

II.       INVESTMENT RESTRICTIONS                                7
III.      TRUSTEES AND OFFICERS                                  9

IV.       MANAGEMENT OF THE FUND AND THE PORTFOLIO               17

V.        CUSTODIAN, TRANSFER AGENT AND
                INDEPENDENT PUBLIC ACCOUNTANTS                   21

VI.       EXPENSES                                               22

VII.      CODE OF ETHICS                                         22

VIII.     NET ASSET VALUE                                        23

IX.       CONTROL PERSONS AND PRINCIPAL HOLDERS OF
                SECURITIES                                       23

X.        PERFORMANCE DATA                                       24

XI.       ORGANIZATION OF THE PORTFOLIO                          25

XII.      PORTFOLIO TRANSACTIONS                                 25

XIII.     TAX INFORMATION                                        26

XIV.      FINANCIAL STATEMENTS                                   28

     This Statement of Additional Information describes the financial history, investment objectives and policies, management and operation of the Managers Money Market Fund. The Fund operates through a two-tiered master-feeder investment fund structure. Prior to December 1, 1995, the Fund operated as a free-standing mutual fund and not through the master-feeder structure. Where indicated in this Statement of Additional Information, historical information for the Fund includes information from the period prior to commencement of operations in the master-feeder structure.

              I.  INVESTMENT OBJECTIVE AND POLICIES

     The Managers Money Market Fund (the "Money Market Fund" or the "Fund") has an investment objective of maximizing current income while maintaining a high level of liquidity. The Fund attempts to achieve this objective by investing all of its investable assets in The Prime Money Market Portfolio (the "Portfolio"), an open-end, diversified management investment company having the same investment objective as the Money Market Fund. The Portfolio is advised by Morgan Guaranty Trust Company of New York ("Morgan" or the "Advisor").


     The Portfolio seeks to achieve its investment objective by maintaining a dollar-weighted average portfolio maturity of not more than 90 days and by investing in U.S. dollar-denominated securities described in the Prospectus and this Statement of Additional Information that meet certain rating criteria, present minimal credit risk and have effective maturities of not more than thirteen months. The Portfolio's ability to achieve maximum current income is affected by its high quality standards. See "Quality and Diversification Requirements."

     The following discussion supplements the information regarding the investment objective of the Fund and the policies to be employed to achieve this objective by the Portfolio as set forth above and in the Prospectus. The investment objective of the Fund and of the Portfolio are identical. Accordingly, references below to the Fund also include the Portfolio, and references to the Portfolio also include the Fund, unless the context requires otherwise.

Money Market Instruments

     As discussed in the Prospectus, the Fund, through the Portfolio, invests in money market instruments to the extent consistent with its investment objective and policies. A description of the various types of money market instruments that may be purchased by the Portfolio appears below. See "Quality and Diversification Requirements."

     U.S. Treasury Securities. The Portfolio may invest in direct obligations of the U.S. Treasury, including Treasury bills, notes and bonds, all of which are backed as to principal and interest payments by the full faith and credit of the United States.

     Additional U.S. Government Obligations. The Portfolio may invest in obligations issued or guaranteed by U.S. Government agencies or instrumentalities. These obligations may or may not be backed by the "full faith and credit" of the United States. Securities which are backed by the full faith and credit of the United States include obligations of the Government

National Mortgage Association, the Farmers Home Administration, and the Export-Import Bank. In the case of securities not backed by the full faith and credit of the United States, the Portfolio must look principally to the federal agency issuing or guaranteeing the obligation for ultimate repayment and may not be able to assert a claim against the United States itself in the event the agency or instrumentality does not meet its commitments. Securities in which the Portfolio may invest that are not backed by the full faith and credit of the United States include, but are not limited to: (i) obligations of the Tennessee Valley Authority, the Federal Home Loan Mortgage Corporation, the Federal Home Loan Banks and the U.S. Postal Service, each of which has the right to borrow from the U.S. Treasury to meet its obligations; (ii) securities issued by the Federal National Mortgage Association, which are supported by the discretionary authority of the U.S. Government to purchase the agency's obligations; and (iii) obligations of the Federal Farm Credit System and the Student Loan Marketing Association, each of whose obligations may be satisfied only by the individual credits of the issuing agency.

     Foreign Government Obligations. The Portfolio may also invest in U.S. dollar denominated short-term obligations of foreign sovereign governments or of their agencies, instrumentalities, authorities or political subdivisions.

     Bank Obligations. The Portfolio may invest in negotiable certificates of deposit, time deposits and bankers' acceptances of (i) banks, savings and loan associations and savings banks which have more than $2 billion in total assets (the "Asset Limitation") and are organized under laws of the United States or any state, (ii) foreign branches of these banks or of foreign banks of equivalent size (Euros) and (iii) U.S. branches of foreign banks of equivalent size (Yankees). The Portfolio will not invest in obligations for which the Advisor, or any of its affiliated persons, is the ultimate obligor or accepting bank. The Portfolio may also invest in obligations of international banking institutions designated or supported by national governments to promote economic reconstruction, development or trade between nations (e.g., the European Investment Bank, the Inter-American Development Bank, or the World Bank).

     Commercial Paper. The Portfolio may invest in commercial paper, including master demand obligations. Master demand obligations are obligations that provide for a periodic adjustment in the interest rate paid and permit daily changes in the amount borrowed. Master demand obligations are governed by agreements between the issuer and Morgan acting as agent, for no additional fee, in its capacity as investment advisor to the Portfolio and as fiduciary for other clients for whom it exercises investment discretion. The monies loaned to the borrower come from accounts managed by the Advisor or its affiliates, pursuant to arrangements with such accounts.
Interest and principal payments are credited to such accounts. The Advisor, acting as a fiduciary on behalf of its clients, has the right to increase or decrease the amount provided to the borrower under an obligation. The borrower has the right to pay without penalty all or any part of the principal amount then outstanding on an obligation together with interest to the date of payment. Since these obligations typically provide that the interest rate is tied to the Federal Reserve commercial paper composite rate, the rate on master demand obligations is subject to change. Repayment of a master demand obligation to participating accounts depends on the ability of the borrower to pay the accrued interest and principal of the obligation on demand which is continuously monitored by the Advisor. Since master demand obligations typically are not rated by credit rating agencies, the Portfolio may invest in such unrated obligations only if at the time of an investment the obligation is determined by the Advisor to have a credit quality which satisfies the Portfolio's quality restrictions. See "Quality and Diversification Requirements." Although there is no secondary market for master demand obligations, such obligations are considered by the Portfolio to be liquid because they are payable upon demand. The Portfolio does not have any specific percentage limitation on investments in master demand obligations. It is possible that the issuer of a master demand obligation could be a client of Morgan to whom Morgan, in its capacity as a commercial bank, has made a loan.

     Asset-Backed Securities. The Portfolio may also invest in securities generally referred to as asset-backed securities, which directly or indirectly represent a participation interest in, or are secured by and payable from, a stream of payments generated by particular assets, such as motor vehicle or credit card receivables or other asset-backed securities collateralized by such assets. Aseet-backed securities provide periodic payments that generally consist of both interest and principle payments. Consequently, the life of an asset-backed security varies with the prepayment experience of the underlying obligations. Payments of principal and interest may be guaranteed up to certain amounts and for a certain time period by a letter of credit issued by a financial institution unaffiliated with the entities issuing the securities. The asset-backed securities in which the Portfolio may invest are subject to the Portfolio's overall credit requirements. However, asset-backed securities, in general, are subject to certain risks.
Most of these risks are related to limited interests in applicable collateral. For example, credit card debt receivables are generally unsecured and the debtors are entitled to the protection of a number of state and federal consumer credit laws, many of which give such debtors the right to set off certain amounts on credit card debt thereby reducing the balance due. Additionally, if the letter of credit is exhausted, holders of asset-backed securities may also experience delays in payments or losses if the full amounts due on underlying sales contracts are not realized. Because asset-backed securities are relatively new, the market experience in these securities is limited and the market's ability to sustain liquidity through all phases of the market cycle has not been tested.

     Repurchase Agreements. The Portfolio may enter into repurchase agreements with brokers, dealers or banks that meet the credit guidelines approved by the Portfolio's Trustees. In a repurchase agreement, the Portfolio buys a security from a seller that has agreed to repurchase the same security at a mutually agreed upon date and price. The resale price normally is in excess of the purchase price, reflecting an agreed upon interest rate. This interest rate is effective for the period of time the Portfolio is invested in the agreement and is not related to the coupon rate on the underlying security. A repurchase agreement may also be viewed as a fully collateralized loan of money by the Portfolio to the seller. The period of these repurchase agreements will usually be short, from overnight to one week, and at no time will the Portfolio invest in repurchase agreements for more than thirteen months. The securities which are subject to repurchase agreements, however, may have maturity dates in excess of thirteen months from the effective date of the repurchase agreement. The Portfolio will always receive securities as collateral whose market value is, and during the entire term of the agreement remains, at least equal to 100% of the dollar amount invested by the Portfolio in the agreement plus accrued interest, and the Portfolio will make payment for such securities only upon the physical delivery or upon evidence of book entry transfer to the account of the Custodian. The Portfolio will be fully collateralized within the meaning of paragraph (a) (4) of Rule 2a-7 under the Investment Company Act of 1940, as amended (the "1940 Act"). If the seller defaults, the Portfolio might incur a loss if the value of the collateral securing the repurchase agreement declines and might incur disposition costs in connection with liquidating the collateral. In addition, if bankruptcy proceedings are commenced with respect to the seller of the security, realization upon disposal of the collateral by the Portfolio may be delayed or limited.

     The Portfolio may make investments in other debt securities with remaining effective maturities of not more than thirteen months, including without limitation corporate and foreign bonds, asset-backed securities and other obligations described in the Prospectus or this Statement of Additional Information.

Additional Investments

     Municipal Bonds. The Portfolio may invest in municipal bonds issued by or on behalf of states, territories or possessions of the United States and the District of Columbia and their political subdivisions, agencies, authorities and instrumentalities. The Portfolio may also invest in municipal notes of various types, including notes issued in anticipation of receipt of taxes, the proceeds of the sale of bonds, other revenues or grant proceeds, as well as municipal commercial paper and municipal demand obligations. These municipal bonds and notes will be taxable securities; income generated from these instruments will be subject to federal, state and local taxes.


     When-Issued and Delayed Delivery Securities. The Portfolio may purchase securities on a when-issued or delayed delivery basis. For example, delivery of and payment for these securities can take place a month or more after the date of the purchase commitment. The purchase price and interest rate payable, if any, on the securities are fixed on the purchase commitment date or at the time the settlement date is fixed. The value of such securities is subject to market fluctuation and for money market instruments and other fixed-income securities, no interest accrues to the Portfolio until settlement takes place. At the time the Portfolio makes the commitment to purchase securities on a when-issued or delayed delivery basis, it will record the transaction, reflect the value each day of the securities in determining its net asset value, if applicable, and calculate the maturity for the purposes of average maturity from that date. At the time of settlement, a when-issued security may be valued at less than the purchase price. To facilitate such acquisitions, the Portfolio will maintain with the Custodian a segregated account with liquid assets consisting of cash, U.S. Government securities or other appropriate securities, in an amount at least equal to such commitments. On delivery dates for such transactions, the Portfolio will meet its obligations from maturities or sales of the securities held in the segregated account and/or from cash flow. If the Portfolio chooses to dispose of the right to acquire a when-issued security prior to its acquisition, it could, as with the disposition of any other portfolio obligation, incur a gain or loss due to market fluctuation. It is currently the policy of the Portfolio not to enter into when-issued commitments exceeding in the aggregate 15% of the market value of the Portfolio's total assets less liabilities other than the obligations created by when-issued commitments.


     Investment Company Securities. Securities of other investment companies may be acquired by the Fund and the Portfolio to the extent permitted under the 1940 Act. These limits require that, as determined immediately after a purchase is made, (i) not more than 5% of the value of the Portfolio's total assets will be invested in the securities of any one investment company, (ii) not more than 10% of the value of its total assets will be invested in the aggregate in securities of investment companies as a group, and (iii) not more than 3% of the outstanding voting stock of any one investment company will be owned by the Portfolio, provided however, that the Fund may invest all of its investable assets in an open-end investment company that has the same investment objective as the Fund (e.g., the Portfolio). As a shareholder of another investment company, the Portfolio would bear, along with other shareholders, its pro rata portion of the other investment company's expenses, including advisory fees. These expenses would be in addition to the advisory and other expenses that the Portfolio bears directly in connection with its operations.

     Reverse Repurchase Agreements. The Portfolio may enter into reverse repurchase agreements. In a reverse repurchase agreement, the Portfolio sells a security and agrees to repurchase the same security at a mutually agreed upon date and price. For purposes of the 1940 Act, a reverse repurchase agreement is also considered as the borrowing of money by the Portfolio, and, therefore, a form of leverage. The Portfolio will invest the proceeds of the borrowings under reverse repurchase agreements. In addition, the Portfolio will enter into a reverse repurchase agreement only when the interest income to be earned from the investment of the proceeds is greater than the interest expense of the transaction. The Portfolio will not invest the proceeds of a reverse repurchase agreement for a period which exceeds the duration of the reverse repurchase agreement. The Portfolio will establish and maintain with the Custodian a separate account with a segregated portfolio of securities in an amount at least equal to its purchase obligations under its reverse repurchase agreements. If interest rates rise during the term of a reverse repurchase agreement, entering into the reverse repurchase agreement may have a negative impact on the Money Market Fund's ability to maintain a net asset value of $1.00 per share. See "Investment Restrictions."

     Loans of Portfolio Securities. The Portfolio may lend its securities in an amount up to 33 1/3% of the value of its net assets if such loans are secured continuously by cash or equivalent collateral or by a letter of credit in favor of the Portfolio at least equal at all times to 100% of the market value of the securities loaned, plus accrued interest. While such securities are on loan, the borrower will pay the Portfolio any income accruing thereon. Loans will be subject to termination by the Portfolio in the normal settlement time, generally three business days after notice, or by the borrower on one day's notice. Borrowed securities must be returned when the loan is terminated. Any gain or loss in the market price of the borrowed securities which occurs during the term of the loan inures to the Portfolio and its respective investors. The Portfolio may pay reasonable finders' and custodial fees in connection with a loan. In addition, the Portfolio will consider all facts and circumstances, including the creditworthiness of the borrowing financial institution, and the Portfolio will not make any loans in excess of one year. Loans of Portfolio securities may be considered extensions of credit by the Portfolio. The risks to the Portfolio with respect to borrowers of its portfolio securities are similar to the risks to the Portfolio with respect to sellers in repurchase agreement transactions. See "Repurchase Agreements." The Portfolio will not lend its securities to any officer, Trustee, Director, employee, or other affiliate of the Portfolio, the Advisor or Funds Distributor, Inc. unless otherwise permitted by applicable law.

     Privately Placed and Certain Unregistered Securities.  The
Portfolio may invest in privately placed, restricted, Rule 144A or other unregistered securities as described in the Prospectus.

     As to illiquid investments, the Portfolio is subject to a risk that should the Portfolio decide to sell them when a ready buyer is not available at a price the Portfolio deems representative of their value, the value of the Portfolio's net assets could be adversely affected. Where an illiquid security must be registered under the Securities Act of 1933, as amended, (the "1933 Act") before it may be sold, the Portfolio may be obligated to pay all or part of the registration expenses and a considerable period may elapse between the time of the decision to sell and the time the Portfolio may be permitted to sell a security under an effective registration statement. If, during such a period, adverse market conditions were to develop, the Portfolio might obtain a less favorable price than prevailed when it decided to sell.

     Synthetic Instruments. The Portfolio may invest in certain synthetic instruments. Such instruments generally involve the deposit of asset-backed securities in a trust arrangement and the issuance of certificates evidencing interests in the trust. The certificates are generally sold in private placements in reliance on Rule 144A.

     Foreign Investments. The Portfolio may invest in certain foreign securities. All investments of the Portfolio must, however, be U.S. dollar denominated, and any foreign commercial paper must not be subject to foreign withholding tax at the time of purchase.

     For a description of the risks associated with investing in foreign securities, see "Foreign Investment Information" in the Prospectus.

Quality and Diversification Requirements

     The Portfolio intends to meet the diversification requirements of the 1940 Act. To meet these requirements, 75% of the assets of the Portfolio are subject to the following fundamental limitations: (1) the Portfolio may not invest more than 5% of its total assets in the securities of any one issuer, except obligations of the U.S. Government, its agencies and instrumentalities, and (2) the Portfolio may not own more than 10% of the outstanding voting securities of any one issuer. As for the other 25% of the Portfolio's assets not subject to the limitation described above, there is no limitation on investment of these assets under the 1940 Act, so that all of such assets may be invested in the securities of any one issuer, subject to the limitation of any applicable state securities laws, or as described below. Investments not subject to the limitations described above could involve an increased risk to the Portfolio should an issuer, or a state or its related entities, be unable to make interest or principal payments or should the market value of such securities decline.

     At the time the Portfolio invests in any taxable commercial paper, master demand obligation or repurchase agreement, the issuer must have outstanding debt rated A or higher by Moody's or Standard & Poor's. The issuer's parent corporation, if any, must have outstanding commercial paper rated Prime-1 by Moody's or A-1 by Standard & Poor's, or if no such ratings are available, the investment must be of comparable quality in Morgan's opinion.


     In order to attain the Fund's objective of maintaining a stable net asset value, the Portfolio will (i) with respect to 75% of the Portfolio's assets, limit its investment in the securities (other than U.S. Government securities) of any one issuer to no more than 5% of its assets, measured at the time of purchase, except for investments held for not more than three business days (subject, however, to the investment restriction No. 4 set forth under "Investment Restrictions" below); and (ii) limit investments to securities that present minimal credit risks and securities (other than U.S. Government securities) that are rated within the highest short-term rating category by at least two nationally recognized statistical rating organizations ("NRSROs") or by the only NRSRO that has rated the security. Securities which originally had a maturity of over one year are subject to more complicated, but generally similar rating requirements. A description of illustrative credit ratings is set forth in Appendix A attached to this Statement of Additional Information. The Portfolio may also purchase unrated securities that are of comparable quality to the rated securities described above. Additionally, if the issuer of a particular security has issued other securities of comparable priority and security and which have been rated in accordance with (ii) above, that security will be deemed to have the same rating as such other rated securities.

     In addition, the Board of Trustees of the Portfolio has adopted procedures which (i) require the Board of Trustees to approve or ratify purchases by the Portfolio of securities (other than U.S. Government securities) that are unrated; (ii) require the Portfolio to maintain a dollar-weighted average portfolio maturity of not more than 90 days and to invest only in securities with a remaining maturity of not more than 397 days; and (iii) require the Portfolio, in the event of certain downgradings of or defaults on portfolio holdings, to dispose of the holding, subject in certain circumstances to a finding by the Trustees that disposing of the holding would not be in the Portfolio's best interest.

                   II. INVESTMENT RESTRICTIONS

     The investment restrictions below have been adopted by the Trust with respect to the Fund and by the Portfolio. Except where otherwise noted, these investment restrictions are "fundamental" policies which under the 1940 Act, may not be changed without the vote of a majority of the outstanding voting securities of the Fund or Portfolio, respectively. A "majority of the outstanding voting securities" is defined in the 1940 Act as the lesser of (a) 67% or more of the voting securities present at a meeting if the holders of more than 50% of the outstanding voting securities are present or represented by proxy, or (b) more than 50% of the outstanding voting securities. The percentage limitations contained in the restrictions below apply at the time of the purchase of securities. If the Fund is requested to vote on a change in the fundamental investment restrictions of the Portfolio, the Trust will hold a meeting of Fund shareholders and cast its votes as instructed by the shareholders.

     The investment restrictions of the Fund and the Portfolio are substantially identical, unless as otherwise specified.
Accordingly, references below to the Fund also include the Portfolio unless the context requires otherwise.

The Fund may not:
     1. Issue senior securities, except as may otherwise be permitted by the following investment restrictions or under the 1940 Act or any rule, order or interpretation thereunder. (This is a non-fundamental policy with respect to the Portfolio);

     2. Enter into reverse repurchase agreements, which together with any other borrowing exceeds in the aggregate one-third of the market value of the Fund's total assets, less liabilities other than obligations created by reverse repurchase agreements;

     3. Borrow money (not including reverse repurchase agreements), except from banks for temporary or extraordinary or emergency purposes and then only in amounts up to 10% of the value of the Fund's total assets, taken at cost, at the time of such borrowing (and provided that such borrowings and reverse repurchase agreements do not exceed in the aggregate one-third of the market value of the Fund's total assets less liabilities other than the obligations represented by the bank borrowings and reverse repurchase agreements). Mortgage, pledge, or hypothecate any assets except in connection with any such borrowing and in amounts up to 10% of the value of the Fund's net assets at the time of such borrowing. The Fund will not purchase securities while borrowings exceed 5% of the Fund's total assets; provided, however, that the Fund may increase its interest in an open-end management investment company with the same investment objective and restrictions as the Fund while such borrowings are outstanding. This borrowing provision is included to facilitate the orderly sale of portfolio securities, for example, in the event of abnormally heavy redemption requests, and is not for investment purposes;

     4. Purchase the securities or other obligations of any one issuer if, immediately after such purchase, more than 5% of the value of the Fund's total assets would be invested in securities or other obligations of any one such issuer; provided, however, that the Fund may invest all or part of its investable assets in an open-end management investment company with the same investment objective and restrictions as the Fund. This limitation shall not apply to issues of the U.S. Government, its agencies or instrumentalities and to permitted investments of up to 25% of the Fund's total assets;

     5. Purchase the securities or other obligations of issuers conducting their principal business activity in the same industry if, immediately after such purchase, the value of its investment in such industry would exceed 25% of the value of the Fund's total assets; provided, however, that the Fund may invest all or part of its investable assets in an open-end management investment company with the same investment objective and restrictions as the Fund. For purposes of industry concentration, there is no percentage limitation with respect to investments in U.S. Government securities, negotiable certificates of deposit, time deposits, and bankers' acceptances of U.S. branches of U.S. banks;

     6. Make loans, except through purchasing or holding debt obligations, or entering into repurchase agreements, or loans of portfolio securities in accordance with the Fund's investment objective and policies (see "Investment Objective and Policies");

     7. Purchase or sell puts, calls, straddles, spreads, or any combination thereof, real estate, commodities, or commodity contracts or interests in oil, gas, or mineral exploration or development programs. However, the Fund may purchase bonds or commercial paper issued by companies which invest in real estate or interests therein including real estate investment trusts;

     8. Purchase securities on margin, make short sales of securities, or maintain a short position, provided that this restrictions shall not be deemed to be applicable to the purchase or sale of when-issued securities or of securities for delivery at a future date;

     9. Acquire securities of other investment companies, except as permitted by the 1940 Act;

     10.  Act as an underwriter of securities; or

     11. Acquire any illiquid securities, such as repurchase agreements with more than seven days to maturity or fixed time deposits with a duration of over seven calendar days if, as a result thereof, more than 10% of the market value of the Fund's net assets would be in investments that are illiquid. (This is a non-fundamental policy with respect to the Fund; in the case of the Portfolio, the percentage limitation is applicable to the Portfolio's total assets).

                   III.  TRUSTEES AND OFFICERS

     The Trust and the Portfolio are governed by two separate Boards of Trustees. The Trust, which has other separate investment portfolios, including the Money Market Fund, is governed by the Trustees of the Trust, who provide broad supervision over the affairs of the Trust and the Fund. The Trustees and officers of the Trust are listed below together with their principal occupations during at least the past five years, as well as the Trustees' dates of birth. References to The Managers Funds, L.P., the Fund Administrator, should be read to apply to Evaluation Associates Investment Management Company, the predecessor of The Managers Funds, L.P., for periods prior to August 17, 1990.

Name, Address and Position with   Principal Occupation During Past
Trust                             5 Years
ROBERT P. WATSON1                 President and Trustee of The
40 Richards Avenue                Managers Funds; Chairman and
Norwalk, CT  06854                Chief Executive Officer,
Chief Executive Officer,          Evaluation Associates Investment
President, Trustee                Management Company (predecessor
                                  of The Managers Funds, L.P.)
Date of birth: 1/21/34            (prior to June 1988 and from
                                  August 1989 to August 1990);
                                  Partner, The Managers Funds, L.P.
                                  (since August 1990); Executive
                                  Vice President, Evaluation
                                  Associates, Inc. (June 1988 to
                                  August 1989).
WILLIAM W. GRAULTY                Practicing Attorney (1977 to
65 LaSalle Road                   present); Executive Vice
West Hartford, CT 06107           President and Head of Trust
Trustee                           Division, The Connecticut Bank
                                  and Trust Company, N.A. (1956 to
Date of birth: 12/30/23           1976); President, American
                                  Bankers Association, Trust
                                  Division (1974 to 1975);
                                  President Connecticut Bankers
                                  Association, Trust Division (1966
                                  to 1968).
MADELINE H. McWHINNEY             President, Dale, Elliott &
24 Blossom Cove                   Company (management consultants)
Red Bank, NJ  07701               (1977 to present); Assistant Vice
Trustee                           President and Financial
                                  Economist, Federal Reserve Bank
Date of birth:  3/11/22           of New York (1943 to 1973);
                                  Trustee and Treasurer, Institute
                                  of International Education (since
                                  1975); Assistant Director,
                                  Operations, Whitney Museum of
                                  American Art (1983 to 1986);
                                  Member, Advisory Committee on
                                  Professional Ethics, New Jersey
                                  Supreme Court (March 1983 to
                                  present).

                              10

Name, Address and Position with   Principal Occupation During Past
Trust                             5 Years
STEVEN J. PAGGIOLI                Executive Vice President and
479 West 22nd Street              Director, Wadsworth Group (1986
New York, NY  10011               to present); Vice President,
Trustee                           Secretary and Director, First
                                  Fund Distributors, Inc. (1991 to
Date of birth: 4/3/50             present); Vice President,
                                  Secretary and Director;
                                  Investment Company Administration
                                  Corporation (1990 to present);
                                  Trustee of Professionally Managed
                                  Portfolios (1991 to present).

THOMAS R. SCHNEEWEIS              Professor of Finance (1985 to
                                  present), Associate Professor of
10 Cortland Drive                 Finance (1980-1985), Ph.D.
Amherst, MA  01002                Director (Acting) (1985 to 1986),
                                  Chairman (Acting) Department of
Trustee                           General Business and Finance
                                  (1981-1982), and Assistant
Date of birth: 5/10/47            Professor of Finance (1977-1980),
                                  University of Massachusetts;
                                  Teaching Assistant, University of
                                  Iowa Principal Occupation (1973-
                                  1977); Financial Consultant,
                                  Ehlers and Associates (1970-
                                  1973).
PETER M. LEBOVITZ                 Director of Marketing, The
40 Richards Avenue                Managers Funds, L.P. (September
Norwalk, CT 06854                 1994 to present); Director of
Vice President                    Marketing, Hyperion Capital
                                  Management, Inc. (June 1993 to
Date of birth: 1/18/55            June 1994); Senior Vice President
                                  and Chief Investment Officer,
                                  Greenwich Asset Management, Inc.
                                  (April 1989 to June 1993).

DONALD S. RUMERY                  Director of Operations, The
40 Richards Avenue                Managers Funds, L.P. (December
Norwalk, CT 06854                 1994 to present)
Secretary, Treasurer (Principal   Vice President, Signature
Financial and Accounting Officer) Financial Group (March 1990 to
                                  December 1994)
Date of birth: 5/29/58            Vice President, The Putnam
                                  Companies (August 1980 to March
                                  1990).

                              11

Name, Address and Position with   Principal Occupation During Past
Trust                             5 Years
GIANCARLO (JOHN) E. ROSATI        Vice President (July 1992 to
40 Richards Avenue                Present) and Assistant Vice
Norwalk, CT  06854                President (July 1986 to June
Assistant Treasurer               1992), The Managers Funds, L.P.;
                                  Accountant, Gintel Co. (June 1980
Date of birth: 3/31/56            to June 1986).

PETER M. McCABE                   Portfolio Administrator, The
40 Richards Avenue                Managers Funds, L.P. (August 1995
Norwalk, CT  06854                to present); Portfolio
Assistant Treasurer               Administrator, Oppenheimer
                                  Capital, L.P. (July 1994 to
                                  August 1995); College Student
Date of Birth:  9/8/72            (September 1990 to June 1994).

                                  Legal/Compliance Officer, The
LAURA A. PENTIMONE                Managers Funds, L.P. (September
40 Richards Avenue                1997 to present); Law School
Norwalk, CT  06854                Student (August 1994 to June
Assistant Secretary               1997); College Student (August
                                  1990 to June 1994).
Date of birth: 11/10/70



     The Trust's Disinterested Trustees receive an annual retainer of $10,000, and meeting fees of $750 for each in-person meeting attended and $200 for participating in each telephonic meeting. There are no pension or retirement benefits provided by the Trust or any affiliate of the Trust to the Trustees. The Trust does not pay compensation to its officers. The following chart sets forth the aggregate compensation paid to each Disinterested Trustee for the year ended December 31, 1997:


                                             Total Compensation
                                                 from
                                             Registrant and
                               Aggregate         Fund
                              Compensation   Complex Paid to
     Name of Trustee           from Fund       Trustees
     ---------------          ------------   -------------------
     William W. Graulty              $454      $13,200
     Madeline H. McWhinney            454       13,200
     Steven J. Paggioli               454       13,200
     Thomas R. Schneeweis             454       13,200


     As indicated above, certain of the Trust's officers also hold positions with The Managers Funds, L.P., the Fund Administrator. All Trustees and officers as a group owned approximately 2,111,382 of the shares of the Fund outstanding as of the date of this Statement of Additional Information. This includes shares held by The Managers Funds, L.P., and by a pension plan, in which the Trustees and officers have beneficial interests. Such Trustees and officers disclaim ownership, control or voting power of the shares held through the pension plan.

     The Trustees of the Portfolio, their business addresses, their principal occupations during the past five years and dates of birth are set forth below.

     Frederick S. Addy - Trustee; Retired; Prior to April 1994
Executive Vice President and Chief Financial Officer, Amoco
Corporation.  His address is 5300 Arbutus Cove, Austin, TX
78746.  Birthdate, January 1, 1932.


     William G. Burns - Trustee; Retired; Former Vice Chairman and Chief Financial Officer, NYNEX. His address is 2200 Alaqua
Drive, Longwood, FL  32779.  Birthdate, November 2, 1932.


     Arthur C. Eschenlauer - Trustee; Retired: Former Senior Vice
President, Morgan Guaranty Trust Company of New York. His address is 14 Alta Vista Drive, RD #2, Princeton, NJ 08540.
Birthdate, May 23, 1934.


     Matthew Healey (1) - Trustee, Chairman and Chief Executive
Officer; Chairman, Pierpont Group, Inc., since prior to 1993.
His address is Pine Tree Club Estates, 10286 Saint Andrews Road,
Boynton Beach, FL  33436.  Birthdate, August 23, 1937.


     Michael P. Mallardi - Trustee; Retired; Prior to April 1996,
Senior Vice President, Capital Cities/ABC, Inc., and President,
Broadcast Group.  His address is 10 Charnwood Drive, Suffern, NY
10910.  Birthdate, March 17, 1934.


(1) Mr. Healey is an "interested person" of the Portfolio and the Advisor as that term is defined in the 1940 Act.


     Each Trustee of the Portfolio is currently paid an annual fee of $72,500 for serving as Trustee of the Portfolio as well as 18 other investment companies which are affiliated with the Advisor and is reimbursed for expenses incurred in connection with service as a Trustee. The Trustees may hold various other directorships unrelated to these funds. Trustee compensation expenses paid by the Portfolio for the calendar year ended December 31, 1997 are set forth below.


                                                    Total Trustee
                                                    Compensation
                                 Aggregate        Accrued by the
                                  Trustee        Master Portfolios*,
                                Compensation       The J.P. Morgan
                                Paid by the         Funds, J.P.
                                 Portfolio       Morgan Institutional
     Name of Trustee           during 1997        Funds and J.P.Morgan
                                                Series Trust during 1997**
-----------------------      ---------------    ----------------------
Frederick S. Addy, Trustee          $9,756              $72,500
William G. Burns, Trustee            9,754               72,500
Arthur C. Eschenlauer, Trustee       9,754               72,500
Matthew Healey, Trustee,             9,754               72,500
     Chairman and Chief Executive
     Officer***
Michael P. Mallardi, Trustee         9,754               72,500



*Includes the Portfolio and 21 other Portfolios (collectively the
"Master Portfolios") for which Morgan acts as investment advisor.


**No investment company within the Portfolio's fund complex has a pension or retirement plan. Currently, there are 18 investment companies (15 investment companies comprising the Master Portfolios, the J.P. Morgan Funds, the J.P. Morgan Institutional Funds and J.P. Morgan Series Trust) in the Portfolio's fund complex.


***During 1997, Pierpont Group, Inc. paid Mr. Healey, in his role as Chairman of Pierpont Group, Inc., compensation in the amount of $147,500, contributed $22,100 to a defined contribution plan on his behalf and paid $20,500 in insurance premiums for his benefit.

     The Trustees of the Portfolio, in addition to reviewing actions of the Portfolio's various service providers, decide upon matters of general policy. The Portfolio has entered into a Portfolio Fund Services Agreement with Pierpont Group, Inc. to assist the Trustees in exercising their overall supervisory responsibilities over the affairs of the Portfolio. Pierpont
Group, Inc. was organized in July 1989 to provide services for The Pierpont Family of Funds, and the Trustees of the Portfolio are the equal and sole shareholders of Pierpont Group, Inc. The
Portfolio has agreed to pay Pierpont Group, Inc. a fee in an amount approximating its reasonable costs in performing these services to the Portfolio and certain other registered investment companies subject to similar agreements with Pierpont Group, Inc.
These costs are periodically reviewed by the Trustees.

     The aggregate fees paid to Pierpont Group, Inc. by the
Portfolio during the fiscal year ended November 30, 1995,
November 30, 1996 and November 30, 1997 were $261,045, $157,428 and $143,027, respectively.
                              14

     The Portfolio's executive officers (listed below), other than the Chief Executive Officer and the officers who are employees of the Advisor, are provided and compensated by Funds
Distributor, Inc. ("FDI"), a wholly-owned indirect subsidiary of Boston Institutional Group, Inc. The Portfolio's officers conduct and supervise the business operations of the Portfolio.
The Portfolio has no employees.


Officers of the Portfolio

     The officers of the Portfolio, their principal occupations during the past five years and dates of birth are set forth below. The business address of each of the officers unless otherwise noted is Funds Distributor, Inc., 60 State Street,
Suite 1300, Boston, Massachusetts 02109.

     MATTHEW HEALEY; Chief Executive Officer; Chairman, Pierpont
Group, since prior to 1993.  His address is Pine Tree Club
Estates, 10286 Saint Andrews Road, Boynton Beach, FL 33436. His date of birth is August 23, 1937.

     MARIE E. CONNOLLY; Vice President and Assistant Treasurer.
President, Chief Executive Officer, Chief Compliance Officer and
Director of FDI and Premier Mutual Fund Services, Inc., an affiliate of FDI ("Premier Mutual") and an officer of certain investment companies distributed or administered by FDI. Prior to July 1994, she was President and Chief Compliance Officer of
FDI.  Her date of birth is August 1, 1957.


     DOUGLAS C. CONROY; Vice President and Assistant Treasurer.
Assistant Vice President and Assistant Department Manager of
Treasury Services and Administration of FDI and an officer of certain investment companies distributed or administered by FDI.
Prior to April 1997, Mr. Conroy was Supervisor of Treasury
Services and Administration of FDI.  From April 1993 to January
1995, Mr. Conroy was a Senior Fund Accountant for Investors Bank
& Trust Company.  His date of birth is March 31, 1969.


     JACQUELINE HENNING; Assistant Secretary and Assistant
Treasurer of the Portfolio only.  Managing Director, State Street
Cayman Trust Company, Ltd. since October 1994.  Prior to October
1994, Mrs. Henning was head of mutual funds at Morgan Grenfell in Cayman and was Managing Director of Bank of Nova Scotia Trust
Company (Cayman) Limited prior to September 1993.  Address:  P.O.
Box 2508 GT, Elizabethan Square, 2nd Floor, Shedden Road, George
Town, Grand Cayman, Cayman Islands, BWI.  Her date of birth is
March 24, 1942.




                              15

     KAREN JACOPPO-WOOD; Vice President and Assistant Secretary.
Vice President and Senior Counsel of FDI and an officer of certain investment companies distributed or administered by FDI.
From June 1994 to January 1996, Ms. Jacoppo-Wood was a Manager of
SEC Registration at Scudder, Stevens & Clark, Inc.  Prior to May
1994, Ms. Jacoppo-Wood was a senior paralegal at The Boston
Company Advisors, Inc. ("TBCA").  Her date of birth is December
29, 1966.


     CHRISTOPHER J. KELLEY; Vice President and Assistant
Secretary. Vice President and Senior Associate General Counsel of FDI and Premier Mutual and an officer of certain investment companies distributed or administered by FDI. From April 1994 to July 1996, Mr. Kelley was Assistant Counsel at Forum Financial
Group.  Prior to April 1994, Mr. Kelley was employed by Putnam
Investments in legal and compliance capacities. His date of birth is December 24, 1964.


     LENORE J. MCCABE; Assistant Secretary and Assistant
Treasurer of the Portfolio only.  Assistant Vice President, State
Street Bank and Trust Company since November 1994.  Assigned as
Operations Manager, State Street Cayman Trust Company, Ltd. since
February 1995.  Prior to November, 1994, employed by Boston
Financial Data Services, Inc. as Control Group Manager.  Address:
P.O. Box 2508 GT, Elizabethan Square, 2nd Floor, Shedden Road,
George Town, Grand Cayman, Cayman Islands, BWI. Her date of birth is May 31, 1961.


     MARY A. NELSON; Vice President and Assistant Treasurer.
Vice President and Manager of Treasury Services and
Administration of FDI and Premier Mutual and an officer of certain investment companies distributed or administered by FDI.
Prior to August 1994, Ms. Nelson was an Assistant Vice President and Client Manager for The Boston Company, Inc. Her date of birth is April 22, 1964.


     MARY JO PACE; Assistant Treasurer.  Vice President, Morgan
Guaranty Trust Company of New York.  Ms. Pace serves in the Funds
Administration group as a Manager for the Budgeting and Expense
Processing Group.  Prior to September 1995, Ms. Pace served as a
Fund Administrator for Morgan Guaranty Trust Company of New York.
Her address is 60 Wall Street, New York, New York 10260. Her date of birth is March 13, 1966.

     MICHAEL S. PETRUCELLI; Vice President and Assistant
Secretary.  Senior Vice President and Director of Strategic
Client Initiatives for FDI since December 1996.  From December
1989 through November 1996, Mr. Petrucelli was employed with GE
Investments where he held various financial, business development and compliance positions. He also served

                              16

as Treasurer of the GE Funds and as Director of GE Investment
Services.  Address:  200 Park Avenue, New York, New York, 10166.
His date of birth is May 18, 1961.

     CHRISTINE ROTUNDO; Assistant Treasurer.  Vice President,
Morgan Guaranty Trust Company of New York. Ms. Rotundo serves in the Fund Administration group as a Manager of the Tax Group and is responsible for U.S. mutual fund tax matters. Prior to September 1995, Ms. Rotundo served as a Senior Tax Manager in the
Investment Company Services Group of Deloitte & Touche LLP. Her address is 60 Wall Street, New York, New York 10260. Her date of birth is September 26, 1965.


     JOSEPH F. TOWER III; Vice President and Assistant Treasurer.
Senior Vice President, Treasurer and Chief Financial Officer,
Chief Administrative Officer and Director of FDI.  Senior Vice
President, Treasurer and Chief Financial Officer, Chief
Administrative Officer and Director of Premier Mutual and an officer of certain investment companies distributed or administered by FDI. Prior to November 1993, Mr. Tower was
Financial Manager of The Boston Company, Inc. His date of birth is June 13, 1962.


          IV.  MANAGEMENT OF THE FUND AND THE PORTFOLIO

INVESTMENT ADVISOR AND ADMINISTRATIVE SERVICES AGENT

     The investment advisor to the Portfolio is Morgan Guaranty
Trust Company of New York ("Morgan" or the "Advisor"), a wholly-owned subsidiary of J.P. Morgan & Co. Incorporated ("J.P.
Morgan"), a bank holding company organized under the laws of the State of Delaware. The Advisor, whose principal offices are at 60 Wall Street, New York, New York 10260, is a New York trust company which conducts a general banking and trust business. The
Advisor is subject to regulation by the New York State Banking
Department and is a member bank of the Federal Reserve System.
Through offices in New York City and abroad, the Advisor offers a wide range of services, primarily to governmental, institutional, corporate and individual customers in the United States and throughout the world.

     The investment advisory services the Advisor provides to the Portfolio are not exclusive under the terms of the Advisory
Agreement. The Advisor is free to and does render similar investment advisory services to others. The Advisor serves as investment advisor to personal investors and other investment companies and acts as fiduciary for trusts, estates and employee benefit plans. Certain of the assets of trusts and estates under management are invested in common trust funds for which the Advisor serves as trustee. The accounts which are managed or advised by the Advisor have varying investment objectives and the Advisor invests assets of certain of such accounts in investments substantially similar to, or the same as, those which are expected to constitute the principal investments of the Portfolio. Such accounts are supervised by officers and employees of the Advisor who may also be acting in similar capacities for the Portfolio. See "Portfolio Transactions."

                              17

     J. P. Morgan, through the Advisor and other subsidiaries, acts as investment advisor to individuals, governments, corporations, employee benefit plans, mutual funds and other institutional investors with combined assets under management of more than $250 billion.


     J.P. Morgan has a long history of service as adviser, underwriter and lender to an extensive roster of major companies and as financial advisor to national governments. The firm, through its predecessor firms, has been in business for over a century and has been managing investments since 1913.

     The basis of the Advisor's investment process is fundamental investment research, as the firm believes that fundamentals should determine an asset's value over the long term. Morgan currently employs over 100 full-time research analysts, among the largest research staffs in the money management industry, located in New York, London, Tokyo, Frankfurt, Melbourne and Singapore to cover countries, industries and companies on site. Morgan's fixed income investment process is based on analysis of real rates, sector diversification and quantitative and credit analysis.

     Sector weightings are generally similar to a benchmark with the emphasis on security selection as the method to achieve investment performance superior to the benchmark. The benchmark for the Portfolio in which the Fund invests is currently IBC's
First Tier Money Fund Average.

     J. P. Morgan Investment Management Inc., also a wholly-owned subsidiary of J. P. Morgan, is a registered investment adviser under the Investment Advisers Act of 1940, as amended, which manages employee benefit funds of corporations, labor unions and state and local governments and the accounts of other institutional investors, including investment companies. Certain of the assets of employee benefit accounts under its management are invested in commingled pension trust funds for which Morgan serves as trustee. J. P. Morgan Investment Management Inc.
advises the Advisor on investment of the commingled pension trust funds.

     The Portfolio is managed by officers of the Advisor who, in acting for their customers, including the Portfolio, do not discuss their investment decisions with any personnel of J. P.
Morgan or any personnel of other divisions of the Advisor or with any of its affiliated persons, with the exception of J. P. Morgan
Investment Management Inc. and certain other investment management affiliates of J.P. Morgan.

     As compensation for the services rendered and related expenses such as salaries of advisory personnel borne by the Advisor under the Advisory Agreement, the Portfolio has agreed to pay the Advisor a fee, which is computed daily and may be paid monthly, equal to the annual rate of 0.20% of the Portfolio's average daily net assets up to $1 billion and 0.10% of average daily net assets in excess of $1 billion.

                              18

     The advisory fees paid by the Portfolio to the Advisor are as follows: For the fiscal year ended November 30, 1995:
$3,913,479.  For the fiscal year ended November 30, 1996:
$4,503,793.  For the fiscal year ended November 30, 1997:
$5,063,662.

     The Investment Advisory Agreement provides that it will continue in effect for a period of two years after execution only if specifically approved thereafter annually. The Investment
Advisory Agreement will terminate automatically if assigned and is terminable at any time without penalty by a vote of a majority of the Portfolio's Trustees, or by a vote of the holders of a majority of the Portfolio's outstanding voting securities, on 60 days' written notice to the Advisor and by the Advisor on 90 days' written notice to the Portfolio. See "Additional
Investment Information and Risk Factors."

     Prior to December 1, 1995, the Money Market Fund invested directly in portfolio securities and paid advisory fees to its own investment adviser. For the eleven months ended November 30, 1995 and for the fiscal years ended December 31, 1994 and 1993, net fees after waivers paid to such adviser were $42,050, $15,126 and $6,297, respectively.

     The Glass-Steagall Act and other applicable laws generally prohibit banks such as the Advisor from engaging in the business of underwriting or distributing securities, and the Board of Governors of the Federal Reserve System has issued an interpretation to the effect that under these laws a bank holding company registered under the federal Bank Holding Company Act or certain subsidiaries thereof may not sponsor, organize, or control a registered open-end investment company continuously engaged in the issuance of its shares. The interpretation does not prohibit a holding company or a subsidiary thereof from acting as investment advisor and custodian to such an investment company. The Advisor believes that it may perform the services for the Portfolio contemplated by the Advisory Agreement without violation of the Glass-Steagall Act or other applicable banking laws or regulations. State laws on this issue may differ from the interpretation of relevant federal law, and banks and financial institutions may be required to register as dealers pursuant to state securities laws. However, it is possible that future changes in either federal or state statutes and regulations concerning the permissible activities of banks or trust companies, as well as further judicial or administrative decisions and interpretations of present and future statutes and regulations, might prevent the Advisor from continuing to perform such services for the Portfolio.

     If the Advisor were prohibited from acting as investment advisor to the Portfolio, it is expected that the Trustees of the Portfolio would recommend to investors that they approve the Portfolio entering into a new investment advisory agreement with another qualified investment advisor selected by the Trustees.

     Morgan also provides other services to the Portfolio outside the scope of the Advisory Agreement. The Portfolio has entered into an Administrative Services Agreement (the "Services
Agreement") with Morgan effective December 29, 1995, as amended effective August 1, 1996, pursuant to which Morgan is responsible for certain administrative and related services provided to the Portfolio. The Services Agreement may be terminated at any time, without penalty, by the

                              19

Portfolio's Trustees or Morgan, in each case on not more than 60 days' nor less than 30 days' written notice to the other party.

     Under the amended Services Agreement, the Portfolio has agreed to pay Morgan fees equal to the Portfolio's allocable share of an annual complex-wide charge. This charge is calculated daily based on the aggregate net assets of the Master
Portfolios and J.P. Morgan Series Trust in accordance with the following annual schedule: 0.09% of the first $7 billion of their aggregate average daily net assets and 0.04% of their aggregate average daily net assets in excess of $7 billion, less the complex-wide fees payable to FDI. The portion of this charge payable the Portfolio is determined by the proportionate share that its net assets bear to the total net assets of the J.P.
Morgan Funds, the J.P. Morgan Institutional Funds, the Master
Portfolios, the other investors in the Master Portfolios for which Morgan provides similar services and J.P. Morgan Series
Trust.

     Under Administrative Services Agreements in effect from
December 29, 1995 through July 31, 1996, with Morgan, the
Portfolio paid Morgan a fee equal to its proportionate share of an annual complex-wide charge. This charge was calculated daily based on the aggregate net assets of the Master Portfolios in accordance with the following schedule: 0.06% of the first $7 billion of the Master Portfolios' aggregate average daily net assets, and 0.03% of the Master Portfolios' average daily net assets in excess of $7 billion.

     Prior to December 29, 1995, the Portfolio had entered into a Financial and Fund Accounting Services Agreement with Morgan, the provisions of which included certain of the activities described above and, prior to September 1, 1995, also included reimbursement of the Portfolio's usual and customary expenses.
The services fees paid by the Portfolio to Morgan are as follows:
For the fiscal year ended November 30, 1995: $373,077. For the fiscal year ended November 30, 1996: $891,730. For the fiscal year ended November 30, 1997: $1,256,131.

PORTFOLIO CO-ADMINISTRATOR AND EXCLUSIVE PLACEMENT AGENT

     FDI serves as the Portfolio's exclusive placement agent.
Under a Co-Administration Agreement dated August 1, 1996, FDI also serves as the Portfolio's Co-Administrator. The Co-
Administration Agreement may be renewed or amended by the Portfolio's Trustees without a shareholder vote. The Co-
Administration Agreement is terminable at any time without penalty by a vote of a majority of the Portfolio's Trustees on not more than 60 days' written notice nor less than 30 days' written notice to the other party. The Co-Administrator may subcontract for the performance of its obligations, provided, however, that unless the Portfolio expressly agrees in writing, the Co-Administrator shall be fully responsible for the acts and omissions of any subcontractor as it would for its own acts or omissions. See "Investment Advisor and Administrative Services
Agent" above.

     For its services under the Co-Administration Agreement, the Portfolio has agreed to pay FDI fees equal to its allocable share of an annual complex-wide charge of $425,000 plus FDI's out-of-pocket expenses. The amount allocable to the Portfolio is based on the ratio of its net

                              20

assets to the aggregate net assets of the Master Portfolios and certain other investment companies subject to similar agreements with FDI.


     The administrative fees paid to Signature Broker-Dealer
Services, Inc. (which provided placement agent and administrative services to the Portfolio prior to August 1, 1996) since the Portfolio's commencement of operations are as follows: For the period July 12, 1993 (commencement of operations) through November 30, 1993: $32,869. For the fiscal year ended November
30, 1994:  $165,519.  For the fiscal year ended November 30,
1995: $176,717.  For the Period December 1, 1995 through July 31,
1996: $272,989. The fees paid to FDI for the period August 1, 1996 through November 30, 1996 and the fiscal year ended November
30, 1997 were $33,012 and $96,662, respectively.


FUND ADMINISTRATOR

     The Trust has separately retained the services of The
Managers Funds, L.P. as administrator (the "Fund Administrator").
The Fund has agreed to pay the Fund Administrator and shareholder servicing agent for the Fund a fee of 0.25% of the Fund's average daily net assets for these services. The Fund Administrator waived all of this fee through November 30, 1997. See
"Management of the Fund and the Portfolio-Fund Administrator" in the Prospectus and "Expenses" below.

DISTRIBUTOR

     The Managers Funds, L.P. also serves as distributor (the
"Distributor") in connection with the offering of the Money
Market Fund's shares on a no-load basis. The Distributor bears certain expenses associated with the distribution and sale of shares of the Fund. The Distributor acts as agent in arranging for the sale of the Fund's shares without sales commission or other compensation and bears all advertising and promotion expenses incurred in the sale of shares.

     The Distribution Agreement between the Trust, on behalf of the Fund, and the Distributor may be terminated by either party under certain specified circumstances and will automatically terminate on assignment. The Distribution Agreement may be continued annually if specifically approved by the Trust's
Trustees or by a vote of the Fund's outstanding shares, including a majority of the Trustees who are not "interested persons" of the Trust or the Distributor, as such term is defined in the 1940
Act, cast in person at a meeting called for the purpose of voting such approval.


V.  CUSTODIAN, TRANSFER AGENT AND INDEPENDENT PUBLIC ACCOUNTANTS

     State Street Bank and Trust Company ("State Street"), 225
Franklin Street, Boston, Massachusetts 02110, serves as the
Trust's and the Portfolio's custodian and fund accounting agent and the Trust's dividend disbursing agent.  Pursuant to the
Custodian Contract with the Portfolio, the Custodian is
responsible for maintaining the books of account and records of portfolio transactions and holding portfolio securities and cash.
                              21

     Boston Financial Data Services, Inc. serves as the Transfer
Agent for the Fund. The independent accountants of the Fund are Coopers & Lybrand L.L.P., One Post Office Square, Boston,
Massachusetts 02109.

     The independent accountants of the Portfolio are Price
Waterhouse LLP, 1177 Avenue of the Americas, New York, New York
10036.

                          VI.  EXPENSES

     From time to time, the Fund Administrator may agree voluntarily to waive all or a portion of the fee it would otherwise be entitled to receive from the Fund. The Fund
Administrator may decide to waive all or a portion of its fees from the Fund for such reasons as attempting to make the Fund's performance more competitive as compared to similar funds. The effect of the fee waivers in effect at the date of this Statement of Additional Information on the fees payable by the Fund is reflected in the Illustrative Expense Information located in the front of the Fund's Prospectus. Existing voluntary fee waivers by the Fund Administrator may be terminated or reduced in amount at any time, and solely at the discretion of the Fund
Administrator. Shareholders will be notified of any change at the time that it becomes effective.

     In addition to the fees payable to Pierpont Group, Inc., Morgan and FDI under the various agreements discussed above, the Portfolio is responsible for usual and customary expenses associated with its operations. Such expenses include organization expenses, legal fees, accounting expenses, insurance costs, the compensation and expenses of the Portfolio's Trustees, registration fees under federal and foreign securities laws, extraordinary expenses, custodian fees and brokerage expenses.
Under fee arrangements prior to September 1, 1995, Morgan was responsible for reimbursements to the Portfolio for the fee of the Portfolio's Administrator and the Portfolio's usual and customary expenses described above (excluding organization and extraordinary expenses, custodian fees and brokerage expenses).

                      VII.  CODE OF ETHICS

     The Board of Trustees and the Fund Administrator have
adopted a joint Code of Ethics under Rule 17j-1 of the 1940 Act.
The Code of Ethics requires generally that all employees of the
Fund Administrator preclear any personal securities investment
(with limited exceptions such as government securities).  The preclearance requirement and associated procedures are designed to identify any substantive prohibition or limitation applicable to the proposed investment.  The substantive restrictions
applicable to all employees of the Fund Administrator include a ban on trading securities based on information about the Fund's trading.  Morgan's personal trading rules require its employees to pre-clear all securities trades (with limited exceptions) for the account of the employee and certain persons associated with the employee and to arrange for duplicate confirmations and
statements to be sent to Morgan.
                               22

                     VIII.  NET ASSET VALUE

     It is anticipated that the net asset value of each share of the Money Market Fund will remain constant at $1.00. Although no assurance can be given that it will be able to maintain such value on a continuing basis, the Portfolio will, as described below, employ specific investment policies and procedures to accomplish this result.

     The Portfolio relies on Rule 2a-7 under the 1940 Act to use the amortized cost valuation method to value its securities, which the Trustees of the Portfolio have determined constitutes fair value for purposes of complying with the 1940 Act. The amortized cost method of valuation involves valuing portfolio securities at their cost at the time of purchase and thereafter assuming a constant amortization to maturity of any discount or premium, regardless of the impact of interest rate fluctuations on the market value of the securities. If fluctuating interest rates cause the market value of the securities held by the Portfolio to deviate more than 1/2 of 1% from their value determined on the basis of amortized cost, the Trustees will consider whether any action should be initiated to eliminate or reduce material dilution or other unfair results to the Fund's shareholders. Such action may include withdrawal in kind, selling securities prior to maturity and utilizing a net asset value as determined by using available market quotations.
Although the amortized cost method provides certainty in valuation, it may result in periods during which the stated value of an instrument is higher or lower than the price the Portfolio would receive if the instrument were sold.

     The Fund computes its net asset value once daily on Monday through Friday. The net asset value will not be computed on the day the following legal holidays are observed: New Year's Day, Martin Luther King Day, Presidents' Day, Good Friday, Memorial
Day, Independence Day, Labor Day, Thanksgiving Day, and Christmas
Day. In the event that trading in the money markets is scheduled to end earlier than the close of the New York Stock Exchange in observance of these holidays, the Fund and the Portfolio would expect to close for purchases and redemptions an hour in advance of the end of trading in the money markets. The Fund and the Portfolio may also close for purchases and redemptions at such other times as may be determined by the respective Boards of Trustees to the extent permitted by applicable law. The days on which net asset value is determined are the Fund's business days.

     The net asset value of the Fund is equal to the value of the Fund's investment in the Portfolio (which is equal to the Fund's pro rata share of the total investment of the Fund and of any other investors in the Portfolio less the Fund's pro rata share of the Portfolio's liabilities) less the Fund's liabilities.

    IX.  CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES

     As of April 8, 1998, three shareholders, Benefits Resources,
Independent Trust and The Managers Funds, L.P. each held over 5% of the outstanding shares of the Fund, holding 6%, 8% and 9%, respectively.

                              23

                      X.  PERFORMANCE DATA

     From time to time, the Fund may quote performance in terms of yield, actual distributions, total return, or capital appreciation in reports, sales literature, and advertisements published by the Fund. Current performance information for the Fund may be obtained by calling the number provided on the cover page of this Statement of Additional Information. See
"Performance Information" in the Prospectus.

     YIELD QUOTATIONS. As required by regulation of the SEC, current yield for the Money Market Fund is computed by determining the net change exclusion of capital changes in the value of a hypothetical pre-existing account having a balance of one share at the beginning of a seven day calendar period, dividing the net change in account value of the account at the beginning of the period, and multiplying the return over the seven-day period by 365/7. For purposes of the calculation, net change in account value reflects the value of additional shares purchased with dividends from the original share and dividends declared on both the original share and any such additional shares, but does not reflect realized gains or losses or unrealized appreciation or depreciation. Effective yield for the Money Market Fund is computed by annualizing the seven-day return with all dividends reinvested in additional Fund shares.

     For the seven calendar days ended November 30, 1997, the current yield and effective yield of the Money Market Fund were 5.16% and 5.29%, respectively. These figures reflect a fee waiver in effect during the relevant time period. In the absence of such waiver, these figures would have been 4.91% and 5.03%, respectively.


     TOTAL RETURN QUOTATIONS. As required by regulations of the SEC, the annualized total return of the Fund for a period is computed by assuming a hypothetical initial payment of $1,000.
It is then assumed that all of the dividends and distributions by the Fund over the period are reinvested. It is then assumed that at the end of the period, the entire amount is redeemed. The annualized total return is then calculated by determining the annual rate required for the initial payment to grow to the amount which would have been received upon redemption. As of November 30, 1997, the Money Market Fund's annualized one-, five- and ten-year total returns were 5.36%, 4.38% and 5.39%, respectively.

     Aggregate total returns, reflecting the cumulative percentage change over a measuring period, may also be calculated.

     GENERAL.  The Fund's performance will vary from time to time depending upon market conditions, the composition of the
Portfolio, and its total operating expenses.  Consequently, any given performance quotation should not be considered
representative of the Fund's performance for any specified period in the future.  In addition, because performance will fluctuate, it may not provide a basis for comparing an investment in the
Fund with certain bank deposits or other investments that pay a fixed yield or return for a stated period of time.
                              24

     Comparative performance information may be used from time to time in advertising the Fund's shares, including data from Lipper
Analytical Services, Inc., Micropal, Inc., Ibbotson Associates,
IBC Financial Data, Inc. and Morningstar Inc.

               XI.  ORGANIZATION OF THE PORTFOLIO

     The Portfolio, in which all of the assets of the Fund are invested, is organized as a trust under the laws of the State of New York. The Portfolio's Declaration of Trust provides that the
Fund and other entities investing in the Portfolio (e.g., other investment companies, insurance company separate accounts and common and commingled trust funds) will each be liable for all obligations of the Portfolio. However, the risk of the Fund incurring financial loss on account of such liability is limited to circumstances in which both inadequate insurance existed and the Portfolio itself was unable to meet its obligations.

                  XII.  PORTFOLIO TRANSACTIONS

     Morgan places orders for the Portfolio for all purchases and sales of portfolio securities, enters into repurchase agreements and may enter into reverse repurchase agreements and execute loans of portfolio securities on behalf of the Portfolio. See
"Investment Objective and Policies."

     Fixed income and debt securities and municipal bonds and notes are generally traded at a net price with dealers acting as principal for their own accounts without a stated commission.
The price of the security usually includes profit to the dealers.
In underwritten offerings, securities are purchased at a fixed price which includes an amount of compensation to the underwriter, generally referred to as the underwriter's concession or discount. On occasion, certain securities may be purchased directly from an issuer, in which case no commissions or discounts are paid.

     Portfolio transactions will be undertaken principally to accomplish the Portfolio's objective in relation to expected movements in the general level of interest rates. The Portfolio may engage in short-term trading consistent with its objective.

     In connection with portfolio transactions for the Portfolio, Morgan intends to seek best execution on a competitive basis for both purchases and sales of securities.

     The Portfolio has a policy of investing only in securities with maturities of less than thirteen months, which policy will result in high portfolio turnovers. Since brokerage commissions are not normally paid on investments which the Portfolio makes, turnover resulting from such investments should not adversely affect the net asset value or net income of the Portfolio.

     Portfolio securities will not be purchased from or through or sold to or through the Portfolio's Co-Administrator or Advisor or the Fund's Administrator or Distributor or any other
"affiliated person" as defined in the 1940 Act, of the Administrators, Distributor or Advisor when such entities are acting as principals, except to the extent permitted by law. In addition, the

                              25

Portfolio will not purchase securities during the existence of any underwriting group relating thereto of which the Advisor or an affiliate of the Advisor is a member, except to the extent permitted by law.

     On those occasions when Morgan deems the purchase or sale of a security to be in the best interests of the Portfolio as well as other customers including other investment companies managed by Morgan or its affiliate, Morgan, to the extent permitted by applicable laws and regulations, may, but is not obligated to, aggregate the securities to be sold or purchased for the Portfolio with those to be sold or purchased for other customers in order to obtain best execution, including lower brokerage commissions if appropriate. In such event, allocation of the securities so purchased or sold, as well as any expense incurred in the transaction, will be made by Morgan in the manner it considers to be most equitable and consistent with Morgan's fiduciary obligations to the Portfolio. In some instances, this procedure might adversely affect the Portfolio.

                     XIII.  TAX INFORMATION

     The Fund intends to qualify each year as a regulated investment company ("RIC") under Subchapter M of the Internal
Revenue Code of 1986, as amended (the "Code"). In order to so qualify, a RIC must, among other things, (i) derive at least 90% of its gross income from dividends, interest, payments with respect to certain securities loans, gains from the sale of securities, certain gains from foreign currencies, or other income (including but not limited to gains from options, futures or forward contracts) derived with respect to its business of investing in such stock, securities or currencies; (ii) distribute at least 90% of its dividend, interest and certain other taxable income ("Investment Company Taxable Income") each year; (iii) at the end of each fiscal quarter maintain at least
50% of the value of its total assets in cash, government securities, securities of other regulated investment companies, and other securities of issuers which represent, with respect to each issuer, no more than 5% of the value of the RIC's total assets and 10% of the outstanding voting securities of such issuer; and (iv) at the end of each fiscal quarter have no more than 25% of its assets invested in the securities (other than those of the U.S. Government or other RICs) of any one issuer or of two or more issuers which the RIC controls and which are engaged in the same, similar or related trades and businesses. In any year in which a RIC distributes 90% of its Investment Company
Taxable Income, it will not be subject to corporate income tax on amounts distributed to its shareholders.

     If for any taxable year the Fund does not qualify as a RIC, all of its taxable income (including its net capital gain) will be subject to taxation at regular corporate rates without any deduction for distributions to shareholders, and such distributions will be taxable as ordinary dividend income to the extent of the Fund's current and accumulated earnings and profits. Such distributions generally will be eligible for the dividends-received deduction in the case of corporate shareholders.

     Ordinary income distributions and distributions of net realized short-term capital gains to shareholders who are liable for federal income taxes will be taxed as ordinary dividend income to such shareholders. Distributions of net long-term capital gains to such shareholders are taxable

                              26

as either 28% rate gain or 20% rate gain, depending upon the Fund's holding period in the asset disposed of regardless of how long such shareholders have held shares of the Fund. These provisions apply whether the dividends and distributions are received in cash or accepted in shares. It is not anticipated that the Fund will derive long-term capital gains.

     Dividends and other distributions by the Fund may also be subject to state and/or local taxes. Shareholders should consult with their own tax advisers concerning the foregoing state and local tax consequences of investing in the Fund. Additionally, shareholders who are foreign persons should consult with their own tax advisers concerning the foreign tax consequences of investing in the Fund.

     Under the federal income tax law, the Fund will be required to report to the Internal Revenue Service all distributions of taxable income and capital gains as well as gross proceeds from all redemptions of the shares except in the case of certain exempt shareholders. Under the backup withholding provisions of the Code, such distributions and redemption proceeds may be subject to the withholding of federal income tax at the rate of 31% in the case of non-exempt shareholders who fail to furnish the Fund with their correct taxpayer identification numbers and with required certifications regarding their status under the federal income tax law, or with respect to those shareholders whom the Internal Revenue Service notifies the Fund of certain of the non-compliance. If these withholding provisions are applicable, any distributions to, and proceeds received by, shareholders, whether taken in cash or reinvested in shares, will be reduced by the amounts required to be withheld.

     The Code imposes a four percent nondeductible excise tax on each RIC with respect to the amount, if any, by which it does not meet distribution requirements specified under such tax law. The
Fund intends to comply with such distribution requirements and thus does not expect to incur the four percent nondeductible excise tax although it may not be possible for the Fund to avoid this tax in all instances.

     The foregoing discussion relates solely to U.S. federal income tax law. Non-U.S. investors should consult their tax advisers concerning the tax consequences of ownership of shares of the Fund, including the possibility that distributions may be subject to a 30% U.S. withholding tax (or a reduced rate of withholding provided by treaty).

     The foregoing is a general and abbreviated summary of the applicable provisions of the Code and Treasury Regulations currently in effect. For the complete provisions, reference would be made to the pertinent Code sections and the Treasury
Regulations promulgated thereunder. The above discussion covers only federal income tax considerations with respect to the Fund and its shareholders. Foreign, state and local tax laws vary greatly. Shareholders should consult their own tax advisers for additional or more current information regarding the federal, foreign, state, and local tax treatment of the Fund's distributions to shareholders and with respect to their own tax situation.

                              27

                   XIV.  FINANCIAL STATEMENTS

     The audited Financial Statements and the Notes thereto for the Fund, and the Report of Independent Accountants of Coopers &
Lybrand L.L.P., independent public accountants, are herein incorporated by reference from the Managers Money Market Fund
Annual Report dated November 30, 1997.


     The Portfolio's audited Financial Statements and the Notes thereto at November 30, 1997 and the report of Price Waterhouse
LLP, independent accountants, are herein incorporated by
reference to the Portfolio's filing with the SEC pursuant to
Section 30(b) of the 1940 Act and Rule 30b2-1 thereunder.
                              28

                           APPENDIX A

DESCRIPTION OF SECURITY RATINGS

STANDARD & POOR'S:

CORPORATE AND MUNICIPAL BONDS

AAA -     Debt rated AAA has the highest ratings assigned by
     Standard & Poor's to a debt obligation. Capacity to pay
     interest and repay principal is extremely strong.

AA -      Debt rated AA has a very strong capacity to pay
     interest and repay principal and differs from the highest
     rated issues only in a small degree.

A -       Debt rated A has a strong capacity to pay interest and
     repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

BBB -     Debt rated BBB is regarded as having an adequate
     capacity to pay interest and repay principal. Whereas it
     normally exhibits adequate protection parameters, adverse
     economic conditions or changing circumstances are more
     likely to lead to a weakened capacity to pay interest and
     repay principal for debt in this category than for debt in higher rated categories.

BB -      Debt rated BB is regarded as having less near-term
     vulnerability to default than other speculative issues.
     However, it faces major ongoing uncertainties or exposure to adverse business, financial or economic conditions which
     could lead to inadequate capacity to meet timely interest
     and principal payments.

COMMERCIAL PAPER, INCLUDING TAX EXEMPT

A -       Issues assigned this highest rating are regarded as
     having the greatest capacity for timely payment. Issues in this category are further refined with the designations 1,
     2, and 3 to indicate the relative degree of safety.

A-1 -     This designation indicates that the degree of safety
     regarding timely payment is very strong.

SHORT-TERM TAX-EXEMPT NOTES

SP-1 -    The short-term tax-exempt note rating of SP-1 is the
     highest rating assigned by Standard & Poor's and has a very strong or strong capacity to pay principal and interest. Those issues determined to possess overwhelming safety  characteristics are given a "plus" (+) designation.

                              29

SP-2 -    The short-term tax-exempt note rating of SP-2 has
satisfactory capacity to pay principal and interest.
                              30

MOODY'S:

CORPORATE AND MUNICIPAL BONDS

Aaa -     Bonds which are rated Aaa are judged to be of the best
     quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edge." Interest
     payments are protected by a large or by an exceptionally
     stable margin and principal is secure. While the various
     protective elements are likely to change, such changes as
     can be visualized are most unlikely to impair the
     fundamentally strong position of such issues.

Aa -      Bonds which are rated Aa are judged to be of high
     quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of
     protection may not be as large as in Aaa securities or
     fluctuation of protective elements may be of greater
     amplitude or there may be other elements present which make the long term risks appear somewhat larger than in Aaa
     securities.

A -       Bonds which are rated A possess many favorable
     investment attributes and are to be considered as upper
     medium grade obligations. Factors giving security to
     principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment sometime in the future.

Baa -     Bonds which are rated Baa are considered as medium
     grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective
     elements may be lacking or may be characteristically
     unreliable over any great length of time. Such bonds lack
     outstanding investment characteristics and in fact have
     speculative characteristics as well.

Ba -      Bonds which are rated Ba are judged to have speculative
     elements; their future cannot be considered as well-assured.
     Often the protection of interest and principal payments may be very moderate, and thereby not well safeguarded during
     both good and bad times over the future. Uncertainty of
     position characterizes bonds in this class.

COMMERCIAL PAPER, INCLUDING TAX EXEMPT

Prime-1 - Issuers rated Prime-1 (or related supporting
          institutions) have a superior capacity for repayment of
          short-term promissory obligations. Prime-1 repayment
          capacity will normally be evidenced by the following
          characteristics:
                         31

          --   Leading market positions in well established
               industries.
          --   High rates of return on funds employed.
          --   Conservative capitalization structures with
               moderate reliance on debt and ample asset
               protection.
          --   Broad margins in earnings coverage of fixed
               financial charges and high internal cash
               generation.
          --   Well established access to a range of financial
               markets and assured sources of alternate
               liquidity.

SHORT-TERM TAX EXEMPT NOTES

MIG-1 - The short-term tax-exempt note rating MIG-1 is the highest rating assigned by Moody's for notes judged to be the best quality. Notes with this rating enjoy strong protection from established cash flows of funds for their servicing or from established and broad-based access to the market for refinancing, or both.

MIG-2 - MIG-2 rated notes are of high quality but with margins of protection not as large as MIG-1.

                              32

_______________________________
1Trustee who is an "interested person" of the Trust (as defined in
      Section 2(a)(19) of the 1940 Act).


              THE MANAGERS FUNDS POST-EFFECTIVE
         AMENDMENT NO. 43 TO REGISTRATION STATEMENT



                           PART C
                      OTHER INFORMATION


Item 24.  Financial Statements and Exhibits

          (a)  Financial Statements

          PART A:

          With reference to each of The Managers:

               Income Equity Fund
               Capital Appreciation Fund
               Special Equity Fund
               International Equity Fund
               Emerging Markets Equity Fund
               Short Government Fund
               Short and Intermediate Bond Fund
               Intermediate Bond Fund
               Bond Fund
               Global Bond Fund
               Money Market Fund

          Financial Highlights

          For the fiscal years (or portions thereof) audited from commencement of operations to December 31, 1997 (November 30, 1997 with respect to Managers
          Money Market Fund); for the portion of the fiscal year unaudited from February 9,
          1998 (commencement of operations) to March 31,
          1998 for Emerging Markets Equity Fund.

          PART B:

          With reference to each of The Managers:

               Income Equity Fund
               Capital Appreciation Fund
               Special Equity Fund
               International Equity Fund
               Emerging Markets Equity Fund
               Short Government Fund
               Short and Intermediate Bond Fund
               Intermediate Mortgage Fund
               Bond Fund
               Global Bond Fund
               Money Market Fund


               At December 31, 1997 (audited), with respect to Managers Money Market Fund, at November 30, 1997
          (audited) and with respect to Managers Emerging
               Markets Equity Fund at March 31, 1998 (unaudited):

                    Schedule of Investments

                    Statement of Assets and Liabilities

               For the fiscal year ended December 31, 1997
               (audited), with respect to Managers Money
               Market Fund, at November 30, 1997 (audited)and with respect to Managers Emerging Markets Equity
               Fund, for the period February 9, 1998 (commence-ment of operations) to March 31, 1998 (unaudited):

                    Statement of Changes in Net Assets

               For the fiscal years ended December 31, 1997
               (audited), December 31, 1996 (audited), with respect to Managers Money Market Fund, for the fiscal year ended November 30, 1997
               (audited) and the fiscal year ended November
               30, 1996 (audited) and with respect to Managers
               Emerging Markets Equity Fund, for the period
               February 9, 1998 (commencement of operations) to
               March 31, 1998 (unaudited):

                    Statement of Operations

                    Notes to Financial Statements

               For the fiscal years (or portions thereof) from commencement of operations to December
               31, 1997 (audited), with respect to Managers
               Money Market Fund, for the fiscal year ended
               November 30, 1997 (audited) and with respect to Managers Emerging Markets Equity Fund, for the period February 9, 1998 (commencement of operations) to March 31, 1998 (unaudited):

                    Financial Highlights

               With respect to The Prime Money Market
               Portfolio:

               At November 30, 1997 (audited); and for year ended November 30, 1997, with respect to Managers Money Market Fund (audited):

                         Schedule of Investments

                         Statement of Assets and Liabilities

                         Statement of Operations

                         Statement of Changes in Net Assets

                         Supplementary Data

                         Notes to Financial Statements

(b)  Exhibits

  1.   (A)          Declaration of Trust dated November 23, 1987
                    Refiled electronically in and incorporated
                    by reference to PEA 41; initially filed in
                    PEA 20.

  1.   (B)          Amendment to Declaration of Trust dated
                    May 12, 1993.
                    Refiled electronically in and incorporated
                    by reference to PEA 41; initially filed in
                    PEA 32.

  1.   (C)          Amendment to Declaration of Trust dated
                    June 30, 1993.
                    Refiled electronically in and incorporated
                    by reference to PEA 41; initially filed in
                    PEA 32.

* 1.   (D)          Amendment to Declaration of Trust dated
                    December 8, 1997.

  2.                By-Laws of the Trust.
                    Refiled electronically in and incorporated by reference to PEA 41; initially filed in PEA 20.

  3.                Not Applicable.

  4.                Instruments Defining Rights of Shareholders.
                    Refiled electronically in and incorporated by reference to PEA 41; initially filed in PEA 34.

  5.   (A)          Fund Management Agreement dated August 17,
                    1990 between EAIMC Partners, L.P. (now "The
                    Managers Funds, L.P.") and the Trust.
                    Refiled electronically in and incorporated
                    by reference to PEA 41; initially filed in
                    PEA 32.

  5.   (B)          Asset Management Agreements between The
                    Managers Funds, L.P. and each of the Asset
                    Managers identified in the Registration
                    Statement.
                    Refiled electronically in and incorporated
                    by reference to PEA 41; initially filed in
                    PEA 32.

  6.                Form of Distribution Agreement between The
                    Managers Funds and The Managers Funds, L.P.
                    Refiled electronically in and incorporated by reference to PEA 41; initially filed in PEA 28.

  7.                Not Applicable.

  8.                Form of the Custodian Agreement with State
                    Street Bank and Trust Company.
                    Refiled electronically in and incorporated by reference to PEA 41; initially filed in PEA 28.

  9.   (A)          Transfer Agency Agreement between The Managers
                    Funds and State Street Bank and Trust Company.
                    Refiled electronically in and incorporated
                    by reference to PEA 41; initially filed in
                    PEA 33.

  9.   (B)          Form of Administration and Shareholder Servicing
                    Agreement between the Trust and The Managers
                    Funds, L.P.
                    Refiled electronically in and incorporated
                    by reference to PEA 41; initially filed in
                    PEA 28.

  9.   (C)          Form of License Agreement Relating to the Use
                    of Name between The Managers Funds and The
                    Managers Funds, L.P.
                    Refiled electronically in and incorporated
                    by reference to PEA 41; initially filed in
                    PEA 28.

 10.                Opinion and Consent of Shereff, Friedman,
                    Hoffman and Goodman, L.L.P.
                    Refiled electronically in and incorporated by reference to PEA 41; initially filed in PEA 20.

*11.                Consent of Independent Accountants
                         Coopers and Lybrand, L.L.P.
                         Price Waterhouse, L.L.P.

 12.                Not Applicable.

 13.                Not Applicable.

 14.                Not Applicable.

 15.                Not Applicable.

 16.                Computation of Performance Quotations.
                    Refiled electronically in and incorporated by reference to PEA 41; initially filed in PEA 19.

*17.                Financial Data Schedules

 18.                (1)  Powers of Attorney for:
                         William H. Graulty
                         Madeline H. McWhinney
                         Steven J. Paggioli
                         Thomas R. Schneeweis
                         Robert P. Watson
                         Donald S. Rumery

                    Incorporated by reference to PEA 42 filed electronically on December 31, 1997.

 18.                (2)  Powers of Attorney for the Trustees and
                    President and Treasurer of The Prime Money
                    Market Portfolio:
                         Michael P. Mallardi
                         Frederick S. Addy
                         William G. Burns
                         Matthew Healey
                         Arthur C. Eschenlauer
                         Richard W. Ingram

                    Incorporated by reference to PEA 41 filed
                    electronically on November 19, 1997.
------------------
* Included as an exhibit to this filing.

Item 25.            Persons Controlled by or Under Common
                    Control with Registrant.

                    None.

Item 26.            Number of Holders of Securities.

     As of April 8, 1998, the shares of beneficial interest of each Fund were held of record by the number of holders indicated below:

                                             Number of
Fund Name                               Record Holders

Income Equity Fund                            2,591
Capital Appreciation Fund                     2,114
Special Equity Fund                          14,488
International Equity Fund                     8,586
Emerging Markets Equity Fund                     33
Short Government Fund                           744
Short and Intermediate Bond Fund              1,029
Intermediate Mortgage Fund                    1,305
Bond Fund                                     2,335
Global Bond Fund                              1,799
Money Market Fund                             1,349

Item 27.            Indemnification

     The following sections of the Registrant's Declaration of Trust, dated November 23, 1987, which relate to indemnification of Trustees, officers and others by the Trust and to exemption from personal liability of Trustees, officers and others, also relate to indemnification:

     Section 2.9 (d), (f)
     Sections 4.1 - 4.3
     Section 8.3 (b)
These Sections are reproduced below.

     Section 2.9. Miscellaneous Powers. The Trustee shall have the power to: (d) purchase, and pay for out of the Trust
Property, insurance policies insuring the Shareholders, Trustees, Officers, employees, agents, Investment Advisers,
Distributors, selected dealers or independent contractors of the Trust against all claims arising by reason of holding any such position or by reason of any action taken or omitted by any such Person in such capacity, whether or not constituting negligence, or whether or not the Trust would have the power to indemnify such Person against such liability; (f) to the extent permitted by law, indemnify any person with whom the Trust has dealings, including the Investment Adviser, Distributor, Transfer Agent and selected dealers, to such extent as the Trustees shall determine;

                         ARTICLE IV

          LIMITATIONS OF LIABILITY OF SHAREHOLDERS,
                     TRUSTEES AND OTHERS

     Section 4.1.  No Personal Liability of Shareholders,
Trustees, Etc. No Shareholder shall be subject to any personal liability whatsoever to any Person in connection with Trust Property or the acts, obligations or affairs of the Trust. No Trustee, officer, employee or agent of the Trust shall be subject to any personal liability whatsoever to any person, other than to the Trust or its Shareholders, in connection with the Trust Property or the affairs of the Trust, save only that arising from bad faith, willful misfeasance, gross negligence or reckless disregard of his duties with respect to such Person, and all such Persons shall look solely to the Trust Property for satisfaction of claims of any nature arising in connection with the affairs of the Trust. If any Shareholder, Trustee, officer, employee, or agent, as such, of the Trust, is made a party to any or proceeding to enforce any such liability of the Trust or any Series, he shall not, on account thereof, be held to any personal liability. The Trust or Series shall indemnify and hold each Shareholder harmless from and against all claims and liabilities, to which such Shareholder may become subject by reason of his being or having been a Shareholder, and shall reimburse such Shareholder for all legal and other expenses reasonably incurred by him in connection with any such claim or liability. The rights accruing to a Shareholder under this
Section 4.1 shall not exclude any other right to which such Shareholder may be lawfully entitled, nor shall anything herein contained restrict the right of the Trust to indemnify or reimburse a Shareholder in any appropriate situation even though not specifically provided herein.

    Section 4.2.  Non-liability of Trustees, Etc.  No
Trustee, officer, employee or agent of the Trust shall be liable to the Trust or to any Shareholder, Trustee, officer, employee, or agent thereof for any action or failure to act
(including without limitation the failure to compel in any way any former or acting Trustee to redress any breach of trust) except for his own bad faith, willful misfeasance, gross negligence or reckless disregard of the duties involved in the conduct of his office or for his failure to act in good faith in the reasonable belief that his action was in the best interests of the Trust. Notwithstanding anything in this Article IV or elsewhere in this Declaration to the contrary and without in any way increasing the liability of the Trustees beyond that otherwise provided in this Declaration, no Trustee shall be liable to the Trust or to any Shareholder, Trustee, officer, employee or agent for monetary damages for breach of fiduciary duty as a Trustee;
provided that such provision shall not eliminate or limit the liability of a Trustee (i) for any breach of the Trustee's duty of loyalty to the Trust or its Shareholders,
(ii) for acts or omissions not in good faith or which involve intentional misconduct or knowing violation of law, or (iii) for any transaction from which the Trustee derived an improper personal benefit.

    Section 4.3. Mandatory Indemnification. (a) Subject to the exceptions and limitations contained in paragraph (b) below:

              (i)  every person who is, or has been, a
          Trustee or officer of the Trust shall be indemnified by the Trust or any Series to the fullest extent permitted by law against all liability and against all expenses reasonably incurred or aid by him in connection with any claim, action, suit or proceeding in which he became involved as a party or otherwise by virtue of his being or having been a Trustee or officer and against amounts paid or incurred by him in the settlement thereof;

               (ii) the words "claim," "action," "suit," or proceeding" shall apply to all claims, actions, suits or proceedings (civil, criminal, or other, including appeals), actual or threatened; the words "liability" and "expenses" shall include, without limitation, attorneys' fees, costs, judgments, amounts paid in settlement, fines, penalties and other liabilities.

     (b) No indemnification shall be provided hereunder to a Trustee or officer:


               (i) against any liability to the Trust or the Shareholders by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office;

              (ii)  with respect to any matter as to which
     he shall  have been finally adjudicated not to have
     acted in good  faith in the reasonable belief that his
     action was in the   best interest of the Trust;

               (iii)  in the event of a settlement involving
          a final adjudication as provided in paragraph
          (b)(i) resulting in a payment by a Trustee or officer, unless there has been a determination that such Trustee or officer did not engage in willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office:

              (A) by the court or other body approving the settlement or other disposition; or

               (B) based upon a review of readily available facts (as opposed to a full trial-type inquiry) by
          (x) vote of a majority of the Disinterested
          Trustees acting on the matter (provided that a majority of the Disinterested Trustees then in office act on the matter) or (y) written opinion of independent legal counsel.

               (C)  The rights of indemnification herein
          provided may be insured against by policies maintained by the Trust, shall be severable, shall not affect any other rights to which any Trustee or officer may now or hereafter by entitled, shall continue as to a person who has ceased to be such Trustee or officer and shall inure to the benefit of the heirs, executors, administrators and assigns of such a person. Nothing contained herein shall affect any rights to indemnification to which personnel of the Trust other than Trustees and officers may be entitled by contract or otherwise under law.

               (d) Expenses of preparation and presentation of a defense to any claim, action, suit or proceeding of the character described in paragraph
          (a) of this Section 4.3 may be advanced by the Trust or any Series prior to final disposition thereof upon receipt of an undertaking by or on behalf of the recipient to repay such amount if it is ultimately determined that he is not entitled to indemnification under this Section 4.3, provided that either

               (i) such undertaking is secured by a surety bond or some other appropriate security provided by the recipient, or the Trust shall be insured against losses arising out of any such advances;
               or

               (ii) a majority of the Disinterested Trustees acting on the matter (provided that a majority of the Disinterested Trustees act on the matter), or an independent legal counsel in a written opinion, shall determine, based upon a review of readily available facts (as opposed to a full trial-type inquiry), that there is reason to believe that the recipient ultimately will be found entitled to indemnification.

As used in this Section 4.3, a "Disinterested Trustee" is one who is not (i) an "Interested Person" of the Trust
(including anyone who has been exempted from being an "Interested Person" by any rule, regulation or order of the Commission), or (ii) involved in the claim, action, suit or proceeding.

    Section 8.3.  Amendment Procedure.  (b)  No amendment
may be made under this Section 8.3 which would change any rights with respect to any Shares of the Trust or of any Series by reducing the amount payable thereon upon liquidation of the Trust or by diminishing or eliminating any voting rights pertaining thereto, except with the vote or consent of the holders of two-thirds of the Shares outstanding and entitled to vote, or by such other vote as may be established by the Trustees with respect to any Series of Shares. Nothing contained in this Declaration shall permit the amendment of this Declaration to impair the exemption from personal liability of the Shareholders, Trustees, officers, employees and agents of the Trust or to permit assessments upon Shareholders.

Item 28.      Business and Other Connections of Investment
Advisers.

    The business and other connections of the officers and directors of The Managers Funds, L.P. (the Registrant's
Manager), and the asset managers of the Registrant are listed in Schedules A and D of their respective ADV Forms as currently on file with the Commission, the texts of which Schedules are hereby incorporated herein by reference.

The file numbers of said ADV Forms are as follows:

    The Managers Funds, L.P.               801-19215
    Chartwell Investment Partners, L.P.    801-54124
    Husic Capital Management               801-27298
    Essex Investment Management Co., LLC   801-12548
    Jennison Associates LLC                 801-5608
    Kern Capital Management LLC            801-54766
    Lazard Asset Management                801-6568
    Liberty Investment Management          801-21343
    Loomis, Sayles & Company, L.P.         801-17000
    Montgomery Asset Management, LLC       801-54803
    Pilgrim Baxter Associates, Ltd.        801-19165RC
    Rogge Global Partners, Inc.            801-25482
    Scudder Kemper Investments, Inc.       801-252
    Standish, Ayer & Wood, Inc.            801-584
    State Street Global Advisers,
     United Kingdom, Limited               801-49368
    Westport Asset Management, Inc.        801-21854


Item 29.      Principal Underwriter

(a) The Managers Funds, L.P. ("TMF") acts as principal underwriter for the Registrant. TMF does not currently act as principal underwriter for any other investment company.
TMF's address is 40 Richards Avenue, Norwalk, Connecticut
06854.

(b) The business and other connections of the officers and directors of The Managers Funds, L.P. (formerly EAIMC
Partners, L.P.) (the Registrant's Manager), are listed in
Schedules A and D of its ADV Form as currently on file with the Commission, the text of which Schedules are hereby incorporated herein by reference.
The file number of said ADV Form is 801-19215.

(c) Not Applicable.

Item 30.    Location of Accounts and Records

    All accounts and records required to be maintained by
Section 31 (a) of the Investment Company Act of 1940 and
Rules 31a-1 and 31a-3 promulgated thereunder are maintained in the following locations:

    Rule 31a-1

    (a) Records forming the basis for financial statements of Registrant are kept at the principal offices of SSB, Managers, Adviser & AM (see legend below).

Legend:       Managers:      The Managers Funds
                             40 Richards Avenue
                             Norwalk, Connecticut  06854

              SSB:           State Street Bank and Trust
                              Company
                             225 Franklin Street
                             Boston, Massachusetts  02110

              Adviser:       The Managers Funds, L.P.
                             40 Richards Avenue
                             Norwalk, Connecticut  06854

              AM:            Asset Managers (see Statement of
                              Additional Information section
                              entitled "Asset Manager
                              Profiles" for the name,
                              address and a description of
                              the asset managers of each Fund)

    (b)  Managers Records:


                 (1)      SSB -- Journals containing daily
                 record of securities transactions,
                 receipts and deliveries of securities and receipts and disbursements of cash.

                 (2)      SSB -- General and auxiliary
                         ledgers

                 (3)      Not Applicable

                 (4)      Managers -- Corporate Documents

                 (5)      AM -- Brokerage orders

                 (6)      AM -- Other portfolio purchase
                          orders

                 (7)      SSB -- Contractual commitments

                 (8)      SSB and Managers -- Trial balances

                 (9)      AM -- Reasons for brokerage
                          allocations

                 (10)     AM -- Persons authorizing
                          purchases and sales

                 (11)     Managers and AM -- Files of
                          advisory material


           (c)    Not applicable

           (d) Adviser -- Broker/dealer records, to the extent applicable

           (e)  Not applicable

           (f)  Adviser and AM -- Investment adviser records


Item 31.  Management Services

 Not Applicable.


Item 32.  Undertakings

 (a) Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to Trustees, officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a Trustee, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such Trustee, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

 (b) The Registrant shall furnish to each person to whom a prospectus is delivered a copy of the Registrant's latest annual report to shareholders, upon request and without charge.

 (c) If requested to do so by the holders of at least 10% of the Registrant's outstanding shares, the Registrant will call a meeting of shareholders for the purpose of voting upon the removal of a trustee or trustees and the Registrant will assist communications with other shareholders as required by Section 16(c) of the Investment Company Act of 1940.



                               SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940 the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Amendment to its Registration Statement on Form
N-1A to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Norwalk, and the State of Connecticut on this 29th day of April, 1998.

                        THE MANAGERS FUNDS

                        By:/s/Robert P. Watson
                           Robert P. Watson
                           President

Pursuant to the requirements of the Securities Act of 1933, this Amendment to the Registrant's Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

Robert P. Watson*
--------------------
Robert P. Watson
Trustee and President
Principal Executive
Officer

Donald S. Rumery*
--------------------
Donald S. Rumery
Principal Financial
and Accounting Officer

William W. Graulty*
--------------------
William W. Graulty
Trustee

Madeline H. McWhinney*
---------------------
Madeline H. McWhinney
Trustee

Steven J. Paggioli*
---------------------
Steven J. Paggioli
Trustee

Thomas R. Schneeweis*
---------------------
Thomas R. Schneeweis
Trustee

By: /s/Robert P. Watson
    Robert P. Watson, as attorney-in-fact pursuant to a
power of attorney previously filed.


                           SIGNATURES

       The Prime Money Market Portfolio (the "Portfolio") has duly caused this registration statement on Form N-1A
("Registration Statement") of The Managers Funds (the
"Trust") (File No. 2-84012) to be signed on its behalf by the undersigned, thereto duly authorized, in the City of George Town, Grand Cayman, on the 21st day of April, 1998.


THE PRIME MONEY MARKET PORTFOLIO

By: /s/ Jacqueline Henning
Jacqueline Henning
Assistant Secretary and Assistant Treasurer

Pursuant to the requirements of the Securities Act of 1933, the Trust's Registration Statement has been signed below by the following persons in the capacities indicated on April
21, 1998.

Richard W. Ingram*
-------------------------
Richard W. Ingram
President and Treasurer (Principal Financial and Accounting
Officer) of the Portfolio

Matthew Healey*
-------------------------
Matthew Healey
Trustee, Chairman and Chief Executive Officer (Principal
Executive Officer) of the Portfolio

Frederick S. Addy*
-------------------------
Frederick S. Addy
Trustee of the Portfolio

William G. Burns*
-------------------------
William G. Burns
Trustee of the Portfolio

Arthur C. Eschenlauer*
------------------------
Arthur C. Eschenlauer
Trustee of the Portfolio

Michael P. Mallardi*
------------------------
Michael P. Mallardi
Trustee of the Portfolio

*By /s/ Jacqueline Henning
-------------------------
    Jacqueline Henning, as attorney-in-fact pursuant to a
power of  attorney previously filed.
                                                EXHIBIT 1(D)

                     THE MANAGERS FUNDS

                  CERTIFICATE OF AMENDMENT
                 ---------------------------

     The undersigned, constituting a majority of the Trustees of The Managers Funds (hereinafter referred to as the "Trust"), a Massachusetts business trust with transferable shares of beneficial interest, DO HEREBY
CERTIFY, that, pursuant to the authority conferred upon the Trustees of the Trust by Sections 2.8, 2.9, 5.11 and 8.3 of the Declaration of Trust, dated November 23, 1987, as amended to date (the "Declaration of Trust"), and by resolution adopted by the affirmative vote of a majority of the Trustees at a regular meeting of the Trustees held on December 8, 1997 attached as Exhibit A hereto, there is hereby established an additional series of shares of the Trust which shall be designated:

     Managers Emerging Markets Equity Fund

     The Managers Emerging Markets Equity Fund shall have all the rights and preferences with respect to series of shares of the Trust set forth in the Declaration of Trust.

     IN WITNESS WHEREOF, the undersigned have set their hands this 8th day of December, 1997.

                                   /s/Robert P. Watson
                                   ---------------------
                                   Robert P. Watson

                                   /s/William W. Graulty
                                   ---------------------
                                   William W. Graulty

                                   /s/Madeline H. McWhinney
                                   ---------------------
                                   Madeline H. McWhinney

                                   /s/Steven J. Paggioli
                                   ---------------------
                                   Steven J. Paggioli

                                   /s/Thomas R. Schneeweis
                                   ----------------------
                                   Thomas R. Schneeweis


                       ACKNOWLEDGEMENT

STATE OF CONNECTICUT     )
                         )ss.
COUNTY OF FAIRFIELD      )


                                        December 8, 1997

     Then personally appeared the above-named Robert P.
Watson, William W. Graulty, Madeline H. McWhinney, Steven J.
Paggioli, and Thomas R. Schneeweis, each of whom acknowledged the foregoing act to be his or her free act and deed.

     Before me,


                                        /s/Laura Ann Pentimone
                                        ----------------------
                                        Notary Public

                                        My Commission expires:
                                        10/31/2002
                                        ----------------------


                                                   EXHIBIT A
                                                   ---------

                     THE MANAGERS FUNDS

             RESOLUTION OF THE BOARD OF TRUSTEES
        AT A REGULAR MEETING HELD ON DECEMBER 8, 1997
        ---------------------------------------------

     RESOLVED, that the Trustees hereby determine that it is desirable to establish an additional investment series (the
"Additional Fund") of The Managers Funds (the "Trust"), and the proper officers of the Trust be, and they hereby are, authorized to file such documents and reports, including any necessary filings or amendments to the Trust's Declaration of Trust, or to the Trust's Registration Statement on Form N-
1A with the Securities and Exchange Commission or any state securities commissions and to do all such other acts and things as they or any of them deem necessary or desirable to effectuate the establishment of the Additional Fund.


                                                  EXHIBIT 11
                                                 -----------

               CONSENT OF INDEPENDENT ACCOUNTANTS

To the Board of Trustees of
  The Managers Funds:

We consent to the inclusion in Post-Effective Amendment No.
43 to the Registration Statement of The Managers Funds on
Form N-1A (Securities Act of 1933 File No. 2-84012) of our reports dated February 20, 1998 (except for Managers Money
Market Fund which report is dated January 20, 1998) on our audits of the financial statements and the financial highlights of: Managers Income Equity Fund, Managers Capital
Appreciation Fund, Managers Special Equity Fund, Managers
International Equity Fund, Managers Short Government Fund,
Managers Short and Intermediate Bond Fund, Managers
Intermediate Mortgage Fund, Managers Bond Fund, Managers
Global Bond Fund and Managers Money Market Fund, which reports are included in the Annual Reports to shareholders for the year ended December 31, 1997, (except for Managers
Money Market Fund which is for the year ended November 30,
1997) and which reports are also incorporated by reference in the Post-Effective Amendment to the Registration
Statement. We also consent to the reference to our Firm under the captions "Financial Highlights," "Custodian, Transfer Agent and Independent Public Accountant," and
"Financial Statements" in the Registration Statement.


                             /s/ Coopers + Lybrand L.L.P.
                             Coopers & Lybrand L.L.P.

Boston, Massachusetts
April 29, 1998


             CONSENT OF INDEPENDENT ACCOUNTANTS


We hereby consent to the incorporation by reference in the Prospectus and Statement of Additional Information constituting parts of this Post-Effective Amendment No. 43 to the registration statement on Form N-1A (the
"Registration Statement") of our report dated January 20, 1998, relating to the financial statements and supplementary data of The Prime Money Market Portfolio appearing in the November 30, 1997 Annual Report, which are also incorporated by reference into the Registration Statement.

We also consent to the references to us under the headings
"Custodian, Transfer Agent and Independent Public
Accountants" and "Financial Statements" in the Statement of Additional Information.

/s/Price Waterhouse LLP
Price Waterhouse LLP
1177 Avenue of the Americas
New York, New York  10036
April 27, 1998

EXHIBIT 17
----------
Financial Data Schedules for all Funds
--------------------------------------
[ARTICLE] 6
[SERIES]
   [NUMBER] 2
   [NAME] MANAGERS CAPITAL APPRECIATION FUND
[MULTIPLIER] 1000

[PERIOD-TYPE]                   12-MOS
[FISCAL-YEAR-END]                          DEC-31-1997
[PERIOD-END]                               DEC-31-1997
[INVESTMENTS-AT-COST]                            62469
[INVESTMENTS-AT-VALUE]                           72186
[RECEIVABLES]                                     5320
[ASSETS-OTHER]                                    5734
[OTHER-ITEMS-ASSETS]                                 0
[TOTAL-ASSETS]                                   83240
[PAYABLE-FOR-SECURITIES]                          2487
[SENIOR-LONG-TERM-DEBT]                              0
[OTHER-ITEMS-LIABILITIES]                         6893
[TOTAL-LIABILITIES]                               9380
[SENIOR-EQUITY]                                      0
[PAID-IN-CAPITAL-COMMON]                         63142
[SHARES-COMMON-STOCK]                                0
[SHARES-COMMON-PRIOR]                                0
[ACCUMULATED-NII-CURRENT]                            0
[OVERDISTRIBUTION-NII]                               0
[ACCUMULATED-NET-GAINS]                           1001
[OVERDISTRIBUTION-GAINS]                             0
[ACCUM-APPREC-OR-DEPREC]                          9717
[NET-ASSETS]                                     73860
[DIVIDEND-INCOME]                                  600
[INTEREST-INCOME]                                  138
[OTHER-INCOME]                                      64
[EXPENSES-NET]                                    1253
[NET-INVESTMENT-INCOME]                           (451)
[REALIZED-GAINS-CURRENT]                         13436
[APPREC-INCREASE-CURRENT]                        (1801)
[NET-CHANGE-FROM-OPS]                            11184
[EQUALIZATION]                                       0
[DISTRIBUTIONS-OF-INCOME]                            0
[DISTRIBUTIONS-OF-GAINS]                         12542
[DISTRIBUTIONS-OTHER]                                0
[NUMBER-OF-SHARES-SOLD]                          81018
[NUMBER-OF-SHARES-REDEEMED]                     118642
[SHARES-REINVESTED]                              11559
[NET-CHANGE-IN-ASSETS]                           27423
[ACCUMULATED-NII-PRIOR]                              0
[ACCUMULATED-GAINS-PRIOR]                          610
[OVERDISTRIB-NII-PRIOR]                              0
[OVERDIST-NET-GAINS-PRIOR]                           0
[GROSS-ADVISORY-FEES]                              798
[INTEREST-EXPENSE]                                   0
[GROSS-EXPENSE]                                   1317
[AVERAGE-NET-ASSETS]                             99741
[PER-SHARE-NAV-BEGIN]                            26.34
[PER-SHARE-NII]                                  (0.13)
[PER-SHARE-GAIN-APPREC]                           3.15
[PER-SHARE-DIVIDEND]                                 0
[PER-SHARE-DISTRIBUTIONS]                         5.12
[RETURNS-OF-CAPITAL]                                 0
[PER-SHARE-NAV-END]                              24.24
[EXPENSE-RATIO]                                   1.26
[AVG-DEBT-OUTSTANDING]                               0
[AVG-DEBT-PER-SHARE]                                 0

[ARTICLE] 6
[SERIES]
   [NUMBER] 3
   [NAME] MANAGERS SPECIAL EQUITY FUND
[MULTIPLIER] 1000

[PERIOD-TYPE]                  12-MOS
[FISCAL-YEAR-END]                          DEC-31-1997
[PERIOD-END]                               DEC-31-1997
[INVESTMENTS-AT-COST]                           572479
[INVESTMENTS-AT-VALUE]                          716732
[RECEIVABLES]                                     9742
[ASSETS-OTHER]                                   30345
[OTHER-ITEMS-ASSETS]                                 0
[TOTAL-ASSETS]                                  756819
[PAYABLE-FOR-SECURITIES]                          2663
[SENIOR-LONG-TERM-DEBT]                              0
[OTHER-ITEMS-LIABILITIES]                            0
[TOTAL-LIABILITIES]                              34449
[SENIOR-EQUITY]                                      0
[PAID-IN-CAPITAL-COMMON]                        576393
[SHARES-COMMON-STOCK]                                0
[SHARES-COMMON-PRIOR]                                0
[ACCUMULATED-NII-CURRENT]                           75
[OVERDISTRIBUTION-NII]                               0
[ACCUMULATED-NET-GAINS]                              0
[OVERDISTRIBUTION-GAINS]                          1014
[ACCUM-APPREC-OR-DEPREC]                        144253
[NET-ASSETS]                                    719707
[DIVIDEND-INCOME]                                 4307
[INTEREST-INCOME]                                 3146
[OTHER-INCOME]                                     122
[EXPENSES-NET]                                    6742
[NET-INVESTMENT-INCOME]                            833
[REALIZED-GAINS-CURRENT]                         17631
[APPREC-INCREASE-CURRENT]                        98018
[NET-CHANGE-FROM-OPS]                           116482
[EQUALIZATION]                                       0
[DISTRIBUTIONS-OF-INCOME]                          788
[DISTRIBUTIONS-OF-GAINS]                         23238
[DISTRIBUTIONS-OTHER]                                0
[NUMBER-OF-SHARES-SOLD]                         594942
[NUMBER-OF-SHARES-REDEEMED]                     259296
[SHARES-REINVESTED]                              20172
[NET-CHANGE-IN-ASSETS]                          448274
[ACCUMULATED-NII-PRIOR]                              0
[ACCUMULATED-GAINS-PRIOR]                         4624
[OVERDISTRIB-NII-PRIOR]                              0
[OVERDIST-NET-GAINS-PRIOR]                           0
[GROSS-ADVISORY-FEES]                             4478
[INTEREST-EXPENSE]                                   0
[GROSS-EXPENSE]                                   6766
[AVERAGE-NET-ASSETS]                            497538
[PER-SHARE-NAV-BEGIN]                            50.95
[PER-SHARE-NII]                                   0.08
[PER-SHARE-GAIN-APPREC]                          12.29
[PER-SHARE-DIVIDEND]                              0.07
[PER-SHARE-DISTRIBUTIONS]                         2.07
[RETURNS-OF-CAPITAL]                                 0
[PER-SHARE-NAV-END]                              61.18
[EXPENSE-RATIO]                                   1.35
[AVG-DEBT-OUTSTANDING]                               0
[AVG-DEBT-PER-SHARE]                                 0

[ARTICLE] 6
[SERIES]
   [NUMBER] 4
   [NAME] MANAGERS INCOME EQUITY FUND
[MULTIPLIER] 1000

[PERIOD-TYPE]                  12-MOS
[FISCAL-YEAR-END]                          DEC-31-1997
[PERIOD-END]                               DEC-31-1997
[INVESTMENTS-AT-COST]                            54837
[INVESTMENTS-AT-VALUE]                           65824
[RECEIVABLES]                                     1816
[ASSETS-OTHER]                                     534
[OTHER-ITEMS-ASSETS]                                 0
[TOTAL-ASSETS]                                   68174
[PAYABLE-FOR-SECURITIES]                          2512
[SENIOR-LONG-TERM-DEBT]                              0
[OTHER-ITEMS-LIABILITIES]                          716
[TOTAL-LIABILITIES]                               3228
[SENIOR-EQUITY]                                      0
[PAID-IN-CAPITAL-COMMON]                         51815
[SHARES-COMMON-STOCK]                                0
[SHARES-COMMON-PRIOR]                                0
[ACCUMULATED-NII-CURRENT]                           24
[OVERDISTRIBUTION-NII]                               0
[ACCUMULATED-NET-GAINS]                           2120
[OVERDISTRIBUTION-GAINS]                             0
[ACCUM-APPREC-OR-DEPREC]                         10987
[NET-ASSETS]                                     64946
[DIVIDEND-INCOME]                                 1849
[INTEREST-INCOME]                                  187
[OTHER-INCOME]                                       3
[EXPENSES-NET]                                     816
[NET-INVESTMENT-INCOME]                           1223
[REALIZED-GAINS-CURRENT]                         13071
[APPREC-INCREASE-CURRENT]                          595
[NET-CHANGE-FROM-OPS]                            14889
[EQUALIZATION]                                       0
[DISTRIBUTIONS-OF-INCOME]                         1254
[DISTRIBUTIONS-OF-GAINS]                         11843
[DISTRIBUTIONS-OTHER]                                0
[NUMBER-OF-SHARES-SOLD]                          35568
[NUMBER-OF-SHARES-REDEEMED]                      36961
[SHARES-REINVESTED]                              11484
[NET-CHANGE-IN-ASSETS]                           11883
[ACCUMULATED-NII-PRIOR]                             62
[ACCUMULATED-GAINS-PRIOR]                          894
[OVERDISTRIB-NII-PRIOR]                              0
[OVERDIST-NET-GAINS-PRIOR]                           0
[GROSS-ADVISORY-FEES]                              465
[INTEREST-EXPENSE]                                   0
[GROSS-EXPENSE]                                    838
[AVERAGE-NET-ASSETS]                             62046
[PER-SHARE-NAV-BEGIN]                            30.49
[PER-SHARE-NII]                                   0.67
[PER-SHARE-GAIN-APPREC]                           7.27
[PER-SHARE-DIVIDEND]                              0.69
[PER-SHARE-DISTRIBUTIONS]                         6.68
[RETURNS-OF-CAPITAL]                                 0
[PER-SHARE-NAV-END]                              31.06
[EXPENSE-RATIO]                                   1.32
[AVG-DEBT-OUTSTANDING]                               0
[AVG-DEBT-PER-SHARE]                                 0

[ARTICLE] 6
[SERIES]
   [NUMBER] 5
   [NAME] MANAGERS INTERNATIONAL EQUITY FUND
[MULTIPLIER] 1000

[PERIOD-TYPE]                   12-MOS
[FISCAL-YEAR-END]                          DEC-31-1997
[PERIOD-END]                               DEC-31-1997
[INVESTMENTS-AT-COST]                           330155
[INVESTMENTS-AT-VALUE]                          375565
[RECEIVABLES]                                    32693
[ASSETS-OTHER]                                     104
[OTHER-ITEMS-ASSETS]                                 0
[TOTAL-ASSETS]                                  408362
[PAYABLE-FOR-SECURITIES]                          1263
[SENIOR-LONG-TERM-DEBT]                              0
[OTHER-ITEMS-LIABILITIES]                        20475
[TOTAL-LIABILITIES]                              21738
[SENIOR-EQUITY]                                      0
[PAID-IN-CAPITAL-COMMON]                        339314
[SHARES-COMMON-STOCK]                                0
[SHARES-COMMON-PRIOR]                                0
[ACCUMULATED-NII-CURRENT]                            0
[OVERDISTRIBUTION-NII]                            2074
[ACCUMULATED-NET-GAINS]                           4136
[OVERDISTRIBUTION-GAINS]                             0
[ACCUM-APPREC-OR-DEPREC]                         45248
[NET-ASSETS]                                    386624
[DIVIDEND-INCOME]                                 5804
[INTEREST-INCOME]                                 1564
[OTHER-INCOME]                                       0
[EXPENSES-NET]                                    4863
[NET-INVESTMENT-INCOME]                           2505
[REALIZED-GAINS-CURRENT]                         21874
[APPREC-INCREASE-CURRENT]                         7660
[NET-CHANGE-FROM-OPS]                            32039
[EQUALIZATION]                                       0
[DISTRIBUTIONS-OF-INCOME]                         5098
[DISTRIBUTIONS-OF-GAINS]                         16879
[DISTRIBUTIONS-OTHER]                                0
[NUMBER-OF-SHARES-SOLD]                         306117
[NUMBER-OF-SHARES-REDEEMED]                     217076
[SHARES-REINVESTED]                              17953
[NET-CHANGE-IN-ASSETS]                          117056
[ACCUMULATED-NII-PRIOR]                              0
[ACCUMULATED-GAINS-PRIOR]                            0
[OVERDISTRIB-NII-PRIOR]                             99
[OVERDIST-NET-GAINS-PRIOR]                         241
[GROSS-ADVISORY-FEES]                             3010
[INTEREST-EXPENSE]                                   0
[GROSS-EXPENSE]                                   4867
[AVERAGE-NET-ASSETS]                            334492
[PER-SHARE-NAV-BEGIN]                            43.69
[PER-SHARE-NII]                                   0.42
[PER-SHARE-GAIN-APPREC]                           4.27
[PER-SHARE-DIVIDEND]                              0.65
[PER-SHARE-DISTRIBUTIONS]                         2.15
[RETURNS-OF-CAPITAL]                                 0
[PER-SHARE-NAV-END]                              45.58
[EXPENSE-RATIO]                                   1.45
[AVG-DEBT-OUTSTANDING]                               0
[AVG-DEBT-PER-SHARE]                                 0

[ARTICLE] 6
[SERIES]
   [NUMBER]
   [NAME] MANAGERS EMERGING MARKETS EQUITY FUND(UNAUDITED)
[MULTIPLIER] 1000

[PERIOD-TYPE]                   2-MOS
[FISCAL-YEAR-END]                          DEC-31-1998
[PERIOD-END]                               MAR-31-1998
[INVESTMENTS-AT-COST]                          3375427
[INVESTMENTS-AT-VALUE]                         3511517
[RECEIVABLES]                                   136796
[ASSETS-OTHER]                                   20457
[OTHER-ITEMS-ASSETS]                                 0
[TOTAL-ASSETS]                                 3668770
[PAYABLE-FOR-SECURITIES]                         97150
[SENIOR-LONG-TERM-DEBT]                              0
[OTHER-ITEMS-LIABILITIES]                         3920
[TOTAL-LIABILITIES]                             101070
[SENIOR-EQUITY]                                      0
[PAID-IN-CAPITAL-COMMON]                       3437965
[SHARES-COMMON-STOCK]                                0
[SHARES-COMMON-PRIOR]                                0
[ACCUMULATED-NII-CURRENT]                            0
[OVERDISTRIBUTION-NII]                            4743
[ACCUMULATED-NET-GAINS]                         (11085)
[OVERDISTRIBUTION-GAINS]                             0
[ACCUM-APPREC-OR-DEPREC]                        136077
[NET-ASSETS]                                   3567700
[DIVIDEND-INCOME]                                 6136
[INTEREST-INCOME]                                 4738
[OTHER-INCOME]                                     (35)
[EXPENSES-NET]                                    6096
[NET-INVESTMENT-INCOME]                           4743
[REALIZED-GAINS-CURRENT]                        (11085)
[APPREC-INCREASE-CURRENT]                       131640
[NET-CHANGE-FROM-OPS]                           125298
[EQUALIZATION]                                       0
[DISTRIBUTIONS-OF-INCOME]                            0
[DISTRIBUTIONS-OF-GAINS]                             0
[DISTRIBUTIONS-OTHER]                                0
[NUMBER-OF-SHARES-SOLD]                        3437865
[NUMBER-OF-SHARES-REDEEMED]                          0
[SHARES-REINVESTED]                                  0
[NET-CHANGE-IN-ASSETS]                         3563163
[ACCUMULATED-NII-PRIOR]                            100
[ACCUMULATED-GAINS-PRIOR]                            0
[OVERDISTRIB-NII-PRIOR]                              0
[OVERDIST-NET-GAINS-PRIOR]                           0
[GROSS-ADVISORY-FEES]                                0
[INTEREST-EXPENSE]                                   0
[GROSS-EXPENSE]                                      0
[AVERAGE-NET-ASSETS]                           3563263
[PER-SHARE-NAV-BEGIN]                            10.00
[PER-SHARE-NII]                                   0.01
[PER-SHARE-GAIN-APPREC]                           0.40
[PER-SHARE-DIVIDEND]                                 0
[PER-SHARE-DISTRIBUTIONS]                            0
[RETURNS-OF-CAPITAL]                                 0
[PER-SHARE-NAV-END]                              10.41
[EXPENSE-RATIO]                                   1.83
[AVG-DEBT-OUTSTANDING]                               0
[AVG-DEBT-PER-SHARE]                                 0

[ARTICLE] 6
[SERIES]
   [NUMBER] 9
   [NAME] MANAGERS INTERMEDIATE MORTGAGE FUND
[MULTIPLIER] 1000

[PERIOD-TYPE]                  12-MOS
[FISCAL-YEAR-END]                          DEC-31-1997
[PERIOD-END]                               DEC-31-1997
[INVESTMENTS-AT-COST]                            25986
[INVESTMENTS-AT-VALUE]                           26360
[RECEIVABLES]                                      168
[ASSETS-OTHER]                                      13
[OTHER-ITEMS-ASSETS]                                 0
[TOTAL-ASSETS]                                   26541
[PAYABLE-FOR-SECURITIES]                          4869
[SENIOR-LONG-TERM-DEBT]                              0
[OTHER-ITEMS-LIABILITIES]                           72
[TOTAL-LIABILITIES]                               4941
[SENIOR-EQUITY]                                      0
[PAID-IN-CAPITAL-COMMON]                        101357
[SHARES-COMMON-STOCK]                                0
[SHARES-COMMON-PRIOR]                                0
[ACCUMULATED-NII-CURRENT]                           10
[OVERDISTRIBUTION-NII]                               0
[ACCUMULATED-NET-GAINS]                              0
[OVERDISTRIBUTION-GAINS]                         80140
[ACCUM-APPREC-OR-DEPREC]                           373
[NET-ASSETS]                                     21600
[DIVIDEND-INCOME]                                    0
[INTEREST-INCOME]                                 1567
[OTHER-INCOME]                                       0
[EXPENSES-NET]                                     270
[NET-INVESTMENT-INCOME]                           1297
[REALIZED-GAINS-CURRENT]                           109
[APPREC-INCREASE-CURRENT]                          358
[NET-CHANGE-FROM-OPS]                             1764
[EQUALIZATION]                                       0
[DISTRIBUTIONS-OF-INCOME]                         1261
[DISTRIBUTIONS-OF-GAINS]                             0
[DISTRIBUTIONS-OTHER]                                0
[NUMBER-OF-SHARES-SOLD]                           4166
[NUMBER-OF-SHARES-REDEEMED]                       8856
[SHARES-REINVESTED]                                941
[NET-CHANGE-IN-ASSETS]                            3246
[ACCUMULATED-NII-PRIOR]                              0
[ACCUMULATED-GAINS-PRIOR]                            0
[OVERDISTRIB-NII-PRIOR]                              3
[OVERDIST-NET-GAINS-PRIOR]                       80275
[GROSS-ADVISORY-FEES]                              101
[INTEREST-EXPENSE]                                   0
[GROSS-EXPENSE]                                    270
[AVERAGE-NET-ASSETS]                             22536
[PER-SHARE-NAV-BEGIN]                            15.17
[PER-SHARE-NII]                                   0.87
[PER-SHARE-GAIN-APPREC]                           0.33
[PER-SHARE-DIVIDEND]                              0.86
[PER-SHARE-DISTRIBUTIONS]                            0
[RETURNS-OF-CAPITAL]                                 0
[PER-SHARE-NAV-END]                              15.51
[EXPENSE-RATIO]                                   1.20
[AVG-DEBT-OUTSTANDING]                               0
[AVG-DEBT-PER-SHARE]                                 0

[ARTICLE] 6
[SERIES]
   [NUMBER] 6
   [NAME] MANAGERS BOND FUND
[MULTIPLIER] 1000

[PERIOD-TYPE]                  12-MOS
[FISCAL-YEAR-END]                          DEC-31-1997
[PERIOD-END]                               DEC-31-1997
[INVESTMENTS-AT-COST]                            39775
[INVESTMENTS-AT-VALUE]                           40717
[RECEIVABLES]                                      775
[ASSETS-OTHER]                                      17
[OTHER-ITEMS-ASSETS]                                 0
[TOTAL-ASSETS]                                   41509
[PAYABLE-FOR-SECURITIES]                             0
[SENIOR-LONG-TERM-DEBT]                              0
[OTHER-ITEMS-LIABILITIES]                          211
[TOTAL-LIABILITIES]                                211
[SENIOR-EQUITY]                                      0
[PAID-IN-CAPITAL-COMMON]                         39780
[SHARES-COMMON-STOCK]                                0
[SHARES-COMMON-PRIOR]                                0
[ACCUMULATED-NII-CURRENT]                           12
[OVERDISTRIBUTION-NII]                               0
[ACCUMULATED-NET-GAINS]                            565
[OVERDISTRIBUTION-GAINS]                             0
[ACCUM-APPREC-OR-DEPREC]                           941
[NET-ASSETS]                                     41298
[DIVIDEND-INCOME]                                  115
[INTEREST-INCOME]                                 2505
[OTHER-INCOME]                                       0
[EXPENSES-NET]                                     448
[NET-INVESTMENT-INCOME]                           2173
[REALIZED-GAINS-CURRENT]                          1061
[APPREC-INCREASE-CURRENT]                          276
[NET-CHANGE-FROM-OPS]                             3510
[EQUALIZATION]                                       0
[DISTRIBUTIONS-OF-INCOME]                         2141
[DISTRIBUTIONS-OF-GAINS]                             0
[DISTRIBUTIONS-OTHER]                                0
[NUMBER-OF-SHARES-SOLD]                          19635
[NUMBER-OF-SHARES-REDEEMED]                      13431
[SHARES-REINVESTED]                               1907
[NET-CHANGE-IN-ASSETS]                            9480
[ACCUMULATED-NII-PRIOR]                             26
[ACCUMULATED-GAINS-PRIOR]                            0
[OVERDISTRIB-NII-PRIOR]                              0
[OVERDIST-NET-GAINS-PRIOR]                         542
[GROSS-ADVISORY-FEES]                              221
[INTEREST-EXPENSE]                                   0
[GROSS-EXPENSE]                                    448
[AVERAGE-NET-ASSETS]                             35397
[PER-SHARE-NAV-BEGIN]                            22.83
[PER-SHARE-NII]                                   1.39
[PER-SHARE-GAIN-APPREC]                           0.90
[PER-SHARE-DIVIDEND]                              1.40
[PER-SHARE-DISTRIBUTIONS]                            0
[RETURNS-OF-CAPITAL]                                 0
[PER-SHARE-NAV-END]                              23.72
[EXPENSE-RATIO]                                   1.27
[AVG-DEBT-OUTSTANDING]                               0
[AVG-DEBT-PER-SHARE]                                 0

[ARTICLE] 6
[SERIES]
   [NUMBER] 7
   [NAME] MANAGERS SHORT AND INTERMEDIATE BOND FUND
[MULTIPLIER] 1000

[PERIOD-TYPE]                  12-MOS
[FISCAL-YEAR-END]                          DEC-31-1997
[PERIOD-END]                               DEC-31-1997
[INVESTMENTS-AT-COST]                            14979
[INVESTMENTS-AT-VALUE]                           15038
[RECEIVABLES]                                      196
[ASSETS-OTHER]                                      11
[OTHER-ITEMS-ASSETS]                                 0
[TOTAL-ASSETS]                                   15245
[PAYABLE-FOR-SECURITIES]                             0
[SENIOR-LONG-TERM-DEBT]                              0
[OTHER-ITEMS-LIABILITIES]                          163
[TOTAL-LIABILITIES]                                163
[SENIOR-EQUITY]                                      0
[PAID-IN-CAPITAL-COMMON]                         28152
[SHARES-COMMON-STOCK]                                0
[SHARES-COMMON-PRIOR]                                0
[ACCUMULATED-NII-CURRENT]                           14
[OVERDISTRIBUTION-NII]                               0
[ACCUMULATED-NET-GAINS]                              0
[OVERDISTRIBUTION-GAINS]                         13143
[ACCUM-APPREC-OR-DEPREC]                            59
[NET-ASSETS]                                     15082
[DIVIDEND-INCOME]                                    1
[INTEREST-INCOME]                                 1232
[OTHER-INCOME]                                       0
[EXPENSES-NET]                                     249
[NET-INVESTMENT-INCOME]                            984
[REALIZED-GAINS-CURRENT]                          (177)
[APPREC-INCREASE-CURRENT]                          156
[NET-CHANGE-FROM-OPS]                              963
[EQUALIZATION]                                       0
[DISTRIBUTIONS-OF-INCOME]                          954
[DISTRIBUTIONS-OF-GAINS]                             0
[DISTRIBUTIONS-OTHER]                                0
[NUMBER-OF-SHARES-SOLD]                           6970
[NUMBER-OF-SHARES-REDEEMED]                      15047
[SHARES-REINVESTED]                                770
[NET-CHANGE-IN-ASSETS]                           (7298)
[ACCUMULATED-NII-PRIOR]                           6705
[ACCUMULATED-GAINS-PRIOR]                            0
[OVERDISTRIB-NII-PRIOR]                              0
[OVERDIST-NET-GAINS-PRIOR]                       12041
[GROSS-ADVISORY-FEES]                               89
[INTEREST-EXPENSE]                                   0
[GROSS-EXPENSE]                                    249
[AVERAGE-NET-ASSETS]                             17768
[PER-SHARE-NAV-BEGIN]                            19.45
[PER-SHARE-NII]                                   1.08
[PER-SHARE-GAIN-APPREC]                           0.03
[PER-SHARE-DIVIDEND]                              1.05
[PER-SHARE-DISTRIBUTIONS]                            0
[RETURNS-OF-CAPITAL]                                 0
[PER-SHARE-NAV-END]                              19.51
[EXPENSE-RATIO]                                   1.40
[AVG-DEBT-OUTSTANDING]                               0
[AVG-DEBT-PER-SHARE]                                 0

[ARTICLE] 6
[SERIES]
   [NUMBER] 8
   [NAME] MANAGERS SHORT GOVERNMENT FUND
[MULTIPLIER] 1000

[PERIOD-TYPE]                  12-MOS
[FISCAL-YEAR-END]                          DEC-31-1997
[PERIOD-END]                               DEC-31-1997
[INVESTMENTS-AT-COST]                             5045
[INVESTMENTS-AT-VALUE]                            5058
[RECEIVABLES]                                       28
[ASSETS-OTHER]                                       8
[OTHER-ITEMS-ASSETS]                                 0
[TOTAL-ASSETS]                                    5094
[PAYABLE-FOR-SECURITIES]                             0
[SENIOR-LONG-TERM-DEBT]                              0
[OTHER-ITEMS-LIABILITIES]                           20
[TOTAL-LIABILITIES]                                 20
[SENIOR-EQUITY]                                      0
[PAID-IN-CAPITAL-COMMON]                         18516
[SHARES-COMMON-STOCK]                                0
[SHARES-COMMON-PRIOR]                                0
[ACCUMULATED-NII-CURRENT]                            0
[OVERDISTRIBUTION-NII]                               0
[ACCUMULATED-NET-GAINS]                              0
[OVERDISTRIBUTION-GAINS]                         13457
[ACCUM-APPREC-OR-DEPREC]                            15
[NET-ASSETS]                                      5074
[DIVIDEND-INCOME]                                    0
[INTEREST-INCOME]                                  352
[OTHER-INCOME]                                       0
[EXPENSES-NET]                                      61
[NET-INVESTMENT-INCOME]                            291
[REALIZED-GAINS-CURRENT]                           (65)
[APPREC-INCREASE-CURRENT]                           51
[NET-CHANGE-FROM-OPS]                              277
[EQUALIZATION]                                       0
[DISTRIBUTIONS-OF-INCOME]                          293
[DISTRIBUTIONS-OF-GAINS]                             0
[DISTRIBUTIONS-OTHER]                                0
[NUMBER-OF-SHARES-SOLD]                           2165
[NUMBER-OF-SHARES-REDEEMED]                       3459
[SHARES-REINVESTED]                                271
[NET-CHANGE-IN-ASSETS]                           (1039)
[ACCUMULATED-NII-PRIOR]                              2
[ACCUMULATED-GAINS-PRIOR]                            0
[OVERDISTRIB-NII-PRIOR]                              0
[OVERDIST-NET-GAINS-PRIOR]                       13392
[GROSS-ADVISORY-FEES]                               24
[INTEREST-EXPENSE]                                   0
[GROSS-EXPENSE]                                     84
[AVERAGE-NET-ASSETS]                              5287
[PER-SHARE-NAV-BEGIN]                            17.40
[PER-SHARE-NII]                                   0.97
[PER-SHARE-GAIN-APPREC]                          (0.02)
[PER-SHARE-DIVIDEND]                              0.98
[PER-SHARE-DISTRIBUTIONS]                            0
[RETURNS-OF-CAPITAL]                                 0
[PER-SHARE-NAV-END]                              17.37
[EXPENSE-RATIO]                                   1.15
[AVG-DEBT-OUTSTANDING]                               0
[AVG-DEBT-PER-SHARE]                                 0

[ARTICLE] 6
[SERIES]
   [NUMBER] 13
   [NAME] MANAGERS GLOBAL BOND FUND
[MULTIPLIER] 1000

[PERIOD-TYPE]                  12-MOS
[FISCAL-YEAR-END]                          DEC-31-1997
[PERIOD-END]                               DEC-31-1997
[INVESTMENTS-AT-COST]                            17000
[INVESTMENTS-AT-VALUE]                           17339
[RECEIVABLES]                                     7299
[ASSETS-OTHER]                                      16
[OTHER-ITEMS-ASSETS]                                 0
[TOTAL-ASSETS]                                   24654
[PAYABLE-FOR-SECURITIES]                             0
[SENIOR-LONG-TERM-DEBT]                              0
[OTHER-ITEMS-LIABILITIES]                         7189
[TOTAL-LIABILITIES]                               7189
[SENIOR-EQUITY]                                      0
[PAID-IN-CAPITAL-COMMON]                         17404
[SHARES-COMMON-STOCK]                                0
[SHARES-COMMON-PRIOR]                                0
[ACCUMULATED-NII-CURRENT]                            0
[OVERDISTRIBUTION-NII]                             303
[ACCUMULATED-NET-GAINS]                            109
[OVERDISTRIBUTION-GAINS]                             0
[ACCUM-APPREC-OR-DEPREC]                           255
[NET-ASSETS]                                     17465
[DIVIDEND-INCOME]                                    0
[INTEREST-INCOME]                                 1058
[OTHER-INCOME]                                       0
[EXPENSES-NET]                                     271
[NET-INVESTMENT-INCOME]                            787
[REALIZED-GAINS-CURRENT]                          (919)
[APPREC-INCREASE-CURRENT]                          128
[NET-CHANGE-FROM-OPS]                               (4)
[EQUALIZATION]                                       0
[DISTRIBUTIONS-OF-INCOME]                          139
[DISTRIBUTIONS-OF-GAINS]                           277
[DISTRIBUTIONS-OTHER]                                0
[NUMBER-OF-SHARES-SOLD]                           8504
[NUMBER-OF-SHARES-REDEEMED]                       7882
[SHARES-REINVESTED]                                411
[NET-CHANGE-IN-ASSETS]                             613
[ACCUMULATED-NII-PRIOR]                            149
[ACCUMULATED-GAINS-PRIOR]                          196
[OVERDISTRIB-NII-PRIOR]                              0
[OVERDIST-NET-GAINS-PRIOR]                           0
[GROSS-ADVISORY-FEES]                              116
[INTEREST-EXPENSE]                                   0
[GROSS-EXPENSE]                                    271
[AVERAGE-NET-ASSETS]                             16571
[PER-SHARE-NAV-BEGIN]                            21.40
[PER-SHARE-NII]                                   0.97
[PER-SHARE-GAIN-APPREC]                          (0.93)
[PER-SHARE-DIVIDEND]                              0.17
[PER-SHARE-DISTRIBUTIONS]                         0.34
[RETURNS-OF-CAPITAL]                                 0
[PER-SHARE-NAV-END]                              20.93
[EXPENSE-RATIO]                                   1.63
[AVG-DEBT-OUTSTANDING]                               0
[AVG-DEBT-PER-SHARE]                                 0

[ARTICLE] 6
[SERIES]
   [NUMBER] 12
   [NAME] MANAGERS MONEY MARKET FUND
[MULTIPLIER] 1000

[PERIOD-TYPE]                   12-MOS
[FISCAL-YEAR-END]                          NOV-30-1997
[PERIOD-END]                               NOV-30-1997
[INVESTMENTS-AT-COST]                            36596
[INVESTMENTS-AT-VALUE]                           36596
[RECEIVABLES]                                        0
[ASSETS-OTHER]                                       0
[OTHER-ITEMS-ASSETS]                                10
[TOTAL-ASSETS]                                   36607
[PAYABLE-FOR-SECURITIES]                             0
[SENIOR-LONG-TERM-DEBT]                              0
[OTHER-ITEMS-LIABILITIES]                           63
[TOTAL-LIABILITIES]                                 63
[SENIOR-EQUITY]                                      0
[PAID-IN-CAPITAL-COMMON]                         36544
[SHARES-COMMON-STOCK]                                0
[SHARES-COMMON-PRIOR]                                0
[ACCUMULATED-NII-CURRENT]                            0
[OVERDISTRIBUTION-NII]                               0
[ACCUMULATED-NET-GAINS]                              0
[OVERDISTRIBUTION-GAINS]                             0
[ACCUM-APPREC-OR-DEPREC]                             0
[NET-ASSETS]                                     36544
[DIVIDEND-INCOME]                                    0
[INTEREST-INCOME]                                 2313
[OTHER-INCOME]                                       0
[EXPENSES-NET]                                     163
[NET-INVESTMENT-INCOME]                           2150
[REALIZED-GAINS-CURRENT]                             0
[APPREC-INCREASE-CURRENT]                            0
[NET-CHANGE-FROM-OPS]                             2150
[EQUALIZATION]                                       0
[DISTRIBUTIONS-OF-INCOME]                         2150
[DISTRIBUTIONS-OF-GAINS]                             0
[DISTRIBUTIONS-OTHER]                                0
[NUMBER-OF-SHARES-SOLD]                         317466
[NUMBER-OF-SHARES-REDEEMED]                     318776
[SHARES-REINVESTED]                               1762
[NET-CHANGE-IN-ASSETS]                             453
[ACCUMULATED-NII-PRIOR]                              0
[ACCUMULATED-GAINS-PRIOR]                            0
[OVERDISTRIB-NII-PRIOR]                              0
[OVERDIST-NET-GAINS-PRIOR]                           0
[GROSS-ADVISORY-FEES]                               51
[INTEREST-EXPENSE]                                   0
[GROSS-EXPENSE]                                    303
[AVERAGE-NET-ASSETS]                             41168
[PER-SHARE-NAV-BEGIN]                             1.00
[PER-SHARE-NII]                                  0.052
[PER-SHARE-GAIN-APPREC]                              0
[PER-SHARE-DIVIDEND]                             0.052
[PER-SHARE-DISTRIBUTIONS]                            0
[RETURNS-OF-CAPITAL]                                 0
[PER-SHARE-NAV-END]                               1.00
[EXPENSE-RATIO]                                  0.004
[AVG-DEBT-OUTSTANDING]                               0
[AVG-DEBT-PER-SHARE]                                 0


                                          The Managers Funds
                                         40 Richards Avenue
                                         Norwalk, CT 06854
                                         (203)857-5321

April 29, 1998

VIA EDGAR
Securities and Exchange Commission
450 Fifth Street, N.W.
Judiciary Plaza
Washington, DC 20549


Re:  The Managers Funds Post-Effective Amendment 43
     to Registration Statement on Form N-1A
     File Nos. 2-84012; 811-3752
     -----------------------------------------------

Commissioners:

We are hereby filing Post Effective Amendment No. 43 to The Managers Funds' (the "Trust") Registration Statement on Form N-1A (the "Amendment") under the Securities Act of 1933 (the "1933 Act") and the Investment Company Act of 1940 (the "1940 Act"), as amended.

The Amendment is filed pursuant to paragraph (b) of Rule 485 under the 1933 Act in order to update certain financial information and to make other non-material changes since Post-Effective Amendment No. 42 was filed on December 29, 1997. Furthermore, this Amendment provides financial information for Managers Emerging Markets Equity Fund which satisfies the undertaking to file a Post-Effective Amendment, using financial statements which need not be certified, within four to six months from the effective date of Post-Effective Amendment No. 42.

It is proposed that this Amendment become effective on May
1, 1998.

Should you have any questions on this filing, please feel free to call the undersigned at (203)857-5321, or Judith L.
Shandling, of Shereff, Friedman, Hoffman and Goodman, LLP at
(212)891-9459.

Sincerely,
/s/Donald S. Rumery
Donald S. Rumery
Secretary

cc:  Judith L. Shandling, Esq.